UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Tax-Free
Trust
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Federal Intermediate-Term Tax-Free Income
Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Franklin Federal Intermediate-Term Tax-Free Income Fund 2
Franklin Federal Limited-Term Tax-Free Income Fund 6
Franklin High Yield Tax-Free Income Fund 10
Franklin Massachusetts Tax-Free Income Fund 14
Franklin New Jersey Tax-Free Income Fund 18
Financial Highlights and Schedules of Investments 22
Financial Statements 143
Notes to Financial Statements 152
Shareholder Information 172
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
Franklin Federal Intermediate-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Intermediate-
Term Tax-Free Income Fund covers the period ended August
31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of three to 10 years.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.02 on February 28, 2023,
to $10.99 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 14.5665 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 3 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.65%,
based on an annualization of the 2.4842 cents per share
August dividend and the maximum offering price of $11.24
on August 31, 2023. An investor in the 2023 maximum
federal income tax bracket of 40.80% (including 3.80%
Medicare tax) would need to earn a distribution rate of 4.48%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 17.36%
Utilities 16.90%
Industrial Dev. Revenue and Pollution Control 13.89%
Transportation 10.81%
Housing 8.55%
Education 8.32%
State General Obligation 7.03%
Local 6.59%
Special Tax 4.79%
Lease 4.54%
Other Revenue Bonds 0.62%
Refunded 0.60%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
27
.

Performance Summary as of August 31, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund
3
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +1.04% -1.23%
1-Year +1.86% -0.43%
5-Year +3.28% +0.19%
10-Year +18.52% +1.48%
Advisor
6-Month +1.08% +1.08%
1-Year +2.02% +2.02%
5-Year +4.48% +0.88%
10-Year +20.46% +1.88%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.65% 4.48% 3.27% 3.17% 5.52% 5.35%
Advisor 2.96% 5.00% 3.59% 3.49% 6.06% 5.90%
See page 4 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
6. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.145665
A1 $0.154054
C $0.123209
R6 $0.162957
Advisor $0.159623
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.79%
Advisor 0.46% 0.54%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
5
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,010.40 $3.58 $1,021.57 $3.60 0.71%
A1 $1,000 $1,010.30 $2.83 $1,022.32 $2.84 0.56%
C $1,000 $1,007.50 $5.59 $1,019.57 $5.62 1.11%
R6 $1,000 $1,011.10 $2.02 $1,023.13 $2.03 0.40%
Advisor $1,000 $1,010.80 $2.32 $1,022.83 $2.33 0.46%

6
franklintempleton.com
Semiannual Report
Franklin Federal Limited-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Limited-Term
Tax-Free Income Fund covers the period ended August 31,
2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of five years or less.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.03 on February 28, 2023, to
$10.04 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 11.2057 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.23% based
on an annualization of the 1.9076 cents per share August
dividend and the maximum offering price of $10.27 on
August 31, 2023. An investor in the 2023 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.77% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Industrial Dev. Revenue and Pollution Control 28.88%
Housing 12.72%
Local 10.69%
Health Care 9.65%
Education 9.02%
Lease 8.21%
Utilities 6.39%
State General Obligation 5.52%
Transportation 4.77%
Special Tax 3.29%
Other Revenue Bonds 0.84%
Refunded 0.02%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
52
.

Performance Summary as of August 31, 2023
Franklin Federal Limited-Term Tax-Free Income Fund
7
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +1.22% -1.06%
1-Year +1.82% -0.47%
5-Year +3.98% +0.33%
10-Year +7.43% +0.49%
Advisor
6-Month +1.34% +1.34%
1-Year +1.97% +1.97%
5-Year +5.38% +1.05%
10-Year +9.71% +0.93%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.23% 3.77% 3.30% 3.13% 5.57% 5.29%
Advisor 2.53% 4.27% 3.63% 3.45% 6.13% 5.83%
See page 8 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
8
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
6. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.112057
A1 $0.117123
R6 $0.126266
Advisor $0.124744
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.65% 0.82%
Advisor 0.40% 0.55%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
9
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,012.20 $3.29 $1,021.87 $3.30 0.65%
A1 $1,000 $1,012.70 $2.78 $1,022.37 $2.79 0.55%
R6 $1,000 $1,013.60 $1.87 $1,023.28 $1.88 0.37%
Advisor $1,000 $1,013.40 $2.03 $1,023.12 $2.04 0.40%

10
franklintempleton.com
Semiannual Report
Franklin High Yield Tax-Free Income Fund
This semiannual report for Franklin High Yield Tax-Free
Income Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goals and Main Investments
The Fund seeks to provide investors with a high current yield exempt from federal income taxes by normally investing at
least 80% of its net assets in securities that pay interest free from such taxes.
1
Its secondary goal is capital appreciation
to the extent possible and consistent with the Fund’s
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $8.68 on February 28, 2023, to
$8.57 on August 31, 2023. The Fund’s Class A shares paid
dividends totaling 19.8831 cents per share for the reporting period.
2
The Performance Summary beginning on page 11
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 4.49%, based on an
annualization of the 3.3287 cents per share August dividend
and the maximum offering price of $8.90 on August 31, 2023.
An investor in the 2023 maximum federal income tax bracket
of 40.80% (including 3.80% Medicare tax) would need to
earn a distribution rate of 7.58% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Special Tax 26.88%
Housing 13.45%
Industrial Dev. Revenue and Pollution Control 12.33%
Health Care 10.26%
Transportation 9.18%
Local 6.36%
Refunded 5.25%
Utilities 4.96%
Education 4.67%
Other Revenue Bonds 2.76%
State General Obligation 1.96%
Lease 1.16%
Exchange Traded Fund 0.78%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
69
.

Performance Summary as of August 31, 2023
Franklin High Yield Tax-Free Income Fund
11
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +1.01% -2.78%
1-Year -1.04% -4.75%
5-Year +4.20% +0.06%
10-Year +34.14% +2.59%
Advisor
6-Month +1.13% +1.13%
1-Year -0.79% -0.79%
5-Year +5.40% +1.06%
10-Year +36.33% +3.15%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 4.49% 7.58% 4.50% 7.60%
Advisor 4.90% 8.28% 4.91% 8.29%
See page 12 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
12
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.198831
A1 $0.205389
C $0.180665
R6 $0.211653
Advisor $0.209808
Total Annual Operating Expenses
9
Share Class
A 0.80%
Advisor 0.54%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
13
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,010.10 $4.11 $1,021.05 $4.13 0.81%
A1 $1,000 $1,012.10 $3.35 $1,021.81 $3.37 0.66%
C $1,000 $1,007.90 $6.07 $1,019.10 $6.10 1.20%
R6 $1,000 $1,012.70 $2.62 $1,022.54 $2.63 0.52%
Advisor $1,000 $1,011.30 $2.83 $1,022.32 $2.85 0.56%

14
franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free Income Fund
This semiannual report for Franklin Massachusetts Tax-Free
Income Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Massachusetts personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.41 on February 28, 2023,
to $10.35 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 13.0862 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 15 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.58%,
based on an annualization of the 2.31 47 cents per share
August dividend and the maximum offering price of $10.75
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Massachusetts personal
income tax bracket of 45.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.76% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We look forward to
serving your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Education 30.01%
Health Care 16.91%
Transportation 11.03%
Local 8.92%
Housing 8.69%
Special Tax 7.86%
Utilities 4.73%
State General Obligation 4.34%
Refunded 4.01%
Other Revenue Bonds 2.39%
Lease 0.96%
Industrial Dev. Revenue and Pollution Control 0.15%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 126 .

Performance Summary as of August 31, 2023
Franklin Massachusetts Tax-Free Income Fund
15
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.67% -3.11%
1-Year +0.85% -2.93%
5-Year +1.71% -0.43%
10-Year +25.50% +1.91%
Advisor
6-Month +0.80% +0.80%
1-Year +1.11% +1.11%
5-Year +2.99% +0.59%
10-Year +27.70% +2.48%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.58% 4.76% 3.10% 5.72%
Advisor 2.94% 5.42% 3.47% 6.40%
See page 16 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
16
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.130862
A1 $0.138780
C $0.109279
R6 $0.146343
Advisor $0.144065
Total Annual Operating Expenses
9
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
17
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,006.70 $4.47 $1,020.68 $4.50 0.89%
A1 $1,000 $1,007.50 $3.71 $1,021.44 $3.74 0.74%
C $1,000 $1,004.60 $6.44 $1,018.71 $6.49 1.28%
R6 $1,000 $1,008.20 $2.99 $1,022.16 $3.01 0.59%
Advisor $1,000 $1,008.00 $3.22 $1,021.93 $3.24 0.64%

18
franklintempleton.com
Semiannual Report
Franklin New Jersey Tax-Free Income Fund
This semiannual report for Franklin New Jersey Tax-Free
Income Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and New Jersey personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its net assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.11 on February 28, 2023, to
$10.07 on August 31, 2023. The Fund’s Class A shares paid
dividends totaling 15.0597 cents per share for the reporting period.
2
The Performance Summary beginning on page 19
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.91%, based on an
annualization of the 2.5351 cents per share August dividend
and the maximum offering price of $10.46 on August 31,
2023. An investor in the 2023 maximum combined effective
federal and New Jersey personal income tax bracket of
51.55% (including 3.80% Medicare tax) would need to earn a
distribution rate of 6.01% from a taxable investment to match the Fund’s Class A tax free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Transportation 26.76%
Education 21.35%
Health Care 15.58%
Lease 9.50%
Housing 8.98%
Local 5.90%
Industrial Dev. Revenue and Pollution Control 4.60%
Special Tax 2.42%
Utilities 2.07%
Refunded 1.39%
State General Obligation 1.09%
Other Revenue Bonds 0.36%
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
136
.

Performance Summary as of August 31, 2023
Franklin New Jersey Tax-Free Income Fund
19
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +1.08% -2.71%
1-Year +1.38% -2.42%
5-Year +3.37% -0.10%
10-Year +21.69% +1.59%
Advisor
6-Month +1.21% +1.21%
1-Year +1.73% +1.73%
5-Year +4.58% +0.90%
10-Year +23.71% +2.15%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.91% 6.01% 3.38% 6.98%
Advisor 3.28% 6.77% 3.76% 7.76%
See page 20 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
20
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.150597
A1 $0.158291
C $0.129589
R6 $0.165740
Advisor $0.163415
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.58%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
21
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
2
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,010.80 $4.17 $1,020.99 $4.19 0.83%
A1 $1,000 $1,011.60 $3.42 $1,021.74 $3.43 0.68%
C $1,000 $1,009.60 $6.16 $1,019.01 $6.18 1.22%
R6 $1,000 $1,012.30 $2.68 $1,022.47 $2.70 0.53%
Advisor $1,000 $1,012.10 $2.91 $1,022.24 $2.93 0.58%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.02 $11.82 $12.22 $12.39 $11.98 $11.87
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.26 0.23 0.26 0.27 0.15
Net realized and unrealized gains (losses) (0.03) (0.82) (0.40) (0.17) 0.43 0.11
Total from investment operations ........ 0.12 (0.56) (0.17) 0.09 0.70 0.26
Less distributions from:
Net investment income .............. (0.15) (0.24) (0.23) (0.26) (0.29) (0.15)
Net asset value, end of period .......... $10.99 $11.02 $11.82 $12.22 $12.39 $11.98
Total return
e
....................... 1.04% (4.70)% (1.42)% 0.72% 5.92% 2.20%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.83% 0.80% 0.80% 0.81% 0.80%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.71% 0.71% 0.70% 0.70% 0.71% 0.71%
Net investment income ............... 2.62% 2.31% 1.89% 2.09% 2.28% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $667,844 $707,816 $754,463 $629,566 $407,125 $182,330
Portfolio turnover rate ................ 6.26% 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.01 $11.81 $12.21 $12.38 $11.96 $11.94
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.25 0.28 0.30 0.32
Net realized and unrealized gains (losses) (0.04) (0.81) (0.40) (0.17) 0.43 0.02
Total from investment operations ........ 0.11 (0.54) (0.15) 0.11 0.73 0.34
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.25) (0.28) (0.31) (0.32)
Net asset value, end of period .......... $10.97 $11.01 $11.81 $12.21 $12.38 $11.96
Total return
d
....................... 1.03% (4.56)% (1.27)% 0.87% 6.17% 2.91%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.68% 0.65% 0.65% 0.66% 0.65%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.56% 0.56% 0.55% 0.55% 0.56% 0.56%
Net investment income ............... 2.77% 2.45% 2.05% 2.26% 2.43% 2.71%
Supplemental data
Net assets, end of period (000’s) ........ $799,301 $864,508 $1,265,052 $1,403,417 $1,516,009 $1,575,494
Portfolio turnover rate ................ 6.26% 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.05 $11.85 $12.24 $12.42 $12.00 $11.98
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.21 0.18 0.21 0.23 0.26
Net realized and unrealized gains (losses) (0.04) (0.81) (0.39) (0.18) 0.43 0.02
Total from investment operations ........ 0.08 (0.60) (0.21) 0.03 0.66 0.28
Less distributions from:
Net investment income .............. (0.12) (0.20) (0.18) (0.21) (0.24) (0.26)
Net asset value, end of period .......... $11.01 $11.05 $11.85 $12.24 $12.42 $12.00
Total return
d
....................... 0.75% (5.07)% (1.73)% 0.24% 5.58% 2.34%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.23% 1.20% 1.20% 1.21% 1.20%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.11% 1.11% 1.10% 1.10% 1.11% 1.11%
Net investment income ............... 2.21% 1.88% 1.50% 1.72% 1.88% 2.16%
Supplemental data
Net assets, end of period (000’s) ........ $35,223 $42,983 $67,008 $121,312 $203,994 $262,612
Portfolio turnover rate ................ 6.26% 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
In
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.04 $11.84 $12.24 $12.41 $11.99 $11.97
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.27 0.30 0.32 0.34
Net realized and unrealized gains (losses) (0.04) (0.81) (0.40) (0.18) 0.43 0.02
Total from investment operations ........ 0.12 (0.52) (0.13) 0.12 0.75 0.36
Less distributions from:
Net investment income .............. (0.16) (0.28) (0.27) (0.29) (0.33) (0.34)
Net asset value, end of period .......... $11.00 $11.04 $11.84 $12.24 $12.41 $11.99
Total return
d
....................... 1.11% (4.40)% (1.12)% 1.03% 6.33% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.53% 0.50% 0.50% 0.50% 0.49%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.40% 0.40% 0.40% 0.40% 0.40% 0.39%
Net investment income ............... 2.92% 2.60% 2.19% 2.41% 2.59% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $130,376 $135,524 $257,641 $414,751 $410,541 $417,612
Portfolio turnover rate ................ 6.26% 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.04 $11.84 $12.24 $12.41 $11.99 $11.97
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.28 0.26 0.29 0.31 0.33
Net realized and unrealized gains (losses) (0.04) (0.81) (0.40) (0.17) 0.43 0.02
Total from investment operations ........ 0.12 (0.53) (0.14) 0.12 0.74 0.35
Less distributions from:
Net investment income .............. (0.16) (0.27) (0.26) (0.29) (0.32) (0.33)
Net asset value, end of period .......... $11.00 $11.04 $11.84 $12.24 $12.41 $11.99
Total return
d
....................... 1.08% (4.45)% (1.17)% 0.97% 6.27% 3.00%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.58% 0.55% 0.55% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.46%
f
0.46% 0.45%
f
0.45%
f
0.46%
f
0.46%
f
Net investment income ............... 2.87% 2.53% 2.14% 2.36% 2.53% 2.81%
Supplemental data
Net assets, end of period (000’s) ........ $642,655 $633,982 $1,126,152 $1,153,049 $1,277,185 $1,103,570
Portfolio turnover rate ................ 6.26% 24.76% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Shares
a
Value
a
Management Investment Companies 2.2%
Capital Markets 2.2%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 49,216,050
Total Management Investment Companies (Cost $57,603,313) ....................
49,216,050
Principal
Amount
a a a a
Municipal Bonds 96.8%
Alabama 5.0%
b
Black Belt Energy Gas District ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... $ 7,000,000 6,723,516
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 8,570,000 8,889,264
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 7,000,000 7,183,332
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 6,970,000 7,264,207
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 4,000,000 4,218,595
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 531,269
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 519,917
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 461,913
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,092,035
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,036,826
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,127,221
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 2,942,083
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,053,765
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,154,831
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,344,274
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 4,585,000 4,809,623
Revenue, 2022 B-2, Mandatory Put, 5.341%, 8/01/28 ....................... 15,000,000 14,961,639
Revenue, 2023 A, Mandatory Put, 5.25%, 7/01/29 ......................... 32,500,000 33,699,848
114,014,158
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,729,302
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,284,885
3,014,187
Arizona 4.2%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 11,049,610
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,169,663
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 637,570
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 667,918
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,057,436
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,170,141

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... $ 1,250,000 $ 1,298,102
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,084,099
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,050,912
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 565,060
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/41 ....................................................... 6,000,000 5,478,020
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/27 ............. 55,000 56,610
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/28 ............. 60,000 62,329
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/29 ............. 60,000 62,818
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/30 ............. 65,000 68,485
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/31 ............. 70,000 74,152
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/27 ............. 160,000 163,956
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/28 ............. 170,000 174,699
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/29 ............. 160,000 164,719
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/30 ............. 185,000 190,426
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/31 ............. 195,000 200,643
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 546,853
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 813,671
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 646,063
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,065,897
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 972,110
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,619,587
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 10,664,406
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 7,500,000 7,908,709
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 6,225,000 6,517,169
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 3,340,000 3,567,373
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 6,765,921
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/39 .................................................. 6,365,000 6,644,945
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 579,772
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 468,375
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 576,954
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 2,952,165
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 907,175
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,067,995
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,067,086
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 852,272
Pima County Regional Transportation Authority ,
Excise Tax, Revenue, 2014, 5%, 6/01/24 ................................ 3,385,000 3,389,127
Excise Tax, Revenue, 2014, 5%, 6/01/26 ................................ 7,180,000 7,187,757
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,398,353
96,627,103

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ $ 4,630,000 $ 4,805,138
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 3,726,363
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,276,079
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,016,200
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,012,344
11,836,124
California 4.9%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 7,211,795
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,129,940
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 2,000,000 1,977,816
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 11,000,000 11,409,315
c
California Community Housing Agency ,
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 6,800,000 5,674,444
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 4,985,000 3,991,599
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 4.41% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 2,000,000 1,981,158
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,390,070
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 678,192
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,271,966
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 5,817,882
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 11,020,978
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 11,376,633
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 6,035,000 4,893,928
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,400,000 4,403,980
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,889,896
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 4,515,000 4,129,834
Los Angeles Department of Water & Power ,
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 8,800,352
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 4,984,439
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,275,910
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 4,399,614
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,262,397
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.244% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,642,524
112,614,662
Colorado 4.1%
City & County of Denver ,
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/41 ............... 5,325,000 5,940,949
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,013,900

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. $ 4,250,000 $ 4,262,660
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 694,037
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 753,596
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 806,503
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,074,739
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,178,614
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,124,114
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 8,877,199
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,149,222
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,166,497
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,128,242
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,186,172
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 4,731,418
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 2,000,000 2,063,967
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 5,500,000 5,656,641
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5%, 11/01/40 ......... 3,000,000 3,060,671
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,005,615
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
13,700,000 14,910,806
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 4,926,170
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,009,352
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,017,288
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,400,000 1,407,223
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 447,466
92,593,061
Connecticut 1.6%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 2,804,983
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 2,724,836
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,500,000 2,398,727
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 5,191,974
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 237,912
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 4,469,433
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 762,595
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 680,533
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 787,670
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 205,240
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 259,378
State of Connecticut ,
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,565,957
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,311,835
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 3,579,043
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,194,231
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,217,368
37,391,715

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 7.1%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... $ 5,000,000 $ 5,286,117
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,686,475
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 3,626,063
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,445,643
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/30 ...... 1,000,000 1,038,558
Provident Group - Continuum Properties LLC, Revenue, Senior Lien, 2023 A-1, 5%,
11/01/48 ....................................................... 2,500,000 2,482,139
c
Capital Trust Agency, Inc. ,
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 5,345,000 4,348,789
Revenue, 144A, 2021 A-2, 5.1%, 12/01/31 ............................... 1,725,000 1,445,903
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 855,000 720,624
Centre Lake Community Development District , Special Assessments , Special
Assessment , 2021 , 2.75% , 5/01/30 .................................... 255,000 227,800
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,790,531
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,608,850
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,505,087
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/40 ........................................................ 2,500,000 2,072,418
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 B-1, 2%, 1/01/29 4,300,000 3,688,982
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,506,370
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,641,279
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,026,593
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 657,401
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 462,005
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,027,955
Escambia County Health Facilities Authority , Baptist Hospital, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5% , 8/15/34 ............................... 1,000,000 1,042,938
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/33 ....................................... 10,500,000 11,222,748
Revenue, 2019 A, 4%, 10/01/37 ....................................... 8,430,000 8,293,038
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 175,821
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 282,369
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 225,390
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 231,173
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 229,116
JEA Water & Sewer System ,
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,467,376
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,172,179
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,215,318
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 18,772,374

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group, Revenue, A-1, Refunding, 4%,
4/01/37 ........................................................ $ 5,000,000 $ 4,874,354
Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 4/01/49 ................ 12,000,000 10,840,384
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 6,965,000 5,868,013
Middleton Community Development District A , Special Assessment , 2022 , 5.45% ,
5/01/32 ......................................................... 1,000,000 1,037,098
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,051,253
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,019,329
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 .................
1,755,000 1,881,314
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,115,110
Poitras East Community Development District ,
Special Assessment, 2023, 4.2%, 5/01/33 ............................... 800,000 781,944
Special Assessment, 2023, 5%, 5/01/43 ................................. 2,000,000 1,934,253
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 439,929
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 11,962,712
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 7,855,000 8,101,184
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,147,788
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,894,796
c
Village Community Development District No. 15 , Special Assessment , 144A, 2023 ,
4.85% , 5/01/38 ................................................... 1,000,000 1,003,746
162,578,629
Georgia 5.2%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,028,105
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,122,065
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 7,236,324
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,208,781
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 913,036
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 571,858
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 454,708
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 869,451
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,396,287
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 253,476
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 253,034
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 277,877
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 276,415
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 274,271
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 3,869,337
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,479,734
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 4,907,993
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,105,298
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 1,825,653
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,196,926

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ $ 2,000,000 $ 2,093,462
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,047,262
Main Street Natural Gas, Inc. ,
Revenue, 2021 C, 4%, 12/01/25 ....................................... 1,000,000 991,243
b
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 5,000,000 4,871,085
b
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 10,000,000 9,673,219
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 12,000,000 11,485,680
b
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 10,000,000 10,257,737
b
Revenue, 2023 B, Mandatory Put, 5%, 3/01/30 ............................ 11,495,000 11,926,331
b
Revenue, 2023 C, Mandatory Put, 5%, 9/01/30 ........................... 10,000,000 10,386,782
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,058,330
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 635,414
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 529,599
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,058,511
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 523,075
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 501,305
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 731,548
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 783,931
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,091,570
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 730,586
117,897,299
Hawaii 1.2%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 22,010,918
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 4,374,627
26,385,545
Illinois 6.5%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,958,781
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,073,504
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,588,666
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,609,924
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,217,200
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,095,021
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,533,588
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,858,176
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 5,882,465
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn., 1/01/31 ............................. 4,000,000 2,907,844
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 1,816,059
GO, 2021 A, Refunding, 5%, 1/01/33 ................................... 9,500,000 10,109,554
GO, 2021 A, Refunding, 5%, 1/01/34 ................................... 6,655,000 7,071,928
GO, 2021 B, Refunding, 4%, 1/01/35 ................................... 4,295,000 4,206,665
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 5,150,000 4,833,514
GO, 2023 A, 5%, 1/01/35 ............................................ 10,000,000 10,679,547
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,041,404
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,286,718

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 4% , 11/15/40 ...........
$ 5,250,000 $ 5,091,829
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 12,645,000 12,037,963
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... 1,065,000 481,913
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 497,750
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... 1,310,000 592,775
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 495,487
Lifespace Communities, Inc. Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/35 ........................................................ 500,000 445,587
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 1,831,177
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
1,000,000 978,863
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 368,486
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 1,875,210
State of Illinois ,
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 5,678,106
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,029,690
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,344,819
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 731,904
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,197,665
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,500,000 1,594,003
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,213,746
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 982,761
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 7,901,639
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,053,067
GO, 2021 B, 4%, 12/01/39 ........................................... 2,500,000 2,360,579
GO, 2022 A, 5%, 3/01/29 ............................................ 6,385,000 6,833,504
GO, 2022 B, 5%, 10/01/30 ........................................... 10,000,000 10,893,854
GO, 2022 C, 5.5%, 10/01/40 ......................................... 3,700,000 4,034,639
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,127,701 5,233,447
148,551,021
Indiana 1.7%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,500,265
Indiana Finance Authority ,
CHF - Tippecanoe LLC, Revenue, 2023 A, 5%, 6/01/32 ..................... 650,000 696,015
CHF - Tippecanoe LLC, Revenue, 2023 A, 5%, 6/01/33 ..................... 830,000 891,503
CHF - Tippecanoe LLC, Revenue, 2023 A, 5%, 6/01/38 ..................... 1,600,000 1,640,825
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,015,116
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,079,117
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,140,612
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,208,748
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,274,210
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,562,737
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 10,481,143
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 14,999,298
38,489,589
Iowa 1.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/32 .... 680,000 626,156
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/36 .... 650,000 570,629
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/41 .... 350,000 285,384
b
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding,
Mandatory Put, 4.26%, 5/15/26 ...................................... 3,250,000 2,972,248

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . $ 1,800,000 $ 1,905,999
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,027,233
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,138,256
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,239,139
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,299,899
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 2,547,005
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 2,654,867
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 7,651,574
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 1,220,000 1,189,275
28,107,664
Kansas 0.4%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,124,164
Kentucky 1.6%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,393,102
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,456,780
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,527,133
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,059,276
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 6,500,000 6,629,487
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,569,815
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,675,264
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,048,559
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,148,032
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 2,681,284
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,207,192
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 5,730,435
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 5,701,224
35,827,583
Louisiana 3.7%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,325,776
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,005,358
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,034,047
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,473,269
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 3,601,339
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 4,809,867
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,900,000 8,562,708
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 1,647,030
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 3,553,685
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 4,523,449
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,277,481

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ $ 10,000 $ 10,421
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,024,717
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,210
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,528,329
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 15,631
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,041,017
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,081,615
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,340,261
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 1,815,945
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 1,818,751
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,075,044
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 5,099,520
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,128,662
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,294,494
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,366,935
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,027,665
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,534,775
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,086,401
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,012,665
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 2,781,016
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,147,865
84,050,948
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,070,290
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 1,002,920
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,130,475
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 2,612,962
5,816,647
Maryland 3.6%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,059,678
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,112,976
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,208,720
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,425,578
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 6,839,957
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 6,248,961
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 2,846,990
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 5,948,022
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,397,063
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 1,890,021
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 3,988,408
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,229,109
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 7,695,837
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,520,003
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 392,510
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 285,223

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ $ 8,520,000 $ 8,946,456
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 7,790,341
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... 1,000,000 1,030,045
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,388,257
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 2,921,057
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... 1,480,000 1,542,824
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... 1,550,000 1,611,577
81,319,613
Massachusetts 2.0%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 7,732,316
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,187,870
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 164,214
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 512,365
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 483,952
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 564,325
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 483,025
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 4,544,032
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 4,767,988
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 14,954,307
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,374,350
45,768,744
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,028,422
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 1,940,104
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,095,002
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,404,702
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,004,380
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 8,509,114
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,100,000 5,166,863
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 2,869,079
Trinity Health Corp. Obligated Group, Revenue, 2008 C, 5%, 12/01/32 .......... 1,115,000 1,181,266
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 135,000 145,523
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 2,821,380
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,377,040
37,542,875

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.4%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ $ 2,035,000 $ 1,993,831
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 8,143,623 5,812,798
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. 101,412 84,270
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 292,699
c
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,011,627
10,195,225
Missouri 1.6%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,334,941
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/27 ................ 3,250,000 3,302,736
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/28 ................ 4,500,000 4,559,648
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/29 ................ 4,045,000 4,101,225
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 2,771,945
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,197,759
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,578,573
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,174,660
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 1,951,759
36,973,246
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,099,331
New Jersey 2.5%
Hudson County Improvement Authority , County of Hudson , Revenue , 2010 , Refunding ,
AGMC Insured , 5.375% , 10/01/24 ..................................... 2,050,000 2,092,997
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/39 ................... 16,000,000 17,124,718
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,051,623
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,185,320
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,124,127
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/33 . 680,000 716,578
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/34 . 545,000 573,714
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/35 . 565,000 591,461
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 937,533
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,125,644
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 3,030,000 2,851,868
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 1,410,000 1,335,258
New Jersey Transportation Trust Fund Authority ,
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 6,200,000 6,257,925
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 7,254,527
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,774,836
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 286,577
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 349,217
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 348,854
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 347,800

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education, (continued)
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... $ 400,000 $ 445,140
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 478,054
56,253,771
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,429,336
New York 6.9%
City of New York ,
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,050,276
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 7,665,107
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 3,792,378
GO, 2021 C, 4%, 8/01/37 ............................................ 5,000,000 5,004,191
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,773,189
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 10,420,647
Metropolitan Transportation Authority ,
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 7,435,765
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 21,660,681
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,358,017
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,223,593
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 1,976,491
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,408,598
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 5,545,000 5,364,666
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,046,096
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,062,127
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 7,000,000 5,174,508
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,182,235
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 8,788,222
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,027,184
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,408,524
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,022,160
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 155,000 155,190
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 10,220,007
State of New York Personal Income Tax, Revenue, 2014 E, 5%, 2/15/30 ......... 4,980,000 5,085,102
State of New York Personal Income Tax, Revenue, 2014 E, Pre-Refunded, 5%,
2/15/30 ........................................................ 20,000 20,481
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 7,345,840
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 10,842,258
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 5,485
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 475,435
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 418,964
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 207,693
Port Authority of New York & New Jersey ,
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,104,152
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,147,960
Revenue, 234, Refunding, 5.25%, 8/01/42 ............................... 2,500,000 2,691,348
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,386,017
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,154,878

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp., (continued)
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... $ 4,425,000 $ 4,750,081
156,855,546
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 127,289
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 309,035
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 469,414
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 527,114
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 372,100
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 280,000 261,541
2,066,493
North Dakota 0.4%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. 1,600,000 1,641,297
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 1,642,478
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. 1,300,000 1,339,073
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
4,250,000 4,231,761
8,854,609
Ohio 1.6%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 11,765,000 10,425,548
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,120,253
c
Ohio Housing Finance Agency , Revenue , 144A, 2023 B , 6% , 2/01/26 ............ 4,100,000 4,094,289
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 3,510,000 3,544,882
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2017
A , 5% , 12/01/31 ................................................... 10,000,000 10,658,732
State of Ohio ,
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,025,691
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 837,501
35,706,896
Oregon 2.6%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,003,748
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 3,967,070
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,378,523
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 2,639,665
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 4,561,193
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,188,939
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 856,607
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,378,819
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 431,693
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 153,623
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 338,556

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority, (continued)
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... $ 600,000 $ 629,675
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 287,854
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 1,615,975
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 10,090,449
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,033,753
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 9,559,207
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,664,215
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,344,324
60,123,888
Pennsylvania 4.0%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,382,090
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 621,733
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 623,729
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 729,995
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 706,962
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 6,135,474
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,594,552
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,111,264
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/39 ....................... 1,860,000 1,969,687
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/40 ....................... 3,260,000 3,445,047
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 13,399,728
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,286,353
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 1,899,871
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,565,325
UPMC Obligated Group, Revenue, 2023 B, Refunding, 4%, 5/15/40 ............ 2,525,000 2,376,705
UPMC Obligated Group, Revenue, 2023 B, Refunding, 4%, 5/15/41 ............ 2,375,000 2,224,560
UPMC Obligated Group, Revenue, 2023 B, Refunding, 4%, 5/15/42 ............ 2,815,000 2,623,028
b
Waste Management Obligated Group, Revenue, 2009, Mandatory Put, 0.95%,
12/01/26 ....................................................... 3,000,000 2,695,734
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,266,857
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 6,110,881
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/39 ..... 6,950,000 7,373,710
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 5,985,115
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,272,550
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 292,054
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,112,542
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,259,117
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 1,975,809
90,040,472

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island 0.1%
State of Rhode Island ,
GO, 2019 C, 4%, 1/15/34 ............................................ $ 1,520,000 $ 1,554,349
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 611,169
2,165,518
South Carolina 2.2%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 842,182
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,500,000 5,122,742
c
Revenue, 144A, 2021 A-2, 5.3%, 12/01/29 ............................... 1,805,000 1,557,281
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 7,400,000 5,814,725
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 11,000,000 7,250,828
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/33 ...... 6,000,000 6,240,245
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 2,541,946
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 15,000,000 15,396,979
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,028,011
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 780,736
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,197,735
49,773,410
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 837,213
Tennessee 4.0%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,600,803
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,059,275
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,314,283
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 971,032
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
15,565,000 17,739,490
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 22,822,354
b
Tennessee Energy Acquisition Corp. ,
Revenue, 2018, Mandatory Put, 4%, 11/01/25 ............................ 25,935,000 25,640,438
Revenue, 2021 A, Mandatory Put, 5%, 11/01/31 ........................... 4,795,000 4,960,985
Revenue, 2023 A-1, Refunding, Mandatory Put, 5%, 5/01/28 ................. 5,250,000 5,352,131
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,452,935
89,913,726
Texas 5.1%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 901,197
City of Austin , Water & Wastewater System , Revenue , 2012 , 5% , 11/15/27 ........
805,000 806,036
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,603,076
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 2,670,159
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,066,165
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,014,839
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,005,678

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Houston , Combined Utility System , Revenue, First Lien , 2016 B , Refunding , 5% ,
11/15/36 ........................................................ $ 7,800,000 $ 8,100,662
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 10,838,543
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 9,644,124
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 415,312
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 110,333
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 66,752
County of Harris ,
Toll Road, Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ............. 2,500,000 2,682,805
Toll Road, Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ............. 2,500,000 2,676,696
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,013,791
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,105,792
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 830,202
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 777,834
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 468,558
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 624,421
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 676,112
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 619,207
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 653,889
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 133,317
GO, 2021, 2%, 9/01/29 ............................................. 155,000 130,269
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 171,336
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 209,395
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 227,247
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 2,911,930
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,112,575
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,169,098
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,053,434
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 9,562,588
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 581,804
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,161,513
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 1,754,250
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,504,782
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,206,555
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,006,352
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,003,156
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,016,363
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 10,000,000 10,235,988
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 13,453,939
c
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.875% , 9/01/31 .............................................. 281,000 232,672
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/29 ..................................... 290,000 251,179
GO, Sub. Lien, 2021, 2.25%, 8/15/31 ................................... 300,000 253,066

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Westside 211 Special Improvement District, (continued)
GO, Sub. Lien, 2021, 3%, 8/15/33 ..................................... $ 315,000 $ 276,902
GO, Sub. Lien, 2021, 3%, 8/15/35 ..................................... 335,000 284,587
GO, Sub. Lien, 2021, 3%, 8/15/37 ..................................... 355,000 282,618
115,559,098
Utah 0.1%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
3,000,000 2,668,766
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 363,846
3,032,612
Virginia 1.7%
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 10,381,419
Virginia Public Building Authority ,
Revenue, B, 4%, 8/01/29 ............................................ 9,605,000 9,797,886
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 3,530,000 3,611,176
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,529,343
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/32 ........................................................ 2,500,000 2,461,806
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/32 ........................................................ 2,000,000 1,966,535
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/35 .................................................... 3,000,000 3,140,744
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/36 .................................................... 3,000,000 2,847,259
38,736,168
Washington 3.7%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,024,504
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 5,413,020
County of King ,
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,215,564
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,215,414
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 1,922,397
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,085,457
Energy Northwest ,
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/35 ...... 7,000,000 7,667,823
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,267,176
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 8,689,358
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,128,858
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,871,604
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,440,454
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 2,988,849
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 3,948,647
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,596,182
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,481,570
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,297,613
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,314,283
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 5,352,429
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,044,002
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,040,022

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ $ 1,000,000 $ 1,038,335
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/35 ....................................................... 440,000 379,496
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 998,187
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 1,923,017
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,323,578
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,650,546
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,429,896
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,769,504 6,133,778
c
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 B, 5.3%, 1/01/30 . 1,300,000 1,111,342
84,993,401
Wisconsin 2.2%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,270,985
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,180,652
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 526,114
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 869,600
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 273,180
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 190,321
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 188,845
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.375%, 7/01/47 .... 7,000,000 7,516,769
c
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 13,400,000 13,406,834
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 5,600,000 4,403,734
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 B, 5.75%,
12/01/27 ....................................................... 1,600,000 1,511,512
Renown Regional Medical Center Obligated Group, Revenue, 2020 A, Refunding,
4%, 6/01/35 .................................................... 2,100,000 2,007,749
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 189,356
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 240,647
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 305,183
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 250,274
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 7,725,837
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 600,715
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 991,959
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 591,832
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 583,119

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
See Abbreviations on page 171 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/28 .................................................... $ 375,000 $ 352,909
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/29 .................................................... 390,000 361,087
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/30 .................................................... 405,000 369,254
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/37 .................................................... 1,460,000 1,185,321
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,353,510
50,447,298
U.S. Territories 0.3%
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority , Revenue , 2017 B , 5% , 7/01/32 .....
5,750,000 6,073,305
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 466,718
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. 550,000 586,228
1,052,946
Total U.S. Territories .................................................................... 7,126,251
Total Municipal Bonds (Cost $2,313,470,843) ...................................
2,203,734,839
Total Long Term Investments (Cost $2,371,074,156) .............................
2,252,950,889
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Minnesota 0.1%
e
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.8% , 11/15/48 ..... 1,900,000 1,900,000
Total Municipal Bonds (Cost $1,900,000) .......................................
1,900,000
Total Short Term Investments (Cost $1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $2,372,974,156) 99.1% ..................................
$2,254,850,889
Other Assets, less Liabilities 0.9% .............................................
20,548,534
Net Assets 10 0.0% ...........................................................
$2,275,399,423

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $152,178,548, representing 6.7% of net assets.
d
The coupon rate shown represents the rate at period end.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $10.34 $10.56 $10.59 $10.35 $10.27
Income from investment operations
c
:
Net investment income
d
............. 0.11 0.15 0.07 0.11 0.15 0.07
Net realized and unrealized gains (losses) 0.01 (0.33) (0.22) (0.03) 0.25 0.08
Total from investment operations ........ 0.12 (0.18) (0.15) 0.08 0.40 0.15
Less distributions from:
Net investment income .............. (0.11) (0.13) (0.07) (0.11) (0.16) (0.07)
Net asset value, end of period .......... $10.04 $10.03 $10.34 $10.56 $10.59 $10.35
Total return
e
....................... 1.22% (1.75)% (1.39)% 0.75% 3.88% 1.49%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.86% 0.80% 0.81% 0.81% 0.83%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.65% 0.65% 0.65% 0.64% 0.64% 0.65%
Net investment income ............... 2.23% 1.51% 0.70% 1.01% 1.42% 1.23%
Supplemental data
Net assets, end of period (000’s) ........ $347,572 $385,372 $345,670 $294,622 $158,939 $103,864
Portfolio turnover rate ................ 9.18% 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $10.35 $10.57 $10.60 $10.36 $10.29
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.16 0.09 0.12 0.16 0.14
Net realized and unrealized gains (losses) 0.01 (0.33) (0.22) (0.03) 0.25 0.08
Total from investment operations ........ 0.13 (0.17) (0.13) 0.09 0.41 0.22
Less distributions from:
Net investment income .............. (0.12) (0.14) (0.09) (0.12) (0.17) (0.15)
Net asset value, end of period .......... $10.05 $10.04 $10.35 $10.57 $10.60 $10.36
Total return
d
....................... 1.27% (1.65)% (1.29)% 0.85% 3.99% 2.11%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.75% 0.70% 0.71% 0.71% 0.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.55% 0.55% 0.54% 0.55%
Net investment income ............... 2.33% 1.55% 0.81% 1.14% 1.52% 1.33%
Supplemental data
Net assets, end of period (000’s) ........ $274,444 $305,208 $413,869 $468,057 $518,898 $582,767
Portfolio turnover rate ................ 9.18% 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $10.34 $10.56 $10.59 $10.35 $10.28
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.18 0.10 0.14 0.18 0.16
Net realized and unrealized gains (losses) 0.01 (0.33) (0.22) (0.03) 0.25 0.07
Total from investment operations ........ 0.14 (0.15) (0.12) 0.11 0.43 0.23
Less distributions from:
Net investment income .............. (0.13) (0.16) (0.10) (0.14) (0.19) (0.16)
Net asset value, end of period .......... $10.04 $10.03 $10.34 $10.56 $10.59 $10.35
Total return
d
....................... 1.36% (1.48)% (1.12)% 1.03% 4.18% 2.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.58% 0.53% 0.54% 0.54% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.37% 0.37% 0.37% 0.37% 0.36% 0.36%
Net investment income ............... 2.51% 1.74% 0.98% 1.30% 1.70% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $60,442 $68,248 $86,417 $70,227 $51,952 $47,182
Portfolio turnover rate ................ 9.18% 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $10.35 $10.57 $10.60 $10.35 $10.29
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.16 0.10 0.13 0.17 0.15
Net realized and unrealized gains (losses) (—)
d
(0.33) (0.22) (0.02) 0.27 0.07
Total from investment operations ........ 0.13 (0.17) (0.12) 0.11 0.44 0.22
Less distributions from:
Net investment income .............. (0.12) (0.15) (0.10) (0.14) (0.19) (0.16)
Net asset value, end of period .......... $10.04 $10.03 $10.35 $10.57 $10.60 $10.35
Total return
e
....................... 1.34% (1.60)% (1.05)% 1.00% 4.14% 2.16%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.59% 0.55% 0.56% 0.56% 0.58%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.40% 0.40% 0.40% 0.40% 0.39% 0.40%
Net investment income ............... 2.48% 1.63% 0.95% 1.26% 1.67% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $260,098 $220,088 $542,557 $517,221 $291,452 $274,316
Portfolio turnover rate ................ 9.18% 29.88% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Shares
a
Value
a
Management Investment Companies 3.8%
Capital Markets 3.8%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 36,068,500
Total Management Investment Companies (Cost $39,888,825) ....................
36,068,500
Principal
Amount
a a a a
b
Senior Floating Rate Interests 4.6%
Real Estate Management & Development 3.3%
c
Baytown Leased Housing Associates II LP , Project Term Loan , 7.569% , ( 1-month USD
LIBOR + 2.251% ), 8/01/40 ........................................... $ 25,110,000 25,805,944
c,d
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 6.616% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 4,875,774 4,981,443
30,787,387
a a a a a
Residential REITs 1.3%
c,d
Centennial Gardens LP , Delayed Draw Term Loan , 7.07% , ( 1-month USD LIBOR +
2% ), 1/08/24 ..................................................... 12,166,852 12,374,510
Total Senior Floating Rate Interests (Cost $42,152,625) ..........................
43,161,897
Municipal Bonds 90.1%
Alabama 8.3%
Black Belt Energy Gas District ,
e
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 11,675,000 11,581,514
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 399,436
e
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 10,000,000 9,777,408
e
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 4,285,000 4,444,632
e
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 4,000,000 4,104,761
e
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 2,000,000 2,109,297
e
Revenue, 2023 D-3, Refunding, Mandatory Put, Zero Cpn ., 2/01/29 ............ 5,000,000 4,988,174
e
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 3,795,147
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,527,225
e
Southeast Alabama Gas Supply District (The) , Revenue , 2018 A , Mandatory Put , 4% ,
6/01/24 ......................................................... 10,895,000 10,848,452
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 449,956
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 723,895
e
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 14,560,000 14,857,140
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,516,187
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,065,839
78,189,063
Alaska 1.1%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,288,862
Arizona 2.1%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,001,320
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,003,553
KIPP NYC Public Charter Schools, Revenue, 2021 C, 1.8%, 7/01/24 ........... 450,000 431,751

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
e
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 4.86% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... $ 17,000,000 $ 16,972,766
19,409,390
California 4.5%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... 535,000 535,127
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 850,207
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... 325,000 325,392
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 400,953
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 375,838
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 470,875
e
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 4,245,000 4,402,958
f
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,090,000 2,578,534
California Educational Facilities Authority , University of San Diego , Revenue , 1999 ,
AMBAC Insured , Zero Cpn ., 10/01/23 ................................... 1,120,000 1,117,003
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 12,835,585
e,f
California Municipal Finance Authority , Farmdale NOHO LP , Revenue , 144A, 2022 A ,
Mandatory Put , 5% , 12/01/23 ......................................... 13,060,000 13,056,115
e,f
California Pollution Control Financing Authority , Republic Services, Inc. , Revenue ,
144A, 2010 B , Refunding , Mandatory Put , 3.75% , 11/01/23 .................. 2,000,000 1,999,940
California Statewide Communities Development Authority ,
e
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 2,995,287
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 520,000 520,372
42,464,186
Colorado 0.9%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 962,275
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
5,900,000 6,421,442
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 400,805
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 301,500
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 327,686
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 407,674
8,821,382
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 176,142
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 172,647
348,789
Delaware 0.5%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,574,725
Florida 1.4%
Centre Lake Community Development District , Special Assessments , Special
Assessment , 2021 , 2.75% , 5/01/24 .................................... 215,000 212,480
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,787,357

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... $ 1,000,000 $ 1,030,576
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 1,829,931
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 1,853,815
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,038,603
e,f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,750,000 2,642,854
Middleton Community Development District A , Special Assessment , 2022 , 5.2% ,
5/01/27 ......................................................... 500,000 505,699
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 295,852
River Hall Community Development District ,
Assessment Area, Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ....... 230,000 227,782
Assessment Area, Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ....... 180,000 175,631
Assessment Area, Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ....... 220,000 211,548
12,812,128
Georgia 5.0%
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,531,909
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,544,100
e
Development Authority of Burke County (The) , Georgia Power Co. , Revenue , 4th 1995 ,
Mandatory Put , 3.8% , 5/21/26 ........................................ 3,000,000 2,963,893
e
Development Authority of Monroe County (The) ,
Georgia Power Co., Revenue, First Series, 2009, Refunding, Mandatory Put, 1%,
8/21/26 ........................................................ 2,000,000 1,772,883
Georgia Power Co., Revenue, Second Series, 2006, Refunding, Mandatory Put,
3.875%, 3/06/26 ................................................. 3,500,000 3,467,233
Main Street Natural Gas, Inc. ,
e
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 3,250,000 3,223,096
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 724,573
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 731,693
e
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 4,500,000 4,352,948
e,f
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 15,000,000 14,357,100
e
Revenue, 2023 C, Mandatory Put, 5%, 9/01/30 ........................... 10,000,000 10,386,782
Private Colleges & Universities Authority ,
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/23 ................. 300,000 300,273
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/24 ................. 400,000 405,556
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/25 ................. 425,000 436,366
47,198,405
Hawaii 1.8%
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,496,136
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 3,440,000 3,552,843
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,014,406
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 609,791
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. 1,725,000 1,781,586
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 4,587,368
17,042,130
Illinois 8.4%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,002,470
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 355,861
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 512,739
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 571,152

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... $ 1,425,000 $ 1,436,445
City of Chicago ,
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 1,923,500
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 3,100,000 3,244,070
City of Moline ,
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,161,141
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 548,647
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 844,836
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...........
845,000 925,839
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 1,271,525
e
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put, 4.91%,
9/01/25 ........................................................ 3,695,000 3,686,331
Lifespace Communities, Inc. Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/27 ........................................................ 590,000 565,386
e
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,258,410
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,473,815
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 500,000 505,573
GO, 2016, Refunding, 5%, 2/01/25 ..................................... 10,000,000 10,171,729
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 781,606
GO, 2017 C, 5%, 11/01/29 ........................................... 2,000,000 2,102,018
GO, 2017 D, 5%, 11/01/27 ........................................... 5,025,000 5,289,953
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 6,216,757
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 399,222
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 664,168
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 404,582
GO, 2021 A, 5%, 3/01/25 ............................................ 5,300,000 5,396,591
GO, 2022 B, Refunding, 5%, 3/01/24 ................................... 2,500,000 2,514,833
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,011,933
Sales Tax, Revenue, 2021 A, 4%, 6/15/27 ............................... 1,500,000 1,516,190
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,332,915
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,046,999
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,472,891
79,610,127
Indiana 1.4%
f
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,500,265
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 193,191
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 997,043
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. 1,000,000 982,596
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. 1,000,000 967,921
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,121,381
e
Southern Indiana Gas & Electric Co., Revenue, 2013 E, Refunding, Mandatory Put,
3.55%, 8/01/28 .................................................. 5,000,000 4,916,457
13,678,854
Iowa 1.1%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,049,097

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
e
Iowa Finance Authority , Lifespace Communities, Inc. Obligated Group , Revenue , 2021
B , Refunding , Mandatory Put , 4.26% , ( SOFR + 0.55% ), 5/15/26 ............... $ 1,500,000 $ 1,371,807
10,420,904
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,676,494
Kentucky 3.7%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... 3,375,000 3,011,867
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,079,478
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,117,710
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,139,276
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,220,861
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,281,575
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,336,239
e
Kentucky Public Energy Authority ,
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 9,914,691
Revenue, 2022 A-2, Mandatory Put, 4.751%, 8/01/30 ....................... 14,125,000 13,506,941
f
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,360,000 1,308,726
34,917,364
Louisiana 4.2%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 467,352
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 633,390
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 589,201
e
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,506,437
f
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 560,000 538,067
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 255,082
e
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 7,616,316
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 16,802,224
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 4.21% , ( SOFR + 0.5% ), 5/01/26 ........................... 2,950,000 2,891,738
39,299,807
Maryland 2.5%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,181,003
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 399,701
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 466,958
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,212,530
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,337,390
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,636
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,049,587

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... $ 1,215,000 $ 1,242,355
23,921,160
Massachusetts 1.7%
e
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,025,631
President & Trustees of Williams College, Revenue, 2011 N, Mandatory Put, 0.45%,
7/01/25 ........................................................ 1,000,000 924,769
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,080,830
16,031,230
Michigan 1.6%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,069,796
e
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 5,915,000 5,178,039
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ 3,300,000 3,195,200
f
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/26 ................................. 5,000,000 5,036,772
15,479,807
Minnesota 2.9%
e
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 988,392
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
4.125% , 6/01/24 ................................................... 1,680,000 1,679,053
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,103,365
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,042,914
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,060,040
e
Minnesota Municipal Gas Agency ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/27 ........................... 8,785,000 8,677,510
Revenue, 2022 B, Mandatory Put, 4.551%, 12/01/27 ....................... 8,000,000 7,871,143
27,422,417
Mississippi 0.6%
e
County of Jackson , Chevron Corp. , GO , 1994 , Refunding , Mandatory Put , 3.75% ,
2/01/24 ......................................................... 2,900,000 2,900,000
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,247,468
Mississippi Home Corp. ,
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 235,267 223,030
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... 68,681 65,373
5,435,871
Missouri 0.6%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 301,520
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 503,166
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 409,281
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 671,223

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
e
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... $ 3,500,000 $ 3,488,306
5,373,496
Nebraska 0.7%
e
Central Plains Energy Project , Revenue , 2018 A , Mandatory Put , 5% , 1/01/24 ...... 4,250,000 4,260,830
Nebraska Public Power District , Revenue , 2021 C , Refunding , 5% , 1/01/24 ........
2,500,000 2,512,474
6,773,304
Nevada 0.5%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,766,409
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 2,831,195
4,597,604
New Hampshire 0.5%
e
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 4.435% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,919,575
New Jersey 8.1%
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,000,985
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,015,262
County of Atlantic ,
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,712,401
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,674,494
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,007,564
County of Union , GO , 2020 , 0.5% , 3/01/24 ................................
5,290,000 5,189,481
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 26,691,505
New Jersey Economic Development Authority ,
f
Revenue, 144A, 2019, Refunding, 5.25%, 9/01/27 ......................... 6,000,000 6,422,835
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/25 ................... 1,000,000 1,030,109
e
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 6,377,677
New Jersey Educational Facilities Authority , Revenue , 2014 , 5% , 6/01/24 .........
280,000 282,718
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn ., 12/15/26 .................... 10,000,000 8,856,064
Revenue, 2006 C, BHAC Insured, Zero Cpn ., 12/15/27 ...................... 11,110,000 9,512,250
Newark Board of Education , GO , 2021 , Refunding , 5% , 7/15/24 ................
400,000 404,636
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 1,980,561
76,158,542
New Mexico 0.7%
e
City of Farmington ,
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 4,250,000 3,759,358
Public Service Co. of New Mexico, Revenue, 2010 D, Refunding, Mandatory Put,
3.9%, 6/01/28 ................................................... 3,000,000 2,978,161
6,737,519
New York 4.1%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,294,001
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,087,696
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,004,699
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,018,952

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
$ 780,000 $ 674,053
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 5,274,473
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 2,878,780
e
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 9,875,479
New York State Housing Finance Agency ,
Revenue, 2020 F, 1.1%, 11/01/26 ...................................... 2,860,000 2,592,244
e
Revenue, 2022 A-2, Mandatory Put, 2.5%, 5/01/27 ......................... 3,000,000 2,843,394
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 510,765
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,264,011
State of New York Mortgage Agency , Homeowner Mortgage , Revenue , 212 , 2.95% ,
4/01/25 ......................................................... 895,000 879,747
38,198,294
North Carolina 0.8%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,208,868
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,014,161
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 870,039
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,164,545
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,613,699
7,871,312
North Dakota 1.8%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,840,897
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 2,325,000 2,361,569
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 1,714,829
City of Horace ,
GO, 2022 A, Refunding, 3.25%, 8/01/24 ................................. 3,000,000 2,953,099
GO, 2023 B, Refunding, 5.125%, 7/01/25 ................................ 5,000,000 4,978,543
16,848,937
Ohio 1.5%
e
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,458,396
f
Ohio Housing Finance Agency , Revenue , 144A, 2023 B , 6% , 2/01/26 ............ 1,700,000 1,697,632
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,564,006
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 649,292
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 587,586
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 865,901
13,822,813
Oklahoma 0.2%
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 705,000
Tulsa County Industrial Authority , Tulsa County Independent School District No. 11
Owasso , Revenue , 2018 , 5% , 9/01/23 .................................. 1,170,000 1,170,000
1,875,000
Oregon 0.9%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 844,005

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
$ 2,000,000 $ 2,058,692
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,873,115
f
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ............................ 2,270,000 2,248,185
8,023,997
Pennsylvania 5.4%
Allegheny County Hospital Development Authority , Allegheny Health Network Obligated
Group , Revenue , 2018 A , Refunding , 5% , 4/01/24 ......................... 4,000,000 4,027,229
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 150,779
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 505,164
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 510,162
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 606,414
e
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 3.901% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,990,000 1,947,131
e
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 4.716% , ( 1-month TSOF + 1.184% ), 6/01/24 ......... 10,000,000 10,021,125
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,106,143
e
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,047,694
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,306,946
e
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 4.46%, 6/03/24 ..... 6,000,000 6,000,378
e
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 4,000,000 3,621,263
Philadelphia Gas Works Co. ,
Revenue, 16th A, AGMC Insured, 5%, 8/01/25 ............................ 500,000 514,389
Revenue, 16th A, AGMC Insured, 5%, 8/01/26 ............................ 600,000 627,437
g
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 4.42% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,750,234
50,742,488
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 502,066
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 508,770
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 515,295
1,526,131
South Carolina 1.3%
e
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,705,782
f
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 710,000 656,123
South Carolina Public Service Authority , Revenue , 2021 B , 5% , 12/01/24 ..........
1,750,000 1,776,723
f
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,453,516
12,592,144
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 704,497
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 427,779
1,132,276

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 3.3%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. $ 6,915,000 $ 7,000,343
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 7,474,355
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
6,670,000 7,601,824
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,349,260
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 250,318
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 252,140
Revenue, 2021 A, 5%, 11/01/25 ....................................... 350,000 355,371
31,283,611
Texas 2.6%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn ., 8/15/27 ................................................. 3,280,000 2,869,520
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,144,450
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,053,898
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,271,853
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 135,186
GO, 2021, 2%, 9/01/25 ............................................. 145,000 135,393
GO, 2021, 2%, 9/01/26 ............................................. 150,000 135,982
GO, 2021, 2%, 9/01/27 ............................................. 155,000 136,911
e
Mission Economic Development Corp. , Waste Management, Inc. , Revenue , 2023 A ,
Mandatory Put , 4.25% , 6/03/24 ....................................... 3,250,000 3,252,481
e
Texas Department of Housing & Community Affairs , FishPond Living at Corpus Christi
LP , Revenue , 2020 , Mandatory Put , 4% , 12/01/23 ......................... 2,000,000 2,000,102
e
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,422,866
f
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.375% , 9/01/26 .............................................. 140,000 127,537
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/25 ..................................... 265,000 250,259
GO, Sub. Lien, 2021, 2%, 8/15/27 ..................................... 280,000 252,614
24,189,052
Utah 0.0%
†
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 474,022
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/29 ........................................................ 180,000 177,964
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/29 ........................................................ 1,750,000 1,728,937
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 298,819
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 215,333
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 221,159
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 222,170
2,864,382
Washington 1.0%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 ..
1,700,000 1,831,108
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,169,419
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,595,863

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
$ 3,985,000 $ 4,068,126
f
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 302,041
8,966,557
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 911,791
Wisconsin 0.3%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 387,062 371,904
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 146,409
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 281,151
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 293,713
f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 1,312,000 1,259,434
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/24 .................................................... 160,000 159,398
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/26 .................................................... 345,000 335,666
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/27 .................................................... 360,000 345,364
3,193,039
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 560,667
U.S. Territories 1.1%
District of Columbia 1.0%
District of Columbia , Income Tax , Revenue , 2022 C , Refunding , 5% , 12/01/27 ......
9,150,000 9,904,902
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 198,276
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 466,719
664,995
Total U.S. Territories .................................................................... 10,569,897
Total Municipal Bonds (Cost $878,640,358) .....................................
849,249,545
Total Long Term Investments (Cost $960,681,808) ...............................
928,479,942
a
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
Michigan 0.2%
h
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.75% , 12/01/24 ..
1,500,000 1,500,000
New York 0.7%
h
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.26% , 10/01/46 ...........
6,400,000 6,400,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
See Abbreviations on page 171 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
h
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 4.26% , 6/15/33 ................... $ 300,000 $ 300,000
6,700,000
Total Municipal Bonds (Cost $8,200,000) .......................................
8,200,000
Total Short Term Investments (Cost $8,200,000 ) .................................
8,200,000
a
Total Investments (Cost $968,881,808) 99.4% ...................................
$936,679,942
Other Assets, less Liabilities 0.6% .............................................
5,875,511
Net Assets 100.0% ...........................................................
$942,555,453
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
See Note 1(c) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
The maturity date shown represents the mandatory put date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $57,408,706, representing 6.1% of net assets.
g
The coupon rate shown represents the rate at period end.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.68 $10.05 $10.29 $10.46 $9.93 $9.97
Income from investment operations
c
:
Net investment income
d
............. 0.20 0.38 0.36 0.40 0.39 0.20
Net realized and unrealized gains (losses) (0.11) (1.40) (0.24) (0.19) 0.56 (0.04)
Total from investment operations ........ 0.09 (1.02) 0.12 0.21 0.95 0.16
Less distributions from:
Net investment income .............. (0.20) (0.35) (0.36) (0.38) (0.42) (0.20)
Net asset value, end of period .......... $8.57 $8.68 $10.05 $10.29 $10.46 $9.93
Total return
e
....................... 1.01% (10.15)% 1.07% 2.15% 9.73% 1.68%
Ratios to average net assets
f
Expenses
g
........................ 0.81%
h
0.91%
h
0.80%
h
0.79% 0.79% 0.81%
Net investment income ............... 4.53% 4.20% 3.49% 3.97% 3.82% 4.23%
Supplemental data
Net assets, end of period (000’s) ........ $1,405,995 $1,390,633 $1,559,216 $1,177,730 $900,342 $343,683
Portfolio turnover rate ................ 9.58% 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.67 $10.04 $10.28 $10.45 $9.92 $9.94
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.39 0.38 0.42 0.40 0.43
Net realized and unrealized gains (losses) (0.10) (1.39) (0.24) (0.20) 0.56 (0.01)
Total from investment operations ........ 0.11 (1.00) 0.14 0.22 0.96 0.42
Less distributions from:
Net investment income .............. (0.21) (0.37) (0.38) (0.39) (0.43) (0.44)
Net asset value, end of period .......... $8.57 $8.67 $10.04 $10.28 $10.45 $9.92
Total return
d
....................... 1.21% (10.02)% 1.22% 2.30% 9.90% 4.33%
Ratios to average net assets
e
Expenses
f
......................... 0.66%
g
0.75%
g
0.65%
g
0.65% 0.64% 0.66%
Net investment income ............... 4.68% 4.35% 3.65% 4.14% 3.97% 4.38%
Supplemental data
Net assets, end of period (000’s) ........ $2,437,746 $2,577,670 $3,518,033 $3,756,501 $4,196,856 $4,174,968
Portfolio turnover rate ................ 9.58% 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.84 $10.24 $10.49 $10.66 $10.12 $10.13
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.32 0.36 0.36 0.39
Net realized and unrealized gains (losses) (0.10) (1.42) (0.25) (0.19) 0.56 (0.01)
Total from investment operations ........ 0.08 (1.08) 0.07 0.17 0.92 0.38
Less distributions from:
Net investment income .............. (0.18) (0.32) (0.32) (0.34) (0.38) (0.39)
Net asset value, end of period .......... $8.74 $8.84 $10.24 $10.49 $10.66 $10.12
Total return
d
....................... 0.79% (10.52)% 0.54% 1.71% 9.27% 3.77%
Ratios to average net assets
e
Expenses
f
......................... 1.20%
g
1.29%
g
1.19%
g
1.19% 1.19% 1.21%
Net investment income ............... 4.03% 3.71% 3.03% 3.53% 3.42% 3.83%
Supplemental data
Net assets, end of period (000’s) ........ $153,108 $175,131 $262,313 $359,050 $488,258 $558,728
Portfolio turnover rate ................ 9.58% 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.71 $10.09 $10.33 $10.50 $9.97 $9.98
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.40 0.43 0.42 0.45
Net realized and unrealized gains (losses) (0.10) (1.40) (0.25) (0.19) 0.56 (0.01)
Total from investment operations ........ 0.11 (1.00) 0.15 0.24 0.98 0.44
Less distributions from:
Net investment income .............. (0.21) (0.38) (0.39) (0.41) (0.45) (0.45)
Net asset value, end of period .......... $8.61 $8.71 $10.09 $10.33 $10.50 $9.97
Total return
d
....................... 1.27% (9.94)% 1.36% 2.43% 10.01% 4.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.62% 0.51% 0.51% 0.51% 0.52%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.52%
g
0.61%
g
0.51%
g
0.50% 0.50% 0.52%
Net investment income ............... 4.80% 4.48% 3.77% 4.25% 4.11% 4.52%
Supplemental data
Net assets, end of period (000’s) ........ $181,857 $181,286 $228,725 $157,328 $127,806 $90,752
Portfolio turnover rate ................ 9.58% 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.71 $10.08 $10.33 $10.50 $9.97 $9.98
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.39 0.43 0.42 0.45
Net realized and unrealized gains (losses) (0.11) (1.39) (0.25) (0.20) 0.55 (0.01)
Total from investment operations ........ 0.10 (0.99) 0.14 0.23 0.97 0.44
Less distributions from:
Net investment income .............. (0.21) (0.38) (0.39) (0.40) (0.44) (0.45)
Net asset value, end of period .......... $8.60 $8.71 $10.08 $10.33 $10.50 $9.97
Total return
d
....................... 1.13% (9.89)% 1.22% 2.39% 9.97% 4.52%
Ratios to average net assets
e
Expenses
f
......................... 0.56%
g
0.65%
g
0.55%
g
0.54% 0.54% 0.56%
Net investment income ............... 4.76% 4.42% 3.73% 4.22% 4.07% 4.48%
Supplemental data
Net assets, end of period (000’s) ........ $826,690 $846,496 $1,284,270 $1,229,100 $1,166,057 $994,336
Portfolio turnover rate ................ 9.58% 23.04% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a a
Shares
a
Value
a
Management Investment Companies 1.6%
Capital Markets 1.6%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,755,000 $ 41,435,550
Vanguard Tax-Exempt Bond Index ETF ................................... 800,000 39,584,000
81,019,550
Total Management Investment Companies (Cost $85,101,485) ....................
81,019,550
Principal
Amount
a a a a
Corporate Bonds 2.6%
Commercial Services & Supplies 0.6%
b,c,d
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... $ 1,920,000 1,920,000
21B, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 7,205,000 7,205,000
22A, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 3,975,000 3,975,000
22B, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 345,000 345,000
22C, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 2,610,000 2,610,000
22X, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 3,910,000 3,910,000
23A, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,380,000 1,380,000
23B, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,225,000 1,225,000
23C, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,955,000 1,955,000
23D, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,700,000 1,700,000
23E, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,915,000 1,915,000
28,140,000
Diversified Consumer Services 1.7%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
93,710,000 84,695,098
Electric Utilities 0.3%
d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,346,426
Oil, Gas & Consumable Fuels 0.0%
†
b,d
Red River Biorefinery LLC , 23A , Senior Secured Note , 144A, 15% , 12/31/23 ....... 1,280,000 1,280,000
Total Corporate Bonds (Cost $137,966,665) .....................................
128,461,524
Municipal Bonds 95.9%
Alabama 3.1%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 14,125,627
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 16,160,589
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 17,278,868
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,492,476
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 6,165,240
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,693,540
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 78,527,677
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 276,382
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 526,040
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 1,090,000 885,032
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 2,400,000 1,910,397
153,041,868
Arizona 1.8%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... 3,005,000 1,509,411
d
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,096,035
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 8,500,000 6,050,702

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
d
Industrial Development Authority of the County of Pima (The), (continued)
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... $ 5,000,000 $ 5,002,634
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-1, 6.625%,
5/15/31 ........................................................ 4,000,000 3,955,718
d
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,183,330
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,115,592
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 ..................
11,105,000 11,727,562
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc., Revenue, 144A, 2023, 5.75%, 6/15/58 ...... 5,000,000 4,817,788
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 13,363,976
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,182,963
Georgetown Community Development Authority, Revenue, 144A, 2022 A, Zero Cpn.,
10/01/56 ....................................................... 2,327,000 2,035,956
Georgetown Community Development Authority, Revenue, 144A, 2022 B, 9%,
10/01/37 ....................................................... 250,000 234,508
Tempe Industrial Development Authority ,
d
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,334,558
d
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 3,006,473
d
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 1,682,813
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 3,659,980
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 6,709,507
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 500,000 370,432
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 4,260,000 2,906,698
87,946,636
Arkansas 0.6%
Arkansas Development Finance Authority ,
d
Hybar LLC, Revenue, 144A, 2023 B, 12%, 7/01/48 ......................... 12,500,000 13,184,610
United States Steel Corp., Revenue, 2022, 5.45%, 9/01/52 ................... 11,000,000 10,733,900
United States Steel Corp., Revenue, 2023, 5.7%, 5/01/53 .................... 4,575,000 4,594,308
28,512,818
California 19.8%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 13,046,376
d
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 4.25%, 7/01/32 ..... 500,000 475,195
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 17,234,987
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,000,000 6,813,916
d
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 8,918,715
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 11,775,000 10,678,558
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 13,895,000 11,595,058
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 16,500,000 12,869,418
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 19,660,000 15,742,194
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 17,830,000 12,799,162
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 33,000,000 22,496,707
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 3,915,055
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 19,190,000 17,604,482

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... $ 830,000 $ 842,223
d
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 17,479,212
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 6,442,478
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 6,952,684
c,d
California Pollution Control Financing Authority ,
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 1,225,000
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 500,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 1,300,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,690,000 1,014,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 3,179,953
d
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,196,285
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,118,864
California Statewide Communities Development Authority ,
Special Tax, 2023 C-1, 5%, 9/02/43 .................................... 4,000,000 3,670,510
d
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,004,393
d
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,237,572
d
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,504,288
d
City & County of San Francisco , District No. 2020-1 , Special Tax , 144A, 2021 B , 5.25% ,
9/01/49 ......................................................... 5,000,000 3,660,290
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,320,580
d
CMFA Special Finance Agency ,
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 35,000,000 27,718,817
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,389,247
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 27,996,591
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 34,395,000 27,891,741
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 10,800,000 8,807,959
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 20,415,000 15,469,166
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 15,000,000 10,510,103
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 13,201,026
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,256,490
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,641,551
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 10,095,081
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 22,325,000 20,342,051
Waterscape Apartments, Revenue, 144A, 2021 B, 4%, 9/01/46 ................ 5,775,000 4,655,782
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 12,386,173
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,145,990
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,295,155
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 27,160,000 28,873,367
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 24,410,920
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 23,764,950
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,264,507
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 974,575

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... $ 1,250,000 $ 937,220
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,555,225
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,775,291
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,656,206
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,079,176
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 2,734,312
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 31,221,388
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 23,258,547
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 43,857,705
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 43,921,082
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 101,971,749
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 125,192,184
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 39,685,072
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 18,973,924
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,760,614
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,449,819
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 7,267,553
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 5,472,012
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 9,622,590
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2, 2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,342,566
991,663,632
Colorado 5.8%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,147,048
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,417,000 6,560,747
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,415,000 4,721,671
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,601,479
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 3,836,548
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,385,568
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,305,233
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,133,018
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/51 ........................................... 1,500,000 1,309,824
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 1,969,416
d
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,547,975
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 577,124
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,209,788
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 510,270
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,250,911

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A-3 , 5% , 12/01/50 ........
$ 2,000,000 $ 1,695,330
d
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,240,492
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,423,725
d
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 667,996
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 3,468,264
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 523,806
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 852,234
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,646,696
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 1,644,209
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 3,310,875
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 6,121,760
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,410,885
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,586,543
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,163,841
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 1,945,951
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 4,893,470
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 802,255
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,590,000 6,532,891
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,815,463
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 12,449,185
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ......
1,600,000 1,354,156
Evan's Place Metropolitan District ,
GO, 2020 A-3, 5%, 12/01/40 ......................................... 550,000 513,190
GO, 2020 A-3, 5%, 12/01/50 ......................................... 1,575,000 1,381,972
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 579,253
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 495,829
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,099,318
d
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 888,218
d
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,153,154
d
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,340,236
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 898,370
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 478,367
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 903,811
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,238,420
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 6,747,694
d
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A-3, 5.375%, 12/01/40 ................................. 645,000 600,883
GO, 144A, 2020 A-3, 5.625%, 12/01/50 ................................. 1,900,000 1,733,606
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,461,764
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 450,689
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 655,172

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
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(continued)
Colorado (continued)
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
$ 1,465,000 $ 1,325,646
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,595,922
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 481,702
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,364,238
d
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,821,002
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 437,158
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 616,279
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,197,377
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 394,844
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 477,606
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,017,270
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 585,000 587,204
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 13,273,111
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 70,491,146
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 574,745
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 3,772,570
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,096,563
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 4,690,627
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 6,132,527 4,452,714
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,817,993
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,661,976
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,650,195
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,631,234
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,444,406
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 779,567
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 3,828,592
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 1,842,789
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 885,480
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,650,323
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 677,460
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,045,736
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,613,380
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,610,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A3-1, 5%, 12/01/42 ......................................... 3,705,000 3,228,940
GO, 2022 A3-1, 5%, 12/01/51 ......................................... 4,085,000 3,258,176
GO, 2022 A3-2, Zero Cpn., 12/01/51 ................................... 5,130,000 3,047,401
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,530,508
d
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,811,152
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 621,065
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 884,007
291,424,697
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
d
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 809,027

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
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Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, (continued)
d
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... $ 7,850,000 $ 6,109,235
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 12,617,186
d
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 1,000,000 853,755
d
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 5,695,000 4,614,375
d
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 542,209
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 491,965
26,037,752
Florida 16.7%
Abbott Square Community Development District ,
Special Assessment, 2022, 5.375%, 6/15/42 ............................. 915,000 907,244
Special Assessment, 2022, 5.5%, 6/15/52 ............................... 1,500,000 1,476,377
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 530,000 494,655
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 649,918
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,490,871
Arbors Community Development District ,
2023 Project Area, Special Assessment, 2023, 4.5%, 5/01/30 ................. 720,000 719,551
2023 Project Area, Special Assessment, 2023, 5.4%, 5/01/43 ................. 1,705,000 1,712,510
2023 Project Area, Special Assessment, 2023, 5.625%, 5/01/53 ............... 2,235,000 2,253,032
Artisan Lakes East Community Development District ,
Assessment Area 2, Special Assessment, 2021-1, 2.3%, 5/01/26 .............. 115,000 108,342
Assessment Area 2, Special Assessment, 2021-1, 2.75%, 5/01/31 ............. 250,000 214,830
Assessment Area 2, Special Assessment, 2021-1, 3.125%, 5/01/41 ............ 470,000 345,704
d
Assessment Area 2, Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........ 275,000 235,984
d
Assessment Area 2, Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....... 515,000 378,391
Astonia Community Development District ,
d
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 540,000 488,510
d
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,370,000 1,138,974
d
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 150,000 142,885
d
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 443,819
d
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 569,549
Assessment Area 3, Special Assessment, 2023, 5.125%, 6/15/43 .............. 325,000 317,666
Assessment Area 3, Special Assessment, 2023, 5.375%, 6/15/53 .............. 680,000 664,634
d
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 150,000 142,885
d
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 284,045
d
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 569,370
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 266,033
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 385,563
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 173,384
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 495,000 381,807
Avalon Park West Community Development District ,
2020 Project Area, Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ....... 215,000 201,096
2020 Project Area, Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ....... 580,000 501,225
2020 Project Area, Special Assessment, 2020, Refunding, 4%, 5/01/51 ......... 880,000 716,269
2022 Project Area, Special Assessment, 2022, 5.5%, 5/01/42 ................. 500,000 506,035
2022 Project Area, Special Assessment, 2022, 5.625%, 5/01/52 ............... 875,000 879,375
Ave Maria Stewardship Community District ,
Maple Ridge Phase 5 Project Area, Special Assessment, 2022, 4%, 5/01/52 ...... 2,640,000 2,041,918
d
Phase 4 Master Improvement Project Area, Special Assessment, 144A, 2023, 5.5%,
5/01/53 ........................................................ 2,790,000 2,714,248
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,245,000 2,815,208
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 4,995,000 3,782,480

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
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(continued)
Florida (continued)
Avenir Community Development District, (continued)
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. $ 4,995,000 $ 3,562,443
Assessment Area 3, Special Assessment, 2023, 4.5%, 5/01/30 ................ 420,000 414,987
Assessment Area 3, Special Assessment, 2023, 5.375%, 5/01/43 .............. 3,755,000 3,650,423
Assessment Area 3, Special Assessment, 2023, 5.625%, 5/01/54 .............. 6,340,000 6,138,990
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 149,418
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 315,047
Babcock Ranch Community Independent Special District ,
Assessment Area 2, Special Assessment, 2021, 2.875%, 5/01/31 .............. 465,000 404,387
Assessment Area 2, Special Assessment, 2021, 3.2%, 5/01/41 ................ 5,250,000 3,935,128
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/52 ................. 1,910,000 1,468,049
Assessment Area 2, Special Assessment, 2022, 5%, 5/01/42 ................. 4,000,000 3,886,410
Assessment Area 2, Special Assessment, 2022, 5%, 5/01/53 ................. 5,000,000 4,581,530
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 229,035
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 701,103
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,286,628
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 40,000 38,713
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 229,011
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 346,727
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 737,101
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 1,040,000 987,307
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,154,690
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,070,546
Special Assessment, 2022, 4.125%, 11/01/51 ............................. 3,125,000 2,462,195
Bannon Lakes Community Development District ,
Phase Three, Special Assessment, 2022, 3.3%, 5/01/32 ..................... 365,000 322,467
Phase Three, Special Assessment, 2022, 4%, 5/01/42 ...................... 1,385,000 1,160,172
d
Phase Two, Special Assessment, 144A, 2021, 3.5%, 5/01/41 ................. 700,000 545,969
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,295,821
Belmond Reserve Community Development District ,
2020 Project, Special Assessment, 2020, 4%, 5/01/40 ...................... 1,750,000 1,499,283
2020 Project, Special Assessment, 2020, 4%, 5/01/51 ...................... 2,000,000 1,552,064
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 298,846
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,183,493
Berry Bay Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.625%, 5/01/26 .............. 150,000 142,669
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 400,000 355,112
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 1,250,000 990,919
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 985,000 987,115
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,675,000 1,684,715
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 150,514
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 1,991,328
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 295,000 279,237
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 396,334
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 908,952
Bradbury Community Development District ,
Special Assessments, Special Assessment, 2023, 4.375%, 5/01/30 ............ 675,000 666,531
Special Assessments, Special Assessment, 2023, 5.25%, 5/01/43 ............. 2,000,000 1,947,258
Special Assessments, Special Assessment, 2023, 5.5%, 5/01/53 .............. 2,220,000 2,155,397

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
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Florida (continued)
Bridgewater North Community Development District ,
Special Assessment, 2022, 3.125%, 5/01/27 ............................. $ 165,000 $ 156,751
Special Assessment, 2022, 3.5%, 5/01/32 ............................... 350,000 313,656
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,000,000 837,669
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,000,000 2,302,781
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 260,247
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 555,078
Brookstone Community Development District ,
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... 325,000 321,371
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/42 ................ 1,000,000 997,724
Assessment Area 2, Special Assessment, 2022, 5.625%, 5/01/52 .............. 1,750,000 1,725,590
Buckhead Trails Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/32 .............................. 400,000 396,137
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,000,000 985,868
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,410,000 1,378,894
Buena Lago Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/42 .............................. 665,000 654,850
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 1,135,000 1,138,155
d
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,609,687
d
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 86,413
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 358,162
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 387,865
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 309,759
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... 750,000 596,936
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 700,312
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 522,066
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 9,625,000 5,782,975
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 1,000,000 883,902
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,337,706
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 6,988,643
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,101,791
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,142,286
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 29,795,253
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 715,000 618,454
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 806,183
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 2,724,322
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 94,087
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 205,894
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 433,496
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 885,000 684,321
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,335,000 1,045,287
CFM Community Development District , Special Assessment , 2021 , 2.4% , 5/01/26 ...
185,000 174,746
Chaparral Palm Bay Community Development District ,
Assessments, Special Assessment, 2020 A-1, 4%, 5/01/40 ................... 1,220,000 1,041,131
Assessments, Special Assessment, 2020 A-1, 4%, 5/01/50 ................... 1,985,000 1,543,710
d
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 250,000 218,968
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 830,000 637,635
d
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 230,000 222,365

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
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(continued)
Florida (continued)
d
Chapel Crossings Community Development District, (continued)
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... $ 645,000 $ 580,607
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,700,000 1,378,571
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 2,820,000 2,179,016
d
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... 5,500,000 4,310,121
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,160,266
Coddington Community Development District ,
Special Assessment, 2022, 5.75%, 5/01/42 .............................. 615,000 627,884
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,000,000 1,008,327
Connerton East Community Development District ,
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,395,000 1,398,057
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 2,250,000 2,234,920
Coral Bay Lee County Community Development District ,
Assessment Area 1, Special Assessment, 2022, 5.5%, 5/01/42 ................ 250,000 250,566
Assessment Area 1, Special Assessment, 2022, 5.625%, 5/01/52 .............. 500,000 499,958
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 756,636
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 665,939
Cordova Palms Community Development District ,
d
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 250,000 236,442
d
Special Assessment, 144A, 2021, 2.8%, 5/01/31 .......................... 385,000 332,258
d
Special Assessment, 144A, 2021, 3%, 5/01/41 ............................ 1,215,000 881,243
Special Assessment, 2022-1, 5.7%, 5/01/42 .............................. 330,000 333,121
Special Assessment, 2022-1, 5.8%, 5/01/53 .............................. 665,000 667,038
Special Assessment, 2022-2, 4.5%, 5/01/27 .............................. 215,000 213,773
Special Assessment, 2022-2, 5.1%, 5/01/32 .............................. 340,000 341,324
Special Assessment, 2022-2, 5.4%, 5/01/42 .............................. 1,020,000 1,013,995
Special Assessment, 2022-2, 5.6%, 5/01/53 .............................. 2,005,000 2,001,877
Corkscrew Crossing Community Development District ,
Special Assessment, 2023, 5.1%, 5/01/43 ............................... 600,000 583,985
Special Assessment, 2023, 5.3%, 5/01/53 ............................... 1,250,000 1,208,226
Creekview Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/32 .............................. 805,000 764,163
Special Assessment, 2022, 4.625%, 5/01/42 ............................. 2,455,000 2,210,097
Special Assessment, 2022, 4.75%, 5/01/53 .............................. 4,145,000 3,606,247
d
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 249,173
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 443,566
Cross Creek North Community Development District ,
Special Assessments, Special Assessment, 2022, 3.75%, 5/01/32 ............. 460,000 441,212
Special Assessments, Special Assessment, 2022, 4.25%, 5/01/42 ............. 2,340,000 2,086,721
Special Assessments, Special Assessment, 2022, 4.5%, 5/01/52 .............. 1,750,000 1,528,470
Special Assessments, Special Assessment, 2023, 5.125%, 5/01/43 ............ 1,000,000 969,217
Special Assessments, Special Assessment, 2023, 5.375%, 5/01/53 ............ 1,255,000 1,207,254
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 175,468
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 679,439
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 831,368
d
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 2,645,497
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 4,493,254
Cypress Bay West Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.25%, 5/01/43 ............... 1,375,000 1,338,730
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/53 ................ 1,205,000 1,172,279

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a a
Principal
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a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... $ 250,000 $ 224,716
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 639,207
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,170,000 872,294
Cypress Park Estates Community Development District ,
Assessment Area, Special Assessment, 2022, 4.375%, 5/01/27 ............... 125,000 123,169
Assessment Area, Special Assessment, 2022, 4.75%, 5/01/32 ................ 410,000 402,844
Assessment Area, Special Assessment, 2022, 5%, 5/01/42 ................... 1,200,000 1,137,168
Assessment Area, Special Assessment, 2022, 5.125%, 5/01/52 ............... 1,250,000 1,165,615
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 295,000 268,041
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......... 1,170,000 984,112
d
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 1,210,000 938,487
Cypress Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/43 .............. 1,565,000 1,552,909
Assessment Area 1, Special Assessment, 2023, 5.875%, 5/01/53 .............. 1,340,000 1,333,341
Deerbrook Community Development District ,
Special Assessments, Special Assessment, 2023, 4.375%, 5/01/30 ............ 135,000 133,459
Special Assessments, Special Assessment, 2023, 5.25%, 5/01/43 ............. 655,000 639,267
Special Assessments, Special Assessment, 2023, 5.5%, 5/01/53 .............. 1,250,000 1,223,070
Del Webb Oak Creek Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 1,435,000 1,392,954
Special Assessment, 2023, 5.25%, 5/01/53 .............................. 2,000,000 1,944,216
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 35,000 33,915
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 180,829
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 280,000 227,753
DW Bayview Community Development District ,
d
Assessment Area, Special Assessment, 144A, 2021, 2.375%, 5/01/26 .......... 250,000 236,108
d
Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/32 .............. 430,000 370,454
d
Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 .......... 1,160,000 892,521
Assessment Area, Special Assessment, 2022, 4.5%, 5/01/32 ................. 185,000 179,480
Assessment Area, Special Assessment, 2022, 5.125%, 5/01/42 ............... 1,115,000 1,079,150
Assessment Area, Special Assessment, 2022, 5.25%, 5/01/52 ................ 750,000 715,780
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 100,000 94,800
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 135,000 118,479
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 575,000 437,008
East Bonita Beach Road Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/32 ................. 255,000 219,550
Assessment Area 2, Special Assessment, 2021, 3.25%, 5/01/41 ............... 750,000 565,268
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 210,000 198,360
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 436,769
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,260,000 978,751
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,515,000 1,170,642
Eden Hills Community Development District ,
Assessment Area, Special Assessment, 2020, 3.25%, 5/01/30 ................ 110,000 103,008
Assessment Area, Special Assessment, 2020, 4%, 5/01/40 ................... 300,000 271,394
Assessment Area, Special Assessment, 2022, 3.25%, 5/01/27 ................ 370,000 354,917
Assessment Area, Special Assessment, 2022, 3.625%, 5/01/32 ............... 610,000 557,661
Assessment Area, Special Assessment, 2022, 4%, 5/01/42 ................... 1,640,000 1,411,984
Assessment Area, Special Assessment, 2022, 4.125%, 5/01/52 ............... 1,585,000 1,260,854
Edgewater East Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 320,000 301,614
Assessment Area 1, Special Assessment, 2021, 3.1%, 5/01/31 ................ 700,000 615,003
Assessment Area 1, Special Assessment, 2021, 3.6%, 5/01/41 ................ 2,625,000 2,083,735

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Edgewater East Community Development District, (continued)
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. $ 2,825,000 $ 2,176,508
Assessment Area 2, Special Assessment, 2022, 3.375%, 5/01/32 .............. 1,985,000 1,750,249
Assessment Area 2, Special Assessment, 2022, 4%, 5/01/42 ................. 4,000,000 3,354,841
Assessment Area 2, Special Assessment, 2022, 4%, 5/01/52 ................. 6,200,000 4,755,815
d
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 500,000 425,943
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 887,798
d
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 100,000 93,615
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 313,497
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 689,576
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 2,300,000 1,763,879
Epperson North Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 140,000 132,591
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 260,000 227,703
Assessment Area 2, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,280,000 989,416
Assessment Area 3, Special Assessment, 2021 A, 2.45%, 11/01/26 ............ 140,000 131,060
Assessment Area 3, Special Assessment, 2021 A, 3.1%, 11/01/31 ............. 400,000 350,065
Assessment Area 3, Special Assessment, 2021 A, 4%, 11/01/51 ............... 2,405,000 1,854,239
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 225,000 220,388
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 630,000 582,863
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 1,710,000 1,496,707
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 2,975,000 2,454,243
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 767,509
d
Florida Development Finance Corp. ,
e
Brightline Florida Holdings LLC, Revenue, 144A, 2023 A, Refunding, Mandatory Put,
7.5%, 8/15/24 ................................................... 6,000,000 5,907,515
e
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,935,776
e
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,849,870
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 31,150,000 31,213,157
e
Brightline Trains Florida LLC, Revenue, 144A, 2022 A, Refunding, Mandatory Put,
7.25%, 10/03/23 ................................................. 15,500,000 15,818,007
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 435,110
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 4,463,482
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 7,000,000 5,707,301
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 3,750,000 2,300,809
d
Forest Lake Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 350,000 327,174
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,270,000 1,148,904
Assessment Area 2, Special Assessment, 144A, 2022, 4.75%, 5/01/27 .......... 35,000 35,056
Assessment Area 2, Special Assessment, 144A, 2022, 5%, 5/01/32 ............ 75,000 75,208
Assessment Area 2, Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......... 310,000 313,289
Assessment Area 2, Special Assessment, 144A, 2022, 5.5%, 5/01/52 ........... 275,000 276,482
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 190,000 179,469
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 435,357
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 2,409,097
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,178,256

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
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a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Grand Oaks Community Development District ,
Assessment Area 2, Special Assessment, 2020, 4.25%, 5/01/40 ............... $ 1,100,000 $ 968,745
Assessment Area 2, Special Assessment, 2020, 4.5%, 5/01/52 ................ 3,500,000 2,933,656
Assessment Area 3, Special Assessment, 2021, 3.2%, 11/01/31 ............... 215,000 189,257
Assessment Area 3, Special Assessment, 2021, 3.5%, 11/01/41 ............... 555,000 426,379
Assessment Area 3, Special Assessment, 2021, 4%, 11/01/51 ................ 1,205,000 929,047
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 567,226
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 577,843
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 149,312
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 334,512
Hammock Oaks Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/30 .............. 200,000 200,407
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/43 .............. 645,000 648,047
Assessment Area 1, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,000,000 993,574
Hammock Reserve Community Development District ,
Assessment Area 1, Special Assessment, 2020, 4%, 5/01/40 ................. 540,000 488,511
Assessment Area 1, Special Assessment, 2020, 4%, 5/01/51 ................. 860,000 713,871
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 200,000 176,606
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 520,000 407,218
Assessment Area 3, Special Assessment, 2022, 4.4%, 5/01/32 ................ 490,000 479,295
Assessment Area 3, Special Assessment, 2022, 5%, 5/01/52 ................. 2,230,000 2,081,640
Harmony West Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 275,000 267,930
Special Assessment, 2023, 5.3%, 5/01/53 ............................... 305,000 300,049
Hawkstone Community Development District ,
Assessment Area 3, Special Assessment, 2021, 2.6%, 5/01/26 ................ 120,000 114,029
Assessment Area 3, Special Assessment, 2021, 3.2%, 5/01/31 ................ 440,000 391,928
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 1,125,000 882,709
Assessment Area 4, Special Assessment, 2023, 4.375%, 5/01/30 .............. 290,000 287,099
Assessment Area 4, Special Assessment, 2023, 5.375%, 5/01/43 .............. 1,180,000 1,172,831
Assessment Area 4, Special Assessment, 2023, 5.5%, 5/01/53 ................ 1,390,000 1,369,890
Hills of Minneola Community Development District ,
d
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 910,876
d
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,235,067
d
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 4,284,772
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 75,000 70,850
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 215,752
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 500,000 372,235
Hilltop Point Community Development District ,
Assessment Area 1, Special Assessment, 2022-1, 5.375%, 5/01/52 ............ 700,000 667,057
Assessment Area 2, Special Assessment, 2022-2, 5.6%, 5/01/53 .............. 745,000 722,935
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 164,991
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 347,913
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 494,055
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,264,455
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,545,000 1,953,525
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 435,000 435,492
c
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,845,389
Phase A1 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ......... 185,000 173,832
Phase A1 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ......... 240,000 205,194
Phase A1 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ....... 855,000 624,272

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
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Florida (continued)
Indigo Community Development District, (continued)
Phase A1 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 ........... $ 1,375,000 $ 1,055,441
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 315,330
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 429,360
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 201,869
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 371,552
f
Special Assessment, 2023, 5.875%, 5/01/54 ............................. 1,100,000 1,103,923
Kingman Gate Community Development District ,
Special Assessments, Special Assessment, 2020, 3.125%, 6/15/30 ............ 375,000 347,017
Special Assessments, Special Assessment, 2020, 4%, 6/15/40 ................ 775,000 700,743
Special Assessments, Special Assessment, 2020, 4%, 6/15/50 ................ 2,270,000 1,892,856
Special Assessments, Special Assessment, 2021, 2.5%, 6/15/26 .............. 60,000 57,123
Special Assessments, Special Assessment, 2021, 3.125%, 6/15/31 ............ 250,000 229,031
Special Assessments, Special Assessment, 2021, 3.6%, 6/15/41 .............. 750,000 628,809
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,070,000 2,079,209
Lake Deer Community Development District ,
Special Assessment, 2022, 5%, 5/01/32 ................................. 500,000 486,617
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 1,680,000 1,626,586
Special Assessment, 2022, 5.625%, 5/01/53 ............................. 3,000,000 2,861,996
d
Lake Emma Community Development District ,
Assessment Area 2, Special Assessment, 144A, 2023, 5.25%, 5/01/43 .......... 1,235,000 1,214,096
Assessment Area 2, Special Assessment, 144A, 2023, 5.5%, 5/01/53 ........... 810,000 797,126
Lake Harris Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. 565,000 562,581
Special Assessment, 2023, 5.625%, 5/01/53 ............................. 585,000 584,113
Lakes at Bella Lago Community Development District ,
Assessment Area 1, Special Assessment, 2023-1, 5.75%, 5/01/43 ............. 810,000 809,929
Assessment Area 1, Special Assessment, 2023-1, 6%, 5/01/53 ................ 1,905,000 1,904,819
Assessment Area 2, Special Assessment, 2023-2, 5.75%, 5/01/43 ............. 1,000,000 999,912
Assessment Area 2, Special Assessment, 2023-2, 6%, 5/01/54 ................ 2,395,000 2,394,735
Lakes of Sarasota Community Development District ,
Assessment Area 1, Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............. 135,000 123,005
Assessment Area 1, Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............. 285,000 239,789
Assessment Area 1, Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............. 265,000 212,291
Assessment Area 1, Special Assessment, 2021 A-2, 3.875%, 5/01/31 ........... 480,000 456,007
Assessment Area 2, Special Assessment, 2021 B-1, 3.625%, 5/01/31 ........... 125,000 116,767
Assessment Area 2, Special Assessment, 2021 B-1, 4.125%, 5/01/41 ........... 200,000 173,534
Assessment Area 2, Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............. 325,000 269,288
Assessment Area 2, Special Assessment, 2021 B-2, 4.125%, 5/01/31 ........... 1,000,000 959,792
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 111,949
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 257,011
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 500,000 383,797
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 910,000 915,278
Lakewood Ranch Stewardship District ,
District Azario Project, Special Assessment, 2020 A, 3.75%, 5/01/40 ............ 525,000 428,995
Lakewood Ranch Stewardship District Azario Project, Special Assessment, 2020 A,
3.9%, 5/01/50 ................................................... 770,000 588,789
d
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.125%, 5/01/30 ....................................... 250,000 224,777
d
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.625%, 5/01/40 ....................................... 1,075,000 866,376
d
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.875%, 5/01/51 ....................................... 2,640,000 1,988,180

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
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(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
d
Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020, Refunding,
3.2%, 5/01/30 ................................................... $ 440,000 $ 397,460
d
Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020, Refunding,
3.75%, 5/01/40 .................................................. 2,100,000 1,727,096
Northeast Sector Project Phase 2C, Special Assessment, 2020, 3%, 5/01/30 ..... 470,000 418,407
Northeast Sector Project Phase 2C, Special Assessment, 2020, 3.5%, 5/01/40 .... 750,000 590,369
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.3%, 5/01/26 . 140,000 132,267
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.7%, 5/01/31 . 105,000 89,954
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 3%, 5/01/41 .. 430,000 314,952
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 4%, 5/01/52 .. 685,000 527,841
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 220,000 208,416
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 305,650
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 901,486
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,450,000 1,113,011
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 1,935,000 1,704,216
Lawson Dunes Community Development District ,
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 175,000 173,225
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 550,000 543,570
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,320,000 1,235,660
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 185,000 174,746
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 310,000 269,921
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 100,000 87,246
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 795,000 600,445
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 325,000 246,684
Special Assessment, 2021, 4%, 5/01/52 ................................. 530,000 406,825
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 6,570,000
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,435,571
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,436,198
LT Ranch Community Development District ,
Phase I Assessment Area, Special Assessment, 2022-1, 5.3%, 5/01/32 ......... 120,000 121,281
Phase I Assessment Area, Special Assessment, 2022-1, 5.75%, 5/01/42 ........ 380,000 384,355
Phase I Assessment Area, Special Assessment, 2022-1, 5.9%, 5/01/53 ......... 500,000 502,307
Phase IIA Assessment Area, Special Assessment, 2022-2, 5%, 5/01/32 ......... 1,245,000 1,254,846
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.5%, 5/01/42 ........ 3,160,000 3,181,373
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.7%, 5/01/53 ........ 5,685,000 5,715,354
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,557,080
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 616,982
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 967,264
d
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 249,499
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 627,866
d
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 2,500,000 2,587,069
Mangrove Point & Mangrove Manor ,
Community Development District, Special Assessment, 2022, 4%, 5/01/32 ....... 345,000 328,099
Community Development District, Special Assessment, 2022, 4.25%, 5/01/42 ..... 1,130,000 983,634
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,585,000 1,589,007
Meadow View at Twin Creeks Community Development District ,
Phase 3B, Special Assessment, 2021, 2.4%, 5/01/26 ....................... 120,000 113,349
Phase 3B, Special Assessment, 2021, 3%, 5/01/31 ........................ 205,000 179,075
Phase 3B, Special Assessment, 2021, 3.25%, 5/01/41 ...................... 790,000 587,844

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Meadow View at Twin Creeks Community Development District, (continued)
Phase 3B, Special Assessment, 2021, 3.75%, 5/01/52 ...................... $ 625,000 $ 451,238
Phase 4, Special Assessment, 2021, 2.4%, 5/01/26 ........................ 140,000 132,240
Phase 4, Special Assessment, 2021, 3%, 5/01/31 .......................... 225,000 196,546
Phase 4, Special Assessment, 2021, 3.25%, 5/01/41 ....................... 1,155,000 859,443
Phase 4, Special Assessment, 2021, 4%, 5/01/52 .......................... 1,000,000 767,594
Merrick Square Community Development District ,
Special Assessment, 2023, 4.5%, 5/01/30 ............................... 235,000 233,919
Special Assessment, 2023, 5.4%, 5/01/43 ............................... 725,000 724,073
Special Assessment, 2023, 5.625%, 5/01/53 ............................. 1,000,000 1,002,871
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 3,250,000 3,342,867
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 2,700,000 2,386,914
Mirada II Community Development District ,
2021 Project Area, Special Assessment, 2021, 2.5%, 5/01/26 ................. 305,000 289,287
2021 Project Area, Special Assessment, 2021, 3.125%, 5/01/31 ............... 650,000 576,565
2021 Project Area, Special Assessment, 2021, 3.5%, 5/01/41 ................. 2,100,000 1,644,144
2021 Project Area, Special Assessment, 2021, 4%, 5/01/51 .................. 2,375,000 1,831,781
2022 Project Area, Special Assessment, 2022, 5.125%, 5/01/32 ............... 360,000 363,931
2022 Project Area, Special Assessment, 2022, 5.6%, 5/01/42 ................. 1,090,000 1,099,579
2022 Project Area, Special Assessment, 2022, 5.75%, 5/01/53 ................ 2,000,000 2,009,547
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 265,000 252,308
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 452,457
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,017,276
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 1,764,825
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 105,000 99,764
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 275,000 243,354
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 135,000 128,268
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 170,000 151,777
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 775,000 606,355
Assessment Area 3, Special Assessment, 2023, 5.75%, 5/01/43 ............... 790,000 784,528
Assessment Area 3, Special Assessment, 2023, 6%, 5/01/54 ................. 1,115,000 1,105,826
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 210,000 195,741
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 433,505
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,143,633
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 1,927,483
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 440,371
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 802,778
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,495,000 1,155,188
d
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 250,000 246,567
d
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 1,710,000 1,653,228
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 305,000 297,547
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 785,126
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 981,365
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,582,773
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,070,000 986,989
North River Ranch Improvement Stewardship District , Special Assessment , 2023 A-1 ,
6% , 5/01/54 ...................................................... 4,980,000 4,890,494
Orange Blossom Groves Community Development District ,
Special Assessment, 2023, 4.25%, 6/15/30 .............................. 435,000 433,962
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,000,000 1,002,191

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
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Principal
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a
Value
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Municipal Bonds
(continued)
Florida (continued)
Orange Blossom Groves Community Development District, (continued)
Special Assessment, 2023, 5.375%, 6/15/53 ............................. $ 1,375,000 $ 1,365,784
d
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 156,192
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 279,114
Palermo Community Development District ,
Special Assessment, 2023, 5%, 6/15/43 ................................. 1,945,000 1,885,459
Special Assessment, 2023, 5.25%, 6/15/53 .............................. 1,500,000 1,455,924
Palm Coast Park Community Development District ,
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 955,667
Special Assessment, 2022, 5.125%, 5/01/51 ............................. 1,500,000 1,402,271
Special Assessment, 2023, 5.6%, 5/01/53 ............................... 1,000,000 981,648
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 301,445
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 533,673
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 928,788
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 750,000 545,204
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 776,889
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 618,161
Parrish Lakes Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 5/01/43 .............. 1,500,000 1,438,035
Assessment Area 1, Special Assessment, 2023, 5.4%, 5/01/53 ................ 1,605,000 1,525,359
Assessment Area 2, Special Assessment, 2023 A, 5.375%, 5/01/43 ............ 1,080,000 1,051,179
Assessment Area 2, Special Assessment, 2023 A, 5.625%, 5/01/53 ............ 1,535,000 1,496,257
Parrish Plantation Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 185,203
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 235,000 208,472
Assessment Area 1, Special Assessment, 2021, 3.5%, 5/01/41 ................ 790,000 619,717
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... 195,000 191,843
Assessment Area 2, Special Assessment, 2022, 5.375%, 5/01/42 .............. 710,000 702,120
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/52 ................ 1,130,000 1,112,369
Peace Creek Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.25%, 6/15/30 ............... 350,000 347,945
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,450,000 1,436,545
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,595,000 1,588,986
d
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 80,000 75,172
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 202,460
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 784,732
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 995,586
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 592,268
Preserve at South Branch Community Development District ,
Phase 3, Special Assessment, 2021, 3%, 5/01/31 .......................... 150,000 135,831
Phase 3, Special Assessment, 2021, 3.5%, 5/01/41 ........................ 750,000 618,276
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 160,000 149,035
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 174,077
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 990,000 758,294
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,360,000 1,957,986
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 722,542
Reserve at Van Oaks Community Development District ,
Special Assessments, Special Assessment, 2023, 5.125%, 5/01/43 ............ 200,000 196,702
Special Assessments, Special Assessment, 2023, 5.375%, 5/01/53 ............ 965,000 950,156

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
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Florida (continued)
Reunion East Community Development District ,
Special Assessments, Special Assessment, 2021, 2.4%, 5/01/26 .............. $ 310,000 $ 293,941
Special Assessments, Special Assessment, 2021, 2.85%, 5/01/31 ............. 400,000 350,717
Special Assessments, Special Assessment, 2021, 3.15%, 5/01/41 ............. 1,455,000 1,114,474
Rhodine Road North Community Development District ,
Assessment Area, Special Assessment, 2022, 2.6%, 5/01/27 ................. 100,000 94,725
Assessment Area, Special Assessment, 2022, 3%, 5/01/32 ................... 190,000 170,635
Assessment Area, Special Assessment, 2022, 3.3%, 5/01/42 ................. 490,000 384,125
Ridge at Apopka Community Development District ,
Parcel 2, Special Assessment, 2023, 5.5%, 5/01/43 ........................ 310,000 307,037
Parcel 2, Special Assessment, 2023, 5.75%, 5/01/53 ....................... 545,000 538,834
Special Assessments, Special Assessment, 2022, 5.375%, 5/01/42 ............ 850,000 840,566
Special Assessments, Special Assessment, 2022, 5.5%, 5/01/52 .............. 2,150,000 2,095,376
River Glen Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 350,000 305,738
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 1,000,000 765,385
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 995,000 768,837
River Hall Community Development District ,
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ....... 250,000 247,589
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ....... 150,000 146,359
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ....... 1,000,000 879,858
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ....... 1,000,000 790,258
Assessment Area 3, Special Assessment, 2020 A, 3.625%, 5/01/40 ............ 1,030,000 823,947
Assessment Area 3, Special Assessment, 2020 A, 3.875%, 5/01/51 ............ 2,690,000 2,031,887
River Landing Community Development District ,
Assessments, Special Assessment, 2020 A, 3%, 5/01/25 .................... 170,000 165,898
Assessments, Special Assessment, 2020 A, 3.6%, 5/01/30 ................... 475,000 438,991
Assessments, Special Assessment, 2020 A, 4.125%, 5/01/40 ................. 850,000 738,652
Assessments, Special Assessment, 2020 A, 4.35%, 5/01/51 .................. 1,100,000 905,014
Assessments, Special Assessment, 2020 B, 4.25%, 11/01/35 ................. 800,000 726,719
Assessments, Special Assessment, 2023 A, 5.5%, 5/01/43 ................... 750,000 751,611
Assessments, Special Assessment, 2023 A, 5.75%, 5/01/53 .................. 1,000,000 1,004,324
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 910,000 830,075
c
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 179,075
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 703,158
d
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 100,000 94,433
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 262,815
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 597,886
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 699,294
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,685,000 1,375,559
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 387,746
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,000,000 2,306,911
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 725,376
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 901,453
d
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,532,169
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 872,866
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,539,522
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,950,000 3,031,994

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
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(continued)
Florida (continued)
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1, Special Assessment, 2020, 3%, 6/15/30 ................. $ 250,000 $ 222,826
Assessment Area 1, Special Assessment, 2020, 4%, 6/15/40 ................. 610,000 522,015
Assessment Area 2, Special Assessment, 2022, 3.1%, 12/15/32 ............... 300,000 257,207
Assessment Area 2, Special Assessment, 2022, 3.35%, 12/15/41 .............. 485,000 367,457
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 161,549
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 292,057
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 591,047
Sandmine Road Community Development District ,
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 277,307
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 885,921
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 1,602,454
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 200,000 187,531
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 397,247
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 909,234
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 290,000 277,418
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 678,039
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 730,000 599,742
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 564,595
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,490,000 1,358,990
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 1,936,834
d
Savanna Lakes Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2023, 5.125%, 6/15/43 ......... 395,000 388,460
Assessment Area 1, Special Assessment, 144A, 2023, 5.375%, 6/15/53 ......... 1,065,000 1,045,511
Sawgrass Village Community Development District ,
Special Assessment, 2023, 4.875%, 5/01/30 ............................. 480,000 477,306
Special Assessment, 2023, 5.5%, 5/01/43 ............................... 1,500,000 1,464,668
Special Assessment, 2023, 5.75%, 5/01/53 .............................. 1,565,000 1,523,616
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,264,817
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 2,572,588
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 4,702,116
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 425,639
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 999,428
d,f
Scenic Terrace North Community Development District ,
2023 Assessment Area, Special Assessment, 144A, 2023, 5.875%, 5/01/43 ...... 2,155,000 2,151,090
2023 Assessment Area, Special Assessment, 144A, 2023, 6.125%, 5/01/54 ...... 1,810,000 1,814,404
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 470,000 456,122
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 705,000 668,464
Special Assessment, 2022, 4.5%, 5/01/42 ............................... 3,120,000 2,779,478
Special Assessment, 2022, 4.625%, 5/01/53 ............................. 3,195,000 2,722,643
d
Seaton Creek Reserve Community Development District , Assessment Area One ,
Special Assessment , 144A, 2023 , 5.5% , 6/15/53 .......................... 980,000 969,987
Sedona Point Community Development District ,
Special Assessments, Special Assessment, 2023, 4.125%, 6/15/30 ............ 75,000 74,036
Special Assessments, Special Assessment, 2023, 5%, 6/15/43 ................ 705,000 690,210
Special Assessments, Special Assessment, 2023, 5%, 6/15/53 ................ 1,185,000 1,115,085
d
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 268,475
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 342,837
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 604,169

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
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(continued)
Florida (continued)
d
Seminole County Industrial Development Authority, (continued)
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... $ 705,000 $ 496,104
Seminole Palms Community Development District ,
Special Assessment, 2023, 4.75%, 5/01/30 .............................. 330,000 327,567
Special Assessment, 2023, 5.5%, 5/01/43 ............................... 990,000 982,873
Special Assessment, 2023, 5.7%, 5/01/53 ............................... 1,000,000 987,221
Sherwood Manor Community Development District ,
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 1,695,000 1,698,640
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 1,570,000 1,559,781
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 331,953
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 775,238
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 330,000 302,865
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 654,868
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,318,715
Silverlake Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 245,000 246,356
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/53 ................ 985,000 986,384
Six Mile Creek Community Development District ,
Special Assessment, 2023, Refunding, 4.75%, 5/01/30 ...................... 495,000 491,350
Special Assessment, 2023, Refunding, 5.5%, 5/01/43 ....................... 1,200,000 1,191,361
Special Assessment, 2023, Refunding, 5.7%, 5/01/54 ....................... 1,500,000 1,480,606
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 220,000 213,603
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 500,000 454,217
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,189,270
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,290,000 1,856,154
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 175,000 165,192
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 219,958
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 570,647
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 1,571,839
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 215,000 203,053
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 455,149
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 612,494
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,224,758
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 927,241
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 502,222
Somerset Community Development District ,
Special Assessment, 2022, Refunding, 4%, 5/01/32 ........................ 750,000 705,613
Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ....................... 1,000,000 907,598
Sorrento Pines Community Development District ,
Assessment Area 1, Revenue, 2023, 5.25%, 5/01/43 ....................... 415,000 407,979
Assessment Area 1, Revenue, 2023, 5.5%, 5/01/53 ........................ 500,000 493,479
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 156,184
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 393,688
Southern Groves Community Development District No. 5 ,
Special Assessment, 2022-1, 6%, 5/01/49 ............................... 1,000,000 1,012,690
Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ................. 220,000 207,806
Assessment Area, Special Assessment, 2021, 2.8%, 5/01/31 ................. 400,000 344,509
Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ............... 1,100,000 803,157
Assessment Area, Special Assessment, 2021, 4%, 5/01/48 ................... 620,000 489,198
d
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 530,000 445,892
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 130,000 122,492

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
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Amount
a
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(continued)
Florida (continued)
Stellar North Community Development District, (continued)
Special Assessment, 2021, 3%, 5/01/31 ................................. $ 250,000 $ 218,384
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 885,000 650,591
d
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 230,000 216,715
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 284,117
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,004,573
d
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 213,449
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 480,052
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,835,000 1,902,975
Stoneybrook South at Championsgate Community Development District ,
Assessment Area, Special Assessment, 2023, 4.5%, 6/15/30 ................. 110,000 110,038
Assessment Area, Special Assessment, 2023, 5.375%, 6/15/43 ............... 395,000 396,904
Assessment Area, Special Assessment, 2023, 5.5%, 6/15/53 ................. 390,000 390,256
d
Fox South Assessment Area, Special Assessment, 144A, 2020, 3%, 12/15/30 .... 500,000 453,870
d
Fox South Assessment Area, Special Assessment, 144A, 2020, 3.5%, 12/15/40 ... 1,000,000 830,817
d
Fox South Assessment Area, Special Assessment, 144A, 2020, 3.75%, 12/15/50 .. 1,500,000 1,186,597
Storey Creek Community Development District ,
Assessment Area 2, Special Assessment, 2022, 5%, 6/15/32 ................. 240,000 242,360
Assessment Area 2, Special Assessment, 2022, 5.2%, 6/15/42 ................ 615,000 602,050
Assessment Area 2, Special Assessment, 2022, 5.375%, 6/15/52 .............. 1,000,000 966,506
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 165,000 153,332
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 324,281
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 678,647
d
Storey Park Community Development District ,
Assessment Area 4, Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......... 230,000 205,271
Assessment Area 4, Special Assessment, 144A, 2021, 3.3%, 6/15/41 ........... 620,000 474,136
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 150,000 132,071
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 395,000 304,030
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 150,000 142,236
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 177,400
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 559,106
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 770,571
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 154,239
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 609,761
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 755,375
d
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 154,197
d
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 540,267
d
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 1,750,000 1,450,402
Sunbridge Stewardship District ,
Del Webb Project Assessment, Special Assessment, 2022, 5%, 5/01/32 ......... 350,000 352,367
Del Webb Project Assessment, Special Assessment, 2022, 5.4%, 5/01/42 ....... 925,000 923,850
Del Webb Project Assessment, Special Assessment, 2022, 5.5%, 5/01/52 ....... 1,725,000 1,697,902
Weslyn Park Project Assessment, Special Assessment, 2022, 4.2%, 5/01/27 ..... 340,000 333,886
Weslyn Park Project Assessment, Special Assessment, 2022, 4.6%, 5/01/32 ..... 460,000 447,487
Weslyn Park Project Assessment, Special Assessment, 2022, 5.2%, 5/01/42 ..... 1,000,000 962,944
Weslyn Park Project Assessment, Special Assessment, 2022, 5.35%, 5/01/52 .... 2,000,000 1,893,480
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 162,008
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 630,188

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
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(continued)
Florida (continued)
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... $ 1,650,000 $ 1,467,307
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 3,006,319
Special Assessment, 2022, 4%, 6/15/52 ................................. 5,000,000 3,844,027
Terreno Community Development District , Special Assessment , 2023 , 5.25% , 5/01/53
1,020,000 977,088
Three Rivers Community Development District , Special Assessment , 2023 , Refunding ,
5.75% , 5/01/53 ................................................... 4,190,000 4,090,596
Timber Creek Southwest Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 325,000 303,085
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 649,784
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 1,635,402
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 186,976
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 623,226
Tolomato Community Development District ,
Assessment Area, Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ........ 1,500,000 1,310,292
Assessment Area, Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ....... 1,500,000 1,327,743
Assessment Area 1, Special Assessment, 2022-1, 3.3%, 5/01/32 .............. 515,000 459,465
Assessment Area 1, Special Assessment, 2022-1, 4%, 5/01/52 ................ 1,970,000 1,512,382
Assessment Area 2, Special Assessment, 2022-2, 3.3%, 5/01/32 .............. 195,000 173,972
Assessment Area 2, Special Assessment, 2022-2, 4%, 5/01/51 ................ 665,000 514,286
d
Towne Park Community Development District ,
Assessment Area 3D, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ........ 410,000 378,986
Assessment Area 3D, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ........ 1,075,000 914,642
Assessment Area 3D, Special Assessment, 144A, 2020, 4%, 5/01/51 ........... 1,000,000 828,801
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 295,000 278,778
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 381,569
d
Trevesta Community Development District ,
Assessment Area Two, Special Assessment, 144A, 2020, 3.25%, 5/01/30 ........ 235,000 212,848
Assessment Area Two, Special Assessment, 144A, 2020, 3.75%, 5/01/40 ........ 880,000 718,309
Triple Creek Community Development District ,
Assessment Area, Special Assessment, 2021, 3%, 11/01/31 .................. 250,000 217,317
Assessment Area, Special Assessment, 2021, 3.5%, 11/01/41 ................ 740,000 577,059
d
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 2.375%,
11/01/26 ....................................................... 145,000 135,024
d
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 2.875%,
11/01/31 ....................................................... 450,000 387,508
d
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 3.125%,
11/01/41 ....................................................... 1,190,000 876,700
Tuckers Pointe Community Development District ,
Master Infrastructure Project, Special Assessment, 2022, 3.625%, 5/01/32 ....... 4,500,000 4,039,948
Phase 1 Project, Special Assessment, 2022, 3%, 5/01/27 .................... 255,000 239,686
Phase 1 Project, Special Assessment, 2022, 3.375%, 5/01/32 ................ 565,000 498,942
Phase 1 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 1,505,000 1,255,229
Phase 1 Project, Special Assessment, 2022, 4%, 5/01/52 .................... 1,500,000 1,150,426
Twisted Oaks Pointe Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 740,000 730,663
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/53 .............. 500,000 493,564
Two Rivers East Community Development District ,
Special Assessment, 2023, 4.875%, 5/01/30 ............................. 200,000 199,145
Special Assessment, 2023, 5.75%, 5/01/43 .............................. 2,000,000 1,997,497
Special Assessment, 2023, 5.875%, 5/01/53 ............................. 3,465,000 3,414,433
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 80,000 79,228
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 374,523

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
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(continued)
Florida (continued)
Two Rivers North Community Development District, (continued)
Special Assessment, 2022, 5.125%, 5/01/42 ............................. $ 1,540,000 $ 1,484,349
Special Assessment, 2022, 5.25%, 5/01/52 .............................. 2,000,000 1,895,070
Two Rivers West Community Development District ,
Special Assessment, 2022, 6%, 5/01/43 ................................. 1,025,000 1,036,125
Special Assessment, 2022, 6.25%, 5/01/53 .............................. 1,000,000 1,009,998
d
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 95,000 82,734
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 255,000 192,834
Varrea South Community Development District ,
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 1,075,000 1,058,570
Special Assessment, 2023, 5.4%, 5/01/53 ............................... 1,320,000 1,306,414
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 356,092
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,002,822
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 342,703
d
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,532,339
Assessment Area 2, Special Assessment, 2023, 4.3%, 5/01/30 ................ 900,000 896,865
Assessment Area 2, Special Assessment, 2023, 5.25%, 5/01/43 ............... 1,815,000 1,801,678
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/54 ................ 2,505,000 2,482,797
d
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 230,000 217,820
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 360,000 316,739
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 880,000 688,380
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,290,000 990,921
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 578,057
Phase 2 Assessment Area, Special Assessment, 2022, 6.45%, 11/01/42 ......... 1,000,000 1,036,948
Phase 2 Assessment Area, Special Assessment, 2022, 6.625%, 11/01/52 ........ 1,475,000 1,533,275
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.375%, 5/01/43 1,020,000 1,018,081
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.625%, 5/01/53 250,000 251,088
Viera Stewardship District ,
Assessments, Special Assessment, 2021, 2.3%, 5/01/26 .................... 500,000 471,052
Assessments, Special Assessment, 2021, 2.8%, 5/01/31 .................... 800,000 691,006
Assessments, Special Assessment, 2021, 3.125%, 5/01/41 .................. 1,750,000 1,291,856
Assessments, Special Assessment, 2021, 4%, 5/01/53 ...................... 1,715,000 1,310,102
Assessments, Special Assessment, 2023, 5.5%, 5/01/54 .................... 2,500,000 2,427,735
Village Community Development District No. 13 ,
d
Special Assessments, Special Assessment, 144A, 2020, 3.5%, 5/01/51 ......... 13,560,000 9,952,526
Special Assessments, Special Assessment, 2021, 2.85%, 5/01/36 ............. 1,645,000 1,342,955
Special Assessments, Special Assessment, 2021, 3%, 5/01/41 ................ 2,440,000 1,830,367
Special Assessments, Special Assessment, 2021, 3.25%, 5/01/52 ............. 5,400,000 3,734,863
Village Community Development District No. 14 , Special Assessment , 2022 , 5.5% ,
5/01/53 ......................................................... 14,000,000 14,303,590
Villages of Glen Creek Community Development District ,
Assessment Area 3, Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ....... 30,000 27,948
Assessment Area 3, Special Assessment, 2022, Refunding, 3.15%, 5/01/32 ...... 210,000 182,965
Assessment Area 3, Special Assessment, 2022, Refunding, 3.45%, 5/01/42 ...... 550,000 414,697
Assessment Area 3, Special Assessment, 2022, Refunding, 4%, 5/01/52 ........ 1,205,000 924,950
Assessment Area 4, Special Assessment, 2022 A, 4.625%, 5/01/27 ............ 100,000 99,298
Assessment Area 4, Special Assessment, 2022 A, 4.875%, 5/01/32 ............ 250,000 247,723
Assessment Area 4, Special Assessment, 2022 A, 5.125%, 5/01/42 ............ 710,000 683,943
Assessment Area 4, Special Assessment, 2022 A, 5.25%, 5/01/53 ............. 1,250,000 1,185,192
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 216,576

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
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Florida (continued)
Villamar Community Development District, (continued)
Special Assessment, 2020, 3.75%, 5/01/40 .............................. $ 655,000 $ 534,087
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 772,701
Assessment Area 5, Special Assessment, 2023, 5.625%, 5/01/43 .............. 440,000 439,993
Assessment Area 5, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,310,000 1,289,724
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 140,000 133,583
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 225,828
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 560,818
Waterford Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 395,000 388,616
Assessment Area 1, Special Assessment, 2023, 5.6%, 5/01/53 ................ 750,000 736,107
Waterset South Community Development District , Special Assessment , 2022 , 6.1% ,
5/01/53 ......................................................... 665,000 673,212
Wellness Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,410,000 1,393,485
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,340,000 1,331,019
West Hillcrest Community Development District ,
Special Assessments, Special Assessment, 2023, 5.25%, 6/15/43 ............. 825,000 808,112
Special Assessments, Special Assessment, 2023, 5.5%, 6/15/53 .............. 1,250,000 1,219,642
West Port Community Development District ,
d
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 364,208
d
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 852,296
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 2.4%, 5/01/26 .. 150,000 141,722
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 3%, 5/01/31 ... 570,000 499,246
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 3.4%, 5/01/41 .. 1,470,000 1,122,617
Assessment Area 3, Special Assessment, 2022, 5.125%, 5/01/42 .............. 360,000 344,955
Assessment Area 3, Special Assessment, 2022, 5.25%, 5/01/52 ............... 585,000 550,350
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 155,000 146,829
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 177,338
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 626,803
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 120,000 113,675
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 463,352
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 777,742
Unit of Development No. 8, Special Assessment, 2022, 5.5%, 5/01/53 .......... 1,880,000 1,850,762
Unit of Development No. 9, Special Assessment, 2023, 4.625%, 5/01/30 ........ 275,000 274,673
Unit of Development No. 9, Special Assessment, 2023, 5.375%, 5/01/43 ........ 1,500,000 1,491,783
Unit of Development No. 9, Special Assessment, 2023, 5.625%, 5/01/53 ........ 2,005,000 2,009,273
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 190,000 180,500
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 308,575
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,000,000 758,007
Westview North Community Development District ,
Special Assessment, 2022, 5.75%, 6/15/42 .............................. 1,000,000 1,010,883
Special Assessment, 2022, 6%, 6/15/52 ................................. 1,250,000 1,262,597
Westview South Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/28 .............. 700,000 697,717
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 2,415,000 2,353,444
Assessment Area 1, Special Assessment, 2023, 5.6%, 5/01/53 ................ 4,185,000 4,064,143
Assessment Area 2, Special Assessment, 2023, 4.75%, 5/01/28 ............... 225,000 223,595
Assessment Area 2, Special Assessment, 2023, 5.375%, 5/01/43 .............. 1,250,000 1,225,384
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 1,000,000 982,225
Westwood of Pasco Community Development District ,
Assessments, Special Assessment, 2023, 5.4%, 5/01/43 .................... 500,000 492,819
Assessments, Special Assessment, 2023, 5.625%, 5/01/53 .................. 145,000 142,422

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
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Florida (continued)
Whispering Pines Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. $ 500,000 $ 500,895
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 930,000 923,199
Willows Community Development District ,
Assessment Area Two, Special Assessment, 2022, 4.7%, 5/01/29 .............. 335,000 335,932
Assessment Area Two, Special Assessment, 2022, 5.625%, 5/01/42 ............ 1,440,000 1,459,568
Assessment Area Two, Special Assessment, 2022, 5.75%, 5/01/52 ............. 1,200,000 1,211,272
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 170,000 160,618
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 217,678
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 715,256
Assessment Area 2, Special Assessment, 2023, 5.375%, 5/01/43 .............. 920,000 910,574
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 895,000 887,270
Windward Community Development District ,
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 120,456
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 552,924
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 415,795
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 800,000 747,219
Wiregrass II Community Development District ,
Assessment Area 1, Special Assessment, 2020, 3.125%, 5/01/30 .............. 645,000 580,525
Assessment Area 1, Special Assessment, 2020, 3.7%, 5/01/40 ................ 1,680,000 1,369,493
Assessment Area 1, Special Assessment, 2020, 3.875%, 5/01/50 .............. 1,960,000 1,471,011
Assessment Area 2, Special Assessment, 2022, 5.25%, 5/01/52 ............... 1,000,000 943,351
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 135,000 127,851
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 155,000 135,398
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 660,000 503,429
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 935,000 722,475
834,617,836
Georgia 0.9%
d
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,492,373
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 7,934,856
d
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 8,681,289
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 5,375,000 5,818,495
d
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,322,601
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 8,169,185
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 2,500,000 2,543,868
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,154,635
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,252,267
46,369,569
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,326,414
Illinois 1.3%
Illinois Finance Authority ,
d
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.5%, 8/01/43 ........ 500,000 504,533
d
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.625%, 8/01/53 ...... 2,055,000 2,057,173
d
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 11,044,709

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
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Illinois (continued)
Illinois Finance Authority, (continued)
d
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... $ 4,190,000 $ 4,029,787
Plymouth Place Obligated Group, Revenue, 2022 A, 6.75%, 5/15/58 ........... 3,000,000 3,036,440
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 3,081,602
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 7,987,011
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 8,736,749
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 3,020,000 3,189,947
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 6,489,913
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ...............................
4,645,000 5,023,783
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 8,464,348
d
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 1,535,000 1,382,051
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,374,880
66,402,926
Indiana 0.5%
d
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,161,973
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,221,066
d
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,516,734
d
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,787,084
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,025,681
University of Evansville, Revenue, 2022 B, 7%, 9/01/32 ..................... 4,000,000 3,732,512
d
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,715,408
24,160,458
Iowa 0.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 1,970,000 1,511,754
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 6,291,140
7,802,894
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,490,000 1,364,588
Kentucky 0.6%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, 6.6%, 7/01/39 ............................... 10,000,000 11,344,019
Revenue, First Tier, 2013 C, 6.75%, 7/01/43 .............................. 5,000,000 5,666,936
d
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 19,650,000 12,806,756
29,817,711
Louisiana 1.5%
Juban Trails Community Development District ,
Special Assessment, 2022, 3.375%, 6/01/27 ............................. 100,000 94,139
Special Assessment, 2022, 4.25%, 6/01/51 .............................. 1,235,000 1,010,496

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
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a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. $ 280,000 $ 262,965
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 597,191
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,129,394
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,609,160
Special Assessment, 2022, 5.375%, 6/01/42 ............................. 730,000 726,949
Special Assessment, 2022, 5.5%, 6/01/52 ............................... 1,425,000 1,412,668
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,230,000 2,306,265
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,343,763
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 4,243,994
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,341,112
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,316,730 3,764,926
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,260,000 1,940,233
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 5,910,000 5,530,562
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,820,000 1,823,621
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 4,876,327
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 2,993,839
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,685,000 1,751,441
d
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 4,767,134
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,136,958
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 9,252,181
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,015,791
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,180,011
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,531,226
76,642,346
Maryland 0.1%
City of Baltimore , Harbor Point Special Taxing District , Revenue , 2016 , Refunding ,
5.125% , 6/01/43 ................................................... 2,500,000 2,449,635
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 697,803
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,217,903
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 335,000 303,207
4,668,548
Massachusetts 0.0%
†
d
Massachusetts Development Finance Agency , North Hill Communities, Inc. Obligated
Group , Revenue , 144A, 2013 A , Pre-Refunded , 6.25% , 11/15/28 .............. 1,284,000 1,290,461
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,018
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,815,000 1,818,113
Kalamazoo Economic Development Corp. ,
d
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 800,000 751,926
d
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 3,015,000 2,324,589
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 958,033

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Kalamazoo Economic Development Corp., (continued)
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 $ 8,860,000 $ 7,014,792
d
Michigan Finance Authority ,
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 700,000 696,173
Thomas M Cooley Law School, Revenue, 144A, 2014, 6.75%, 7/01/44 .......... 3,805,000 3,513,600
d
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 690,000 648,536
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 749,796
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,063,991
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,043,595
22,598,162
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,439,127
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 872,163
d
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,168,911
4,480,201
Mississippi 0.5%
d
Mississippi Development Bank ,
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 811,480
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 711,123
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 741,967
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 2,408,569
Mississippi Home Corp. ,
d
Revenue, 144A, 2023 A-2, 12%, 12/01/33 ............................... 875,000 841,452
d
Revenue, 144A, 2023 B-2, 8%, 12/01/38 ................................ 4,390,000 4,171,099
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 4,954,016
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 5,819,235
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 4,018,746
24,477,687
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 3,885,000 4,005,486
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 254,824
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,147,781
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 798,623
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 2,619,161
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,600,000 3,712,942
13,538,817
Nevada 1.2%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 615,000 574,356

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
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a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
City of Henderson, (continued)
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ $ 1,740,000 $ 1,626,720
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 7,700,000 7,601,391
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 171,098
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 169,182
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 167,331
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 445,000 386,832
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,140,000 938,301
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 205,000 168,521
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 990,000 766,921
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,340,000 1,354,311
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,545,000 1,555,696
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 980,000 983,122
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 435,000 386,408
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 705,000 593,612
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 990,000 939,807
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 418,294
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 625,604
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 645,000 462,828
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,420,000 898,705
d
City of North Las Vegas ,
Special Improvement District No. 66, Special Assessment, 144A, 2022, 5.75%,
6/01/47 ........................................................ 1,600,000 1,555,461
Special Improvement District No. 66, Special Assessment, 144A, 2022, 6%, 6/01/52 1,800,000 1,792,468
d
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 14,500,000 1,786,461
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 790,000 792,274
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 980,000 981,691
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,030,000 2,040,066
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... 315,000 239,304
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 538,331
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 500,000 384,680
Local Improvement District No. T-22, Special Assessment, 2023, 5%, 3/01/38 ..... 775,000 761,677
Local Improvement District No. T-22, Special Assessment, 2023, 5%, 3/01/43 ..... 1,000,000 957,947
Local Improvement District No. T-22, Special Assessment, 2023, 5.25%, 3/01/48 .. 1,000,000 966,567
Local Improvement District No. T-22, Special Assessment, 2023, 5.25%, 3/01/53 .. 300,000 287,008
d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 8,179,605 8,310,025
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,161,905
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/40 ......................................... 3,475,000 3,353,029
Revenue, 2020, 5%, 7/01/51 ......................................... 6,250,000 5,844,406
59,542,340
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 91,199
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,113,037

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
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a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, (continued)
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... $ 2,860,000 $ 2,292,178
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 4,728,880
9,225,294
New Jersey 1.4%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,107,773
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,036,060
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 8,480,000 8,570,580
d
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,106,488
New Jersey Transportation Trust Fund Authority , Revenue , 2008 A , Zero Cpn.,
12/15/38 ........................................................ 46,750,000 23,283,697
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 7,000,000 7,230,361
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 23,300,000 22,925,056
68,260,015
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 482,339
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 420,887
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,084,867
d
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 878,354
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,281,449
5,147,896
New York 4.6%
Metropolitan Transportation Authority ,
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 4,765,000 4,799,093
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 7,092,933
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 13,219,874
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 21,150,000 21,400,338
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 39,500,000 40,640,527
Revenue, 2020 D, 4%, 11/15/50 ....................................... 25,000,000 22,316,202
New York Liberty Development Corp. ,
d
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 14,890,705
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 31,225,000 35,002,704
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 9,450,000 9,771,786
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 10,000,000 10,192,713
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 36,785,000 36,668,362
d
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 57,000,000 15,996,012
231,991,249
North Dakota 0.3%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 3,550,000 3,409,375
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 3,130,000 2,841,599
c,d
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 1,437,500
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 14,000,000 7,000,000
14,688,474

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
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(continued)
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. $ 36,290,000 $ 33,222,624
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,240,875
Cleveland-Cuyahoga County Port Authority ,
d
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,292,714
d
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 1,040,355
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 700,258
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 700,250
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,515,133
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,668,843
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 7,478,462
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding,
6.625%, 12/01/42 ................................................ 10,000,000 10,002,131
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding, 6.75%,
12/01/52 ....................................................... 17,000,000 17,046,709
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,237,671
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,075,625
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,242,517
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
1,000,000 992,726
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 41,087,931
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 892,362
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 804,013
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,139,383
d
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,505,156
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 12,988,171
153,873,909
Oklahoma 0.1%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,001,037
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 6,500,000 6,276,459
7,277,496
Oregon 0.4%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 469,752
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,135,801
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,366,902

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Hospital Facilities Authority of Multnomah County Oregon , Mirabella at South
Waterfront , Revenue , 2014 A , Pre-Refunded , 5.5% , 10/01/49 ................. $ 5,500,000 $ 5,618,446
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 2,725,320
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 3,287,872
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 4,478,138
19,082,231
Pennsylvania 1.6%
d
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,202,178
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,018,839
Revenue, 144A, 2022, 5.25%, 5/01/42 .................................. 6,175,000 6,131,018
d
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,245,000 3,477,610
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 325,000 313,610
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 918,909
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,611,871
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 867,545
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 980,204
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 3,593,293
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,317,801
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 756,590
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 913,225
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,168,497
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 632,633
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,714,640
Pennsylvania Turnpike Commission ,
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 18,258,932
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 22,497,578
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,366,475
80,741,448
South Carolina 1.2%
d
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,087,313
South Carolina Jobs-Economic Development Authority ,
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 14,400,000 9,491,993
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 25,550,000 15,965,109
d
FAH Pelham LLC, Revenue, 144A, 2023 B, II, 7.5%, 8/01/47 ................. 9,565,000 9,086,956
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,416,773
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 2,897,035
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 9,228,197
58,173,376

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... $ 7,110,000 $ 6,014,058
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 2,614,583
8,628,641
Tennessee 1.3%
d
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 933,498
Cleveland Forward Phase Two LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 933,499
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/27 ................................................... 19,365,000 16,612,343
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/28 ................................................... 19,400,000 16,009,601
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,329,313
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/30 ................................................... 19,370,000 14,694,595
64,512,849
Texas 10.2%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,036,943
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 1,890,373
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,372,039
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,226,905
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,221,250
d
City of Anna ,
Hurricane Creek Public Improvement District, Special Assessment, 144A, 2022,
5.75%, 9/01/42 .................................................. 972,000 966,442
Hurricane Creek Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/01/52 ........................................................ 1,907,000 1,888,875
Sherley Tract Public Improvement District No. 2 Area No. 1, Special Assessment,
144A, 2021, 3.75%, 9/15/31 ........................................ 300,000 257,701
Sherley Tract Public Improvement District No. 2 Area No. 1, Special Assessment,
144A, 2021, 4%, 9/15/41 ........................................... 867,000 731,525
Sherley Tract Public Improvement District No. 2 Area No. 1, Special Assessment,
144A, 2021, 4.25%, 9/15/51 ........................................ 1,406,000 1,166,746
Sherley Tract Public Improvement District No. 2 Major Improvement Area, Special
Assessment, 144A, 2021, 4.5%, 9/15/31 ............................... 157,000 144,852
Sherley Tract Public Improvement District No. 2 Major Improvement Area, Special
Assessment, 144A, 2021, 5%, 9/15/51 ................................ 503,000 454,003
d
City of Aubrey ,
f
Aubrey Public Improvement District No. 1, Special Assessment, 144A, 2023, 5.875%,
9/01/43 ........................................................ 1,075,000 1,079,013
f
Aubrey Public Improvement District No. 1, Special Assessment, 144A, 2023, 6%,
9/01/53 ........................................................ 1,600,000 1,600,930
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/01/32 .................................................. 852,000 858,624
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/01/45 ........................................................ 1,803,000 1,828,411
City of Celina ,
d
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 4.875%,
9/01/42 ........................................................ 804,000 748,442
d
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/51 ........................................................ 1,120,000 1,009,533

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Chalk Hill Public Improvement District No. 2, Special Assessment, 144A, 2023,
5.75%, 9/01/43 .................................................. $ 767,000 $ 758,913
d
Chalk Hill Public Improvement District No. 2, Special Assessment, 144A, 2023, 6%,
9/01/53 ........................................................ 1,664,000 1,643,461
d
Creeks of Legacy Public Improvement District Phase No. 3, Special Assessment,
144A, 2020, 4.25%, 9/01/40 ........................................ 230,000 203,650
d
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 4.5%, 9/01/30 ......................................... 586,000 580,115
d
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 5.375%, 9/01/43 ....................................... 1,624,000 1,610,415
d
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 5.5%, 9/01/53 ......................................... 1,741,000 1,698,537
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project,
Special Assessment, 144A, 2023, 5%, 9/01/30 .......................... 431,000 426,744
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project,
Special Assessment, 144A, 2023, 6.125%, 9/01/53 ....................... 1,549,000 1,534,538
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 201,524
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 355,899
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 483,698
d
Edgewood Creek Public Improvement District Phase No. 1, Special Assessment,
144A, 2021, 4.25%, 9/01/41 ........................................ 500,000 427,135
d
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 290,000 258,584
d
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 189,051
d
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 637,390
d
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 4.375%,
9/01/30 ........................................................ 405,000 399,485
d
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 5.125%,
9/01/43 ........................................................ 1,225,000 1,179,763
d
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 5.5%, 9/01/53 1,851,000 1,790,338
North Sky Public Improvement District, Special Assessment, 2023, 4.375%, 9/01/30 440,000 436,601
d
North Sky Public Improvement District, Special Assessment, 144A, 2023, 4.875%,
9/01/30 ........................................................ 228,000 226,269
North Sky Public Improvement District, Special Assessment, 2023, 5.375%, 9/01/43 812,000 799,294
North Sky Public Improvement District, Special Assessment, 2023, 5.625%, 9/01/52 1,005,000 986,672
d
North Sky Public Improvement District, Special Assessment, 144A, 2023, 6.125%,
9/01/52 ........................................................ 999,000 981,709
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 3.5%, 9/01/26 .......... 245,000 234,062
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 4%, 9/01/31 ........... 473,000 439,911
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 4.25%, 9/01/41 ......... 2,015,000 1,765,828
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 4.5%, 9/01/51 .......... 2,501,000 2,125,899
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 2.75%, 9/01/26 .............................. 145,000 136,122
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 3.25%, 9/01/31 .............................. 150,000 132,702
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 3.5%, 9/01/41 ............................... 1,205,000 979,745
d
Pravin Public Improvement District, Special Assessment, 144A, 2023, 6.5%, 9/01/43 1,500,000 1,486,782

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Pravin Public Improvement District, Special Assessment, 144A, 2023, 6.75%, 9/01/53 $ 2,000,000 $ 1,979,806
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/27 .................................................. 227,000 207,178
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.625%, 9/01/32 ................................................. 336,000 290,407
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4%, 9/01/43 .................................................... 1,009,000 840,246
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/51 ................................................. 1,033,000 834,828
d
Sutton Fields II Public Improvement District Neighborhood Area No. 4, Special
Assessment, 144A, 2020, 4.125%, 9/01/50 ............................. 1,795,000 1,447,585
d
Sutton Fields II Public Improvement District Neighborhood Area No. 5, Special
Assessment, 144A, 2022, 2.875%, 9/01/27 ............................. 115,000 103,394
d
Sutton Fields II Public Improvement District Neighborhood Area No. 5, Special
Assessment, 144A, 2022, 3.25%, 9/01/32 .............................. 250,000 207,565
d
Sutton Fields II Public Improvement District Neighborhood Area No. 5, Special
Assessment, 144A, 2022, 3.5%, 9/01/42 ............................... 1,175,000 879,875
d
Sutton Fields II Public Improvement District Neighborhood Area No. 5, Special
Assessment, 144A, 2022, 4%, 9/01/51 ................................ 7,000,000 5,559,534
d
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
4.75%, 9/01/30 .................................................. 491,000 490,131
d
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/30 ........................................................ 234,000 233,596
d
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/42 ........................................................ 1,169,000 1,164,900
d
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
6.25%, 9/01/42 .................................................. 801,000 798,348
d
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
5.75%, 9/01/52 .................................................. 1,494,000 1,487,719
d
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 6.5%,
9/01/52 ........................................................ 1,300,000 1,294,940
d
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 346,884
d
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 498,000 398,934
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 134,320
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 303,969
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 777,056
d
Wells South Public Improvement District Neighborhood Area No. 4, Special
Assessment, 144A, 2021, 3%, 9/01/31 ................................ 158,000 135,979
d
Wells South Public Improvement District Neighborhood Area No. 4, Special
Assessment, 144A, 2021, 3.375%, 9/01/41 ............................. 379,000 297,303
d
Wells South Public Improvement District Neighborhood Area No. 5, Special
Assessment, 144A, 2022, 5.5%, 9/01/42 ............................... 490,000 488,155
d
Wells South Public Improvement District Neighborhood Area No. 5, Special
Assessment, 144A, 2022, 5.625%, 9/01/52 ............................. 1,314,000 1,296,402
d
City of Crandall ,
Cartwright Ranch Public Improvement District Area No. 1, Special Assessment,
144A, 2021, 4%, 9/15/31 ........................................... 409,000 365,789
Cartwright Ranch Public Improvement District Area No. 1, Special Assessment,
144A, 2021, 4.25%, 9/15/41 ........................................ 1,000,000 840,496
Cartwright Ranch Public Improvement District Area No. 1, Special Assessment,
144A, 2021, 4.5%, 9/15/51 ......................................... 2,000,000 1,572,293

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Crandall, (continued)
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.75%, 9/15/31 .............................. $ 161,000 $ 146,921
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5%, 9/15/41 ................................ 1,144,000 1,032,880
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.25%, 9/15/51 .............................. 750,000 668,547
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/32 ........................................................ 528,000 536,992
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/32 ........................................................ 306,000 310,173
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 5,000,000 5,083,002
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.75%,
9/15/52 ........................................................ 1,750,000 1,799,912
d
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,445,000 12,117,613
d
City of Dayton ,
Westpointe Public Improvement District, Special Assessment, Junior Lien, 144A,
2022 B, 5.75%, 9/01/52 ............................................ 1,464,000 1,431,677
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 4.875%, 9/01/32 ........................................... 269,000 261,937
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.125%, 9/01/42 ........................................... 764,000 732,280
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.25%, 9/01/52 ............................................ 1,000,000 943,274
d
City of DeSoto , Danieldale Homestead Public Improvement District , Special
Assessment , 144A, 2023 , 5.5% , 9/15/50 ................................ 1,430,000 1,360,561
d
City of Dripping Springs ,
Heritage Public Improvement District, Special Assessment, 144A, 2023, 4.5%,
9/01/30 ........................................................ 395,000 393,827
Heritage Public Improvement District, Special Assessment, 144A, 2023, 5.375%,
9/01/43 ........................................................ 1,295,000 1,287,148
Heritage Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/53 ........................................................ 1,219,000 1,192,714
d
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 398,000 328,231
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,205,000 923,288
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 914,409
d
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ 300,000 278,514
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 618,638
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,530,318
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,405,648
Williamsburg East Public Improvement District Area No. 1, Special Assessment,
144A, 2020, 3.375%, 8/15/30 ....................................... 125,000 109,968
Williamsburg East Public Improvement District Area No. 1, Special Assessment,
144A, 2020, 3.875%, 8/15/40 ....................................... 691,000 562,957
Williamsburg East Public Improvement District Area No. 1, Special Assessment,
144A, 2020, 4.125%, 8/15/50 ....................................... 994,000 809,586

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a a
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Fate, (continued)
Williamsburg East Public Improvement District Area No. 2, Special Assessment,
144A, 2022, 5.875%, 8/15/42 ....................................... $ 1,617,000 $ 1,600,033
Williamsburg East Public Improvement District Area No. 2, Special Assessment,
144A, 2022, 6%, 8/15/52 ........................................... 2,500,000 2,515,050
Williamsburg East Public Improvement District Major Improvement Area, Revenue,
144A, 2020, 4.125%, 8/15/30 ....................................... 591,000 547,664
Williamsburg East Public Improvement District Major Improvement Area, Revenue,
144A, 2020, 4.625%, 8/15/40 ....................................... 1,163,000 1,036,810
Williamsburg East Public Improvement District Major Improvement Area, Revenue,
144A, 2020, 4.875%, 8/15/50 ....................................... 1,772,000 1,555,474
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,065,835
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. 1,100,000 937,700
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
4.25%, 8/15/30 .................................................. 275,000 272,548
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
5.125%, 8/15/43 ................................................. 272,000 265,520
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
5.375%, 8/15/53 ................................................. 1,287,000 1,256,085
d
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 926,000 766,554
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 970,109
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 1,577,000 1,241,098
d
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,465,000 1,448,162
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,236,831
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,583,184
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,185,000 1,171,381
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,486,394
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 1,862,204
d
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. 409,000 370,748
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. 1,060,000 922,777
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 611,901
d
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 2.625%, 9/01/26 ....................................... 279,000 256,783
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 3.25%, 9/01/31 ........................................ 150,000 126,810
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 3.625%, 9/01/41 ....................................... 1,271,000 982,443

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
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Texas (continued)
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... $ 500,000 $ 433,556
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 368,603
d
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 239,000 219,510
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 221,797
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 807,671
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 171,000 158,237
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 339,721
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 808,359
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,700,550
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 176,027
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 409,791
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 889,654
Emory Crossing Public Improvement District Impt Area No. 2, Special Assessment,
144A, 2023, 5.25%, 9/01/43 ........................................ 859,000 846,460
Emory Crossing Public Improvement District Impt Area No. 2, Special Assessment,
144A, 2023, 5.625%, 9/01/58 ....................................... 2,000,000 1,971,389
d
City of Justin ,
Timberbrook Public Improvement District No. 1 Area No. 2, Special Assessment,
144A, 2021, 3%, 9/01/31 ........................................... 475,000 410,875
Timberbrook Public Improvement District No. 1 Area No. 2, Special Assessment,
144A, 2021, 3.375%, 9/01/41 ....................................... 2,709,000 2,109,025
d
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 193,727
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 442,335
City of Kyle ,
d
6 Creeks Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 3.5%, 9/01/44 ......................................... 1,380,000 1,008,305
d
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 3.125%, 9/01/30 ....................................... 400,000 341,387
d
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 3.625%, 9/01/40 ....................................... 1,310,000 1,020,614
d
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 4%, 9/01/46 ........................................... 375,000 286,349
d
6 Creeks Public Improvement District Improvement Area No. 2B, Special
Assessment, 144A, 2023, 5.125%, 9/01/46 ............................. 1,179,000 1,151,758
d
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 2.75%, 9/01/26 ........................................ 224,000 204,524
d
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.375%, 9/01/31 ....................................... 530,000 452,484
d
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.75%, 9/01/41 ........................................ 1,428,000 1,120,248

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
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(continued)
Texas (continued)
City of Kyle, (continued)
d
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 4%, 9/01/46 ........................................... $ 1,000,000 $ 808,977
d
6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2023, 5.25%, 9/01/43 ........................................ 2,250,000 2,184,938
d
6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2023, 5.5%, 9/01/47 ......................................... 1,396,000 1,361,507
Kyle 57 Public Improvement District, Special Assessment, 2022, 4.75%, 9/01/32 .. 400,000 389,722
Kyle 57 Public Improvement District, Special Assessment, 2022, 5%, 9/01/42 ..... 2,105,000 1,999,097
d
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 4.75%, 9/01/33 .............................. 176,000 174,489
d
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.5%, 9/01/43 ............................... 678,000 669,165
d
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/53 .............................. 1,250,000 1,230,832
d
Plum Creek North Public Improvement District Area No. 1, Special Assessment,
144A, 2022, 3.875%, 9/01/32 ....................................... 500,000 455,118
d
Plum Creek North Public Improvement District Area No. 1, Special Assessment,
144A, 2022, 4.125%, 9/01/41 ....................................... 1,185,000 1,045,054
d
Plum Creek North Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.625%, 9/01/41 ............................. 501,000 460,454
d
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/43 .............................. 1,229,000 1,204,692
d
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6%, 9/01/53 ................................ 3,000,000 2,930,650
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 270,295
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 850,459
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 1,742,098
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,206,604
d
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 3.5%, 9/15/27 ......................................... 600,000 561,484
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 3.875%, 9/15/32 ....................................... 1,000,000 884,242
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 4%, 9/15/42 ........................................... 2,259,000 1,895,292
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 4.125%, 9/15/52 ....................................... 5,295,000 4,225,772
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 3.75%, 9/15/27 ........................................ 305,000 279,777
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.125%, 9/15/32 ....................................... 455,000 408,838
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.375%, 9/15/42 ....................................... 1,000,000 852,697
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.5%, 9/15/52 ......................................... 1,495,000 1,233,481
Lakepointe Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 1,000,000 1,012,412
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 462,455
d
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 550,000 506,498

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
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(continued)
Texas (continued)
d
City of Liberty Hill, (continued)
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ $ 750,000 $ 648,453
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,325,800
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 3.5%, 9/01/27 ............................... 225,000 209,622
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 3.875%, 9/01/32 ............................. 275,000 242,839
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.125%, 9/01/42 ............................. 1,097,000 908,560
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.375%, 9/01/52 ............................. 1,705,000 1,368,368
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 217,576
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 725,600
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,444,489
d
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 99,385
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 208,125
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 530,118
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 797,126
Manor Heights Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 4.5%, 9/15/30 .............................................. 250,000 247,475
Manor Heights Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 5.25%, 9/15/43 ............................................. 328,000 320,055
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.125%, 9/15/26 ............................. 210,000 190,773
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.75%, 9/15/31 .............................. 310,000 263,310
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.125%, 9/15/41 ............................. 830,000 703,045
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.375%, 9/15/51 ............................. 1,225,000 1,004,759
d
City of Marble Falls ,
Thunder Rock Public Improvement District Area No. 1, Special Assessment, 144A,
2021, 3.875%, 9/01/31 ............................................ 350,000 310,911
Thunder Rock Public Improvement District Area No. 1, Special Assessment, 144A,
2021, 4.125%, 9/01/41 ............................................ 1,000,000 854,938
Thunder Rock Public Improvement District Area No. 1, Special Assessment, 144A,
2021, 4.375%, 9/01/51 ............................................ 1,470,000 1,216,064
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.625%, 9/01/31 ............................. 150,000 136,712
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.875%, 9/01/41 ............................. 450,000 394,079
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.125%, 9/01/51 ............................. 620,000 563,015
d
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Area No. 3, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 155,000 142,298
Sonoma Public Improvement District Area No. 3, Special Assessment, 144A, 2021,
3.625%, 9/15/41 ................................................. 620,000 482,153

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
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(continued)
Texas (continued)
d
City of Mclendon-Chisholm, (continued)
Sonoma Public Improvement District Area No. 3, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... $ 865,000 $ 686,886
Sonoma Public Improvement District Area No. 4, Special Assessment, 144A, 2022,
5.375%, 9/15/32 ................................................. 250,000 248,321
Sonoma Public Improvement District Area No. 4, Special Assessment, 144A, 2022,
5.75%, 9/15/52 .................................................. 2,700,000 2,611,262
d
City of Mesquite ,
Solterra Public Improvement District Improvement Area A-1, Special Assessment,
144A, 2023, 4.75%, 9/01/30 ........................................ 647,000 639,428
Solterra Public Improvement District Improvement Area A-1, Special Assessment,
144A, 2023, 5.5%, 9/01/43 ......................................... 3,021,000 2,949,459
Solterra Public Improvement District Improvement Area A-1, Special Assessment,
144A, 2023, 5.75%, 9/01/53 ........................................ 4,965,000 4,861,264
Solterra Public Improvement District Improvement Area C-1, Special Assessment,
144A, 2023, 5.375%, 9/01/43 ....................................... 750,000 736,552
Solterra Public Improvement District Improvement Area C-1, Special Assessment,
144A, 2023, 5.625%, 9/01/53 ....................................... 1,210,000 1,184,369
Solterra Public Improvement District Improvement Area C-2, Special Assessment,
144A, 2023, 5.625%, 9/01/53 ....................................... 1,017,000 989,007
d
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 410,000 355,196
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 896,018
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,324,532
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.125%, 9/15/31 ............................. 230,000 210,745
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.5%, 9/15/41 ............................... 420,000 367,974
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.75%, 9/15/51 .............................. 610,000 520,305
Westside Preserve Public Improvement District Area No. 1, Special Assessment,
144A, 2022, 4.75%, 9/15/32 ........................................ 625,000 602,314
Westside Preserve Public Improvement District Area No. 1, Special Assessment,
144A, 2022, 5.25%, 9/15/42 ........................................ 1,516,000 1,437,363
Westside Preserve Public Improvement District Area No. 1, Special Assessment,
144A, 2022, 5.375%, 9/15/52 ....................................... 2,509,000 2,358,397
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 5.5%, 9/15/32 ............................... 309,000 300,438
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 6%, 9/15/42 ................................ 750,000 740,776
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 6.125%, 9/15/52 ............................. 1,410,000 1,397,682
d
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. 220,000 206,999
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 292,226
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 882,000 757,283
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,224,201
d
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 266,076

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
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Texas (continued)
d
City of Oak Point, (continued)
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. $ 1,170,000 $ 970,460
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 849,159
Wildridge Public Improvement District No. 1 Area No. 4, Special Assessment, 144A,
2021, 2.75%, 9/01/31 ............................................. 160,000 133,553
Wildridge Public Improvement District No. 1 Area No. 4, Special Assessment, 144A,
2021, 3.125%, 9/01/41 ............................................ 643,000 477,052
Wildridge Public Improvement District No. 1 Area No. 4, Special Assessment, 144A,
2021, 4%, 9/01/51 ................................................ 987,000 793,186
d
City of Pilot Point ,
Creekview Public Improvement District Zone A Area No. 1, Special Assessment,
144A, 2022, 5.25%, 9/15/32 ........................................ 200,000 199,462
Creekview Public Improvement District Zone A Area No. 1, Special Assessment,
144A, 2022, 5.5%, 9/15/42 ......................................... 800,000 782,456
Creekview Public Improvement District Zone A Area No. 1, Special Assessment,
144A, 2022, 5.625%, 9/15/52 ....................................... 1,450,000 1,413,548
Creekview Public Improvement District Zone A Remainder Area, Special Assessment,
144A, 2022, 5.75%, 9/15/32 ........................................ 200,000 199,023
Creekview Public Improvement District Zone A Remainder Area, Special Assessment,
144A, 2022, 6.125%, 9/15/52 ....................................... 2,078,000 2,094,163
Creekview Public Improvement District Zone B Area No. 1, Special Assessment,
144A, 2022, 5.25%, 9/15/32 ........................................ 300,000 299,193
Creekview Public Improvement District Zone B Area No. 1, Special Assessment,
144A, 2022, 5.5%, 9/15/42 ......................................... 750,000 733,552
Creekview Public Improvement District Zone B Area No. 1, Special Assessment,
144A, 2022, 5.625%, 9/15/52 ....................................... 1,303,000 1,270,243
Mobberly Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 5.125%, 9/15/32 ....................................... 500,000 497,494
Mobberly Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 5.5%, 9/15/48 ......................................... 4,026,000 3,945,538
Mobberly Public Improvement District Improvement Area No. 1B, Special
Assessment, 144A, 2023, 5.625%, 9/15/48 ............................. 926,000 925,363
Mobberly Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2022, 5.625%, 9/15/32 ....................................... 810,000 816,089
Mobberly Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2022, 6%, 9/15/52 ........................................... 4,001,000 4,025,337
Mobberly Public Improvement District Major Improvement Area, Special Assessment,
144A, 2022, 6.5%, 9/15/52 ......................................... 1,600,000 1,622,643
d
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,750,000 6,188,527
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 1,832,465
d
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 97,000 93,316
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 162,226
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 542,888
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 930,000 761,638
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 201,000 192,897
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 263,944

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
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Texas (continued)
d
City of Princeton, (continued)
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. $ 1,139,000 $ 962,443
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 84,000 77,457
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 126,000 108,493
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 248,705
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 431,000 344,143
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 4.75%,
9/01/32 ........................................................ 382,000 380,241
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/01/42 ........................................................ 850,000 824,407
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/01/52 ........................................................ 1,376,000 1,309,655
Eastridge Public Improvement District Improvement Area No. 2 Project, Special
Assessment, 144A, 2023, 5.25%, 9/01/43 .............................. 1,155,000 1,129,932
Eastridge Public Improvement District Improvement Area No. 2 Project, Special
Assessment, 144A, 2023, 5.5%, 9/01/53 ............................... 1,150,000 1,120,385
Whitewing Trails Public Improvement District No. 2 Phase 2, Special Assessment,
144A, 2023, 4.25%, 9/01/30 ........................................ 250,000 247,319
Whitewing Trails Public Improvement District No. 2 Phase 2, Special Assessment,
144A, 2023, 5.125%, 9/01/43 ....................................... 1,100,000 1,071,149
Whitewing Trails Public Improvement District No. 2 Phase 2, Special Assessment,
144A, 2023, 5.375%, 9/01/53 ....................................... 2,041,000 1,987,637
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 178,561
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 384,785
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 539,607
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 93,686
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 385,091
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 616,000 489,388
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 461,000 456,348
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,011,000 978,610
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.25%, 9/01/52 .................................................. 2,220,000 2,117,921
d
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 137,279
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 296,182
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 377,051
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 531,522
d
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 177,737
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 300,000 274,589

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
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a
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Municipal Bonds
(continued)
Texas (continued)
d
City of Rowlett, (continued)
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. $ 820,000 $ 674,822
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 519,442
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 936,757
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 827,955
d
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.625%, 9/15/30 ............................. 225,000 202,349
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.125%, 9/15/40 ............................. 590,000 513,774
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.375%, 9/15/50 ............................. 715,000 603,866
Creekshaw Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 5.875%, 9/15/42 ............................. 589,000 587,650
Creekshaw Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 6%, 9/15/52 ................................ 1,267,000 1,274,861
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 4.375%, 9/15/30 ............................. 210,000 199,827
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 4.875%, 9/15/40 ............................. 375,000 346,924
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 5.125%, 9/15/50 ............................. 575,000 528,279
Creekside Public Improvement District Area No. 1, Special Assessment, 144A, 2020,
3.375%, 9/15/30 ................................................. 450,000 406,486
Creekside Public Improvement District Area No. 1, Special Assessment, 144A, 2020,
3.875%, 9/15/40 ................................................. 1,190,000 997,436
Creekside Public Improvement District Area No. 1, Special Assessment, 144A, 2020,
4.125%, 9/15/50 ................................................. 1,780,000 1,445,669
Waterscape Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2019, 4.75%, 9/15/49 .............................. 1,495,000 1,356,111
d
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 354,943
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 858,162
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 1,920,000 1,848,613
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,192,979
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,146,883
Public Improvement District No. 1, Special Assessment, 144A, 2022, 7%, 9/15/52 . 750,000 763,513
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 260,000 259,744
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 298,692
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,276,712
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,275,054
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 284,710
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 391,884
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,042,405
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,356,443

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
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Municipal Bonds
(continued)
Texas (continued)
d
City of Santa Fe ,
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022,
4.875%, 9/01/42 ................................................. $ 508,000 $ 470,590
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/52 ........................................................ 858,000 783,350
d
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 363,942
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 615,927
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 941,882
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,154,084
d
City of Tomball ,
f
Raburn Reserve Public Improvement District Area No. 2, Special Assessment, 144A,
2023, 5.75%, 9/15/52 ............................................. 1,000,000 993,004
f
Raburn Reserve Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 6%, 9/15/53 ................................................ 1,307,000 1,306,862
Raburn Reserve Public Improvement District improvement Area No. 1, Special
Assessment, 144A, 2020, 3.375%, 9/15/30 ............................. 330,000 297,453
d
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,112,970
d
City of Venus ,
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.25%, 9/15/42 .................................................. 1,000,000 995,572
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.5%, 9/15/52 ................................................... 1,009,000 1,011,018
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 215,770
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 214,931
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 858,132
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,639,582
d
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 301,990
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ 2,395,000 2,330,700
d
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 157,000 144,576
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 229,684
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ 1,006,000 759,385
d
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 144A, 2021 B, 3.5%,
10/01/31 ....................................................... 450,000 377,700
Conroe Convention Center Hotel, Revenue, Second Lien, 144A, 2021 B, 5%,
10/01/50 ....................................................... 1,200,000 948,896
d
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 86,972
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 638,013
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 929,340

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
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Municipal Bonds
(continued)
Texas (continued)
d
County of Hays, (continued)
La Cima Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ $ 3,375,000 $ 3,346,684
d
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 135,000 124,061
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 360,781
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 736,774
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 922,921
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 718,037
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 735,450
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,074,278
d
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 8,965,000 6,332,021
Grand Parkway Transportation Corp. , Revenue , 2013 B , Zero Cpn., 10/01/45 ......
10,000,000 10,586,005
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,001,462
d
Joshua Farms Municipal Management District No. 1 ,
Special Assessment, 144A, 2023, 4.375%, 9/01/30 ......................... 395,000 389,621
Special Assessment, 144A, 2023, 5.25%, 9/01/43 ......................... 1,618,000 1,557,729
Special Assessment, 144A, 2023, 5.5%, 9/01/53 .......................... 3,393,000 3,249,996
c
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 30,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 112,500
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 155,250
New Hope Cultural Education Facilities Finance Corp. ,
c
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 44,000
c
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 2,044,000
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,344,748
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 4,473,925
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 3,995,747
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,217,850
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 27,225,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,322,803
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 9,998,401
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 1,928,171
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 425,000 397,999
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 1,180,000 1,029,123
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,450,000 14,181,370
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,375,000 5,886,660
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 2,593,868
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 772,696
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 834,906

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
a a
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a
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Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... $ 4,400,000 $ 3,024,336
d
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 960,327
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,432,146
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 4,622,723
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 4,250,000 3,827,581
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 222,339
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 854,390
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 963,618
North Texas Tollway Authority ,
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,643,179
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 12,411,016
d
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 585,000 568,570
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,041,189
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 3,824,758
c
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ...... 3,000,000 900,593
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ...... 5,750,000 1,632,380
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ...... 3,500,000 790,058
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ...... 4,000,000 848,334
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ...... 400,000 79,870
d
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 675,000 622,884
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 640,303
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 654,158
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,450,000 2,044,250
d
Town of Lakewood Village ,
Public Improvement District No. 1, Special Assessment, 144A, 2022, 4.75%, 9/15/32 445,000 429,157
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.25%, 9/15/42 1,400,000 1,328,937
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.375%,
9/15/52 ........................................................ 2,400,000 2,259,140
d
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 129,198
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 175,262
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 412,149
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 399,311
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/01/32 ........................................................ 712,000 734,253
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.875%,
9/01/52 ........................................................ 2,700,000 2,800,607

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
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Texas (continued)
d
Travis County Development Authority ,
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 4.75%, 9/01/32 ........................................ $ 302,000 $ 298,736
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.375%, 9/01/42 ....................................... 868,000 856,816
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.5%, 9/01/52 ......................................... 1,244,000 1,215,797
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 219,288
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 333,510
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 372,597
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 610,066
509,682,635
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-1, 4%, 6/01/52 ...................................... 3,000,000 2,205,466
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 1,883,231
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 5,630,920
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 21,745,000 15,773,812
d
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 446,774
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 733,171
26,673,374
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,131,633
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 3,501,811
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/41 ..................................... 625,000 487,320
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/47 ..................................... 1,000,000 723,447
d
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,347,143
18,191,354
Washington 1.0%
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
835,000 911,044
e
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 6.5% , 3/01/24 .......................... 23,750,000 23,637,501
d
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 15,070,000 10,457,958
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 4,700,000 3,479,579
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 1,762,235
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,284,920
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 6,427,418

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
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a
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a a a a a
Municipal Bonds
(continued)
Washington (continued)
d
Washington State Housing Finance Commission, (continued)
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ $ 6,000,000 $ 4,364,469
52,325,124
West Virginia 0.1%
d
County of Monongalia ,
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 5.75%, 6/01/43 .............................. 1,000,000 1,044,631
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 6%, 6/01/53 ................................ 2,000,000 2,117,730
d
Monongalia County Commission Excise Tax District , Revenue , 144A, 2021 B , 4.875% ,
6/01/43 ......................................................... 1,635,000 1,571,732
4,734,093
Wisconsin 2.6%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 844,386
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 5,412,684
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 7,900,000 7,379,456
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 2,684,286
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,051,801
d
Coral Academy of Science Reno, Revenue, 144A, 2022 A, 6%, 6/01/62 ......... 1,565,000 1,505,788
d
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/40 ................... 815,000 770,655
d
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/54 ................... 1,380,000 1,215,137
d
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 746,078
d
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 2,813,211
d
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 11,095,000 10,081,594
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,130,747
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 6,490,661
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,608,981
d
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 13,200,000 13,206,732
d
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 276,281
d
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 838,476
d
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,034,021
d
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,349,153
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 571,539
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,315,755
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,455,356
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 11,310,000 9,412,045
d
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 163,796
d
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 501,226
d
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 941,396
d
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 11,680,000 6,968,491
d
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 570,599
d
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 1,858,222
d
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 1,999,633
d
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,413,093
d
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,591,444
d
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 8,067,380
d
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,431,934

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
d,e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. $ 2,000,000 $ 1,592,956
d,e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 14,842,582
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 175,000 151,587
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 240,499
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 718,625
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 6,620,000 4,802,925
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 642,005
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 679,444
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 654,372
132,027,032
U.S. Territories 10.5%
District of Columbia 0.8%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , Zero
Cpn., 6/15/46 ..................................................... 175,000,000 39,874,030
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
6,830,000 6,571,112
Puerto Rico 9.6%
Children's Trust Fund ,
Revenue, 2002, 5.5%, 5/15/39 ........................................ 6,585,000 6,585,769
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,512,552
Commonwealth of Puerto Rico ,
g
GO, FRN, Zero Cpn., 11/01/43 ........................................ 1 —
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1 1
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 2,166,031 2,342,747
GO, 2022 A-1, 4%, 7/01/33 .......................................... 3,562,950 3,336,281
GO, 2022 A-1, 4%, 7/01/35 .......................................... 15,191,884 13,962,232
GO, 2022 A-1, 4%, 7/01/37 .......................................... 31,512,915 28,352,311
GO, 2022 A-1, 4%, 7/01/41 .......................................... 28,684,144 24,804,806
GO, 2022 A-1, 4%, 7/01/46 .......................................... 21,788,775 18,138,626
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 253,356 244,155
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 2,011,366 1,225,537
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
43,983,894 35,956,833
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,239,120 1,239,528
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
700,000 705,452
d
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/37 .......................... 22,500,000 22,506,201
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,145,150
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 31,750,000 30,508,848
Puerto Rico Electric Power Authority ,
b,f
Revenue, 6%, 7/01/41 .............................................. 13,844,543 13,844,543
b,f
Revenue, 7.125%, 7/01/59 ........................................... 67,236,779 67,236,779
c
Revenue, 1, 10%, 1/01/21 ........................................... 6,000,000 1,635,000
c
Revenue, 2013 A, 7.25%, 7/01/30 ..................................... 25,000,000 6,875,000
c
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 29,750,000 8,181,250
c
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 1,375,000
c
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 5,500,000 1,498,750
c
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 5,500,000 1,498,750
c
Revenue, E-2, 10%, 7/01/21 ......................................... 6,000,000 1,635,000
c
Revenue, E-3, 10%, 1/01/22 ......................................... 1,989,500 542,139
c
Revenue, E-4, 10%, 7/01/22 ......................................... 1,989,499 542,138
c
Revenue, XX, 5.75%, 7/01/36 ........................................ 23,620,000 6,495,500

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
c
Revenue, XX, 5.25%, 7/01/40 ........................................ $ 10,895,000 $ 2,996,125
c
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 15,240,000 10,668,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 383,185
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 80,515,000 78,132,199
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 25,400,000 7,074,616
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 241,837,000 49,984,685
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 18,000,000 17,092,901
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 7,025,739
479,284,328
Total U.S. Territories .................................................................... 525,729,470
Total Municipal Bonds (Cost $5,156,706,252) ...................................
4,800,694,321
Shares
Escrows and Litigation Trusts 0.1%
b,h
Puerto Rico Electric Power Authority ..................................... 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $–) ...................................
4,927,366
Total Long Term Investments (Cost $5,379,774,402) .............................
5,015,102,761
a
a a a a
Short Term Investments 0.8%
Principal
Amount
Municipal Bonds 0.8%
California 0.1%
i
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 2.45% ,
9/01/38 ......................................................... 6,000,000 6,000,000
Georgia 0.1%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 4.15% , 9/01/37 ..................... 3,600,000 3,600,000
Missouri 0.0%
†
i
Health & Educational Facilities Authority of the State of Missouri , St. Louis University ,
Revenue , 2008 B-1 , LOC Barclays Bank plc , Daily VRDN and Put , 3.95% , 10/01/35 855,000 855,000
New York 0.2%
i
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.26% , 10/01/46 ...........
5,665,000 5,665,000
i
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2022 DD, Refunding, Daily VRDN and Put, 4.26%,
6/15/33 ........................................................ 4,920,000 4,920,000
Water & Sewer System, Revenue, BB-1A, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 3.9%, 6/15/49 ....................................... 1,900,000 1,900,000
i
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2013 C-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 4% , 11/01/36 ........... 200,000 200,000
12,685,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina 0.1%
i
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2007 C , Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
4% , 1/15/37 ...................................................... $ 3,700,000 $ 3,700,000
Oregon 0.2%
i
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 4.2%, 8/01/34 .................................. 5,000,000 5,000,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 3.93%, 8/01/34 ................................. 2,500,000 2,500,000
7,500,000
Pennsylvania 0.1%
i
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 4.1% , 9/01/45 ............... 3,300,000 3,300,000
Total Municipal Bonds (Cost $37,640,000) ......................................
37,640,000
Total Short Term Investments (Cost $37,640,000 ) ................................
37,640,000
a
Total Investments (Cost $5,417,414,402) 101.0% ................................
$5,052,742,761
Other Assets, less Liabilities (1.0)% ...........................................
(47,346,920)
Net Assets 100.0% ...........................................................
$5,005,395,841
See Abbreviations on page 171 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding credit risk and defaulted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $1,670,380,149, representing 33.4% of net assets.
e
The maturity date shown represents the mandatory put date.
f
Security purchased on a when-issued basis. See Note 1(b).
g
The coupon rate shown represents the rate at period end.
h
Non-income producing.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.41 $11.48 $11.84 $12.20 $11.47 $11.39
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.23 0.22 0.28 0.31 0.16
Net realized and unrealized gains (losses) (0.06) (1.07) (0.36) (0.37) 0.74 0.08
Total from investment operations ........ 0.07 (0.84) (0.14) (0.09) 1.05 0.24
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.22) (0.27) (0.32) (0.16)
Net asset value, end of period .......... $10.35 $10.41 $11.48 $11.84 $12.20 $11.47
Total return
e
....................... 0.67% (7.32)% (1.24)% (0.71)% 9.29% 2.12%
Ratios to average net assets
f
Expenses
g
........................ 0.89% 0.89% 0.88% 0.86% 0.87% 0.86%
Net investment income ............... 2.48% 2.20% 1.83% 2.31% 2.64% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $53,713 $54,360 $64,555 $58,926 $44,347 $20,086
Portfolio turnover rate ................ 3.73% 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.41 $11.47 $11.83 $12.20 $11.46 $11.47
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.24 0.30 0.33 0.35
Net realized and unrealized gains (losses) (0.06) (1.06) (0.36) (0.38) 0.75 (0.01)
Total from investment operations ........ 0.08 (0.81) (0.12) (0.08) 1.08 0.34
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.24) (0.29) (0.34) (0.35)
Net asset value, end of period .......... $10.35 $10.41 $11.47 $11.83 $12.20 $11.46
Total return
d
....................... 0.75% (7.10)% (1.09)% (0.64)% 9.55% 2.98%
Ratios to average net assets
e
Expenses
f
......................... 0.74% 0.74% 0.73% 0.72% 0.72% 0.71%
Net investment income ............... 2.62% 2.35% 2.00% 2.48% 2.79% 3.03%
Supplemental data
Net assets, end of period (000’s) ........ $155,887 $166,958 $218,895 $245,351 $307,452 $314,235
Portfolio turnover rate ................ 3.73% 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $11.62 $11.98 $12.35 $11.60 $11.61
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.19 0.17 0.23 0.27 0.28
Net realized and unrealized gains (losses) (0.06) (1.09) (0.36) (0.38) 0.76 (0.01)
Total from investment operations ........ 0.05 (0.90) (0.19) (0.15) 1.03 0.27
Less distributions from:
Net investment income .............. (0.11) (0.19) (0.17) (0.22) (0.28) (0.28)
Net asset value, end of period .......... $10.47 $10.53 $11.62 $11.98 $12.35 $11.60
Total return
d
....................... 0.46% (7.78)% (1.54)% (1.26)% 8.95% 2.37%
Ratios to average net assets
e
Expenses
f
......................... 1.28% 1.28% 1.27% 1.26% 1.27% 1.26%
Net investment income ............... 2.03% 1.76% 1.44% 1.90% 2.24% 2.48%
Supplemental data
Net assets, end of period (000’s) ........ $10,561 $11,612 $17,988 $27,111 $31,713 $33,253
Portfolio turnover rate ................ 3.73% 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.42 $11.48 $11.84 $12.20 $11.46 $11.48
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.26 0.25 0.31 0.34 0.36
Net realized and unrealized gains (losses) (0.06) (1.06) (0.35) (0.36) 0.76 (0.02)
Total from investment operations ........ 0.09 (0.80) (0.10) (0.05) 1.10 0.34
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.26) (0.31) (0.36) (0.36)
Net asset value, end of period .......... $10.36 $10.42 $11.48 $11.84 $12.20 $11.46
Total return
d
....................... 0.82% (6.96)% (0.86)% (0.50)% 9.69% 3.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.61% 0.59% 0.58% 0.60% 0.59%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.59% 0.60% 0.58% 0.57% 0.58% 0.57%
Net investment income ............... 2.76% 2.49% 2.13% 2.60% 2.93% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $23,315 $23,528 $20,888 $16,909 $12,458 $1,284
Portfolio turnover rate ................ 3.73% 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.41 $11.47 $11.83 $12.20 $11.46 $11.48
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.25 0.30 0.34 0.36
Net realized and unrealized gains (losses) (0.06) (1.06) (0.36) (0.37) 0.75 (0.02)
Total from investment operations ........ 0.08 (0.80) (0.11) (0.07) 1.09 0.34
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.25) (0.30) (0.35) (0.36)
Net asset value, end of period .......... $10.35 $10.41 $11.47 $11.83 $12.20 $11.46
Total return
d
....................... 0.80% (7.01)% (0.99)% (0.54)% 9.65% 2.98%
Ratios to average net assets
e
Expenses
f
......................... 0.64% 0.64% 0.63% 0.61% 0.62% 0.61%
Net investment income ............... 2.75% 2.45% 2.10% 2.55% 2.89% 3.13%
Supplemental data
Net assets, end of period (000’s) ........ $120,564 $107,830 $109,947 $106,533 $60,927 $50,814
Portfolio turnover rate ................ 3.73% 11.16% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 877,136
Total Corporate Bonds (Cost $900,000) ........................................
877,136
b
Senior Floating Rate Interests 0.3%
Residential REITs 0.3%
a,c
Centennial Gardens LP , Delayed Draw Term Loan, 1 , 6.62% , ( 1-month SOFR +
1.55% ), 1/08/24 ................................................... 1,000,000 1,017,068
Total Senior Floating Rate Interests (Cost $1,000,000) ...........................
1,017,068
Municipal Bonds 93.9%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,200,000 981,688
Florida 0.6%
d
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 491,049
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,642,500
2,133,549
Illinois 0.8%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,750,000 1,608,234
State of Illinois ,
GO, 2017 D, 5%, 11/01/27 ........................................... 140,000 147,382
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,077,706
2,833,322
Massachusetts 86.8%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,322,902
GO, 3%, 3/01/34 .................................................. 1,485,000 1,427,590
GO, 3%, 3/01/35 .................................................. 2,130,000 2,005,579
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,442,048
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,108,606
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,121,790
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,568,268
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,368,699
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 5,184,884
GO, 2022 E, 5%, 11/01/52 ........................................... 3,000,000 3,197,711
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,229,711
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 13,929,217
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 6,975,800
Transportation Fund, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............... 4,805,000 5,010,267
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,198,310
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,014,000
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,094,897
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 4,617,901
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,577,246
Massachusetts Clean Water Trust (The) , Revenue , 1999 A , 5.75% , 8/01/29 ........
250,000 250,411
Massachusetts Development Finance Agency ,
Babson College, Revenue, 2022, Refunding, 4%, 10/01/44 ................... 700,000 648,691
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 984,055
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,061,526

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 $ 5,000,000 $ 5,135,892
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,549,660
Boston Medical Center Corp. Obligated Group, Revenue, 2023 G, Refunding, 5.25%,
7/01/52 ........................................................ 2,500,000 2,560,031
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,555,209
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 4,884,200
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 6,998,695
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,110,589
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 377,645
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 238,893
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 940,000 925,025
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 838,338
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 421,052
d
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 414,081
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,204,551
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,017,528
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 7,087,384
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 944,985
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 408,096
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 2,938,243
Merrimack College, Revenue, 2022, 5%, 7/01/52 .......................... 1,000,000 954,779
d
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5%,
11/15/38 ....................................................... 3,000,000 3,003,174
d
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5.125%,
11/15/46 ....................................................... 5,000,000 5,020,425
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,020,271
Northeastern University, Revenue, 2022, Refunding, 5%, 10/01/44 ............. 2,375,000 2,568,111
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 7,000,000 6,619,740
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,289,532
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 699,729
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 670,388
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 438,964
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,453,834
Simmons University, Revenue, 2023 N, Refunding, 5%, 10/01/43 .............. 1,750,000 1,676,073
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 5,795,000 5,190,890
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 6,601,553
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,090,869
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 4,150,000 3,477,600
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 5,000,000 4,049,772
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 3,900,173
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 4,721,599
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 5,885,350
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 2,786,557
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,279,104
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,058,181
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,134,710
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,261,874
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,261,132
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 1,964,333
Revenue, 2023 C, 5%, 7/01/53 ........................................ 4,375,000 4,122,676

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... $ 8,600,000 $ 10,188,144
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, 5.125%, 12/01/39 ................................... 1,045,000 1,045,521
Revenue, 2009 C, 5.35%, 12/01/49 .................................... 2,770,000 2,771,562
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 98,364
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 40,217
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 855,050
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,358,996
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 3,915,129
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,671,582
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 5,269,669
Revenue, 2021 B, Refunding, 5%, 7/01/39 ............................... 1,175,000 1,238,658
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,425,001
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,057,347
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 5,267,411
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 4,247,949
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,095,727
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 2,947,931
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,275,491
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,195,427
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,116,436
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,190,964
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,272,572
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,321,576
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 2,966,210
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,150,015
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,642,353
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,068,214
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,838,210
University of Massachusetts Building Authority ,
Revenue, 2022-1, 4%, 11/01/46 ....................................... 4,000,000 3,826,601
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 3,240,000 3,298,909
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 760,000 774,252
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,282,725
315,865,812
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 1,000,000 1,069,959
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 254,226
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 364,921
1,689,106
New York 0.6%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 750,000 706,064
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,900,000 1,675,076
2,381,140

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
129
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
d
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 800,000 $ 630,491
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 628,619
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,870
2,008,980
Tennessee 0.1%
e
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 517,308
Texas 0.6%
d
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 776,935
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 234,797
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,034,189
2,045,921
Washington 0.2%
d
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 630,422
Wisconsin 1.0%
d
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 619,202
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,100,000 2,101,071
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 964,445
3,684,718
U.S. Territories 1.9%
Puerto Rico 1.9%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 250,000 249,236
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 5,000,000 5,034,690
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 253,926 250,434
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 165,017 106,230
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 282,277 178,893
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 473,105
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 178,705
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
660,000 640,468
7,111,761
Total U.S. Territories .................................................................... 7,111,761
Total Municipal Bonds (Cost $364,767,079) .....................................
341,883,727
Total Long Term Investments (Cost $366,667,079) ...............................
343,777,931
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
See Abbreviations on page 171 .
Short Term Investments 2.9%
a a
Principal
Amount
a
Value
Municipal Bonds 2.9%
Massachusetts 2.9%
f
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 2.9% , 11/01/49 ............ $ 10,400,000 $ 10,400,000
Total Municipal Bonds (Cost $10,400,000) ......................................
10,400,000
Total Short Term Investments (Cost $10,400,000 ) ................................
10,400,000
a
Total Investments (Cost $377,067,079) 97.3% ...................................
$354,177,931
Other Assets, less Liabilities 2.7% .............................................
9,862,309
Net Assets 10 0.0% ...........................................................
$364,040,240
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
See Note 1(c) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $20,262,269, representing 5.6% of net assets.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
131
0
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.11 $11.18 $11.46 $11.77 $11.14 $11.10
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.28 0.27 0.29 0.30 0.17
Net realized and unrealized gains (losses) (0.04) (1.08) (0.28) (0.32) 0.65 0.04
Total from investment operations ........ 0.11 (0.80) (0.01) (0.03) 0.95 0.21
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.27) (0.28) (0.32) (0.17)
Net asset value, end of period .......... $10.07 $10.11 $11.18 $11.46 $11.77 $11.14
Total return
e
....................... 1.08% (7.13)% (0.18)% (0.18)% 8.61% 1.97%
Ratios to average net assets
f
Expenses
g
........................ 0.83% 0.83% 0.82% 0.82% 0.82% 0.83%
Net investment income ............... 2.94% 2.68% 2.30% 2.50% 2.67% 3.28%
Supplemental data
Net assets, end of period (000’s) ........ $123,380 $120,101 $141,419 $118,815 $109,130 $55,866
Portfolio turnover rate ................ 4.45% 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
132
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $11.16 $11.45 $11.76 $11.13 $11.11
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.28 0.30 0.32 0.38
Net realized and unrealized gains (losses) (0.04) (1.06) (0.29) (0.31) 0.64 0.03
Total from investment operations ........ 0.12 (0.77) (0.01) (0.01) 0.96 0.41
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.28) (0.30) (0.33) (0.39)
Net asset value, end of period .......... $10.06 $10.10 $11.16 $11.45 $11.76 $11.13
Total return
d
....................... 1.16% (6.91)% (0.11)% (0.03)% 8.78% 3.78%
Ratios to average net assets
e
Expenses
f
......................... 0.68% 0.68% 0.67% 0.67% 0.67% 0.68%
Net investment income ............... 3.09% 2.83% 2.45% 2.67% 2.82% 3.43%
Supplemental data
Net assets, end of period (000’s) ........ $354,279 $372,268 $464,256 $516,756 $584,519 $596,817
Portfolio turnover rate ................ 4.45% 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
133
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.23 $11.31 $11.60 $11.92 $11.28 $11.26
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.22 0.24 0.26 0.32
Net realized and unrealized gains (losses) (0.03) (1.08) (0.29) (0.32) 0.65 0.03
Total from investment operations ........ 0.10 (0.85) (0.07) (0.08) 0.91 0.35
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.22) (0.24) (0.27) (0.33)
Net asset value, end of period .......... $10.20 $10.23 $11.31 $11.60 $11.92 $11.28
Total return
d
....................... 0.96% (7.51)% (0.66)% (0.66)% 8.19% 3.15%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.23% 1.22% 1.22% 1.22% 1.23%
Net investment income ............... 2.49% 2.23% 1.87% 2.10% 2.27% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $36,123 $40,433 $58,632 $87,934 $117,600 $125,982
Portfolio turnover rate ................ 4.45% 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.11 $11.17 $11.46 $11.77 $11.14 $11.12
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.30 0.32 0.34 0.40
Net realized and unrealized gains (losses) (0.04) (1.07) (0.29) (0.31) 0.64 0.03
Total from investment operations ........ 0.13 (0.76) 0.01 0.01 0.98 0.43
Less distributions from:
Net investment income .............. (0.17) (0.30) (0.30) (0.32) (0.35) (0.41)
Net asset value, end of period .......... $10.07 $10.11 $11.17 $11.46 $11.77 $11.14
Total return
d
....................... 1.23% (6.77)% 0.03% 0.11% 8.92% 3.91%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.54% 0.53% 0.53% 0.53% 0.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.53% 0.54% 0.53% 0.53%
g
0.53%
g
0.54%
Net investment income ............... 3.24% 2.98% 2.59% 2.80% 2.96% 3.57%
Supplemental data
Net assets, end of period (000’s) ........ $39,365 $37,543 $35,920 $32,012 $33,376 $20,459
Portfolio turnover rate ................ 4.45% 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.11 $11.17 $11.46 $11.77 $11.14 $11.12
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.30 0.31 0.33 0.39
Net realized and unrealized gains (losses) (0.04) (1.06) (0.29) (0.31) 0.64 0.03
Total from investment operations ........ 0.12 (0.76) 0.01 — 0.97 0.42
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.30) (0.31) (0.34) (0.40)
Net asset value, end of period .......... $10.07 $10.11 $11.17 $11.46 $11.77 $11.14
Total return
d
....................... 1.21% (6.81)% (0.01)% 0.07% 8.88% 3.87%
Ratios to average net assets
e
Expenses
f
......................... 0.58% 0.59% 0.57% 0.57% 0.57% 0.58%
Net investment income ............... 3.19% 2.97% 2.55% 2.76% 2.92% 3.53%
Supplemental data
Net assets, end of period (000’s) ........ $200,987 $191,534 $103,449 $94,236 $81,747 $75,607
Portfolio turnover rate ................ 4.45% 12.46% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,559,353
Total Corporate Bonds (Cost $1,600,000) .......................................
1,559,353
Municipal Bonds 95.9%
California 0.1%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,063,495
Delaware 1.7%
Delaware River & Bay Authority ,
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 12,500,000 11,760,288
Revenue, 2021, 4%, 1/01/46 ......................................... 1,000,000 937,389
12,697,677
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,536,000 3,713,904
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 556,522
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 2,997,563
7,267,989
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,091,935
New Jersey 76.5%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 946,475
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 5,107,123
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 3,637,290
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 3,760,106
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,001,749
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc., Revenue, 144A, 2022, 5%, 7/15/52 ..................... 3,000,000 2,809,703
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/47 .......... 1,700,000 1,775,388
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/52 .......... 2,100,000 2,182,786
City of Newark ,
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5%, 11/15/42 ......... 1,000,000 1,072,273
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5.375%, 11/15/52 ..... 1,500,000 1,639,461
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 6%, 11/15/62 ......... 1,000,000 1,124,647
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn., 6/15/24 .............
1,000,000 972,202
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,033,974
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,013,500
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,055,980
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,070,135
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,119,816
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 5,937,952
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,522,388
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,259,308
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 4,032,390

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. $ 2,500,000 $ 2,381,578
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,541,168
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 749,783
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 689,914
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 587,038
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,194,852
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 4,914,808
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 993,308
County of Hudson, Revenue, 2016, 5.25%, 5/01/51 ........................ 6,000,000 6,147,172
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,634,435
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,575,365
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 315,851
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 366,408
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 546,387
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 540,812
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 509,602
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 277,531
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 225,370
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 398,871
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 780,359
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 762,888
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 504,129
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 751,033
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 598,048
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,112,626
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,471,306
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,190,329
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,173,411
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 5,296,654
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 7,245,000 7,377,927
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 5,000,000 5,228,772
Port Newark Container Terminal LLC, Revenue, 2017, Refunding, 5%, 10/01/47 ... 13,625,000 13,709,201
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 640,536
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 588,216
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,388,223
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,079,121
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,316,367
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,350,507
State of New Jersey Department of the Treasury, Revenue, 2015 WW, Pre-Refunded,
5%, 6/15/37 .................................................... 4,760,000 4,914,444
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,283,575
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,167,679
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,115,231
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,030,091
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 16,438,724
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,293,574
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,232,914
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,374,985

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ $ 3,955,000 $ 4,172,483
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 408,029
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,316,755
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,005,018
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 877,262
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 1,675,088
Stevens Institute of Technology International, Inc., Revenue, 1998-1, ETM, 5%,
7/01/28 ........................................................ 405,000 422,944
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,600,000 1,638,715
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 9,310,000 9,367,261
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/47 ........................................................ 4,085,000 4,090,734
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/45 . 4,000,000 4,021,401
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 4%, 7/01/50 . 11,640,000 9,761,770
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 15,105,180
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 180,000 180,090
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 9,484,872
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 741,150
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 712,582
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,127,450
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,114,655
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,171,852
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,684,039
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 18,649,473
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 7,000,000 7,101,617
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 7,816,978
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,002,318
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,663,888
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 15,614,364
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 10,167,294
St. Joseph's Healthcare System Obligated Group, Revenue, 2016, Refunding, 5%,
7/01/41 ........................................................ 5,850,000 5,656,477
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 983,689
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/37 ........... 3,950,000 3,838,395
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,200,000 2,096,834
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 12,000,000 10,948,091
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 6,260,000 5,846,693
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,515,645
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 2,830,000 2,980,038
Revenue, 2023 C, 5%, 12/01/53 ....................................... 3,125,000 2,904,221
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,935,000 4,644,873
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 962,993
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 385,656
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 3,573,291
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,005,000 3,203,350
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,020,000 5,856,230

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
139
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. $ 3,205,000 $ 2,359,753
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,400,000 1,743,898
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,072,350
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn., 12/15/33 ..................... 10,000,000 6,675,123
Revenue, 2009 A, Zero Cpn., 12/15/32 .................................. 10,000,000 6,910,043
Revenue, 2009 A, Zero Cpn., 12/15/36 .................................. 500,000 279,855
Revenue, 2010 A, Zero Cpn., 12/15/29 .................................. 5,000,000 3,945,534
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 4,750,000 2,104,488
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,689,343
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 3,670,000 3,379,969
Revenue, 2022 A, 4%, 6/15/41 ........................................ 2,000,000 1,934,541
Revenue, 2022 BB, 4%, 6/15/42 ....................................... 2,400,000 2,302,947
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 7,325,000 6,874,266
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 1,250,000 1,362,577
State of New Jersey, Revenue, 2023 A, Refunding, 5%, 6/15/38 ............... 4,000,000 4,325,876
State of New Jersey, Revenue, 2023 A, Refunding, 5.25%, 6/15/41 ............ 2,500,000 2,716,071
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 6,837,353
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 3,668,626
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 15,918,016
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 4,830,718
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 16,209,260
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 2,857,742
Revenue, 2022 B, 4.5%, 1/01/48 ...................................... 5,000,000 5,116,473
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 559,718
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 590,408
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 580,907
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 534,384
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,745,407
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School, Revenue, 2023, 5.25%, 7/01/43 ........ 670,000 663,000
Paterson Arts & Science Charter School, Revenue, 2023, 5.375%, 7/01/53 ....... 1,000,000 975,915
Paterson Arts & Science Charter School, Revenue, 2023, 5.5%, 7/01/58 ......... 1,000,000 978,611
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,820,575
South Jersey Transportation Authority ,
Revenue, 2020 A, 5%, 11/01/45 ....................................... 5,750,000 5,851,494
Revenue, 2022 A, 4.625%, 11/01/47 .................................... 5,000,000 4,926,578
Revenue, 2022 A, 5.25%, 11/01/52 ..................................... 5,540,000 5,719,447
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,500,000 4,714,579
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,161,268
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,559,448
576,824,068
New York 4.0%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 15,039,939
Revenue, 240, Refunding, 5%, 7/15/53 ................................. 2,500,000 2,657,841
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,215,248
29,913,028

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
140
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ $ 2,000,000 $ 1,949,542
Pennsylvania 7.4%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 20,169,887
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 109,585
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 163,892
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 162,912
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 161,424
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 160,198
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 159,136
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 157,627
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 789,944
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 926,874
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,100,817
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,032,459
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 3,525,278
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 5,376,069
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,434,754
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 10,103,740
55,534,596
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,500,000 1,182,171
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,178,660
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,870
3,110,701
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,015,798
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,483,240
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 1,994,508
5,493,546
Washington 0.1%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,182,040
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,161,003
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,100,000 4,102,091
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 2,000,000 1,928,890
7,191,984
U.S. Territories 2.5%
Puerto Rico 2.5%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,700,000 2,691,752
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 300,000 302,337
Puerto Rico Electric Power Authority ,
a,c
Revenue, 6%, 7/01/41 .............................................. 444,374 444,374
a,c
Revenue, 7.125%, 7/01/59 ........................................... 2,158,134 2,158,134

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
141
See Abbreviations on page 171 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,200,000 $ 1,179,646
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 3,950,000 1,086,250
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 92,753
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,117 39,344
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 104,547 66,256
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,528,900
18,589,746
Total U.S. Territories .................................................................... 18,589,746
Total Municipal Bonds (Cost $760,441,740) .....................................
722,910,347
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
Puerto Rico Electric Power Authority ..................................... 200,660 160,528
Total Escrows and Litigation Trusts (Cost $–) ...................................
160,528
Total Long Term Investments (Cost $762,041,740) ...............................
724,630,228
a
a a a a
Short Term Investments 3.5%
Principal
Amount
Municipal Bonds 3.5%
New Jersey 3.5%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.7%, 7/01/43 .................................. 10,800,000 10,800,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.65%, 7/01/43 ................................. 15,800,000 15,800,000
26,600,000
Total Municipal Bonds (Cost $26,600,000) ......................................
26,600,000
Total Short Term Investments (Cost $26,600,000 ) ................................
26,600,000
a
Total Investments (Cost $788,641,740) 99.6% ...................................
$751,230,228
Other Assets, less Liabilities 0.4% .............................................
2,903,053
Net Assets 100.0% ...........................................................
$754,133,281

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
142
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $24,189,078, representing 3.2% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
143
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,315,370,843 $928,992,983 $5,372,056,665
Cost - Controlled affiliates (Note 3f) .......................... 57,603,313 39,888,825 45,357,737
Value - Unaffiliated issuers ................................ $2,205,634,839 $900,611,442 $5,011,307,211
Value - Controlled affiliates (Note 3f) ......................... 49,216,050 36,068,500 41,435,550
Cash .................................................. 2,252,204 3,746,300 —
Receivables:
Investment securities sold ................................. — — 6,909,779
Capital shares sold ...................................... 782,798 472,846 3,461,711
Interest ............................................... 24,493,060 8,798,632 60,018,155
Total assets ........................................ 2,282,378,951 949,697,720 5,123,132,406
Liabilities:
Payables:
Investment securities purchased ............................ — 5,000,000 93,832,866
Capital shares redeemed ................................. 4,817,290 1,167,599 12,880,206
Management fees ....................................... 688,852 241,398 1,912,863
Distribution fees ........................................ 230,533 109,591 591,675
Transfer agent fees ...................................... 404,745 101,099 699,114
Trustees' fees and expenses ............................... 2,121 2,323 3,367
Distributions to shareholders ............................... 673,413 418,428 2,062,373
Funds advanced by custodian ............................... — — 4,922,220
Accrued expenses and other liabilities ......................... 162,574 101,829 831,881
Total liabilities ....................................... 6,979,528 7,142,267 117,736,565
Net assets, at value ............................... $2,275,399,423 $942,555,453 $5,005,395,841
Net assets consist of:
Paid-in capital ........................................... $2,521,404,074 $991,900,437 $6,274,816,082
Total distributable earnings (losses) ........................... (246,004,651) (49,344,984) (1,269,420,241)
Net assets, at value ............................... $2,275,399,423 $942,555,453 $5,005,395,841

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $667,843,506 $347,571,610 $1,405,995,355
Shares outstanding ...................................... 60,791,202 34,629,225 164,012,995
Net asset value per share
a
................................ $10.99 $10.04 $8.57
Maximum offering price per share (net asset value per share ÷ 97 . 75% ,
97 . 75 % and 96 . 25% , respectively) .......................... $11.24 $10.27 $8.90
Class A1:
Net assets, at value ..................................... $799,301,274 $274,443,788 $2,437,745,591
Shares outstanding ...................................... 72,853,235 27,317,448 284,600,550
Net asset value per share
a
................................ $10.97 $10.05 $8.57
Maximum offering price per share (net asset value per share ÷ 97 . 75% ,
97 . 75 % and 96 . 25% , respectively) .......................... $11.22 $10.28 $8.90
Class C:
Net assets, at value ..................................... $35,223,104 $— $153,108,309
Shares outstanding ...................................... 3,200,103 — 17,517,159
Net asset value and maximum offering price per share
a
........... $11.01 $— $8.74
Class R6:
Net assets, at value ..................................... $130,376,479 $60,441,696 $181,857,062
Shares outstanding ...................................... 11,852,382 6,021,208 21,127,341
Net asset value and maximum offering price per share ........... $11.00 $10.04 $8.61
Advisor Class:
Net assets, at value ..................................... $642,655,060 $260,098,359 $826,689,524
Shares outstanding ...................................... 58,427,710 25,901,610 96,079,983
Net asset value and maximum offering price per share ........... $11.00 $10.04 $8.60
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
145
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $377,067,079 $788,641,740
Value - Unaffiliated issuers ................................................. $354,177,931 $751,230,228
Cash ................................................................... 6,767,572 78,654
Receivables:
Investment securities sold .................................................. 5,153,100 —
Capital shares sold ....................................................... 219,090 195,398
Interest ................................................................ 3,821,571 7,002,553
Total assets ......................................................... 370,139,264 758,506,833
Liabilities:
Payables:
Investment securities purchased ............................................. 5,002,197 2,496,412
Capital shares redeemed .................................................. 548,617 1,158,113
Management fees ........................................................ 155,313 303,973
Distribution fees ......................................................... 30,658 76,390
Transfer agent fees ....................................................... 50,565 79,510
Trustees' fees and expenses ................................................ 1,319 875
Distributions to shareholders ................................................ 149,938 215,135
Accrued expenses and other liabilities .......................................... 160,417 43,144
Total liabilities ........................................................ 6,099,024 4,373,552
Net assets, at value ................................................ $364,040,240 $754,133,281
Net assets consist of:
Paid-in capital ............................................................ $410,324,417 $894,436,734
Total distributable earnings (losses) ............................................ (46,284,177) (140,303,453)
Net assets, at value ................................................ $364,040,240 $754,133,281

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
146
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ...................................................... $53,713,226 $123,380,367
Shares outstanding ....................................................... 5,187,199 12,248,239
Net asset value per share
a
................................................. $10.35 $10.07
Maximum offering price per share (net asset value per share ÷ 96.25%) ............... $10.75 $10.46
Class A1:
Net assets, at value ...................................................... $155,887,301 $354,278,704
Shares outstanding ....................................................... 15,064,196 35,217,821
Net asset value per share
a
................................................. $10.35 $10.06
Maximum offering price per share (net asset value per share ÷ 96.25%) ............... $10.75 $10.45
Class C:
Net assets, at value ...................................................... $10,561,468 $36,122,819
Shares outstanding ....................................................... 1,008,295 3,542,580
Net asset value and maximum offering price per share
a
............................ $10.47 $10.20
Class R6:
Net assets, at value ...................................................... $23,314,665 $39,364,626
Shares outstanding ....................................................... 2,251,349 3,908,709
Net asset value and maximum offering price per share ............................ $10.36 $10.07
Advisor Class:
Net assets, at value ...................................................... $120,563,580 $200,986,765
Shares outstanding ....................................................... 11,649,952 19,960,392
Net asset value and maximum offering price per share ............................ $10.35 $10.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
147
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $— $— $364,798
Controlled affiliates (Not e 3f) ............................... 877,000 642,718 787,637
Interest:
Unaffiliated issuers ...................................... 38,683,923 13,541,673 137,364,439
Total investment income ................................. 39,560,923 14,184,391 138,516,874
Expenses:
Management fees (Note 3 a ) ................................. 5,412,945 2,343,349 11,658,464
Distribution fees: (Note 3c )
    Class A .............................................. 874,682 463,746 1,774,053
    Class A1 ............................................. 423,082 218,968 1,272,824
    Class C .............................................. 126,086 — 541,519
Transfer agent fees: (Note 3e )
    Class A .............................................. 276,323 112,421 487,489
    Class A1 ............................................. 334,115 88,491 874,639
    Class C .............................................. 15,311 — 57,267
    Class R6 ............................................. 17,636 9,106 24,072
    Advisor Class .......................................... 260,034 77,841 299,276
Custodian fees (Note 4 ) .................................... 7,793 3,355 16,015
Reports to shareholders fees ................................ 64,348 31,906 151,642
Registration and filing fees .................................. 105,252 74,408 171,897
Professional fees ......................................... 34,539 29,366 527,969
Trustees' fees and expenses ................................ 13,703 5,862 30,428
Other .................................................. 109,201 61,044 320,315
Total expenses ....................................... 8,075,050 3,519,863 18,207,869
Expense reductions (Note 4 ) ............................. (7,774) (3,317) (15,829)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (1,225,121) (872,341) (63,111)
Net expenses ....................................... 6,842,155 2,644,205 18,128,929
Net investment income .............................. 32,718,768 11,540,186 120,387,945
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (7,782,721) (1,722,295) (23,298,399)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (40,602) 2,412,178 (37,108,747)
Controlled affiliates (Note 3 f ) ............................. (253,800) (186,000) 96,525
Net change in unrealized appreciation (depreciation) .......... (294,402) 2,226,178 (37,012,222)
Net realized and unrealized gain (loss) .......................... (8,077,123) 503,883 (60,310,621)
Net increase (decrease) in net assets resulting from operations ........ $24,641,645 $12,044,069 $60,077,324

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
148
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ....................................................... $6,139,620 $14,454,293
Expenses:
Management fees (Note 3 a ) .................................................. 937,641 1,837,954
Distribution fees: (Note 3c )
    Class A ............................................................... 68,659 154,378
    Class A1 .............................................................. 82,076 184,694
    Class C ............................................................... 36,745 125,863
Transfer agent fees: (Note 3e )
    Class A ............................................................... 19,608 41,845
    Class A1 .............................................................. 58,580 125,056
    Class C ............................................................... 4,034 13,106
    Class R6 .............................................................. 3,126 4,181
    Advisor Class ........................................................... 40,070 67,520
Custodian fees (Note 4 ) ..................................................... 1,001 1,931
Reports to shareholders fees ................................................. 9,396 16,577
Registration and filing fees ................................................... 33,162 26,901
Professional fees .......................................................... 27,818 36,988
Trustees' fees and expenses ................................................. 1,667 4,056
Other ................................................................... 20,519 27,012
Total expenses ........................................................ 1,344,102 2,668,062
Expense reductions (Note 4 ) .............................................. (1,003) (1,923)
Net expenses ........................................................ 1,343,099 2,666,139
Net investment income ............................................... 4,796,521 11,788,154
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (1,534,833) (2,319,782)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (340,844) (407,846)
Net realized and unrealized gain (loss) ........................................... (1,875,677) (2,727,628)
Net increase (decrease) in net assets resulting from operations ......................... $2,920,844 $9,060,526

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
149
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $32,718,768 $67,637,543 $11,540,186 $18,821,896
Net realized gain (loss) ............ (7,782,721) (61,138,474) (1,722,295) (9,673,204)
Net change in unrealized appreciation
(depreciation) ................. (294,402) (170,236,826) 2,226,178 (35,108,528)
Net increase (decrease) in net
assets resulting from operations . 24,641,645 (163,737,757) 12,044,069 (25,959,836)
Distributions to shareholders:
Class A ........................ (9,122,421) (15,455,518) (4,097,560) (4,898,693)
Class A1 ....................... (11,681,235) (23,870,190) (3,366,914) (4,774,927)
Class C ........................ (426,435) (924,352) — —
Class R6 ....................... (1,973,275) (3,978,869) (811,948) (1,167,694)
Advisor Class ................... (9,397,766) (20,019,329) (3,167,683) (5,472,208)
Total distributions to shareholders ..... (32,601,132) (64,248,258) (11,444,105) (16,313,522)
Capital share transactions: (Note 2 )
Class A ........................ (37,897,349) 3,804,671 (38,283,289) 49,912,022
Class A1 ....................... (62,861,934) (316,478,194) (31,198,888) (96,232,518)
Class C ........................ (7,709,190) (19,714,123) — —
Class R6 ....................... (4,707,382) (108,182,716) (7,903,258) (15,539,410)
Advisor Class ................... 11,721,874 (416,947,060) 40,424,482 (305,462,793)
Total capital share transactions ....... (101,453,981) (857,517,422) (36,960,953) (367,322,699)
Net increase (decrease) in net
assets ..................... (109,413,468) (1,085,503,437) (36,360,989) (409,596,057)
Net assets:
Beginning of period ................ 2,384,812,891 3,470,316,328 978,916,442 1,388,512,499
End of period ..................... $2,275,399,423 $2,384,812,891 $942,555,453 $978,916,442

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
150
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $120,387,945 $245,157,058 $4,796,521 $8,851,905
Net realized gain (loss) ............ (23,298,399) (81,836,082) (1,534,833) (5,446,681)
Net change in unrealized appreciation
(depreciation) ................. (37,012,222) (842,797,917) (340,844) (34,362,758)
Net increase (decrease) in net
assets resulting from operations . 60,077,324 (679,476,941) 2,920,844 (30,957,534)
Distributions to shareholders:
Class A ........................ (32,218,943) (54,433,321) (680,851) (1,218,887)
Class A1 ....................... (59,733,572) (119,261,988) (2,156,945) (4,338,400)
Class C ........................ (3,369,305) (7,084,517) (115,511) (241,213)
Class R6 ....................... (4,535,011) (7,914,901) (309,351) (378,978)
Advisor Class ................... (20,807,443) (41,048,288) (1,533,887) (2,555,075)
Total distributions to shareholders ..... (120,664,274) (229,743,015) (4,796,545) (8,732,553)
Capital share transactions: (Note 2 )
Class A ........................ 32,397,452 44,680,026 (336,305) (4,220,447)
Class A1 ....................... (111,233,315) (475,194,951) (10,269,891) (31,869,155)
Class C ........................ (20,298,313) (53,414,204) (998,296) (4,759,711)
Class R6 ....................... 2,804,851 (16,693,898) (114,788) 4,317,688
Advisor Class ................... (8,904,855) (271,497,829) 13,347,325 8,235,684
Total capital share transactions ....... (105,234,180) (772,120,856) 1,628,045 (28,295,941)
Net increase (decrease) in net
assets ..................... (165,821,130) (1,681,340,812) (247,656) (67,986,028)
Net assets:
Beginning of period ................ 5,171,216,971 6,852,557,783 364,287,896 432,273,924
End of period ..................... $5,005,395,841 $5,171,216,971 $364,040,240 $364,287,896

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
151
Franklin New Jersey Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,788,154 $20,643,346
Net realized gain (loss) ................................................. (2,319,782) (6,611,717)
Net change in unrealized appreciation (depreciation) ........................... (407,846) (66,000,785)
Net increase (decrease) in net assets resulting from operations ................ 9,060,526 (51,969,156)
Distributions to shareholders:
Class A ............................................................. (1,813,178) (3,327,157)
Class A1 ............................................................ (5,703,585) (11,321,141)
Class C ............................................................. (482,769) (1,030,778)
Class R6 ............................................................ (603,268) (1,004,144)
Advisor Class ........................................................ (3,175,347) (3,767,360)
Total distributions to shareholders .......................................... (11,778,147) (20,450,580)
Capital share transactions: (Note 2 )
Class A ............................................................. 3,778,575 (7,864,736)
Class A1 ............................................................ (16,827,288) (48,501,670)
Class C ............................................................. (4,217,110) (12,869,263)
Class R6 ............................................................ 1,936,149 5,036,814
Advisor Class ........................................................ 10,301,311 94,822,376
Total capital share transactions ............................................ (5,028,363) 30,623,521
Net increase (decrease) in net assets ................................... (7,745,984) (41,796,215)
Net assets:
Beginning of period ..................................................... 761,879,265 803,675,480
End of period .......................................................... $754,133,281 $761,879,265

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1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds (Funds), five of which are included in this
report. The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A , Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A , Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

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b. Securities Purchased on a When-Issued
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
c. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the London Interbank Offered Rate
(LIBOR), or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statements of
Operations represents taxes on taxable income earned by
the Funds not distributed to shareholders, and therefore are paid on their behalf by the Funds.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
1. Organization and Significant Accounting Policies
(continued)

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Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 4,729,004 $52,520,702 3,503,174 $35,373,231
Shares issued in reinvestment of distributions .......... 781,342 8,675,246 390,350 3,937,293
Shares redeemed ............................... (8,923,217) (99,093,297) (7,693,285) (77,593,813)
Net increase (decrease) .......................... (3,412,871) $(37,897,349) (3,799,761) $(38,283,289)
Year ended February 28, 2023
Shares sold
a
................................... 36,594,592 $404,630,584 35,080,891 $352,301,305
Shares issued in reinvestment of distributions .......... 1,321,861 14,627,575 473,154 4,753,306
Shares redeemed ............................... (37,514,828) (415,453,488) (30,543,271) (307,142,589)
Net increase (decrease) .......................... 401,625 $3,804,671 5,010,774 $49,912,022
Class A1
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 596,043 $6,616,205 208,411 $2,108,678
Shares issued in reinvestment of distributions .......... 986,375 10,939,090 310,652 3,136,011
Shares redeemed ............................... (7,249,471) (80,417,229) (3,608,118) (36,443,577)
Net increase (decrease) .......................... (5,667,053) $(62,861,934) (3,089,055) $(31,198,888)
Year ended February 28, 2023
Shares sold ................................... 4,609,682 $50,963,548 3,274,121 $32,922,625
Shares issued in reinvestment of distributions .......... 2,029,331 22,448,351 442,971 4,456,171
Shares redeemed ............................... (35,241,087) (389,890,093) (13,285,535) (133,611,314)
Net increase (decrease) .......................... (28,602,074) $(316,478,194) (9,568,443) $(96,232,518)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 155,590 $1,726,533 — $—
Shares issued in reinvestment of distributions .......... 36,575 407,021 — —
Shares redeemed
a
.............................. (883,593) (9,842,744) — —
Net increase (decrease) .......................... (691,428) $(7,709,190) — $—
Six Months ended February 28, 2023
Shares sold ................................... 959,653 $10,580,587 — $—
Shares issued in reinvestment of distributions .......... 79,051 877,216 — —
Shares redeemed
a
.............................. (2,803,170) (31,171,926) — —
Net increase (decrease) .......................... (1,764,466) $(19,714,123) — $—
Class R6
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 1,751,048 $19,483,504 663,428 $6,696,684
Shares issued in reinvestment of distributions .......... 145,937 1,622,769 76,795 774,623
Shares redeemed ............................... (2,321,659) (25,813,655) (1,523,911) (15,374,565)
Net increase (decrease) .......................... (424,674) $(4,707,382) (783,688) $(7,903,258)
Year ended February 28, 2023
Shares sold ................................... 7,152,223 $80,142,295 3,545,271 $35,719,966
Shares issued in reinvestment of distributions .......... 304,818 3,382,550 107,940 1,084,763
Shares redeemed ............................... (16,940,725) (191,707,561) (5,202,128) (52,344,139)
Net increase (decrease) .......................... (9,483,684) $(108,182,716) (1,548,917) $(15,539,410)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 9,987,574 $111,687,646 7,153,440 $72,548,765
Shares issued in reinvestment of distributions .......... 637,341 7,086,832 123,221 1,243,258
Shares redeemed ............................... (9,634,227) (107,052,604) (3,310,948) (33,367,541)
Net increase (decrease) .......................... 990,688 $11,721,874 3,965,713 $40,424,482
Year ended February 28, 2023
Shares sold ................................... 29,337,773 $325,456,153 11,756,901 $118,330,489
Shares issued in reinvestment of distributions .......... 1,242,438 13,779,291 168,527 1,694,730
Shares redeemed ............................... (68,263,812) (756,182,504) (42,420,533) (425,488,012)
Net increase (decrease) .......................... (37,683,601) $(416,947,060) (30,495,105) $(305,462,793)
Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 17,016,244 $148,297,493 301,038 $3,165,941
Shares issued in reinvestment of distributions .......... 3,446,552 29,981,891 57,823 606,821
Shares redeemed ............................... (16,751,092) (145,881,932) (391,298) (4,109,067)
Net increase (decrease) .......................... 3,711,704 $32,397,452 (32,437) $(336,305)
Year ended February 28, 2023
Shares sold
a
................................... 60,885,592 $545,770,238 1,202,292 $12,678,132
Shares issued in reinvestment of distributions .......... 5,647,444 50,430,337 104,046 1,093,804
Shares redeemed ............................... (61,453,190) (551,520,549) (1,709,342) (17,992,383)
Net increase (decrease) .......................... 5,079,846 $44,680,026 (403,004) $(4,220,447)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 3,309,154 $28,795,000 68,529 $720,841
Shares issued in reinvestment of distributions .......... 6,137,747 53,358,923 161,266 1,692,057
Shares redeemed ............................... (22,222,761) (193,387,238) (1,207,623) (12,682,789)
Net increase (decrease) .......................... (12,775,860) $(111,233,315) (977,828) $(10,269,891)
Year ended February 28, 2023
Shares sold ................................... 13,891,717 $124,305,855 348,578 $3,693,825
Shares issued in reinvestment of distributions .......... 11,969,115 106,937,542 325,729 3,423,385
Shares redeemed ............................... (78,989,140) (706,438,348) (3,710,752) (38,986,365)
Net increase (decrease) .......................... (53,128,308) $(475,194,951) (3,036,445) $(31,869,155)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 942,443 $8,376,464 27,980 $296,795
Shares issued in reinvestment of distributions .......... 361,615 3,208,608 9,566 101,586
Shares redeemed
a
.............................. (3,587,026) (31,883,385) (131,482) (1,396,677)
Net increase (decrease) .......................... (2,282,968) $(20,298,313) (93,936) $(998,296)
Year ended February 28, 2023
Shares sold ................................... 2,804,819 $25,641,040 60,259 $641,293
Shares issued in reinvestment of distributions .......... 738,226 6,735,684 20,195 214,938
Shares redeemed
a
.............................. (9,353,689) (85,790,928) (526,639) (5,615,942)
Net increase (decrease) .......................... (5,810,644) $(53,414,204) (446,185) $(4,759,711)
Class R6
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 3,656,959 $32,024,975 418,290 $4,377,112
Shares issued in reinvestment of distributions .......... 397,749 3,474,192 3,942 41,371
Shares redeemed ............................... (3,739,452) (32,694,316) (429,906) (4,533,271)
Net increase (decrease) .......................... 315,256 $2,804,851 (7,674) $(114,788)
Year ended February 28, 2023
Shares sold ................................... 14,300,916 $129,119,267 1,931,172 $20,294,929
Shares issued in reinvestment of distributions .......... 711,718 6,392,027 8,217 86,442
Shares redeemed ............................... (16,876,267) (152,205,192) (1,499,677) (16,063,683)
Net increase (decrease) .......................... (1,863,633) $(16,693,898) 439,712 $4,317,688
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 19,377,937 $169,451,900 2,597,966 $27,041,034
Shares issued in reinvestment of distributions .......... 2,070,238 18,073,746 142,499 1,495,049
Shares redeemed ............................... (22,579,279) (196,430,501) (1,450,561) (15,188,758)
Net increase (decrease) .......................... (1,131,104) $(8,904,855) 1,289,904 $13,347,325
Year ended February 28, 2023
Shares sold ................................... 66,171,700 $595,000,714 19,406,147 $203,904,283
Shares issued in reinvestment of distributions .......... 3,842,508 34,486,468 236,826 2,486,691
Shares redeemed ............................... (100,166,341) (900,985,011) (18,865,131) (198,155,290)
Net increase (decrease) .......................... (30,152,133) $(271,497,829) 777,842 $8,235,684
2. Shares of Beneficial Interest
(continued)

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Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 1,220,779 $12,478,787
Shares issued in reinvestment of distributions .......... 159,682 1,629,023
Shares redeemed ............................... (1,011,376) (10,329,235)
Net increase (decrease) .......................... 369,085 $3,778,575
Year ended February 28, 2023
Shares sold
a
................................... 2,414,680 $24,903,884
Shares issued in reinvestment of distributions .......... 290,072 2,967,899
Shares redeemed ............................... (3,478,816) (35,736,519)
Net increase (decrease) .......................... (774,064) $(7,864,736)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 191,863 $1,957,877
Shares issued in reinvestment of distributions .......... 464,111 4,728,502
Shares redeemed ............................... (2,308,724) (23,513,667)
Net increase (decrease) .......................... (1,652,750) $(16,827,288)
Year ended February 28, 2023
Shares sold ................................... 439,595 $4,536,775
Shares issued in reinvestment of distributions .......... 918,290 9,388,034
Shares redeemed ............................... (6,079,503) (62,426,479)
Net increase (decrease) .......................... (4,721,618) $(48,501,670)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 63,594 $655,527
Shares issued in reinvestment of distributions .......... 42,659 440,626
Shares redeemed
a
.............................. (514,443) (5,313,263)
Net increase (decrease) .......................... (408,190) $(4,217,110)
Year ended February 28, 2023
Shares sold ................................... 231,359 $2,415,473
Shares issued in reinvestment of distributions .......... 90,021 933,273
Shares redeemed
a
.............................. (1,552,847) (16,218,009)
Net increase (decrease) .......................... (1,231,467) $(12,869,263)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 539,259 $5,453,454
Shares issued in reinvestment of distributions .......... 59,140 603,268
Shares redeemed ............................... (404,064) (4,120,573)
Net increase (decrease) .......................... 194,335 $1,936,149
Year ended February 28, 2023
Shares sold ................................... 1,628,682 $16,616,260
Shares issued in reinvestment of distributions .......... 95,969 981,338
Shares redeemed ............................... (1,224,938) (12,560,784)
Net increase (decrease) .......................... 499,713 $5,036,814
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 2,981,424 $30,348,474
Shares issued in reinvestment of distributions .......... 300,636 3,065,450
Shares redeemed ............................... (2,273,649) (23,112,613)
Net increase (decrease) .......................... 1,008,411 $10,301,311
Year ended February 28, 2023
Shares sold ................................... 22,292,441 $223,919,373
Shares issued in reinvestment of distributions .......... 349,614 3,563,666
Shares redeemed ............................... (12,949,337) (132,660,663)
Net increase (decrease) .......................... 9,692,718 $94,822,376
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.456% 0.475% 0.450%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.514% 0.479%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
161
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The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin New
Jersey Tax-Free
Income Fund
Class A ............................... 0.25%
Class A1 .............................. 0.10%
Class C ............................... 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,311 $6,743 $22,597 $538
CDSC retained ........................... $19,390 $20,761 $52,522 $1,440
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,824
CDSC retained ........................... $705
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
162
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For the period ended August 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended August 31, 2023, investments in affiliated management investment companies were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Transfer agent fees ........................ $257,533 $104,528 $606,754 $45,758
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $99,341
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $49,469,850 $— $— $— $(253,800) $49,216,050 2,115,000 $877,000
Total Affiliated Securities ... $49,469,850 $— $— $— $(253,800) $49,216,050 $877,000
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $36,254,500 $— $— $— $(186,000) $36,068,500 1,550,000 $642,718
Total Affiliated Securities ... $36,254,500 $— $— $— $(186,000) $36,068,500 $642,718
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
163
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2024. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income
Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has
contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2023, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $41,339,025 $— $— $— $96,525 $41,435,550 1,755,000 $787,637
Total Affiliated Securities ... $41,339,025 $— $— $— $96,525 $41,435,550 $787,637
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
164
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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $85,940,937 $47,865,000 $178,405,001 $2,700,000
Sales .................................. $82,305,000 $44,360,000 $166,268,636 $6,400,000
Net Realized Gains (Losses) ................. — — $490,527 —
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $11,100,000
Sales .................................. $18,800,000
Net Realized Gains (Losses) ................. —
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 78,379,424 $ 6,292,471 $ 234,084,908 $ 13,158,899
Long term ............................. 42,437,973 10,627,473 665,244,110 8,715,982
Total capital loss carryforwards ............ $120,817,397 $16,919,944 $899,329,018 $21,874,881
Franklin New
Jersey Tax-Free
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 16,209,334
Long term ............................. 84,916,731
Total capital loss carryforwards ............ $101,126,065
3. Transactions with Affiliates
(continued)
h. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
165
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At August 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2023, were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,372,908,245 $968,543,617 $5,426,530,801 $377,055,530
Unrealized appreciation ..................... $8,341,769 $1,977,137 $212,468,425 $1,603,330
Unrealized depreciation ..................... (126,399,125) (33,840,812) (586,256,465) (24,480,929)
Net unrealized appreciation (depreciation) ....... $(118,057,356) $(31,863,675) $(373,788,040) $(22,877,599)
Franklin New
Jersey Tax-Free
Income Fund
a a
Cost of investments ....................... $788,885,518
Unrealized appreciation ..................... $6,217,659
Unrealized depreciation ..................... (43,872,949)
Net unrealized appreciation (depreciation) ....... $(37,655,290)
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $145,736,423 $86,237,081 $486,796,171 $16,280,402
Sales .................................. $207,701,420 $117,351,004 $566,748,377 $12,914,170
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $32,924,554
Sales .................................. $39,754,491
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
166
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7. Credit Risk and Defaulted Securities
At August 31, 2023, Franklin High Yield Tax-Free Fund had 52.6% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At August 31, 2023, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New
Jersey Tax-Free Income Fund was $99,571,994 and $1,086,250, representing 2.0% and 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2023, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
167
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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 49,216,050 $ — $ — $ 49,216,050
Municipal Bonds ......................... — 2,203,734,839 — 2,203,734,839
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $49,216,050 $2,205,634,839 $— $2,254,850,889
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 36,068,500 — — 36,068,500
Senior Floating Rate Interests ............... — 25,805,944 17,355,953 43,161,897
Municipal Bonds ......................... — 849,249,545 — 849,249,545
Short Term Investments ................... — 8,200,000 — 8,200,000
Total Investments in Securities ........... $36,068,500 $883,255,489 $17,355,953 $936,679,942
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 81,019,550 — — 81,019,550
Corporate Bonds :
Commercial Services & Supplies ........... — — 28,140,000 28,140,000
Diversified Consumer Services ............ — 84,695,098 — 84,695,098
Electric Utilities ........................ — 14,346,426 — 14,346,426
Oil, Gas & Consumable Fuels ............. — — 1,280,000 1,280,000
Municipal Bonds : —
Alabama ............................. — 153,041,868 — 153,041,868
Arizona .............................. — 87,946,636 — 87,946,636
Arkansas ............................. — 28,512,818 — 28,512,818
California ............................. — 991,663,632 — 991,663,632
Colorado ............................. — 291,424,697 — 291,424,697
Connecticut ........................... — 26,037,752 — 26,037,752
Florida ............................... — 834,617,836 — 834,617,836
Georgia .............................. — 46,369,569 — 46,369,569
Idaho ................................ — 13,326,414 — 13,326,414
Illinois ............................... — 66,402,926 — 66,402,926
Indiana .............................. — 24,160,458 — 24,160,458
Iowa ................................ — 7,802,894 — 7,802,894
Kansas .............................. — 1,364,588 — 1,364,588
Kentucky ............................. — 29,817,711 — 29,817,711
Louisiana ............................. — 76,642,346 — 76,642,346
Maryland ............................. — 4,668,548 — 4,668,548
Massachusetts ........................ — 1,290,461 — 1,290,461
Michigan ............................. — 22,598,162 — 22,598,162
Minnesota ............................ — 4,480,201 — 4,480,201
Mississippi ............................ — 24,477,687 — 24,477,687
Missouri .............................. — 13,538,817 — 13,538,817
Nevada .............................. — 59,542,340 — 59,542,340
New Hampshire ........................ — 9,225,294 — 9,225,294
New Jersey ........................... — 68,260,015 — 68,260,015
New Mexico ........................... — 5,147,896 — 5,147,896
New York ............................. — 231,991,249 — 231,991,249
North Dakota .......................... — 14,688,474 — 14,688,474
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
168
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Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Municipal Bonds:
Ohio ................................ $ — $ 153,873,909 $ — $ 153,873,909
Oklahoma ............................ — 7,277,496 — 7,277,496
Oregon .............................. — 19,082,231 — 19,082,231
Pennsylvania .......................... — 80,741,448 — 80,741,448
South Carolina ......................... — 58,173,376 — 58,173,376
South Dakota .......................... — 8,628,641 — 8,628,641
Tennessee ............................ — 64,512,849 — 64,512,849
Texas ............................... — 509,682,635 — 509,682,635
Utah ................................ — 26,673,374 — 26,673,374
Virginia .............................. — 18,191,354 — 18,191,354
Washington ........................... — 52,325,124 — 52,325,124
West Virginia .......................... — 4,734,093 — 4,734,093
Wisconsin ............................ — 132,027,032 — 132,027,032
U.S. Territories ..........................
District of Columbia ..................... — 39,874,030 — 39,874,030
Pacific Islands ......................... — 6,571,112 — 6,571,112
Puerto Rico ........................... — 398,203,006 81,081,322 479,284,328
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 37,640,000 — 37,640,000
Total Investments in Securities ........... $81,019,550 $4,856,294,523 $115,428,688 $5,052,742,761
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 877,136 877,136
Senior Floating Rate Interests ............... — — 1,017,068 1,017,068
Municipal Bonds ......................... — 341,883,727 — 341,883,727
Short Term Investments ................... — 10,400,000 — 10,400,000
Total Investments in Securities ........... $— $352,283,727 $1,894,204 $354,177,931
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,559,353 1,559,353
Municipal Bonds : —
California ............................. — 1,063,495 — 1,063,495
Delaware ............................. — 12,697,677 — 12,697,677
Florida ............................... — 7,267,989 — 7,267,989
Georgia .............................. — 2,091,935 — 2,091,935
New Jersey ........................... — 576,824,068 — 576,824,068
New York ............................. — 29,913,028 — 29,913,028
Oregon .............................. — 1,949,542 — 1,949,542
Pennsylvania .......................... — 55,534,596 — 55,534,596
South Carolina ......................... — 3,110,701 — 3,110,701
Texas ............................... — 5,493,546 — 5,493,546
Washington ........................... — 1,182,040 — 1,182,040
Wisconsin ............................ — 7,191,984 — 7,191,984
U.S. Territories ..........................
Puerto Rico ........................... — 15,987,238 2,602,508 18,589,746
Escrows and Litigation Trusts ............... — — 160,528 160,528
Short Term Investments ................... — 26,600,000 — 26,600,000
Total Investments in Securities ........... $— $746,907,839 $4,322,389 $751,230,228
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
169
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At August 31, 2023, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating
Rate Interests :
United States . $ 15,315,752 $ 2,175,700 $ — $ — $ — $ — $ — $ (135,499) $ 17,355,953 $ (135,499)
Total Investments in
Securities ....... $15,315,752 $2,175,700 $— $— $— $— $— $(135,499) $17,355,953 $(135,499)
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . 4,335,000 6,850,000 — 18,342,633 — — — (107,633) 29,420,000 (107,633)
Municipal Bonds :
United States . — 77,775,848 — — — — — 3,305,474 81,081,322 3,305,474
Escrows and
Litigation Trusts — —
c
— — — — — 4,927,366 4,927,366 4,927,366
Total Investments in
Securities ....... $4,335,000 $84,625,848 $— $18,342,633 $— $— $— $8,125,207 $115,428,688 $8,125,207
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31 , 2023, are as follows:
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Real Estate Management &
Development
................
$4,981,443 Discounted cash flow Yield 5.4% Decrease
Residential REITs
............
12,374,510 Discounted cash flow Yield 6.0% Decrease
All other Investments
...........
—
Total
.......................
$17,335,953
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)
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Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Interbank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
12. Subsequent Events
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Federal Intermediate-Term Tax-Free Income
Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Tax-Free Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in

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response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Federal Intermediate-Term Tax-Free Income Fund
- The Performance Universe for the Fund included the
Fund and all retail and institutional intermediate municipal debt funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median and in the second quintile of its
Performance Universe. The Board also noted that the
Fund’s annualized total return for the one, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Federal Limited-Term Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund
and all retail and institutional short municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median and in the second quintile of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three- and 10-year periods was
below the median of its Performance Universe, but for the
five-year period was above the median of its Performance
Universe. The Board further noted that the Fund’ annualized
total return for the 10-year period was only three basis points below the median of its Performance Universe. The Board
also noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was satisfactory.
Franklin High Yield Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund
and all retail and institutional high yield municipal debt
funds. The Board noted that the Fund’s annualized income
return for the one-, three-, five- and 10-year periods was
above the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
three- and five-year periods was above the median of its
Performance Universe, but for the one-year period was
equal to the median of its Performance Universe, and for
the 10-year period was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Massachusetts Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional Massachusetts municipal debt
funds. The Board noted that the Fund’s annualized income
return for the three-, five- and 10-year periods was above
the median of its Performance Universe, but for the one-
year period was only one basis point below the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-, three- and
five-year periods was below the median of its Performance
Universe, but for the 10-year period was above the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.

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Franklin New Jersey Tax-Free Income Fund - The
Performance Universe for the Franklin New Jersey Tax-Free
Income Fund included the Fund and all retail and institutional
New Jersey municipal debt funds. The Board noted that
the Fund’s annualized income return for the five- and 10-
year periods was above the median of its Performance
Universe, and for the one- and three-year periods was equal
to the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 for each Fund, and for Class A shares
for each other fund in the applicable Expense Group, except
that Class V shares were also shown for the Expense Group
for Franklin Federal Intermediate-Term Tax-Free Income
Fund. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Federal Intermediate-Term Tax-Free Income Fund,
Franklin Federal Limited-Term Tax-Free Income Fund
and Franklin Massachusetts Tax-Free Income Fund - The
Expense Group for the Franklin Federal Intermediate-Term
Tax-Free Income Fund included the Fund and 13 other
intermediate municipal debt funds. The Expense Group
for the Franklin Federal Limited-Term Tax-Free Income
Fund included the Fund and 11 other short municipal debt
funds. The Expense Group for the Franklin Massachusetts
Tax-Free Income Fund included the Fund and seven other
Massachusetts municipal debt funds. The Board noted
that the Management Rates for the Funds were above
the medians of their respective Expense Groups, but their
actual total expense ratios were below the medians of their
respective Expense Groups. The Board also noted that
the Franklin Federal Intermediate-Term Tax-Free Income
Fund’s and Franklin Federal Limited-Term Tax-Free Income
Fund’s actual total expense ratios reflected fee waivers from management. The Board concluded that the Management
Rates charged to the Funds are reasonable.
Franklin High Yield Tax-Free Income Fund and Franklin New
Jersey Tax-Free Income Fund - The Expense Group for the
Franklin High Yield Tax-Free Income Fund included the Fund
and 14 other high yield municipal debt funds. The Expense
Group for the Franklin New Jersey Tax-Free Income Fund
included the Fund and nine other New Jersey municipal debt
funds. The Board noted that the Management Rates and
total expense ratios for the Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to the Funds are
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability

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report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints, which operate generally to
share any economies of scale with a Fund’s shareholders
by reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that the Franklin Federal Intermediate-Term Tax-Free
Income Fund, Franklin Massachusetts Tax-Free Income
Fund and Franklin New Jersey Tax-Free Income Fund
had experienced a decrease in assets and would not be
expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, each Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide

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oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF1 S 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Tax-Free
Trust
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Franklin Alabama Tax-Free Income Fund 2
Franklin Georgia Tax-Free Income Fund 6
Franklin Louisiana Tax-Free Income Fund 10
Franklin Maryland Tax-Free Income Fund 14
Franklin Missouri Tax-Free Income Fund 18
Franklin North Carolina Tax-Free Income Fund 22
Franklin Virginia Tax-Free Income Fund 26
Financial Highlights and Schedules of Investments 30
Financial Statements 102
Notes to Financial Statements 112
Shareholder Information 130
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
Franklin Alabama Tax-Free Income Fund
This semiannual report for Franklin Alabama Tax-Free
Income Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Alabama personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.92 on February 28, 2023, to
$9.84 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 12.3102 cents per share for the
same period.
2
The Performance Summary beginning on
page 3 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.47%, based
on an annualization of August's 2.1034 cents per share
monthly dividend and the maximum offering price of $10.22
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Alabama personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.56% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Education 26.07%
Health Care 19.79%
Utilities 15.61%
Local 9.15%
Refunded 8.25%
Industrial Dev. Revenue and Pollution Control 8.21%
Transportation 4.85%
Housing 4.71%
Lease 2.05%
Special Tax 1.31%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
35
.

Performance Summary as of August 31, 2023
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4,5
6-Month +0.42% -3.35%
1-Year +0.41% -3.36%
5-Year +2.62% -0.25%
10-Year +22.30% +1.64%
Advisor
6
6-Month +0.54% +0.54%
1-Year +0.76% +0.76%
5-Year +3.81% +0.75%
10-Year +23.96% +2.17%
30-Day Standardized Yield
9
Taxable Equivalent
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.47% 4.56% 3.34% 3.32% 6.16% 6.13%
Advisor 2.82% 5.20% 3.73% 3.71% 6.88% 6.85%
See page 4 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.123102
A1 $0.130681
C $0.102416
R6 $0.137233
Advisor $0.135723
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.92%
Advisor 0.65% 0.67%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,004.20 $4.53 $1,020.61 $4.57 0.90%
A1 $1,000 $1,004.90 $3.78 $1,021.36 $3.81 0.75%
C $1,000 $1,001.10 $6.50 $1,018.64 $6.55 1.29%
R6 $1,000 $1,005.60 $3.13 $1,022.02 $3.15 0.62%
Advisor $1,000 $1,005.40 $3.28 $1,021.87 $3.31 0.65%

franklintempleton.com
Semiannual Report
Franklin Georgia Tax-Free Income Fund
This semiannual report for Franklin Georgia Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Georgia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.40 on February 28, 2023, to
$10.32 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 14.3791 cents per share for the
same period.
2
The Performance Summary beginning on
page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.82%, based
on an annualization of August's 2.522 cents per share
monthly dividend and the maximum offering price of $10.72
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Georgia personal income
tax bracket of 46.55% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.28% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 20.00%
Housing 15.12%
Utilities 14.76%
Education 9.33%
Industrial Dev. Revenue and Pollution Control 8.83%
Local 8.59%
Transportation 8.47%
Special Tax 6.97%
Refunded 4.29%
Lease 2.20%
State General Obligation 0.98%
Other Revenue Bonds 0.46%
*
Does not include cash an d cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
44
.

Performance Summary as of August 31, 2023
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.60% -3.18%
1-Year +0.55% -3.22%
5-Year +1.26% -0.51%
10-Year +21.54% +1.58%
Advisor
6
6-Month +0.72% +0.72%
1-Year +0.80% +0.80%
5-Year +2.53% +0.50%
10-Year +23.29% +2.12%
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
30-Day
Standardized
Yield
9
Taxable Equivalent
30-Day
Standardized Yield
8
A 2.82% 5.28% 3.43% 6.42%
Advisor 3.19% 5.94% 3.81% 7.09%
See page 8 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Georgia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.143791
A1 $0.151712
C $0.122044
R6 $0.159206
Advisor $0.156988
Total Annual Operating Expenses
10
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,006.00 $4.45 $1,020.70 $4.48 0.88%
A1 $1,000 $1,006.70 $3.69 $1,021.46 $3.72 0.73%
C $1,000 $1,003.80 $6.41 $1,018.74 $6.46 1.27%
R6 $1,000 $1,007.40 $2.98 $1,022.17 $3.00 0.59%
Advisor $1,000 $1,007.20 $3.19 $1,021.96 $3.21 0.63%

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free Income Fund
This semiannual report for Franklin Louisiana Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Louisiana personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.96 on February 28, 2023, to
$9.90 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 13.4280 cents per share for the
same period.
2
The Performance Summary beginning on
page 11 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.67%, based
on an annualization of August’s 2.2861 cents per share
monthly dividend and the maximum offering price of $10.29
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Louisiana personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.86% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 18.81%
Transportation 15.41%
Special Tax 12.26%
Education 11.52%
Housing 10.86%
Utilities 9.62%
Local 8.86%
Refunded 5.27%
Lease 3.68%
State General Obligation 2.36%
Other Revenue Bonds 1.35%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
54
.

Performance Summary as of August 31, 2023
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.73% -3.04%
1-Year +0.79% -2.99%
5-Year +3.01% -0.17%
10-Year +23.09% +1.71%
Advisor
6
6-Month +0.86% +0.86%
1-Year +1.14% +1.14%
5-Year +4.30% +0.85%
10-Year +24.87% +2.25%
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
30-Day
Standardized
Yield
9
Taxable Equivalent
30-Day
Standardized Yield
8
A 2.67% 4.86% 3.56% 6.48%
Advisor 3.03% 5.51% 3.95% 7.19%
See page 12 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond
,
or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Louisiana personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.134280
A1 $0.141854
C $0.113442
R6 $0.148885
Advisor $0.146903
Total Annual Operating Expenses
10
Share Class
A 0.88%
Advisor 0.64%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,007.30 $4.52 $1,020.63 $4.55 0.90%
A1 $1,000 $1,008.10 $3.77 $1,021.38 $3.79 0.75%
C $1,000 $1,005.20 $6.48 $1,018.67 $6.53 1.29%
R6 $1,000 $1,007.80 $3.07 $1,022.08 $3.09 0.61%
Advisor $1,000 $1,008.60 $3.26 $1,021.89 $3.29 0.65%

franklintempleton.com
Semiannual Report
Franklin Maryland Tax-Free Income Fund
This semiannual report for Franklin Maryland Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Maryland personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.75 on February 28, 2023, to
$9.70 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 15.2902 cents per share for the
same period.
2
The Performance Summary beginning on
page 15 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 3.17%, based
on an annualization of August’s 2.6610 cents per share
monthly dividend and the maximum offering price of $10.08
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of 6.31% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 20.09%
Housing 18.27%
Transportation 13.08%
Education 12.59%
Lease 12.10%
Local 10.67%
State General Obligation 3.62%
Refunded 3.36%
Special Tax 3.28%
Utilities 2.52%
Other Revenue Bonds 0.42%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
64
.

Performance Summary as of August 31, 2023
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +1.04% -2.75%
1-Year +1.30% -2.50%
5-Year +2.43% -0.28%
10-Year +21.92% +1.61%
Advisor
6-Month +1.27% +1.27%
1-Year +1.65% +1.65%
5-Year +3.81% +0.75%
10-Year +24.28% +2.20%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.17% 6.31% 3.30% 6.57%
Advisor 3.54% 7.04% 3.67% 7.30%
See page 16 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.152902
A1 $0.160324
C $0.132304
R6 $0.167658
Advisor $0.165273
Total Annual Operating Expenses
9
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,010.40 $4.54 $1,020.62 $4.56 0.90%
A1 $1,000 $1,011.20 $3.78 $1,021.38 $3.80 0.75%
C $1,000 $1,009.20 $6.49 $1,018.68 $6.52 1.28%
R6 $1,000 $1,011.90 $3.03 $1,022.13 $3.04 0.60%
Advisor $1,000 $1,012.70 $3.27 $1,021.89 $3.29 0.65%

franklintempleton.com
Semiannual Report
Franklin Missouri Tax-Free Income Fund
This semiannual report for Franklin Missouri Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Missouri personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.27 on February 28, 2023, to
$10.20 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 16.6874 cents per share for the
same period.
2
The Performance Summary beginning on
page 19 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 3.30%,
based on an annualization of August’s 2.9149 cents per
share monthly dividend and the maximum offering price
of $10.60 on August 31, 2023. An investor in the 2023
maximum combined effective federal and Missouri personal
income tax bracket of 46.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 6.12% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 26.38%
Lease 21.79%
Utilities 15.50%
Education 9.27%
Local 8.21%
Housing 7.81%
Transportation 5.43%
Special Tax 3.08%
Industrial Dev. Revenue and Pollution Control 2.09%
Other Revenue Bonds 0.44%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
73
.

Performance Summary as of August 31, 2023
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.93% -2.85%
1-Year +0.52% -3.25%
5-Year +1.91% -0.38%
10-Year +20.17% +1.47%
Advisor
6-Month +1.06% +1.06%
1-Year +0.77% +0.77%
5-Year +3.10% +0.61%
10-Year +22.27% +2.03%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.30% 6.12% 3.56% 6.60%
Advisor 3.68% 6.83% 3.95% 7.33%
See page 20 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Missouri personal income tax rate of 46.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.166874
A1 $0.174683
C $0.145646
R6 $0.181536
Advisor $0.179887
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,009.30 $4.15 $1,021.01 $4.18 0.82%
A1 $1,000 $1,009.10 $3.39 $1,021.76 $3.41 0.67%
C $1,000 $1,007.20 $6.13 $1,019.02 $6.17 1.22%
R6 $1,000 $1,009.80 $2.73 $1,022.42 $2.74 0.54%
Advisor $1,000 $1,010.60 $2.89 $1,022.26 $2.91 0.57%

franklintempleton.com
Semiannual Report
Franklin North Carolina Tax-Free Income Fund
This semiannual report for Franklin North Carolina Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and North Carolina personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.25 on February 28, 2023, to
$10.21 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 13.0200 cents per share for the
same period.
2
The Performance Summary beginning on
page 23 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.52%, based
on an annualization of August’s 2.2243 cents per share
monthly dividend and the maximum offering price of $10.61
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and North Carolina personal
income tax bracket of 45.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.63% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin North
Carolina Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 20.62%
Education 19.69%
Transportation 12.38%
Housing 11.00%
Utilities 10.74%
Lease 9.48%
Refunded 6.74%
Local 4.82%
Special Tax 2.51%
State General Obligation 1.56%
Other Revenue Bonds 0.46%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
84
.

Performance Summary as of August 31, 2023
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.87% -2.91%
1-Year +0.87% -2.91%
5-Year +1.44% -0.48%
10-Year +16.90% +1.19%
Advisor
6-Month +1.00% +1.00%
1-Year +1.22% +1.22%
5-Year +2.72% +0.54%
10-Year +18.96% +1.75%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.52% 4.63% 3.31% 6.08%
Advisor 2.87% 5.27% 3.69% 6.78%
See page 24 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and North Carolina personal income tax rate of 45.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.130200
A1 $0.138009
C $0.108725
R6 $0.145216
Advisor $0.143217
Total Annual Operating Expenses
9
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.70 $4.22 $1,020.94 $4.25 0.84%
A1 $1,000 $1,008.50 $3.46 $1,021.69 $3.48 0.69%
C $1,000 $1,005.50 $6.18 $1,018.97 $6.23 1.23%
R6 $1,000 $1,010.20 $2.77 $1,022.39 $2.78 0.55%
Advisor $1,000 $1,010.00 $2.96 $1,022.19 $2.98 0.59%

franklintempleton.com
Semiannual Report
Franklin Virginia Tax-Free Income Fund
This semiannual report for Franklin Virginia Tax-Free Income
Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Virginia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.72 on February 28, 2023, to
$9.67 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 12.7938 cents per share for the
same period.
2
The Performance Summary beginning on
page 27 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.62%,
based on an annualization of August’s 2.1951 cents per
share monthly dividend and the maximum offering price
of $10.05 on August 31, 2023. An investor in the 2023
maximum combined effective federal and Virginia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.90% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 22.79%
Transportation 15.38%
Lease 13.75%
Utilities 12.38%
Education 8.04%
Refunded 7.76%
Housing 6.61%
Special Tax 6.60%
Other Revenue Bonds 2.74%
State General Obligation 1.54%
Industrial Dev. Revenue and Pollution Control 1.21%
Local 1.20%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
96
.

Performance Summary as of August 31, 2023
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.79% -2.99%
1-Year +0.47% -3.30%
5-Year -0.67% -0.89%
10-Year +16.45% +1.15%
Advisor
6-Month +0.92% +0.92%
1-Year +0.72% +0.72%
5-Year +0.59% +0.12%
10-Year +18.60% +1.72%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.62% 4.90% 3.35% 6.27%
Advisor 2.98% 5.58% 3.72% 6.96%
See page 28 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.127938
A1 $0.135334
C $0.107545
R6 $0.142563
Advisor $0.140261
Total Annual Operating Expenses
9
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,007.90 $4.36 $1,020.79 $4.39 0.86%
A1 $1,000 $1,008.70 $3.60 $1,021.55 $3.63 0.71%
C $1,000 $1,005.70 $6.32 $1,018.83 $6.36 1.25%
R6 $1,000 $1,009.40 $2.87 $1,022.28 $2.89 0.57%
Advisor $1,000 $1,009.20 $3.10 $1,022.05 $3.12 0.61%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.92 $10.97 $11.18 $11.40 $10.85 $10.79
Income from investment operations
c
:
Net investment income
d
............. 0.12 0.24 0.22 0.28 0.30 0.15
Net realized and unrealized gains (losses) (0.08) (1.06) (0.21) (0.23) 0.57 0.06
Total from investment operations ........ 0.04 (0.82) 0.01 0.05 0.87 0.21
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.22) (0.27) (0.32) (0.15)
Net asset value, end of period .......... $9.84 $9.92 $10.97 $11.18 $11.40 $10.85
Total return
e
....................... 0.42% (7.45)% 0.02% 0.49% 8.08% 1.98%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.93% 0.91% 0.91% 0.91% 0.92%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.90% 0.90% 0.91% 0.91% 0.91% 0.92%
Net investment income ............... 2.45% 2.34% 1.91% 2.46% 2.70% 2.91%
Supplemental data
Net assets, end of period (000’s) ........ $42,428 $42,244 $46,633 $30,415 $16,423 $7,334
Portfolio turnover rate ................ 2.26% 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
74
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $10.95 $11.16 $11.38 $10.84 $10.88
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.23 0.30 0.32 0.33
Net realized and unrealized gains (losses) (0.08) (1.04) (0.20) (0.23) 0.55 (0.04)
Total from investment operations ........ 0.05 (0.79) 0.03 0.07 0.87 0.29
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.24) (0.29) (0.33) (0.33)
Net asset value, end of period .......... $9.83 $9.91 $10.95 $11.16 $11.38 $10.84
Total return
d
....................... 0.49% (7.24)% 0.17% 0.64% 8.16% 2.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.78% 0.76% 0.77% 0.76% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.75% 0.76% 0.77% 0.76% 0.77%
Net investment income ............... 2.60% 2.49% 2.07% 2.66% 2.85% 3.06%
Supplemental data
Net assets, end of period (000’s) ........ $119,610 $125,644 $163,571 $174,802 $186,486 $188,290
Portfolio turnover rate ................ 2.26% 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.05 $11.10 $11.32 $11.54 $10.98 $11.02
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.19 0.17 0.24 0.26 0.27
Net realized and unrealized gains (losses) (0.09) (1.05) (0.22) (0.23) 0.57 (0.04)
Total from investment operations ........ 0.01 (0.86) (0.05) 0.01 0.83 0.23
Less distributions from:
Net investment income .............. (0.10) (0.19) (0.17) (0.23) (0.27) (0.27)
Net asset value, end of period .......... $9.96 $10.05 $11.10 $11.32 $11.54 $10.98
Total return
d
....................... 0.11% (7.74)% (0.38)% (0.01)% 7.68% 2.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.33% 1.32% 1.30% 1.31% 1.31% 1.32%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.29% 1.29% 1.30% 1.31% 1.31% 1.32%
Net investment income ............... 2.00% 1.89% 1.51% 2.10% 2.30% 2.51%
Supplemental data
Net assets, end of period (000’s) ........ $6,573 $8,264 $13,416 $23,374 $31,175 $30,641
Portfolio turnover rate ................ 2.26% 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $10.95 $11.17 $11.39 $10.84 $10.88
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.25 0.31 0.33 0.35
Net realized and unrealized gains (losses) (0.08) (1.04) (0.22) (0.22) 0.57 (0.04)
Total from investment operations ........ 0.06 (0.78) 0.03 0.09 0.90 0.31
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.25) (0.31) (0.35) (0.35)
Net asset value, end of period .......... $9.83 $9.91 $10.95 $11.17 $11.39 $10.84
Total return
d
....................... 0.56% (7.11)% 0.22% 0.77% 8.39% 2.78%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.65% 0.65% 0.65% 0.65%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62% 0.62% 0.63% 0.63% 0.63% 0.63%
Net investment income ............... 2.73% 2.62% 2.19% 2.78% 2.98% 3.20%
Supplemental data
Net assets, end of period (000’s) ........ $1,653 $1,786 $2,308 $1,756 $1,664 $824
Portfolio turnover rate ................ 2.26% 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $10.95 $11.17 $11.39 $10.84 $10.88
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.25 0.31 0.33 0.34
Net realized and unrealized gains (losses) (0.08) (1.04) (0.22) (0.23) 0.56 (0.04)
Total from investment operations ........ 0.06 (0.78) 0.03 0.08 0.89 0.30
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.25) (0.30) (0.34) (0.34)
Net asset value, end of period .......... $9.83 $9.91 $10.95 $11.17 $11.39 $10.84
Total return
d
....................... 0.54% (7.14)% 0.18% 0.74% 8.36% 2.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.68% 0.66% 0.67% 0.66% 0.67%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.65% 0.65% 0.66% 0.67% 0.66% 0.67%
Net investment income ............... 2.70% 2.59% 2.16% 2.74% 2.95% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $19,647 $18,309 $19,796 $15,036 $11,709 $8,335
Portfolio turnover rate ................ 2.26% 19.06% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 487,298
Total Corporate Bonds (Cost $500,000) ........................................
487,298
Municipal Bonds 97.9%
Alabama 89.9%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,822,742
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,023,222
Alabama State University ,
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/36 ...................... 1,500,000 1,613,917
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/40 ...................... 1,500,000 1,574,253
Alabaster Board of Education ,
Special Tax, 2022, BAM Insured, 5%, 9/01/47 ............................. 1,500,000 1,568,802
Special Tax, 2022, BAM Insured, 5%, 9/01/52 ............................. 1,500,000 1,559,711
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,740,610
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,554,648
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,139,769
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 332,101
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 358,750
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 440,559
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 355,372
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 503,398
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 543,029
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 394,477
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,493,122
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 686,616
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,697,930
b
Black Belt Energy Gas District ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 1,000,000 960,502
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 1,000,000 1,037,254
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 3,000,000 3,163,946
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,124,834
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,612,901
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,269,857
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 939,068
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,379,116
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 2,691,118
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,005,277
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,472,352
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,660,109
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 2,907,183
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,210,357
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,000,000
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,400,000 2,060,406
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. 2,000,000 2,018,221
Revenue, 2021 A, 4%, 6/01/46 ........................................ 2,310,000 2,016,301
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 992,887

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
East Alabama Health Care Authority (The), (continued)
Revenue, 2018 A, 5%, 9/01/41 ........................................ $ 3,000,000 $ 3,030,173
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,734,210
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 ....
500,000 499,712
Health Care Authority for Baptist Health (The) ,
Revenue, 2023 A, Refunding, 5%, 11/15/36 .............................. 1,000,000 1,059,850
Revenue, 2023 A, Refunding, 5%, 11/15/37 .............................. 875,000 918,807
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 8,903,549
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,094,506
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,219,738
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,012,069
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 2,599,386
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 5,308,354
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 4,282,882
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 5,963,012
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 1,973,313
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,780,173
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,762,871
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,924,012
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,864,322
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,243,550
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, Mandatory Put, 4%, 10/01/28 ........................... 5,000,000 4,857,688
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 2,000,000 2,097,982
Revenue, 2023 B, Mandatory Put, 5%, 6/01/30 ............................ 1,000,000 1,037,453
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,658,633
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,061,111
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,193
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,202,170
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,216,385
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 ..................
5,000,000 5,212,634
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,611,543
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,045,790
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,302,997
170,698,785
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 572,651
Florida 0.7%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 327,366
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 944,437
1,271,803

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
$ 1,000,000 $ 918,991
Kentucky 0.5%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 1,500,000 977,615
New York 1.5%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 275,000 250,258
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,700,000 2,509,525
2,759,783
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 394,057
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 392,887
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 1,485,000 978,862
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 562,402
2,328,208
Texas 0.5%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 423,783
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 590,965
1,014,748
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 394,013
Wisconsin 0.9%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 500,000 387,001
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,300,000 1,300,663
1,687,664
U.S. Territories 1.7%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 995,350
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 491,519
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 981,968
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 49,844 49,159
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 32,392 20,852
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 55,410 35,116

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 727,804
2,306,418
Total U.S. Territories .................................................................... 3,301,768
Total Municipal Bonds (Cost $202,298,608) .....................................
185,926,029
Total Long Term Investments (Cost $202,798,608) ...............................
186,413,327
a
a a a a
a
Total Investments (Cost $202,798,608) 98.2% ...................................
$186,413,327
Other Assets, less Liabilities 1.8% .............................................
3,497,251
Net Assets 100.0% ...........................................................
$189,910,578
See Abbreviations on page 129 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $9,341,570, representing 4.9% of net assets.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
A
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.40 $11.57 $11.91 $12.19 $11.59 $11.57
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.28 0.26 0.30 0.32 0.17
Net realized and unrealized gains (losses) (0.09) (1.17) (0.34) (0.29) 0.63 0.02
Total from investment operations ........ 0.06 (0.89) (0.08) 0.01 0.95 0.19
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.26) (0.29) (0.35) (0.17)
Net asset value, end of period .......... $10.32 $10.40 $11.57 $11.91 $12.19 $11.59
Total return
e
....................... 0.60% (7.71)% (0.71)% 0.14% 8.27% 1.70%
Ratios to average net assets
f
Expenses
g
........................ 0.88% 0.88% 0.86% 0.85% 0.86% 0.87%
Net investment income ............... 2.75% 2.65% 2.20% 2.48% 2.76% 3.10%
Supplemental data
Net assets, end of period (000’s) ........ $73,197 $76,312 $92,129 $77,256 $54,945 $19,705
Portfolio turnover rate ................ 4.55% 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.40 $11.57 $11.91 $12.19 $11.59 $11.65
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.28 0.32 0.35 0.38
Net realized and unrealized gains (losses) (0.08) (1.18) (0.34) (0.29) 0.61 (0.06)
Total from investment operations ........ 0.07 (0.88) (0.06) 0.03 0.96 0.32
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.28) (0.31) (0.36) (0.38)
Net asset value, end of period .......... $10.32 $10.40 $11.57 $11.91 $12.19 $11.59
Total return
d
....................... 0.67% (7.57)% (0.56)% 0.29% 8.44% 2.83%
Ratios to average net assets
e
Expenses
f
......................... 0.73% 0.73% 0.71% 0.71% 0.71% 0.72%
Net investment income ............... 2.89% 2.79% 2.36% 2.66% 2.91% 3.25%
Supplemental data
Net assets, end of period (000’s) ........ $179,020 $189,496 $249,763 $274,232 $309,436 $313,940
Portfolio turnover rate ................ 4.55% 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.56 $11.75 $12.09 $12.38 $11.77 $11.83
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.24 0.22 0.25 0.29 0.32
Net realized and unrealized gains (losses) (0.08) (1.20) (0.35) (0.29) 0.62 (0.06)
Total from investment operations ........ 0.04 (0.96) (0.13) (0.04) 0.91 0.26
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.21) (0.25) (0.30) (0.32)
Net asset value, end of period .......... $10.48 $10.56 $11.75 $12.09 $12.38 $11.77
Total return
d
....................... 0.38% (8.14)% (1.10)% (0.34)% 7.84% 2.22%
Ratios to average net assets
e
Expenses
f
......................... 1.27% 1.27% 1.25% 1.25% 1.26% 1.27%
Net investment income ............... 2.26% 2.19% 1.79% 2.08% 2.36% 2.70%
Supplemental data
Net assets, end of period (000’s) ........ $15,964 $19,610 $28,904 $45,512 $62,426 $72,542
Portfolio turnover rate ................ 4.55% 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.40 $11.57 $11.91 $12.20 $11.59 $11.66
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.30 0.33 0.36 0.39
Net realized and unrealized gains (losses) (0.08) (1.17) (0.34) (0.29) 0.63 (0.06)
Total from investment operations ........ 0.08 (0.86) (0.04) 0.04 0.99 0.33
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.33) (0.38) (0.40)
Net asset value, end of period .......... $10.32 $10.40 $11.57 $11.91 $12.20 $11.59
Total return
d
....................... 0.74% (7.44)% (0.42)% 0.35% 8.67% 2.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.57% 0.58% 0.59% 0.59%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.59%
g
0.59%
g
0.57%
g
0.56% 0.57% 0.57%
Net investment income ............... 3.02% 2.92% 2.49% 2.73% 3.05% 3.40%
Supplemental data
Net assets, end of period (000’s) ........ $10,957 $10,366 $17,047 $13,813 $4,981 $3,786
Portfolio turnover rate ................ 4.55% 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.40 $11.57 $11.92 $12.20 $11.59 $11.66
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.29 0.33 0.36 0.39
Net realized and unrealized gains (losses) (0.08) (1.18) (0.35) (0.29) 0.63 (0.07)
Total from investment operations ........ 0.08 (0.87) (0.06) 0.04 0.99 0.32
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.29) (0.32) (0.38) (0.39)
Net asset value, end of period .......... $10.32 $10.40 $11.57 $11.92 $12.20 $11.59
Total return
d
....................... 0.72% (7.48)% (0.46)% 0.31% 8.63% 2.83%
Ratios to average net assets
e
Expenses
f
......................... 0.63% 0.63% 0.61% 0.61% 0.61% 0.62%
Net investment income ............... 3.00% 2.88% 2.46% 2.74% 3.01% 3.35%
Supplemental data
Net assets, end of period (000’s) ........ $48,097 $48,473 $72,069 $68,009 $53,789 $40,142
Portfolio turnover rate ................ 4.55% 15.85% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 877,136
Total Corporate Bonds (Cost $900,000) ........................................
877,136
Municipal Bonds 97.8%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,063,495
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,122,231
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 491,049
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,667,137
4,280,417
Georgia 87.9%
Athens Housing Authority , UGAREF East Campus Housing Phase II LLC , Revenue ,
2017 , Refunding , 4% , 6/15/40 ........................................ 5,000,000 4,777,124
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 7,884,358
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,040,695
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,590,011
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 949,877
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 919,292
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 2,887,632
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,198,739
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,783,395
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,015,848
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 2,950,000 2,717,475
City of Atlanta ,
GO, 2022 A-1, 5%, 12/01/38 ......................................... 5,000,000 5,568,624
Airport Passenger Facility Charge, Revenue, 2023 E, 5.25%, 7/01/43 ........... 3,000,000 3,192,685
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,484,185
BeltLineTAD, Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ................. 1,780,000 1,861,105
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,587,011
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,173,498
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,166,748
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,420,979
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,146,249
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,139,467
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,111,400
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,378,612
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 956,994
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/32 .......... 1,295,000 1,474,463
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/33 .......... 1,210,000 1,390,775
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 391,349
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 408,691
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 413,469
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 356,886

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ $ 3,100,000 $ 2,763,958
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,181,785
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 3,892,875
County of Rockdale , Stormwater System , Revenue , 2021 , 4% , 7/01/41 ...........
500,000 493,807
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 651,287
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 767,062
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,907,824
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,501,297
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,958,754
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 5,840,000 5,905,646
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,518,252
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/29 ............. 1,000,000 1,088,684
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,132,557
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,374,734
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,517,005
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,010,799
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,000,000 2,697,648
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,167,248
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,566,847
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,027,001
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,056,310
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,012,257
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,790,186
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... 2,000,000 2,011,240
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,808,901
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 954,412
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,074,222
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,590,596
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,117,741
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,525,162
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,443,500
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 989,406
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,177,229
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 1,655,000 1,636,515
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,119,337
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,180,798

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Georgia Housing & Finance Authority, (continued)
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. $ 4,565,000 $ 3,990,770
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... 4,395,000 4,191,982
Revenue, 2022, 5%, 7/01/47 ......................................... 2,500,000 2,688,555
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,175,261
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 4,511,431
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,121,972
Hogansville Ga Combined Public Utility System , Revenue , 1993 , AGMC Insured , ETM,
6% , 10/01/23 ..................................................... 505,000 505,919
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 2,500,000 2,543,868
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,193,294
Revenue, 2019 A, 5%, 5/15/37 ........................................ 1,975,000 1,985,281
Revenue, 2019 A, 5%, 5/15/38 ........................................ 1,000,000 1,003,545
c
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 5,000,000 5,115,326
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 7,657,120
c
Revenue, 2023 B, Mandatory Put, 5%, 3/01/30 ............................ 2,000,000 2,075,047
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,123,108
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 917,502
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,081,637
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,685,626
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,583,443
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 299,861
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 376,760
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 749,901
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 2,000,000 2,073,578
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 4,897,224
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 4,202,473
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 4,816,646
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... 4,500,000 4,726,199
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 989,455
Richmond County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 5,000,000 4,979,816
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,162,149
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,085,779
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,187,589
287,698,635
Illinois 1.0%
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 250,000 272,597
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,860,028
3,132,625
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2018 A , Refunding , 5% ,
12/15/35 ........................................................ 1,200,000 1,271,572

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 0.8%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... $ 100,000 $ 88,162
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 542,812
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,300,000 2,137,743
2,768,717
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 709,303
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 707,196
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 374,935
1,791,434
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 847,566
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,108,060
1,955,626
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 709,224
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 696,601
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,182,256
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,300,000 2,301,173
4,180,030
U.S. Territories 3.4%
Puerto Rico 3.4%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
4,800,000 4,819,784
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,100,000 1,096,640
Puerto Rico Electric Power Authority ,
a,d
Revenue, 6%, 7/01/41 .............................................. 255,064 255,064
a,d
Revenue, 7.125%, 7/01/59 ........................................... 1,238,735 1,238,735
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 550,502
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 2,270,000 624,250
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 136,367 134,492
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 88,620 57,049
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 151,593 96,072
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,406,605
11,279,193
Total U.S. Territories .................................................................... 11,279,193
Total Municipal Bonds (Cost $349,146,762) .....................................
320,130,968

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,f
Puerto Rico Electric Power Authority ..................................... 115,316 $ 92,253
Total Escrows and Litigation Trusts (Cost $–) ...................................
92,253
Total Long Term Investments (Cost $350,046,762) ...............................
321,100,357
a
a a a a
Short Term Investments 0.3%
Principal
Amount
Municipal Bonds 0.3%
Georgia 0.3%
g
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 4.15% , 9/01/37 ..................... $ 1,000,000 1,000,000
Total Municipal Bonds (Cost $1,000,000) .......................................
1,000,000
Total Short Term Investments (Cost $1,000,000 ) .................................
1,000,000
a
Total Investments (Cost $351,046,762) 98.4% ...................................
$322,100,357
Other Assets, less Liabilities 1.6% .............................................
5,134,515
Net Assets 100.0% ...........................................................
$327,234,872
See Abbreviations on page 129 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $21,553,325, representing 6.6% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.96 $11.03 $11.28 $11.55 $10.93 $10.85
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.25 0.24 0.28 0.30 0.16
Net realized and unrealized gains (losses) (0.06) (1.08) (0.25) (0.27) 0.64 0.08
Total from investment operations ........ 0.07 (0.83) (0.01) 0.01 0.94 0.24
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.24) (0.28) (0.32) (0.16)
Net asset value, end of period .......... $9.90 $9.96 $11.03 $11.28 $11.55 $10.93
Total return
e
....................... 0.73% (7.49)% (0.17)% 0.09% 8.68% 2.22%
Ratios to average net assets
f
Expenses
g
........................ 0.90% 0.89% 0.87% 0.87% 0.86% 0.88%
Net investment income ............... 2.66% 2.42% 2.07% 2.49% 2.70% 3.06%
Supplemental data
Net assets, end of period (000’s) ........ $60,758 $60,153 $69,773 $56,810 $48,032 $18,110
Portfolio turnover rate ................ 2.44% 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.95 $11.03 $11.28 $11.55 $10.92 $10.90
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.25 0.30 0.32 0.35
Net realized and unrealized gains (losses) (0.06) (1.08) (0.25) (0.28) 0.64 0.02
Total from investment operations ........ 0.08 (0.82) — 0.02 0.96 0.37
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.25) (0.29) (0.33) (0.35)
Net asset value, end of period .......... $9.89 $9.95 $11.03 $11.28 $11.55 $10.92
Total return
d
....................... 0.81% (7.45)% (0.02)% 0.24% 8.94% 3.45%
Ratios to average net assets
e
Expenses
f
......................... 0.75% 0.74% 0.72% 0.72% 0.71% 0.73%
Net investment income ............... 2.81% 2.57% 2.22% 2.66% 2.85% 3.21%
Supplemental data
Net assets, end of period (000’s) ........ $163,878 $175,906 $234,499 $250,576 $289,744 $284,259
Portfolio turnover rate ................ 2.44% 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.12 $11.21 $11.46 $11.74 $11.10 $11.07
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.20 0.19 0.24 0.26 0.29
Net realized and unrealized gains (losses) (0.06) (1.09) (0.25) (0.29) 0.65 0.03
Total from investment operations ........ 0.05 (0.89) (0.06) (0.05) 0.91 0.32
Less distributions from:
Net investment income .............. (0.11) (0.20) (0.19) (0.23) (0.27) (0.29)
Net asset value, end of period .......... $10.06 $10.12 $11.21 $11.46 $11.74 $11.10
Total return
d
....................... 0.52% (7.92)% (0.57)% (0.39)% 8.34% 2.92%
Ratios to average net assets
e
Expenses
f
......................... 1.29% 1.28% 1.26% 1.26% 1.26% 1.28%
Net investment income ............... 2.21% 1.97% 1.64% 2.08% 2.30% 2.66%
Supplemental data
Net assets, end of period (000’s) ........ $10,802 $12,724 $19,991 $29,441 $38,066 $42,188
Portfolio turnover rate ................ 2.44% 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.96 $11.03 $11.28 $11.55 $10.93 $10.90
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.27 0.31 0.33 0.36
Net realized and unrealized gains (losses) (0.07) (1.08) (0.25) (0.27) 0.64 0.03
Total from investment operations ........ 0.08 (0.80) 0.02 0.04 0.97 0.39
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.27) (0.31) (0.35) (0.36)
Net asset value, end of period .......... $9.89 $9.96 $11.03 $11.28 $11.55 $10.93
Total return
d
....................... 0.78% (7.22)% 0.12% 0.38% 8.99% 3.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.61% 0.59% 0.60% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.61%
g
0.60% 0.58% 0.58% 0.58% 0.59%
Net investment income ............... 2.95% 2.72% 2.36% 2.78% 2.98% 3.35%
Supplemental data
Net assets, end of period (000’s) ........ $6,032 $6,306 $8,031 $6,076 $5,383 $3,865
Portfolio turnover rate ................ 2.44% 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.96 $11.03 $11.28 $11.55 $10.93 $10.90
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.26 0.31 0.33 0.36
Net realized and unrealized gains (losses) (0.06) (1.07) (0.24) (0.28) 0.63 0.03
Total from investment operations ........ 0.09 (0.80) 0.02 0.03 0.96 0.39
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.27) (0.30) (0.34) (0.36)
Net asset value, end of period .......... $9.90 $9.96 $11.03 $11.28 $11.55 $10.93
Total return
d
....................... 0.86% (7.26)% 0.08% 0.34% 8.95% 3.65%
Ratios to average net assets
e
Expenses
f
......................... 0.65% 0.65% 0.62% 0.62% 0.61% 0.63%
Net investment income ............... 2.91% 2.67% 2.32% 2.73% 2.95% 3.31%
Supplemental data
Net assets, end of period (000’s) ........ $36,510 $36,351 $42,264 $37,329 $27,945 $19,580
Portfolio turnover rate ................ 2.44% 11.69% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 327,366
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 967,027
Louisiana 92.2%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 977,653
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 451,169
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 675,016
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,075,036
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,059,844
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,003,771
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,106,777
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,163,406
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
1,280,000 1,303,599
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 4,610,826
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 4,791,453
City of New Orleans ,
GO, 2021 A, 5%, 12/01/39 ........................................... 6,000,000 6,361,130
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,753,064
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,125,664
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,120,455
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,062,356
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 3,502,797
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,205,874
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,120,457
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 4,700,166
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 837,081
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,044,526
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 991,997
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,877,307
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,309,513
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 232,432
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 182,219
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,333,413
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 520,653
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,354,138
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 828,658
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,200,360
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 615,000 466,415
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,965,000 1,446,509

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... $ 2,000,000 $ 1,729,840
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 2,994,428
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,291,840
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,386,336
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 804,984
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 622,562
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 5,993,283
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 841,980
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 1,066,422
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 2,000,000 1,860,547
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 2,900,000 2,441,743
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 185,285
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 159,272
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 223,035
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 189,824
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 2,735,767
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,528,085
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,006,287
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,000,452
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 471,690
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 461,062
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,039,496
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,085,551
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,106,063
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,160,528
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,031,702
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,120,142
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,012,210
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 36,073
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 10,079,991
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,000,000 4,442,706
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,515,985
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,303,684
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 1,916,827
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,214,715
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 2,596,362
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 31,263

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ $ 20,000 $ 20,842
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 12,000,000 12,065,400
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 1,838,648
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,112,500
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,083,380
Tulane University, Revenue, 2017 A, 4%, 12/15/50 ......................... 1,940,000 1,756,505
Tulane University, Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ............. 60,000 62,083
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,037,240
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,869,172
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,725,825
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,533,243
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 10,139,799
Parish of East Baton Rouge Capital Improvements District ,
MovEBR Sales Tax, Revenue, 2019, 4%, 8/01/44 .......................... 2,055,000 1,976,020
MovEBR Sales Tax, Revenue, 2019, 5%, 8/01/48 .......................... 2,500,000 2,581,365
Parish of Terrebonne ,
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/35 .......................... 1,015,000 1,012,702
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/41 .......................... 2,660,000 2,515,867
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,800,420
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,021,022
Revenue, 2020 D, 5%, 4/01/50 ........................................ 6,000,000 6,108,882
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,159,937
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 971,401
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,353,549
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,433,254
State of Louisiana ,
GO, 2016 A, 5%, 9/01/36 ............................................ 3,000,000 3,122,102
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,231,041
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 3,000,000 3,075,870
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,191,644
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 10,284,413
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,218,944
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 1,857,522
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 928,402
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,659,457
256,232,207
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 600,000 472,868
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 550,042
1,022,910

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 450,000 $ 453,555
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 635,674
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 923,383
2,012,612
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 551,619
Wisconsin 1.4%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 619,201
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 965,509
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,800,000 1,800,918
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 500,000 482,223
3,867,851
U.S. Territories 2.5%
Puerto Rico 2.5%
Puerto Rico Electric Power Authority ,
b,c
Revenue, 6%, 7/01/41 .............................................. 96,071 96,071
b,c
Revenue, 7.125%, 7/01/59 ........................................... 466,572 466,572
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 491,519
d
Revenue, WW, 5.25%, 7/01/33 ........................................ 855,000 235,125
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 585,911 577,855
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 380,763 245,116
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 651,329 412,780
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,500,000 3,281,179
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,196,000 1,160,605
6,966,822
Total U.S. Territories .................................................................... 6,966,822
Total Municipal Bonds (Cost $296,073,062) .....................................
271,948,414
Shares
Escrows and Litigation Trusts 0.0%
†
b,e
Puerto Rico Electric Power Authority ..................................... 43,434 34,747
Total Escrows and Litigation Trusts (Cost $–) ...................................
34,747
Total Long Term Investments (Cost $296,073,062) ...............................
271,983,161
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
See Abbreviations on page 129 .
Short Term Investments 1.4%
a a
Principal
Amount
a
Value
Municipal Bonds 1.4%
Louisiana 1.4%
f
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3.93% , 5/01/43 $ 3,900,000 $ 3,900,000
Total Municipal Bonds (Cost $3,900,000) .......................................
3,900,000
Total Short Term Investments (Cost $3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $299,973,062) 99.2% ...................................
$275,883,161
Other Assets, less Liabilities 0.8% .............................................
2,097,053
Net Assets 100.0% ...........................................................
$277,980,214
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $24,275,667, representing 8.7% of net assets.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.75 $10.71 $10.97 $11.35 $10.80 $10.76
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.26 0.23 0.28 0.29 0.15
Net realized and unrealized gains (losses) (0.05) (0.96) (0.26) (0.38) 0.57 0.04
Total from investment operations ........ 0.10 (0.70) (0.03) (0.10) 0.86 0.19
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.23) (0.28) (0.31) (0.15)
Net asset value, end of period .......... $9.70 $9.75 $10.71 $10.97 $11.35 $10.80
Total return
e
....................... 1.04% (6.56)% (0.30)% (0.84)% 8.11% 1.84%
Ratios to average net assets
f
Expenses
g
........................ 0.90% 0.89% 0.87% 0.87% 0.88% 0.88%
Net investment income ............... 3.11% 2.62% 2.10% 2.55% 2.65% 2.95%
Supplemental data
Net assets, end of period (000’s) ........ $85,969 $80,313 $90,950 $78,374 $60,104 $26,572
Portfolio turnover rate ................ 7.69% 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.75 $10.71 $10.97 $11.36 $10.80 $10.76
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.27 0.25 0.30 0.31 0.33
Net realized and unrealized gains (losses) (0.05) (0.96) (0.26) (0.39) 0.58 0.05
Total from investment operations ........ 0.11 (0.69) (0.01) (0.09) 0.89 0.38
Less distributions from:
Net investment income .............. (0.16) (0.27) (0.25) (0.30) (0.33) (0.34)
Net asset value, end of period .......... $9.70 $9.75 $10.71 $10.97 $11.36 $10.80
Total return
d
....................... 1.12% (6.42)% (0.15)% (0.69)% 8.27% 3.59%
Ratios to average net assets
e
Expenses
f
......................... 0.75% 0.74% 0.72% 0.72% 0.73% 0.73%
Net investment income ............... 3.24% 2.76% 2.25% 2.72% 2.80% 3.10%
Supplemental data
Net assets, end of period (000’s) ........ $154,795 $162,447 $214,264 $240,637 $270,309 $279,750
Portfolio turnover rate ................ 7.69% 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.95 $10.94 $11.20 $11.59 $11.02 $10.98
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.22 0.19 0.24 0.25 0.28
Net realized and unrealized gains (losses) (0.04) (0.99) (0.26) (0.39) 0.59 0.04
Total from investment operations ........ 0.09 (0.77) (0.07) (0.15) 0.84 0.32
Less distributions from:
Net investment income .............. (0.13) (0.22) (0.19) (0.24) (0.27) (0.28)
Net asset value, end of period .......... $9.91 $9.95 $10.94 $11.20 $11.59 $11.02
Total return
d
....................... 0.92% (7.08)% (0.70)% (1.30)% 7.75% 2.94%
Ratios to average net assets
e
Expenses
f
......................... 1.29% 1.28% 1.26% 1.26% 1.28% 1.28%
Net investment income ............... 2.60% 2.15% 1.65% 2.13% 2.25% 2.55%
Supplemental data
Net assets, end of period (000’s) ........ $15,363 $17,531 $24,227 $34,896 $45,502 $56,323
Portfolio turnover rate ................ 7.69% 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.77 $10.73 $10.99 $11.37 $10.82 $10.78
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.29 0.26 0.31 0.32 0.35
Net realized and unrealized gains (losses) (0.05) (0.96) (0.25) (0.37) 0.58 0.04
Total from investment operations ........ 0.12 (0.67) 0.01 (0.06) 0.90 0.39
Less distributions from:
Net investment income .............. (0.17) (0.29) (0.27) (0.32) (0.35) (0.35)
Net asset value, end of period .......... $9.72 $9.77 $10.73 $10.99 $11.37 $10.82
Total return
d
....................... 1.19% (6.27)% —%
e
(0.55)% 8.41% 3.71%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.60% 0.57% 0.59% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.60% 0.60% 0.57%
h
0.57% 0.58% 0.58%
Net investment income ............... 3.40% 2.91% 2.39% 2.81% 2.95% 3.25%
Supplemental data
Net assets, end of period (000’s) ........ $13,135 $11,709 $13,771 $8,033 $3,642 $1,753
Portfolio turnover rate ................ 7.69% 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Rounds to less than 0.01%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.76 $10.73 $10.98 $11.37 $10.81 $10.77
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.28 0.26 0.31 0.32 0.34
Net realized and unrealized gains (losses) (0.04) (0.97) (0.25) (0.39) 0.58 0.05
Total from investment operations ........ 0.13 (0.69) 0.01 (0.08) 0.90 0.39
Less distributions from:
Net investment income .............. (0.17) (0.28) (0.26) (0.31) (0.34) (0.35)
Net asset value, end of period .......... $9.72 $9.76 $10.73 $10.98 $11.37 $10.81
Total return
d
....................... 1.27% (6.41)% 0.04% (0.68)% 8.47% 3.68%
Ratios to average net assets
e
Expenses
f
......................... 0.65% 0.64% 0.62% 0.62% 0.63% 0.63%
Net investment income ............... 3.34% 2.87% 2.35% 2.81% 2.90% 3.20%
Supplemental data
Net assets, end of period (000’s) ........ $45,727 $45,667 $55,284 $57,854 $54,079 $44,264
Portfolio turnover rate ................ 7.69% 37.44% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,045,968
Maryland 86.5%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 3,000,000 2,939,562
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 2,000,000 2,052,575
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/38 ..................... 1,415,000 1,565,217
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/39 ..................... 1,495,000 1,641,261
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,274,086
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,800,000 1,801,981
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,469,680
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,995,000 3,445,785
County of Harford ,
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/31 ........................................................ 150,000 154,925
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/36 ........................................................ 750,000 749,599
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/40 ........................................................ 675,000 624,237
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 5,000,000 5,108,889
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 947,582
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,010,925
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 1,775,794
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,122,474
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,241,803
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 816,397
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,215,373
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,359,098
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 2,866,498
Maryland Economic Development Corp. ,
Annapolis Parking System, Revenue, Senior Lien, 2022 A, 5.25%, 6/30/53 ....... 5,000,000 5,105,645
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 4,956,920
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4%, 7/01/40 . 1,000,000 942,502
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/50 . 1,250,000 1,271,589
Morgan View & Thurgood Marshall Student Housing, Revenue, 2022 A, 6%, 7/01/58 4,620,000 5,059,795
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/47 ........... 5,000,000 5,053,350
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 5,000,000 5,021,480
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,363,196
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,348,150
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,009,881
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,500,249
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,491,410
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 940,000 940,439
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 9,824,711

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... $ 865,000 $ 763,279
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 2,000,000 1,625,648
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,199,628
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,515,872
Frederick Health, Inc. Obligated Group, Revenue, 2023, Refunding, 5.25%, 7/01/53 1,500,000 1,560,567
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 7,564,592
Johns Hopkins Medical Institutions Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 659,263
Johns Hopkins Medical Institutions Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,032,838
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,032,871
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,018,665
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,266,073
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,060,255
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,000,592
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 4,771,682
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 5,935,000 6,148,881
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,001,433
MedStar Health Obligated Group, Revenue, 2015, Refunding, 5%, 8/15/38 ....... 2,100,000 2,124,376
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,081,161
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/40 . 8,535,000 8,590,859
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 630,000 664,164
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 1,125,000 1,205,795
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 861,744
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 349,619
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,096,085
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 1,713,615
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 880,738
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 3,250,000 2,730,673
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 10,222,141
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 4,588,929
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,018,208
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 546,358
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 4,085,000 4,275,782
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 13,085,472
Built to Learn, Revenue, 2021, 4%, 6/01/35 .............................. 1,590,000 1,618,515
Built to Learn, Revenue, 2022 A, 4%, 6/01/47 ............................. 5,000,000 4,772,793
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 4,000,000 3,888,704
Revenue, 2021 A, Refunding, 5%, 7/01/46 ............................... 4,900,000 5,214,903
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
10,000,000 11,230,570
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,084,064
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 3,073,997
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... 2,700,000 2,504,275
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... 3,095,000 2,817,293

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........
$ 5,260,000 $ 4,860,228
Washington Suburban Sanitary Commission ,
Revenue, 2023, 4%, 6/01/49 ......................................... 9,500,000 9,192,440
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 5,000,000 4,915,645
272,504,343
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,457,040
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 551,680
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 550,041
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 1,350,000 843,558
1,945,279
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 554,344
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 706,305
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 960,319
2,220,968
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 551,619
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 619,201
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,000,000 2,001,020
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 500,000 482,223
3,102,444
U.S. Territories 8.3%
District of Columbia 4.0%
Washington Metropolitan Area Transit Authority ,
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 2,500,000 2,651,437
Dedicated, Revenue, 2021 A, 4%, 7/15/43 ............................... 1,750,000 1,702,578
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 3,000,000 3,179,817
Dedicated, Revenue, 2023 A, 5%, 7/15/43 ............................... 2,500,000 2,719,934
Dedicated, Revenue, 2023 A, 4.125%, 7/15/47 ............................ 2,500,000 2,404,594
12,658,360
Puerto Rico 4.3%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
1,805,000 1,809,257
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,550,000 2,542,211
Puerto Rico Electric Power Authority ,
c,d
Revenue, 6%, 7/01/41 .............................................. 222,188 222,188
c,d
Revenue, 7.125%, 7/01/59 ........................................... 1,079,067 1,079,067
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 1,966,077
e
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,975,000 543,125
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 92,753
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,117 39,344
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 104,547 66,257

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ $ 3,600,000 $ 3,374,927
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,900,000 1,843,770
13,578,976
Total U.S. Territories .................................................................... 26,237,336
Total Municipal Bonds (Cost $328,767,434) .....................................
310,064,997
Shares
Escrows and Litigation Trusts 0.0%
†
c,f
Puerto Rico Electric Power Authority ..................................... 100,330 80,264
Total Escrows and Litigation Trusts (Cost $–) ...................................
80,264
Total Long Term Investments (Cost $328,767,434) ...............................
310,145,261
a
a a a a
Short Term Investments 1.1%
Principal
Amount
Municipal Bonds 1.1%
Maryland 1.1%
g
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 4.05% ,
11/01/37 ........................................................ 2,300,000 2,300,000
g
Montgomery County Housing Opportunities Commission , Revenue , 2023 A , Refunding ,
FHA, FNMA Insured , LOC TD Bank NA , Daily VRDN and Put , 3.93% , 1/01/63 .... 1,030,000 1,030,000
3,330,000
Total Municipal Bonds (Cost $3,330,000) .......................................
3,330,000
Total Short Term Investments (Cost $3,330,000 ) .................................
3,330,000
a
Total Investments (Cost $332,097,434) 99.6% ...................................
$313,475,261
Other Assets, less Liabilities 0.4% .............................................
1,514,892
Net Assets 100.0% ...........................................................
$314,990,153
See Abbreviations on page 129 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $11,207,678, representing 3.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Security purchased on a when-issued basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.27 $11.48 $11.85 $12.09 $11.47 $11.41
Income from investment operations
c
:
Net investment income
d
............. 0.17 0.31 0.28 0.29 0.31 0.16
Net realized and unrealized gains (losses) (0.07) (1.22) (0.37) (0.24) 0.63 0.06
Total from investment operations ........ 0.10 (0.91) (0.09) 0.05 0.94 0.22
Less distributions from:
Net investment income .............. (0.17) (0.30) (0.28) (0.29) (0.32) (0.16)
Net asset value, end of period .......... $10.20 $10.27 $11.48 $11.85 $12.09 $11.47
Total return
e
....................... 0.93% (7.92)% (0.84)% 0.41% 8.32% 1.98%
Ratios to average net assets
f
Expenses
g
........................ 0.82% 0.82% 0.81% 0.81% 0.81% 0.84%
Net investment income ............... 3.24% 2.90% 2.33% 2.42% 2.62% 2.96%
Supplemental data
Net assets, end of period (000’s) ........ $172,493 $166,355 $208,059 $169,677 $122,845 $63,400
Portfolio turnover rate ................ 6.09% 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.27 $11.48 $11.84 $12.09 $11.46 $11.38
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.32 0.30 0.31 0.33 0.35
Net realized and unrealized gains (losses) (0.09) (1.21) (0.36) (0.26) 0.64 0.09
Total from investment operations ........ 0.09 (0.89) (0.06) 0.05 0.97 0.44
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.30) (0.34) (0.36)
Net asset value, end of period .......... $10.19 $10.27 $11.48 $11.84 $12.09 $11.46
Total return
d
....................... 0.91% (7.78)% (0.60)% 0.48% 8.58% 3.90%
Ratios to average net assets
e
Expenses
f
......................... 0.67% 0.67% 0.66% 0.66% 0.66% 0.69%
Net investment income ............... 3.39% 3.05% 2.49% 2.58% 2.77% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $414,549 $439,718 $588,698 $647,517 $708,399 $700,839
Portfolio turnover rate ................ 6.09% 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $11.60 $11.97 $12.21 $11.58 $11.49
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.26 0.23 0.24 0.26 0.29
Net realized and unrealized gains (losses) (0.07) (1.23) (0.37) (0.24) 0.65 0.09
Total from investment operations ........ 0.08 (0.97) (0.14) — 0.91 0.38
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.23) (0.24) (0.28) (0.29)
Net asset value, end of period .......... $10.30 $10.37 $11.60 $11.97 $12.21 $11.58
Total return
d
....................... 0.72% (8.38)% (1.23)% 0.01% 7.92% 3.37%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.22% 1.20% 1.21% 1.21% 1.24%
Net investment income ............... 2.76% 2.45% 1.91% 2.01% 2.22% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $27,309 $33,334 $52,654 $74,779 $104,721 $108,739
Portfolio turnover rate ................ 6.09% 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.28 $11.49 $11.85 $12.10 $11.47 $11.38
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.31 0.32 0.34 0.37
Net realized and unrealized gains (losses) (0.08) (1.22) (0.36) (0.25) 0.65 0.09
Total from investment operations ........ 0.10 (0.88) (0.05) 0.07 0.99 0.46
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.31) (0.32) (0.36) (0.37)
Net asset value, end of period .......... $10.20 $10.28 $11.49 $11.85 $12.10 $11.47
Total return
d
....................... 0.98% (7.65)% (0.47)% 0.61% 8.71% 4.12%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.54% 0.53% 0.53% 0.54% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54% 0.54%
g
0.52% 0.53%
g
0.53% 0.54%
Net investment income ............... 3.52% 3.17% 2.61% 2.70% 2.90% 3.26%
Supplemental data
Net assets, end of period (000’s) ........ $22,174 $20,620 $33,747 $30,329 $23,700 $18,929
Portfolio turnover rate ................ 6.09% 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.27 $11.49 $11.85 $12.09 $11.47 $11.38
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.33 0.31 0.32 0.34 0.37
Net realized and unrealized gains (losses) (0.07) (1.22) (0.36) (0.24) 0.63 0.09
Total from investment operations ........ 0.11 (0.89) (0.05) 0.08 0.97 0.46
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.31) (0.32) (0.35) (0.37)
Net asset value, end of period .......... $10.20 $10.27 $11.49 $11.85 $12.09 $11.47
Total return
d
....................... 1.06% (7.77)% (0.50)% 0.66% 8.59% 4.09%
Ratios to average net assets
e
Expenses
f
......................... 0.57% 0.57% 0.56% 0.56% 0.56% 0.59%
Net investment income ............... 3.48% 3.15% 2.59% 2.68% 2.87% 3.21%
Supplemental data
Net assets, end of period (000’s) ........ $68,819 $70,684 $86,643 $85,456 $82,970 $60,117
Portfolio turnover rate ................ 6.09% 26.78% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for the periods less than one year
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 813,466
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,544,000 4,539,216
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 556,522
5,095,738
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,565,581
Missouri 89.3%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,592,678
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,693,108
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 1,805,392
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 1,916,143
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,024,629
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 5,771,660
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,885,616
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 3,010,000 2,652,717
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 2,111,091
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 8,730,000 7,492,465
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 7,110,000 7,166,630
Cape Girardeau County School District No. R-2 , GO , 2018 , 5% , 3/01/38 ..........
2,195,000 2,336,670
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 408,154
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 952,799
City of Harrisonville ,
COP, 2023 A, Refunding, 4.375%, 3/01/43 ............................... 1,000,000 956,012
COP, 2023 A, Refunding, 4.5%, 3/01/48 ................................. 2,000,000 1,900,688
COP, 2023 A, Refunding, 4.625%, 3/01/53 ............................... 2,000,000 1,907,471
City of Kansas City ,
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,526,306
Sanitary Sewer System, Revenue, 2023 A, 4%, 1/01/48 ..................... 5,000,000 4,764,119
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 4,836,977
Water, Revenue, 2023 A, 4%, 12/01/47 ................................. 2,120,000 2,014,627
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,836,025
City of Republic ,
Revenue, 2022, 3%, 5/01/47 ......................................... 5,000,000 3,501,475
Revenue, 2023, 4.5%, 5/01/41 ........................................ 1,000,000 976,737
Revenue, 2023, 4.5%, 5/01/44 ........................................ 1,000,000 965,937
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 503,681
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 1,200,000 1,017,730
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,257,845
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 14,680,900
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,136,282
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/35 ............. 1,000,000 1,035,699
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 2,125,000 2,190,014
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 1,810,613

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/36 ............................................. $ 1,540,000 $ 1,395,206
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,646,850
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 473,972
COP, 2021, 3%, 3/01/41 ............................................. 400,000 323,965
County of Jackson ,
Revenue, 2023 A, 4.25%, 12/01/53 .................................... 2,660,000 2,471,554
Revenue, 2023 A, 5.25%, 12/01/58 .................................... 2,500,000 2,620,832
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,012,566
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,359,318
Hannibal Board of Public Works ,
COP, 2022, 3.625%, 4/01/44 ......................................... 1,000,000 798,705
COP, 2022, 3.75%, 4/01/47 .......................................... 1,000,000 799,353
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,556,390
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,177,844
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 13,000,000 9,136,136
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,759,833
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/34 ........ 3,200,000 3,257,010
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 6,690,000 6,736,468
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 4,654,214
Kansas City University, Revenue, 2017 A, 5%, 6/01/42 ...................... 2,800,000 2,937,366
Kansas City University, Revenue, 2017 A, 5%, 6/01/47 ...................... 4,875,000 5,093,917
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 1,475,596
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 1,496,876
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 3,644,066
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 3,719,657
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 10,763,757
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,004,606
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,672,829
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/33 ........................................................ 1,730,000 1,602,608
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 379,702
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/30 ........ 2,035,000 1,938,499
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/42 ........ 9,900,000 8,264,970
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 4,884,157
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 3,893,306
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 4,134,450
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 4,324,653
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.125%, 6/15/38 ... 2,300,000 1,788,711
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.375%, 6/15/45 ... 1,000,000 720,395
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 7,518,555
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,098,433
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 6,915,986
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/42 ................... 9,720,000 9,867,875
Mercy Health, Revenue, 2017 C, Refunding, 4%, 11/15/47 ................... 10,000,000 9,112,826
Mercy Health, Revenue, 2020, 4%, 6/01/53 .............................. 2,000,000 1,777,649
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 3,519,367
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 13,500,000 13,638,321
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 5,500,000 5,626,916

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
St. Louis University, Revenue, 2017 A, 5%, 10/01/42 ....................... $ 9,200,000 $ 9,499,138
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 5,800,000 5,960,165
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 6,029,668
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,056,622
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,039,120
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,238,253
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,002,090
Howard Bend Levee District ,
Special Tax, 2021, 2.75%, 3/01/31 ..................................... 400,000 343,897
Special Tax, 2021, 3%, 3/01/36 ....................................... 500,000 405,498
Special Tax, 2021, 3.125%, 3/01/41 .................................... 1,000,000 764,240
Special Tax, 2022, 3.375%, 3/01/32 .................................... 75,000 66,151
Special Tax, 2022, 3.5%, 3/01/37 ...................................... 175,000 146,262
Special Tax, 2022, 3.625%, 3/01/42 .................................... 200,000 159,506
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,154,147
Jefferson County School District No. R-VI ,
Festus, COP, 2021 B, 3%, 4/01/42 ..................................... 500,000 381,448
Festus, COP, 2021 B, 3%, 4/01/44 ..................................... 1,500,000 1,103,794
Festus, COP, 2021 B, 2.375%, 4/01/46 .................................. 2,000,000 1,328,758
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,007,989
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,019,705
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,004,125
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 9,000,000 9,149,710
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,043,545
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 31,770,000 32,133,738
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 10,900,000 9,535,556
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 101,379
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,508,667
Metropolitan St. Louis Sewer District ,
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 25,503,088
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 15,000,000 15,549,858
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/30 ............... 930,000 957,202
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,067,575
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 456,523
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 446,813
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 1,791,035
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 9,445,000 7,636,784
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,279,989
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis,
Revenue, 2022, 5.25%, 5/01/55 ..................................... 2,500,000 2,632,970
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 820,000 809,919
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,045,000 2,605,211
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,010,000 1,497,525
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 2,715,000 2,082,371
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 1,160,000 839,644
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 7,220,000 5,239,355
Revenue, 2022 A, GNMA Insured, 3%, 11/01/37 ........................... 1,295,000 1,123,249
Revenue, 2022 A, GNMA Insured, 3.125%, 11/01/42 ....................... 3,425,000 2,780,156
Revenue, 2022 C, GNMA Insured, 4.3%, 11/01/47 ......................... 1,995,000 1,905,066
Revenue, 2022 C, GNMA Insured, 4.35%, 11/01/52 ........................ 2,490,000 2,293,090
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project, Revenue, 2015 A, Refunding, 5%, 12/01/35 .................. 7,335,000 7,453,834

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, (continued)
MoPEP 1 Pool Fund, Revenue, 2018, 5%, 12/01/43 ........................ $ 2,000,000 $ 2,036,519
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/33 ................ 5,500,000 5,564,403
Prairie State Project, Revenue, 2016 A, Refunding, 5%, 12/01/40 .............. 27,950,000 28,283,519
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,423,634
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 4,521,847
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 1,430,808
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,152,239
Poplar Bluff Regional Transportation Development District ,
Sales Tax, Revenue, 2023 B, Refunding, 3.375%, 12/01/31 .................. 2,000,000 1,894,741
Sales Tax, Revenue, 2023 B, Refunding, 4%, 12/01/37 ...................... 2,600,000 2,437,591
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ......................
1,470,000 1,421,107
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,633,257
Southeast Missouri State University , Revenue , 2020 , Refunding , 4% , 4/01/40 ......
5,075,000 4,720,159
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ...................
2,000,000 1,930,905
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,784,764
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,364,560
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,000,212
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 6,076,323
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 2,528,282
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 2,611,453
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 6,385,000 4,394,600
City of St. Louis, Revenue, 2022 C, 5%, 6/01/36 ........................... 2,025,000 2,078,061
City of St. Louis, Revenue, 2022 C, 5%, 6/01/41 ........................... 2,000,000 1,988,624
City of St. Louis, Revenue, 2022 C, 5.125%, 6/01/46 ....................... 2,600,000 2,590,112
St. Louis Municipal Finance Corp. ,
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/45 ............... 2,685,000 2,767,440
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/49 ............... 5,175,000 5,267,915
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,617,075
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 6,719,484
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ...........
4,000,000 3,815,888
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 300,000 273,829
630,088,934
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,364,679
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,497,417
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,492,970
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 3,200,000 1,999,544
4,989,931

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 1.0%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 2,000,000 $ 2,015,798
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 1,765,762
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 349,388
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 480,799
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,363,861
6,975,608
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,497,251
Wisconsin 1.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,470,603
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,250,000 2,561,555
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 1,500,000 1,457,573
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,900,000 4,902,499
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,446,668
11,838,898
U.S. Territories 4.6%
Guam 0.8%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,763,073
Puerto Rico 3.8%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.25%, 7/01/33 .................................... 1,000,000 1,002,359
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 6,200,000 6,248,284
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 5,205,000 5,189,100
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 500,000 503,894
Puerto Rico Electric Power Authority ,
b,c
Revenue, 6%, 7/01/41 .............................................. 527,626 527,626
b,c
Revenue, 7.125%, 7/01/59 ........................................... 2,562,442 2,562,442
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,720,318
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 4,690,000 1,289,750
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 165,992 163,710
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 107,872 69,442
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 184,525 116,943
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 1,404,000 1,316,221
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 6,000,000 5,822,433
26,532,522
Total U.S. Territories .................................................................... 32,295,595
Total Municipal Bonds (Cost $750,774,369) .....................................
697,525,681

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
b,e
Puerto Rico Electric Power Authority ..................................... 238,252 $ 190,602
Total Escrows and Litigation Trusts (Cost $–) ...................................
190,602
Total Long Term Investments (Cost $750,774,369) ...............................
697,716,283
a
a a a a
Short Term Investments 0.3%
Principal
Amount
Municipal Bonds 0.3%
Missouri 0.3%
f
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 4% ,
3/01/40 ......................................................... $ 1,900,000 1,900,000
Total Municipal Bonds (Cost $1,900,000) .......................................
1,900,000
Total Short Term Investments (Cost $1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $752,674,369) 99.2% ...................................
$699,616,283
Other Assets, less Liabilities 0.8% .............................................
5,727,236
Net Assets 100.0% ...........................................................
$705,343,519
See Abbreviations on page 129 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $25,449,515, representing 3.6% of net assets.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $11.31 $11.62 $11.84 $11.30 $11.26
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.24 0.21 0.27 0.28 0.15
Net realized and unrealized gains (losses) (0.04) (1.07) (0.31) (0.23) 0.56 0.04
Total from investment operations ........ 0.09 (0.83) (0.10) 0.04 0.84 0.19
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.21) (0.26) (0.30) (0.15)
Net asset value, end of period .......... $10.21 $10.25 $11.31 $11.62 $11.84 $11.30
Total return
e
....................... 0.87% (7.31)% (0.89)% 0.38% 7.50% 1.77%
Ratios to average net assets
f
Expenses
g
........................ 0.84% 0.84% 0.82% 0.81% 0.82% 0.83%
Net investment income ............... 2.52% 2.26% 1.81% 2.27% 2.48% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $133,094 $133,789 $167,474 $145,847 $101,981 $49,192
Portfolio turnover rate ................ 7.02% 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $11.31 $11.62 $11.84 $11.30 $11.28
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.23 0.29 0.30 0.34
Net realized and unrealized gains (losses) (0.05) (1.06) (0.31) (0.23) 0.56 0.03
Total from investment operations ........ 0.09 (0.81) (0.08) 0.06 0.86 0.37
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.23) (0.28) (0.32) (0.35)
Net asset value, end of period .......... $10.20 $10.25 $11.31 $11.62 $11.84 $11.30
Total return
d
....................... 0.85% (7.17)% (0.65)% 0.44% 7.66% 3.32%
Ratios to average net assets
e
Expenses
f
......................... 0.69% 0.69% 0.67% 0.67% 0.67% 0.68%
Net investment income ............... 2.66% 2.41% 1.97% 2.44% 2.63% 3.01%
Supplemental data
Net assets, end of period (000’s) ........ $312,748 $339,756 $462,916 $521,406 $567,825 $577,052
Portfolio turnover rate ................ 7.02% 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.42 $11.49 $11.81 $12.04 $11.49 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.19 0.17 0.22 0.24 0.28
Net realized and unrealized gains (losses) (0.05) (1.07) (0.33) (0.23) 0.56 0.03
Total from investment operations ........ 0.06 (0.88) (0.16) (0.01) 0.80 0.31
Less distributions from:
Net investment income .............. (0.11) (0.19) (0.16) (0.22) (0.25) (0.28)
Net asset value, end of period .......... $10.37 $10.42 $11.49 $11.81 $12.04 $11.49
Total return
d
....................... 0.55% (7.66)% (1.36)% (0.11)% 7.07% 2.78%
Ratios to average net assets
e
Expenses
f
......................... 1.23% 1.23% 1.21% 1.21% 1.22% 1.23%
Net investment income ............... 2.06% 1.81% 1.40% 1.87% 2.08% 2.46%
Supplemental data
Net assets, end of period (000’s) ........ $23,697 $27,303 $42,794 $63,485 $90,244 $105,371
Portfolio turnover rate ................ 7.02% 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $11.30 $11.61 $11.84 $11.29 $11.27
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.25 0.30 0.32 0.35
Net realized and unrealized gains (losses) (0.04) (1.07) (0.31) (0.23) 0.56 0.03
Total from investment operations ........ 0.11 (0.80) (0.06) 0.07 0.88 0.38
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.25) (0.30) (0.33) (0.36)
Net asset value, end of period .......... $10.20 $10.24 $11.30 $11.61 $11.84 $11.29
Total return
d
....................... 1.02% (7.05)% (0.60)% 0.57% 7.90% 3.45%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.54% 0.54% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55%
g
0.55% 0.53% 0.53% 0.54% 0.54%
Net investment income ............... 2.81% 2.56% 2.10% 2.56% 2.76% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $19,484 $20,233 $23,000 $17,426 $10,948 $7,776
Portfolio turnover rate ................ 7.02% 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $11.31 $11.62 $11.84 $11.30 $11.28
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.24 0.30 0.31 0.35
Net realized and unrealized gains (losses) (0.04) (1.06) (0.31) (0.23) 0.56 0.03
Total from investment operations ........ 0.10 (0.80) (0.07) 0.07 0.87 0.38
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.24) (0.29) (0.33) (0.36)
Net asset value, end of period .......... $10.21 $10.25 $11.31 $11.62 $11.84 $11.30
Total return
d
....................... 1.00% (7.08)% (0.64)% 0.63% 7.77% 3.42%
Ratios to average net assets
e
Expenses
f
......................... 0.59% 0.59% 0.57% 0.57% 0.57% 0.58%
Net investment income ............... 2.77% 2.52% 2.06% 2.53% 2.73% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $111,045 $115,439 $132,919 $121,041 $105,851 $84,506
Portfolio turnover rate ................ 7.02% 16.87% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,559,353
Total Corporate Bonds (Cost $1,600,000) .......................................
1,559,353
Municipal Bonds 97.6%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,300,000 1,881,569
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,680,000 3,831,806
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 982,097
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,079,688
7,893,591
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 501,523
State of Illinois ,
GO, 2016, 5%, 11/01/34 ............................................. 1,100,000 1,120,055
GO, 2021 A, 5%, 3/01/33 ............................................ 2,000,000 2,169,887
3,791,465
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 5,600,000 3,649,762
New Jersey 1.1%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 973,354
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,900,000 2,990,368
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 364,921
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,290,000 1,336,729
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 1,000,000 938,466
6,603,838
New York 1.5%
Metropolitan Transportation Authority ,
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,460,630
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,325,000 4,790,070
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 3,000,000 2,806,420
9,057,120
North Carolina 84.8%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
3,070,000 3,021,653
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 20,309,348
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,307,470
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 1,911,591
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 8,680,572
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 4,460,000 4,629,080
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,163,826
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/36 ......................... 1,790,000 1,809,730
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... 6,000,000 5,944,190
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/40 ......................... 9,030,000 8,880,049
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 2,410,000 2,353,312
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/38 .............. 4,150,000 4,152,515

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. $ 500,000 $ 339,024
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 3,966,076
City of Greensboro , Combined Water & Sewer System , Revenue , 2020 A , Refunding ,
4% , 6/01/45 ...................................................... 4,500,000 4,419,180
City of Raleigh ,
GO, 2023 A, Refunding, 5%, 4/01/41 ................................... 1,775,000 1,974,930
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 3,000,000 2,946,245
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,019,548
Combined Enterprise System, Revenue, 2023, Refunding, 4%, 9/01/53 ......... 9,305,000 8,942,614
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,055,658
City of Winston-Salem ,
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,367,002
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 9,734,258
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,551,109
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 391,719
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 320,944
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 492,638
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 207,315
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 367,795
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 512,796
GO, 2019, 4%, 6/01/37 ............................................. 450,000 457,778
GO, 2019, 4%, 6/01/39 ............................................. 700,000 700,323
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 862,579
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 718,316
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ...............................
1,000,000 996,042
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,106,211
County of Johnston , Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 .........
1,150,000 1,088,782
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 341,475
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 391,276
County of Mecklenburg , GO , 2017 A , 4% , 4/01/30 ...........................
5,000,000 5,155,369
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 805,745
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 647,568
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 3,802,245
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,373,040
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 14,577,058
County of Union , Enterprise System , Revenue , 2021 , 4% , 6/01/32 ...............
1,050,000 1,113,281
County of Wake ,
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 8,702,150
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,115,149
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,416,581
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... 2,500,000 2,606,934
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,700,000 1,724,073
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 413,246
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 520,855
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 576,599
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 526,847

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, (continued)
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... $ 1,855,000 $ 1,964,238
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/32 .......... 1,000,000 1,055,500
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 1,670,000 1,756,820
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 715,185
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 342,463
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 14,063,745
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ................. 2,500,000 2,602,525
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 7,500,000 7,783,226
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 4,961,125
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 11,395,978
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 2,000,000 2,030,884
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 1,000,000 1,012,714
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,291,051
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,053,780
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,405,722
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,139,629
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 10,000,000 9,284,164
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 14,049,373
North Carolina Central University ,
Revenue, 2019, AGMC Insured, 5%, 4/01/44 ............................. 1,575,000 1,644,344
Revenue, 2019, 4%, 4/01/49 ......................................... 1,000,000 866,366
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,195,000 3,857,888
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 6,435,000 5,967,046
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 750,000 600,345
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,035,000 2,410,561
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,660,000 2,101,650
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 4,715,000 3,938,558
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,170,000 1,687,114
Revenue, 44, 3%, 7/01/46 ........................................... 2,740,000 2,083,023
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,805,000 1,256,224
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,100,000 1,799,267
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 975,000 827,811
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,680,489
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 6,592,533
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,277,369
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 723,274
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 170,597
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 173,832
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 773,878
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,333,932
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,288,703
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,190,083
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,003,796
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 6,115,000 5,764,739
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 6,640,000 6,166,555
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/34 ........ 2,050,000 2,060,134
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 4,615,233
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 818,083
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 2,518,054
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,075,118
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 821,806
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 4,220,000 4,115,201
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,066,523
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,339,927

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ $ 4,000,000 $ 3,568,441
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/37 ........................................ 200,000 206,212
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 4,999,958
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,068,467
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,319,374
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 127,289
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 309,035
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 469,414
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 527,114
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 372,100
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 835,000 779,953
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,518,969
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 10,006,272
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 9,725,775
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,464,357
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 1,952,923
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 1,957,370
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,373,235
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,640,917
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,384,102
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,172,511
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,051,012
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 15,801,008
Revenue, Senior Lien, 2019, 4%, 1/01/55 ................................ 5,000,000 4,496,555
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 358,926
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 564,714
Revenue, 2020 A, Refunding, 5%, 5/01/36 ............................... 2,580,000 2,733,783
State of North Carolina ,
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,784,677
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,834,503
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,849,353
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 7,914,950
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,061,930
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,403,912
Revenue, 2021 B, Refunding, 5%, 12/01/37 .............................. 2,180,000 2,429,279
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,334,251
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 2,850,000 3,061,246
University of North Carolina Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/45 . 4,010,000 4,343,838
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,049,056
Revenue, 2017, 5%, 10/01/47 ........................................ 7,500,000 7,770,730
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,232,895
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 287,795
University of North Carolina at Greensboro ,
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,216,598
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,004,919
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 2,623,610

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
$ 3,000,000 $ 3,041,539
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,027
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 902,062
Revenue, 2020 B, 4%, 4/01/50 ........................................ 5,000,000 4,729,202
509,016,045
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,260,983
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,257,238
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,874,674
4,392,895
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,483,240
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 189,665
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 188,653
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,068,379
3,929,937
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,260,843
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,238,403
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,200,000 4,202,142
5,440,545
U.S. Territories 4.9%
Guam 0.8%
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5.25%, 10/01/30 ............................ 750,000 758,947
Revenue, 2023 A, Refunding, 5.125%, 10/01/34 ........................... 390,000 387,052
Revenue, 2023 A, Refunding, 5.25%, 10/01/35 ............................ 265,000 262,238
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,190,095
4,598,332
Puerto Rico 4.1%
Commonwealth of Puerto Rico ,
c
GO, FRN, Zero Cpn., 11/01/43 ........................................ 110,346 56,966
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 25,850 26,960
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 26,907
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 24,701 26,716
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 21,933
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 19,350
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 16,258
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 21,245
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 21,271
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 3,797 3,659
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 30,143 18,366

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... $ 2,000,000 $ 1,993,891
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 300,000 302,336
Puerto Rico Electric Power Authority ,
a,d
Revenue, 6%, 7/01/41 .............................................. 462,937 462,937
a,d
Revenue, 7.125%, 7/01/59 ........................................... 2,248,276 2,248,276
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,474,558
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 4,120,000 1,133,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 596,256 588,058
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 387,485 249,443
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 662,828 420,067
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 471,493
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 193,802
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 12,890,000 12,508,527
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 2,000,000 1,899,211
24,205,230
Total U.S. Territories .................................................................... 28,803,562
Total Municipal Bonds (Cost $629,964,232) .....................................
585,721,172
Shares
Escrows and Litigation Trusts 0.0%
†
a,f
Puerto Rico Electric Power Authority ..................................... 209,296 167,437
Total Escrows and Litigation Trusts (Cost $–) ...................................
167,437
Total Long Term Investments (Cost $631,564,232) ...............................
587,447,962
a
a a a a
Short Term Investments 1.0%
Principal
Amount
Municipal Bonds 1.0%
North Carolina 1.0%
g
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 4%, 1/15/37 ............................ 800,000 800,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 4%, 1/15/48 .................................... 5,400,000 5,400,000
6,200,000
Total Municipal Bonds (Cost $6,200,000) .......................................
6,200,000
Total Short Term Investments (Cost $6,200,000 ) .................................
6,200,000
a
Total Investments (Cost $637,764,232) 98.9% ...................................
$593,647,962
Other Assets, less Liabilities 1.1% .............................................
6,419,118
Net Assets 100.0% ...........................................................
$600,067,080

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
See Abbreviations on page 129 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $21,100,211, representing 3.5% of net assets.
c
The coupon rate shown represents the rate at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.72 $10.79 $11.13 $11.42 $10.92 $10.87
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.23 0.19 0.22 0.28 0.15
Net realized and unrealized gains (losses) (0.05) (1.08) (0.34) (0.29) 0.52 0.05
Total from investment operations ........ 0.08 (0.85) (0.15) (0.07) 0.80 0.20
Less distributions from:
Net investment income .............. (0.13) (0.22) (0.19) (0.22) (0.30) (0.15)
Net asset value, end of period .......... $9.67 $9.72 $10.79 $11.13 $11.42 $10.92
Total return
e
....................... 0.79% (7.85)% (1.38)% (0.58)% 7.40% 1.90%
Ratios to average net assets
f
Expenses
g
........................ 0.86% 0.86% 0.84% 0.84% 0.84% 0.84%
Net investment income ............... 2.59% 2.28% 1.71% 1.97% 2.54% 3.01%
Supplemental data
Net assets, end of period (000’s) ........ $83,408 $87,137 $108,135 $107,395 $77,058 $39,565
Portfolio turnover rate ................ 6.63% 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.72 $10.79 $11.12 $11.42 $10.91 $10.91
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.24 0.21 0.24 0.30 0.34
Net realized and unrealized gains (losses) (0.05) (1.07) (0.33) (0.30) 0.52 —
d
Total from investment operations ........ 0.09 (0.83) (0.12) (0.06) 0.82 0.34
Less distributions from:
Net investment income .............. (0.14) (0.24) (0.21) (0.24) (0.31) (0.34)
Net asset value, end of period .......... $9.67 $9.72 $10.79 $11.12 $11.42 $10.91
Total return
e
....................... 0.87% (7.71)% (1.15)% (0.52)% 7.66% 3.22%
Ratios to average net assets
f
Expenses
g
........................ 0.71% 0.71% 0.69% 0.69% 0.69% 0.69%
Net investment income ............... 2.74% 2.42% 1.86% 2.15% 2.69% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $221,182 $235,354 $316,275 $353,874 $398,547 $402,739
Portfolio turnover rate ................ 6.63% 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.89 $10.98 $11.32 $11.62 $11.10 $11.09
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.18 0.15 0.18 0.24 0.29
Net realized and unrealized gains (losses) (0.05) (1.09) (0.34) (0.30) 0.54 —
d
Total from investment operations ........ 0.06 (0.91) (0.19) (0.12) 0.78 0.29
Less distributions from:
Net investment income .............. (0.11) (0.18) (0.15) (0.18) (0.26) (0.28)
Net asset value, end of period .......... $9.84 $9.89 $10.98 $11.32 $11.62 $11.10
Total return
e
....................... 0.57% (8.27)% (1.76)% (1.05)% 7.07% 2.68%
Ratios to average net assets
f
Expenses
g
........................ 1.25% 1.25% 1.23% 1.24% 1.24% 1.24%
Net investment income ............... 2.13% 1.80% 1.27% 1.58% 2.14% 2.61%
Supplemental data
Net assets, end of period (000’s) ........ $10,541 $12,400 $20,687 $38,151 $52,357 $62,041
Portfolio turnover rate ................ 6.63% 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.72 $10.80 $11.13 $11.43 $10.92 $10.91
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.22 0.25 0.32 0.36
Net realized and unrealized gains (losses) (0.05) (1.09) (0.32) (0.29) 0.52 0.01
Total from investment operations ........ 0.09 (0.83) (0.10) (0.04) 0.84 0.37
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.23) (0.26) (0.33) (0.36)
Net asset value, end of period .......... $9.67 $9.72 $10.80 $11.13 $11.43 $10.92
Total return
d
....................... 0.94% (7.66)% (1.00)% (0.38)% 7.80% 3.44%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.58% 0.56% 0.57% 0.56% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.57%
g
0.56% 0.55% 0.55% 0.55% 0.55%
Net investment income ............... 2.88% 2.61% 2.00% 2.27% 2.83% 3.30%
Supplemental data
Net assets, end of period (000’s) ........ $9,450 $6,243 $7,778 $6,812 $5,829 $4,947
Portfolio turnover rate ................ 6.63% 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.73 $10.80 $11.13 $11.43 $10.92 $10.92
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.22 0.25 0.31 0.35
Net realized and unrealized gains (losses) (0.05) (1.07) (0.33) (0.30) 0.53 0.01
Total from investment operations ........ 0.09 (0.82) (0.11) (0.05) 0.84 0.36
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.22) (0.25) (0.33) (0.36)
Net asset value, end of period .......... $9.68 $9.73 $10.80 $11.13 $11.43 $10.92
Total return
d
....................... 0.92% (7.61)% (1.05)% (0.42)% 7.76% 3.32%
Ratios to average net assets
e
Expenses
f
......................... 0.61% 0.61% 0.59% 0.59% 0.59% 0.59%
Net investment income ............... 2.84% 2.54% 1.96% 2.23% 2.79% 3.26%
Supplemental data
Net assets, end of period (000’s) ........ $109,146 $111,733 $138,033 $128,837 $109,844 $84,880
Portfolio turnover rate ................ 6.63% 22.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 818,073
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 3,456,000 2,829,641
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 720,205
3,549,846
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,504,568
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,039,504
2,544,072
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 3,460,000 3,702,060
Revenue, 2022 A, 4%, 6/15/41 ........................................ 1,000,000 967,270
4,669,330
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,228,539
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 945,737
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 942,928
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,499,740
3,388,405
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,130,088
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 228,356
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 253,573
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,551,284
3,163,301
Virginia 81.1%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,098,537
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,137,638
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,074,722
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,221,329
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,404,954
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 2,339,987
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 4,218,674
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 975,000 1,008,369

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority, (continued)
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ $ 2,450,000 $ 2,247,477
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 1,840,852
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 8,917,028
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 932,964
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 3,654,665
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,705,686
City of Norfolk ,
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,238,335
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,208,604
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/33 ........
10,000,000 10,369,888
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,710,000 2,882,404
GO, 2022 A, 5%, 6/01/52 ............................................ 2,445,000 2,652,857
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,090,633
County of Fairfax ,
GO, 2023 A, 4%, 10/01/40 ........................................... 3,000,000 2,991,525
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 2,922,564
Sewer, Revenue, 2021 A, 5%, 7/15/46 .................................. 2,500,000 2,702,181
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,254,518
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,025,120
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,511,813
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,655,437
Revenue, 2017, Refunding, 5%, 4/01/46 ................................. 5,000,000 5,184,706
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,191,779
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 4,505,650
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,380,793
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 12,455,248
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 9,495,000 9,888,553
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... 5,505,000 5,955,038
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 4,236,750
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 4,885,000 5,146,921
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 500,000 449,537
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/45 ....................................................... 725,000 629,115
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/50 ....................................................... 1,500,000 1,260,813
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,141,358
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/52 .. 5,000,000 4,971,290

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ $ 685,000 $ 595,746
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 921,859
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 1,795,318
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,187,220
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,556,212
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,521,928
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,073,553
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,337,461
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 6,305,000 5,311,795
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,217,284
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 502,015
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/39 ................ 1,750,000 1,725,479
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 837,757
Revenue, 2019, 5%, 7/01/43 ......................................... 5,600,000 5,815,635
Northern Virginia Transportation Commission , Commuter Rail Operating & Capital
Fund , Revenue , 2022 , 5% , 6/01/47 .................................... 1,750,000 1,882,067
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,071,621
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,373,305
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 898,094
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,373
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,257,029
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,607,078
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 1,974,367
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,130,286
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 78,923
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,143,790
Revenue, 2023 B, Refunding, 5%, 2/01/32 ............................... 6,000,000 6,890,099
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 631,698
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 305,772
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 384,167
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 772,787
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,167,678
Regent University, Revenue, 2021, Refunding, 4%, 6/01/36 .................. 2,750,000 2,581,225
Regent University, Revenue, 2021, Refunding, 3%, 6/01/41 .................. 4,800,000 3,559,269
Regent University, Revenue, 2021, Refunding, 4%, 6/01/46 .................. 3,725,000 3,105,186
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,375,146
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,193,192
Revenue, 2022, Refunding, 4%, 5/15/36 ................................. 5,000,000 5,144,876
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 3,323,194
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,279,527
Virginia Public School Authority ,
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 5,759,046

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Public School Authority, (continued)
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... $ 5,795,000 $ 6,024,221
Virginia Resources Authority ,
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,309,362
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 2,255,000 2,286,042
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 8,072,720
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 6,056,417
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 4,509,637
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 6,000,000 6,021,596
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 6,804,057
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 5,000,000 5,013,424
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/52 ... 4,600,000 4,585,630
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,038,108
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,165,094
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 5,977,715
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/37 .................................................... 2,750,000 2,564,786
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 2,250,000 1,848,265
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 3,973,494
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 6,000,000 5,914,034
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 2,730,000 2,668,455
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 1,878,516
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,033,989
351,700,931
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 945,632
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 928,802
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 3,100,000 3,101,581
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 964,445
4,994,828
U.S. Territories 11.1%
District of Columbia 8.0%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2021 A, Refunding, 5%, 10/01/46 ....................... 5,000,000 5,142,599
Aviation, Revenue, 2023 A, Refunding, 5.25%, 10/01/48 ..................... 4,000,000 4,197,043
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 10,000,000 9,180,141
Washington Metropolitan Area Transit Authority ,
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 3,145,000 3,335,508
Dedicated, Revenue, 2021 A, 5%, 7/15/41 ............................... 7,530,000 8,133,037
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 2,000,000 2,119,878
Dedicated, Revenue, 2023 A, 5%, 7/15/43 ............................... 2,500,000 2,719,934
34,828,140

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 3.1%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
$ 1,600,000 $ 1,595,112
Puerto Rico Electric Power Authority ,
b,c
Revenue, 6%, 7/01/41 .............................................. 330,490 330,490
b,c
Revenue, 7.125%, 7/01/59 ........................................... 1,605,043 1,605,043
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,671,166
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,040,000 286,000
d
Revenue, XX, 5.25%, 7/01/40 ........................................ 1,900,000 522,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 103,451 102,028
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 67,229 43,279
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 115,001 72,882
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 449,469
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 181,619
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 6,400,000 5,999,869
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 500,000 485,203
13,344,660
Total U.S. Territories .................................................................... 48,172,800
Total Municipal Bonds (Cost $463,363,377) .....................................
425,175,757
Shares
Escrows and Litigation Trusts 0.0%
†
b,e
Puerto Rico Electric Power Authority ..................................... 149,352 119,482
Total Escrows and Litigation Trusts (Cost $–) ...................................
119,482
Total Long Term Investments (Cost $463,363,377) ...............................
425,295,239
a
a a a a
Short Term Investments 0.2%
Principal
Amount
Municipal Bonds 0.2%
Virginia 0.2%
f
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.93% ,
10/01/48 ........................................................ 1,000,000 1,000,000
Total Municipal Bonds (Cost $1,000,000) .......................................
1,000,000
Total Short Term Investments (Cost $1,000,000 ) .................................
1,000,000
a
Total Investments (Cost $464,363,377) 98.3% ...................................
$426,295,239
Other Assets, less Liabilities 1.7% .............................................
7,432,191
Net Assets 100.0% ...........................................................
$433,727,430

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
See Abbreviations on page 129 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $11,787,514, representing 2.7% of net assets.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $202,798,608 $351,046,762 $299,973,062 $332,097,434
Value - Unaffiliated issuers ............... $186,413,327 $322,100,357 $275,883,161 $313,475,261
Cash ................................. 1,604,269 3,895,861 2,193 447,308
Receivables:
Capital shares sold ..................... 36,772 23,477 18,739 121,390
Interest .............................. 2,367,127 3,465,564 3,560,580 3,322,318
Total assets ....................... 190,421,495 329,485,259 279,464,673 317,366,277
Liabilities:
Payables:
Investment securities purchased ........... — 1,432,901 539,705 1,248,206
Capital shares redeemed ................ 308,720 455,827 676,897 754,342
Management fees ...................... 69,300 144,853 126,068 138,859
Distribution fees ....................... 22,986 40,088 33,028 39,896
Transfer agent fees ..................... 24,700 49,860 39,305 48,691
Professional fees ...................... 25,878 18,146 22,862 19,154
Trustees' fees and expenses .............. 1,505 1,436 1,411 1,389
Distributions to shareholders .............. 37,713 93,736 31,971 99,522
Accrued expenses and other liabilities ........ 20,115 13,540 13,212 26,065
Total liabilities ...................... 510,917 2,250,387 1,484,459 2,376,124
Net assets, at value .............. $189,910,578 $327,234,872 $277,980,214 $314,990,153
Net assets consist of:
Paid-in capital .......................... $222,036,304 $390,292,309 $330,189,110 $385,896,871
Total distributable earnings (losses) .......... (32,125,726) (63,057,437) (52,208,896) (70,906,718)
Net assets, at value .............. $189,910,578 $327,234,872 $277,980,214 $314,990,153

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $42,428,352 $73,196,738 $60,758,373 $85,969,497
Shares outstanding ..................... 4,311,710 7,092,755 6,139,007 8,861,381
Net asset value per share
a
............... $9.84 $10.32 $9.90 $9.70
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $10.22 $10.72 $10.29 $10.08
Class A1:
Net assets, at value .................... $119,609,663 $179,020,085 $163,877,882 $154,795,246
Shares outstanding ..................... 12,169,710 17,347,930 16,567,225 15,951,513
Net asset value per share
a
............... $9.83 $10.32 $9.89 $9.70
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $10.21 $10.72 $10.28 $10.08
Class C:
Net assets, at value .................... $6,572,841 $15,964,358 $10,802,029 $15,363,293
Shares outstanding ..................... 659,850 1,523,858 1,074,239 1,551,017
Net asset value and maximum offering price per
share
a
............................... $9.96 $10.48 $10.06 $9.91
Class R6:
Net assets, at value .................... $1,653,145 $10,957,034 $6,031,986 $13,134,664
Shares outstanding ..................... 168,168 1,061,630 609,674 1,351,373
Net asset value and maximum offering price per
share ............................... $9.83 $10.32 $9.89 $9.72
Advisor Class:
Net assets, at value .................... $19,646,577 $48,096,657 $36,509,944 $45,727,453
Shares outstanding ..................... 1,998,703 4,658,573 3,689,084 4,706,746
Net asset value and maximum offering price per
share ............................... $9.83 $10.32 $9.90 $9.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $752,674,369 $637,764,232 $464,363,377
Value - Unaffiliated issuers ................................ $699,616,283 $593,647,962 $426,295,239
Cash .................................................. 57,825 1,844,837 5,656,305
Receivables:
Investment securities sold ................................. — 1,944,980 5,173,700
Capital shares sold ...................................... 133,436 210,635 54,643
Interest ............................................... 10,317,039 6,982,337 4,865,833
Total assets ........................................ 710,124,583 604,630,751 442,045,720
Liabilities:
Payables:
Investment securities purchased ............................ 2,964,094 2,600,684 7,040,427
Capital shares redeemed ................................. 1,154,307 1,403,516 614,166
Management fees ....................................... 287,230 248,709 184,754
Distribution fees ........................................ 87,488 68,282 42,526
Transfer agent fees ...................................... 74,153 78,575 60,779
Trustees' fees and expenses ............................... 1,669 1,344 1,603
Distributions to shareholders ............................... 146,816 108,706 125,359
Accrued expenses and other liabilities ......................... 65,307 53,855 248,676
Total liabilities ....................................... 4,781,064 4,563,671 8,318,290
Net assets, at value ............................... $705,343,519 $600,067,080 $433,727,430
Net assets consist of:
Paid-in capital ........................................... $865,897,957 $756,835,538 $540,558,221
Total distributable earnings (losses) ........................... (160,554,438) (156,768,458) (106,830,791)
Net assets, at value ............................... $705,343,519 $600,067,080 $433,727,430

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $172,492,821 $133,093,939 $83,408,137
Shares outstanding ...................................... 16,917,054 13,039,090 8,624,559
Net asset value per share
a
................................ $10.20 $10.21 $9.67
Maximum offering price per share (net asset value per share ÷
96.2 5%) .............................................. $10.60 $10.61 $10.05
Class A1:
Net assets, at value ..................................... $414,548,566 $312,747,623 $221,182,084
Shares outstanding ...................................... 40,684,408 30,648,597 22,875,698
Net asset value per share
a
................................ $10.19 $10.20 $9.67
Maximum offering price per share (net asset value per share ÷
96.25%) .............................................. $10.59 $10.60 $10.05
Class C:
Net assets, at value ..................................... $27,309,242 $23,696,506 $10,540,945
Shares outstanding ...................................... 2,652,410 2,284,406 1,071,395
Net asset value and maximum offering price per share
a
........... $10.30 $10.37 $9.84
Class R6:
Net assets, at value ..................................... $22,173,868 $19,483,735 $9,450,402
Shares outstanding ...................................... 2,174,049 1,910,159 976,918
Net asset value and maximum offering price per share ........... $10.20 $10.20 $9.67
Advisor Class:
Net assets, at value ..................................... $68,819,022 $111,045,277 $109,145,862
Shares outstanding ...................................... 6,749,257 10,881,131 11,277,921
Net asset value and maximum offering price per share ........... $10.20 $10.21 $9.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $3,304,635 $6,207,335 $5,154,265 $6,413,907
Expenses:
Management fees (Note 3 a ) ................ 551,306 887,458 768,976 842,847
Distribution fees: (Note 3c )
    Class A ............................. 54,048 96,304 77,142 104,945
    Class A1 ............................ 62,778 94,037 86,218 80,708
    Class C ............................. 24,091 59,111 38,873 54,981
Transfer agent fees: (Note 3e )
    Class A ............................. 13,274 27,690 21,368 30,764
    Class A1 ............................ 38,542 67,585 59,726 59,166
    Class C ............................. 2,275 6,528 4,145 6,202
    Class R6 ............................ 355 1,604 1,031 1,627
    Advisor Class ......................... 5,990 17,658 12,949 17,117
Custodian fees (Note 4 ) ................... 587 1,066 881 946
Reports to shareholders fees ............... 7,766 10,214 10,053 10,750
Registration and filing fees ................. 7,380 7,467 6,642 10,757
Professional fees ........................ 29,854 31,574 30,368 31,343
Trustees' fees and expenses ............... 782 1,575 1,355 1,537
Other ................................. 25,445 21,006 18,508 25,491
Total expenses ...................... 824,473 1,330,877 1,138,235 1,279,181
Expense reductions (Note 4 ) ............ (587) (1,063) (881) (945)
Expenses waived/paid by affiliates (Note 3f) . (41,293) (42) (93) —
Net expenses ...................... 782,593 1,329,772 1,137,261 1,278,236
Net investment income ............. 2,522,042 4,877,563 4,017,004 5,135,671
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (527,304) (1,847,477) (219,772) (3,053,635)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (1,039,598) (641,118) (1,454,352) 1,470,366
Net realized and unrealized gain (loss) ......... (1,566,902) (2,488,595) (1,674,124) (1,583,269)
Net increase (decrease) in net assets resulting from
operations ............................... $955,140 $2,388,968 $2,342,880 $3,552,402

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $14,835,681 $10,599,186 $7,811,186
Expenses:
Management fees (Note 3 a ) ................................. 1,753,014 1,534,178 1,131,711
Distribution fees: (Note 3c )
    Class A .............................................. 215,101 170,833 108,417
    Class A1 ............................................. 217,581 167,122 116,346
    Class C .............................................. 101,462 84,284 38,221
Transfer agent fees: (Note 3e )
    Class A .............................................. 53,082 46,706 33,214
    Class A1 ............................................. 134,286 114,272 89,110
    Class C .............................................. 9,641 8,868 4,503
    Class R6 ............................................. 3,846 3,386 1,333
    Advisor Class .......................................... 22,001 38,927 43,260
Custodian fees (Note 4 ) .................................... 2,240 1,956 1,429
Reports to shareholders fees ................................ 25,468 19,707 12,960
Registration and filing fees .................................. 9,591 11,128 12,598
Professional fees ......................................... 40,198 37,490 32,334
Trustees' fees and expenses ................................ 3,953 3,445 2,302
Other .................................................. 33,179 29,802 23,431
Total expenses ....................................... 2,624,643 2,272,104 1,651,169
Expense reductions (Note 4 ) ............................. (2,216) (1,954) (1,429)
Expenses waived/paid by affiliates (Note 3f) .................. (554) (52) (56)
Net expenses ....................................... 2,621,873 2,270,098 1,649,684
Net investment income .............................. 12,213,808 8,329,088 6,161,502
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (4,256,876) (3,862,720) (2,669,138)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (1,086,557) 1,432,226 544,737
Net realized and unrealized gain (loss) .......................... (5,343,433) (2,430,494) (2,124,401)
Net increase (decrease) in net assets resulting from operations ........ $6,870,375 $5,898,594 $4,037,101

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
28
Franklin Alabama Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,522,042 $5,227,299 $4,877,563 $10,423,304
Net realized gain (loss) ............ (527,304) (550,238) (1,847,477) (7,422,368)
Net change in unrealized appreciation
(depreciation) ................. (1,039,598) (22,789,068) (641,118) (37,586,160)
Net increase (decrease) in net
assets resulting from operations . 955,140 (18,112,007) 2,388,968 (34,585,224)
Distributions to shareholders:
Class A ........................ (527,386) (1,036,037) (1,048,599) (2,112,564)
Class A1 ....................... (1,627,153) (3,431,367) (2,699,142) (5,828,544)
Class C ........................ (74,079) (188,374) (206,432) (502,522)
Class R6 ....................... (24,547) (49,965) (160,419) (363,765)
Advisor Class ................... (262,833) (447,010) (729,489) (1,495,781)
Total distributions to shareholders ..... (2,515,998) (5,152,753) (4,844,081) (10,303,176)
Capital share transactions: (Note 2 )
Class A ........................ 548,915 111,663 (2,527,898) (6,595,134)
Class A1 ....................... (5,089,786) (22,516,464) (9,165,263) (35,655,157)
Class C ........................ (1,656,727) (3,955,851) (3,555,304) (6,508,892)
Class R6 ....................... (115,609) (302,386) 672,882 (5,097,440)
Advisor Class ................... 1,538,132 449,996 9,096 (16,910,087)
Total capital share transactions ....... (4,775,075) (26,213,042) (14,566,487) (70,766,710)
Net increase (decrease) in net
assets ..................... (6,335,933) (49,477,802) (17,021,600) (115,655,110)
Net assets:
Beginning of period ................ 196,246,511 245,724,313 344,256,472 459,911,582
End of period ..................... $189,910,578 $196,246,511 $327,234,872 $344,256,472

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,017,004 $8,031,368 $5,135,671 $9,274,527
Net realized gain (loss) ............ (219,772) (3,580,288) (3,053,635) (7,975,275)
Net change in unrealized appreciation
(depreciation) ................. (1,454,352) (32,395,123) 1,470,366 (27,068,319)
Net increase (decrease) in net
assets resulting from operations . 2,342,880 (27,944,043) 3,552,402 (25,769,067)
Distributions to shareholders:
Class A ........................ (820,689) (1,519,013) (1,297,024) (2,099,584)
Class A1 ....................... (2,422,299) (5,014,939) (2,610,090) (5,014,256)
Class C ........................ (131,999) (301,203) (220,932) (432,089)
Class R6 ....................... (92,207) (181,380) (217,940) (332,637)
Advisor Class ................... (543,967) (934,723) (777,974) (1,290,745)
Total distributions to shareholders ..... (4,011,161) (7,951,258) (5,123,960) (9,169,311)
Capital share transactions: (Note 2 )
Class A ........................ 995,613 (2,619,672) 6,163,200 (2,420,595)
Class A1 ....................... (11,086,825) (36,224,345) (6,970,033) (32,972,184)
Class C ........................ (1,868,695) (5,435,907) (2,118,189) (4,587,337)
Class R6 ....................... (239,634) (942,152) 1,512,384 (902,211)
Advisor Class ................... 408,068 (1,999,978) 307,646 (5,007,484)
Total capital share transactions ....... (11,791,473) (47,222,054) (1,104,992) (45,889,811)
Net increase (decrease) in net
assets ..................... (13,459,754) (83,117,355) (2,676,550) (80,828,189)
Net assets:
Beginning of period ................ 291,439,968 374,557,323 317,666,703 398,494,892
End of period ..................... $277,980,214 $291,439,968 $314,990,153 $317,666,703

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,213,808 $24,126,661 $8,329,088 $16,531,865
Net realized gain (loss) ............ (4,256,876) (21,361,631) (3,862,720) (14,027,331)
Net change in unrealized appreciation
(depreciation) ................. (1,086,557) (77,792,805) 1,432,226 (62,079,218)
Net increase (decrease) in net
assets resulting from operations . 6,870,375 (75,027,775) 5,898,594 (59,574,684)
Distributions to shareholders:
Class A ........................ (2,760,262) (4,880,341) (1,708,629) (3,170,425)
Class A1 ....................... (7,304,075) (14,833,742) (4,427,218) (9,153,724)
Class C ........................ (431,391) (989,784) (265,984) (602,606)
Class R6 ....................... (383,609) (803,127) (309,957) (499,873)
Advisor Class ................... (1,231,579) (2,328,879) (1,566,225) (2,901,482)
Total distributions to shareholders ..... (12,110,916) (23,835,873) (8,278,013) (16,328,110)
Capital share transactions: (Note 2 )
Class A ........................ 7,496,111 (20,498,698) (102,790) (18,279,436)
Class A1 ....................... (22,151,624) (88,850,838) (25,886,452) (80,798,332)
Class C ........................ (5,860,768) (14,071,379) (3,554,904) (11,670,976)
Class R6 ....................... 1,755,726 (9,762,458) (583,051) (713,448)
Advisor Class ................... (1,367,683) (7,042,482) (3,946,877) (5,217,857)
Total capital share transactions ....... (20,128,238) (140,225,855) (34,074,074) (116,680,049)
Net increase (decrease) in net
assets ..................... (25,368,779) (239,089,503) (36,453,493) (192,582,843)
Net assets:
Beginning of period ................ 730,712,298 969,801,801 636,520,573 829,103,416
End of period ..................... $705,343,519 $730,712,298 $600,067,080 $636,520,573

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
Franklin Virginia Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,161,502 $11,886,948
Net realized gain (loss) ................................................. (2,669,138) (9,377,978)
Net change in unrealized appreciation (depreciation) ........................... 544,737 (47,552,051)
Net increase (decrease) in net assets resulting from operations ................ 4,037,101 (45,043,081)
Distributions to shareholders:
Class A ............................................................. (1,124,582) (2,065,728)
Class A1 ............................................................ (3,192,312) (6,321,400)
Class C ............................................................. (125,849) (279,197)
Class R6 ............................................................ (123,258) (156,330)
Advisor Class ........................................................ (1,605,144) (2,900,585)
Total distributions to shareholders .......................................... (6,171,145) (11,723,240)
Capital share transactions: (Note 2 )
Class A ............................................................. (3,337,460) (10,481,727)
Class A1 ............................................................ (13,135,828) (50,259,582)
Class C ............................................................. (1,821,347) (6,332,061)
Class R6 ............................................................ 3,296,348 (839,600)
Advisor Class ........................................................ (2,007,126) (13,362,192)
Total capital share transactions ............................................ (17,005,413) (81,275,162)
Net increase (decrease) in net assets ................................... (19,139,457) (138,041,483)
Net assets:
Beginning of period ..................................................... 452,866,887 590,908,370
End of period .......................................................... $433,727,430 $452,866,887

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds (Funds), seven of which are included in
this report. The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 341,403 $3,423,777 587,918 $6,185,780
Shares issued in reinvestment of distributions .......... 49,799 499,502 91,141 957,244
Shares redeemed ............................... (336,195) (3,374,364) (924,167) (9,670,922)
Net increase (decrease) .......................... 55,007 $548,915 (245,108) $(2,527,898)
Year ended February 28, 2023
Shares sold
a
................................... 1,621,324 $16,265,061 1,748,490 $18,594,349
Shares issued in reinvestment of distributions .......... 97,512 979,141 183,240 1,934,918
Shares redeemed ............................... (1,714,714) (17,132,539) (2,557,645) (27,124,401)
Net increase (decrease) .......................... 4,122 $111,663 (625,915) $(6,595,134)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 305,764 $3,054,024 122,781 $1,297,001
Shares issued in reinvestment of distributions .......... 145,671 1,459,908 227,128 2,385,701
Shares redeemed ............................... (957,286) (9,603,718) (1,224,091) (12,847,965)
Net increase (decrease) .......................... (505,851) $(5,089,786) (874,182) $(9,165,263)
Year ended February 28, 2023
Shares sold ................................... 312,555 $3,178,258 719,329 $7,631,801
Shares issued in reinvestment of distributions .......... 306,041 3,075,398 485,622 5,131,175
Shares redeemed ............................... (2,876,995) (28,770,120) (4,572,010) (48,418,133)
Net increase (decrease) .......................... (2,258,399) $(22,516,464) (3,367,059) $(35,655,157)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 33,237 $333,660 34,374 $369,653
Shares issued in reinvestment of distributions .......... 6,738 68,453 18,652 198,961
Shares redeemed
a
.............................. (202,685) (2,058,840) (386,682) (4,123,918)
Net increase (decrease) .......................... (162,710) $(1,656,727) (333,656) $(3,555,304)
Year ended February 28, 2023
Shares sold ................................... 97,683 $991,550 67,375 $718,553
Shares issued in reinvestment of distributions .......... 17,476 178,192 44,511 477,570
Shares redeemed
a
.............................. (501,116) (5,125,593) (714,709) (7,705,015)
Net increase (decrease) .......................... (385,957) $(3,955,851) (602,823) $(6,508,892)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 22,493 $225,888 202,877 $2,127,625
Shares issued in reinvestment of distributions .......... 2,409 24,139 7,175 75,336
Shares redeemed ............................... (36,841) (365,636) (145,093) (1,530,079)
Net increase (decrease) .......................... (11,939) $(115,609) 64,959 $672,882
Year ended February 28, 2023
Shares sold ................................... 62,185 $627,320 772,115 $8,210,516
Shares issued in reinvestment of distributions .......... 4,971 49,965 15,117 159,927
Shares redeemed ............................... (97,776) (979,671) (1,264,007) (13,467,883)
Net increase (decrease) .......................... (30,620) $(302,386) (476,775) $(5,097,440)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 227,513 $2,294,165 517,628 $5,438,704
Shares issued in reinvestment of distributions .......... 24,038 240,829 64,468 677,256
Shares redeemed ............................... (99,658) (996,862) (582,517) (6,106,864)
Net increase (decrease) .......................... 151,893 $1,538,132 (421) $9,096
Year ended February 28, 2023
Shares sold ................................... 869,679 $8,755,022 1,698,941 $18,043,256
Shares issued in reinvestment of distributions .......... 40,371 405,764 130,170 1,376,447
Shares redeemed ............................... (870,353) (8,710,790) (3,397,008) (36,329,790)
Net increase (decrease) .......................... 39,697 $449,996 (1,567,897) $(16,910,087)
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 453,371 $4,551,050 1,099,828 $10,844,949
Shares issued in reinvestment of distributions .......... 75,685 759,779 121,980 1,201,256
Shares redeemed ............................... (430,352) (4,315,216) (598,244) (5,883,005)
Net increase (decrease) .......................... 98,704 $995,613 623,564 $6,163,200
Year ended February 28, 2023
Shares sold
a
................................... 1,273,963 $12,969,760 1,689,537 $16,756,402
Shares issued in reinvestment of distributions .......... 140,975 1,420,787 199,166 1,961,949
Shares redeemed ............................... (1,698,813) (17,010,219) (2,141,682) (21,138,946)
Net increase (decrease) .......................... (283,875) $(2,619,672) (252,979) $(2,420,595)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 82,073 $823,461 61,097 $601,629
Shares issued in reinvestment of distributions .......... 231,548 2,323,939 231,654 2,282,671
Shares redeemed ............................... (1,419,545) (14,234,225) (999,436) (9,854,333)
Net increase (decrease) .......................... (1,105,924) $(11,086,825) (706,685) $(6,970,033)
Year ended February 28, 2023
Shares sold ................................... 511,375 $5,157,176 351,520 $3,484,316
Shares issued in reinvestment of distributions .......... 478,699 4,823,068 445,209 4,388,962
Shares redeemed ............................... (4,583,325) (46,204,589) (4,136,594) (40,845,462)
Net increase (decrease) .......................... (3,593,251) $(36,224,345) (3,339,865) $(32,972,184)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 56,117 $572,150 29,623 $298,149
Shares issued in reinvestment of distributions .......... 12,594 128,496 21,007 211,335
Shares redeemed
a
.............................. (251,986) (2,569,341) (260,843) (2,627,673)
Net increase (decrease) .......................... (183,275) $(1,868,695) (210,213) $(2,118,189)
Year ended February 28, 2023
Shares sold ................................... 100,570 $1,023,842 226,293 $2,284,701
Shares issued in reinvestment of distributions .......... 28,824 295,374 40,997 412,514
Shares redeemed
a
.............................. (655,090) (6,755,123) (721,197) (7,284,552)
Net increase (decrease) .......................... (525,696) $(5,435,907) (453,907) $(4,587,337)
Class R6
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 66,502 $668,725 187,006 $1,852,297
Shares issued in reinvestment of distributions .......... 9,106 91,407 13,320 131,408
Shares redeemed ............................... (99,371) (999,766) (47,673) (471,321)
Net increase (decrease) .......................... (23,763) $(239,634) 152,653 $1,512,384
Year ended February 28, 2023
Shares sold ................................... 149,286 $1,510,559 681,091 $6,663,440
Shares issued in reinvestment of distributions .......... 17,697 178,368 21,007 207,693
Shares redeemed ............................... (261,711) (2,631,079) (786,537) (7,773,344)
Net increase (decrease) .......................... (94,728) $(942,152) (84,439) $(902,211)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 351,728 $3,538,296 396,744 $3,921,258
Shares issued in reinvestment of distributions .......... 51,407 516,063 72,942 719,541
Shares redeemed ............................... (364,371) (3,646,291) (440,385) (4,333,153)
Net increase (decrease) .......................... 38,764 $408,068 29,301 $307,646
Year ended February 28, 2023
Shares sold ................................... 1,064,682 $10,742,983 2,568,387 $25,471,601
Shares issued in reinvestment of distributions .......... 86,626 872,889 118,105 1,163,994
Shares redeemed ............................... (1,331,934) (13,615,850) (3,162,831) (31,643,079)
Net increase (decrease) .......................... (180,626) $(1,999,978) (476,339) $(5,007,484)
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 1,860,138 $19,241,026 1,240,434 $12,886,469
Shares issued in reinvestment of distributions .......... 257,661 2,665,661 155,539 1,610,699
Shares redeemed ............................... (1,393,489) (14,410,576) (1,408,040) (14,599,958)
Net increase (decrease) .......................... 724,310 $7,496,111 (12,067) $(102,790)
Year ended February 28, 2023
Shares sold
a
................................... 5,855,721 $61,401,454 4,327,513 $44,876,566
Shares issued in reinvestment of distributions .......... 450,106 4,710,839 284,857 2,952,870
Shares redeemed ............................... (8,228,845) (86,610,991) (6,367,988) (66,108,872)
Net increase (decrease) .......................... (1,923,018) $(20,498,698) (1,755,618) $(18,279,436)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 414,620 $4,296,533 359,788 $3,734,694
Shares issued in reinvestment of distributions .......... 652,861 6,748,972 390,631 4,044,402
Shares redeemed ............................... (3,213,484) (33,197,129) (3,255,016) (33,665,548)
Net increase (decrease) .......................... (2,146,003) $(22,151,624) (2,504,597) $(25,886,452)
Year ended February 28, 2023
Shares sold ................................... 2,239,512 $23,487,893 2,128,039 $22,071,447
Shares issued in reinvestment of distributions .......... 1,320,758 13,817,937 800,975 8,305,512
Shares redeemed ............................... (12,021,358) (126,156,668) (10,716,547) (111,175,291)
Net increase (decrease) .......................... (8,461,088) $(88,850,838) (7,787,533) $(80,798,332)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 92,499 $966,611 101,558 $1,070,624
Shares issued in reinvestment of distributions .......... 40,239 420,503 23,936 251,933
Shares redeemed
a
.............................. (693,560) (7,247,882) (461,892) (4,877,461)
Net increase (decrease) .......................... (560,822) $(5,860,768) (336,398) $(3,554,904)
Year ended February 28, 2023
Shares sold ................................... 294,589 $3,154,109 209,125 $2,203,737
Shares issued in reinvestment of distributions .......... 90,952 961,917 54,916 578,976
Shares redeemed
a
.............................. (1,712,296) (18,187,405) (1,366,078) (14,453,689)
Net increase (decrease) .......................... (1,326,755) $(14,071,379) (1,102,037) $(11,670,976)
Class R6
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 399,670 $4,159,988 643,743 $6,674,768
Shares issued in reinvestment of distributions .......... 34,672 358,730 16,528 170,973
Shares redeemed ............................... (266,785) (2,762,992) (725,286) (7,428,792)
Net increase (decrease) .......................... 167,557 $1,755,726 (65,015) $(583,051)
Year ended February 28, 2023
Shares sold ................................... 838,718 $8,827,824 1,393,866 $14,428,350
Shares issued in reinvestment of distributions .......... 69,077 724,330 33,064 342,803
Shares redeemed ............................... (1,838,636) (19,314,612) (1,486,703) (15,484,601)
Net increase (decrease) .......................... (930,841) $(9,762,458) (59,773) $(713,448)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 849,451 $8,773,424 1,566,810 $16,221,344
Shares issued in reinvestment of distributions .......... 102,581 1,061,401 146,013 1,511,856
Shares redeemed ............................... (1,082,915) (11,202,508) (2,094,875) (21,680,077)
Net increase (decrease) .......................... (130,883) $(1,367,683) (382,052) $(3,946,877)
Year ended February 28, 2023
Shares sold ................................... 3,284,148 $34,246,384 7,262,296 $74,897,973
Shares issued in reinvestment of distributions .......... 183,654 1,920,437 269,486 2,792,496
Shares redeemed ............................... (4,131,561) (43,209,303) (8,022,802) (82,908,326)
Net increase (decrease) .......................... (663,759) $(7,042,482) (491,020) $(5,217,857)
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 412,304 $4,044,924
Shares issued in reinvestment of distributions .......... 97,611 957,190
Shares redeemed ............................... (849,659) (8,339,574)
Net increase (decrease) .......................... (339,744) $(3,337,460)
Year ended February 28, 2023
Shares sold
a
................................... 1,789,456 $17,690,250
Shares issued in reinvestment of distributions .......... 179,625 1,771,113
Shares redeemed ............................... (3,024,345) (29,943,090)
Net increase (decrease) .......................... (1,055,264) $(10,481,727)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 286,925 $2,821,871
Shares issued in reinvestment of distributions .......... 292,244 2,865,392
Shares redeemed ............................... (1,920,895) (18,823,091)
Net increase (decrease) .......................... (1,341,726) $(13,135,828)
Year ended February 28, 2023
Shares sold ................................... 597,867 $5,910,955
Shares issued in reinvestment of distributions .......... 572,381 5,645,061
Shares redeemed ............................... (6,264,117) (61,815,598)
Net increase (decrease) .......................... (5,093,869) $(50,259,582)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 49,859 $498,937
Shares issued in reinvestment of distributions .......... 12,160 121,341
Shares redeemed
a
.............................. (244,558) (2,441,625)
Net increase (decrease) .......................... (182,539) $(1,821,347)
Year ended February 28, 2023
Shares sold ................................... 112,143 $1,130,448
Shares issued in reinvestment of distributions .......... 26,940 270,609
Shares redeemed
a
.............................. (769,209) (7,733,118)
Net increase (decrease) .......................... (630,126) $(6,332,061)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 496,563 $4,886,752
Shares issued in reinvestment of distributions .......... 8,947 87,718
Shares redeemed ............................... (170,589) (1,678,122)
Net increase (decrease) .......................... 334,921 $3,296,348
Year ended February 28, 2023
Shares sold ................................... 388,577 $3,831,979
Shares issued in reinvestment of distributions .......... 14,739 145,517
Shares redeemed ............................... (481,730) (4,817,096)
Net increase (decrease) .......................... (78,414) $(839,600)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 808,813 $7,940,767
Shares issued in reinvestment of distributions .......... 143,927 1,412,493
Shares redeemed ............................... (1,161,252) (11,360,386)
Net increase (decrease) .......................... (208,512) $(2,007,126)
Year ended February 28, 2023
Shares sold ................................... 5,189,615 $51,441,715
Shares issued in reinvestment of distributions .......... 263,131 2,596,173
Shares redeemed ............................... (6,746,936) (67,400,080)
Net increase (decrease) .......................... (1,294,190) $(13,362,192)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.559% 0.518% 0.531%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.524% 0.479% 0.485%
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.500%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,597 $2,170 $1,374 $1,651
CDSC retained ........................... $— $8,442 $2,367 $935
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,671 $3,652 $1,718
CDSC retained ........................... $4,323 $1,542 $585
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2023, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Transfer agent fees ........................ $24,127 $43,332 $33,446 $42,896
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $85,593 $73,333 $56,845
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. — $13,146,321 $8,600,000 $13,800,000
Sales .................................. — $10,100,000 $3,900,000 $10,900,000
Net Realized Gains (Losses) ................. — — — —
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $2,800,000 $27,400,000 $3,500,000
Sales .................................. $3,655,000 $29,000,000 $3,900,000
Net Realized Gains (Losses) ................. — — —
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,896,624 $ 8,440,045 $ 12,705,581 $ 16,496,338
Long term ............................. 10,367,405 24,252,472 15,491,997 33,130,661
Total capital loss carryforwards ............ $15,264,029 $32,692,517 $28,197,578 $49,626,999
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,285,619 $ 32,392,070 $ 24,089,454
Long term ............................. 83,239,664 77,827,319 42,504,920
Total capital loss carryforwards ............ $103,525,283 $110,219,389 $66,594,374
3. Transactions with Affiliates
(continued)
g. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At August 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2023, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $202,784,057 $351,022,773 $299,997,056 $332,143,315
Unrealized appreciation ..................... $464,511 $1,023,635 $650,117 $2,234,732
Unrealized depreciation ..................... (16,835,241) (29,946,051) (24,764,012) (20,902,786)
Net unrealized appreciation (depreciation) ....... $(16,370,730) $(28,922,416) $(24,113,895) $(18,668,054)
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $754,079,675 $637,837,626 $464,365,015
Unrealized appreciation ..................... $3,646,827 $1,584,521 $1,702,562
Unrealized depreciation ..................... (58,110,219) (45,774,185) (39,772,338)
Net unrealized appreciation (depreciation) ....... $(54,463,392) $(44,189,664) $(38,069,776)
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $4,302,160 $15,159,878 $6,899,885 $24,112,063
Sales .................................. $7,013,810 $29,690,791 $17,496,015 $26,086,126
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $43,595,101 $43,293,919 $29,218,122
Sales .................................. $54,999,927 $77,659,324 $42,107,141
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At August
31, 2023, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2023, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 624,250 0.2%
Franklin Louisiana Tax-Free Income Fund ......................................... 235,125 0.1%
Franklin Maryland Tax-Free Income Fund ......................................... 543,125 0.2%
Franklin Missouri Tax-Free Income Fund .......................................... 1,289,750 0.2%
Franklin North Carolina Tax-Free Income Fund ..................................... 1,133,000 0.2%
Franklin Virginia Tax-Free Income Fund ........................................... 808,500 0.2%

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 487,298 $ 487,298
Municipal Bonds ......................... — 185,926,029 — 185,926,029
Total Investments in Securities ........... $— $185,926,029 $487,298 $186,413,327
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 877,136 877,136
Municipal Bonds : —
California ............................. — 1,063,495 — 1,063,495
Florida ............................... — 4,280,417 — 4,280,417
Georgia .............................. — 287,698,635 — 287,698,635
Illinois ............................... — 3,132,625 — 3,132,625
New Jersey ........................... — 1,271,572 — 1,271,572
New York ............................. — 2,768,717 — 2,768,717
South Carolina ......................... — 1,791,434 — 1,791,434
Texas ............................... — 1,955,626 — 1,955,626
Washington ........................... — 709,224 — 709,224
Wisconsin ............................ — 4,180,030 — 4,180,030
U.S. Territories ..........................
Puerto Rico ........................... — 9,785,394 1,493,799 11,279,193
Escrows and Litigation Trusts ............... — — 92,253 92,253
Short Term Investments ................... — 1,000,000 — 1,000,000
Total Investments in Securities ........... $— $319,637,169 $2,463,188 $322,100,357
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds : —
Florida ............................... — 327,366 — 327,366
Georgia .............................. — 967,027 — 967,027
Louisiana ............................. — 256,232,207 — 256,232,207
South Carolina ......................... — 1,022,910 — 1,022,910
Texas ............................... — 2,012,612 — 2,012,612
Washington ........................... — 551,619 — 551,619
Wisconsin ............................ — 3,867,851 — 3,867,851
U.S. Territories ..........................
Puerto Rico ........................... — 6,404,179 562,643 6,966,822
Escrows and Litigation Trusts ............... — — 34,747 34,747
Short Term Investments ................... — 3,900,000 — 3,900,000
Total Investments in Securities ........... $— $275,285,771 $597,390 $275,883,161
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds : —
Georgia .............................. — 1,045,968 — 1,045,968
Maryland ............................. — 272,504,343 — 272,504,343
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Maryland Tax-Free Income Fund (continued)
Assets: (continued)
Municipal Bonds:
New Jersey ........................... $ — $ 2,457,040 $ — $ 2,457,040
South Carolina ......................... — 1,945,279 — 1,945,279
Texas ............................... — 2,220,968 — 2,220,968
Washington ........................... — 551,619 — 551,619
Wisconsin ............................ — 3,102,444 — 3,102,444
U.S. Territories ..........................
District of Columbia ..................... — 12,658,360 — 12,658,360
Puerto Rico ........................... — 12,277,721 1,301,255 13,578,976
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 3,330,000 — 3,330,000
Total Investments in Securities ........... $— $312,093,742 $1,381,519 $313,475,261
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds : —
California ............................. — 813,466 — 813,466
Florida ............................... — 5,095,738 — 5,095,738
Georgia .............................. — 2,565,581 — 2,565,581
Missouri .............................. — 630,088,934 — 630,088,934
Oregon .............................. — 1,364,679 — 1,364,679
South Carolina ......................... — 4,989,931 — 4,989,931
Texas ............................... — 6,975,608 — 6,975,608
Washington ........................... — 1,497,251 — 1,497,251
Wisconsin ............................ — 11,838,898 — 11,838,898
U.S. Territories ..........................
Guam ............................... — 5,763,073 — 5,763,073
Puerto Rico ........................... — 23,442,454 3,090,068 26,532,522
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $— $696,335,613 $3,280,670 $699,616,283
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,559,353 1,559,353
Municipal Bonds : —
California ............................. — 1,881,569 — 1,881,569
Florida ............................... — 7,893,591 — 7,893,591
Illinois ............................... — 3,791,465 — 3,791,465
Kentucky ............................. — 3,649,762 — 3,649,762
New Jersey ........................... — 6,603,838 — 6,603,838
New York ............................. — 9,057,120 — 9,057,120
North Carolina ......................... — 509,016,045 — 509,016,045
South Carolina ......................... — 4,392,895 — 4,392,895
Texas ............................... — 3,929,937 — 3,929,937
Washington ........................... — 1,260,843 — 1,260,843
Wisconsin ............................ — 5,440,545 — 5,440,545
U.S. Territories ..........................
Guam ............................... — 4,598,332 — 4,598,332
Puerto Rico ........................... — 21,494,017 2,711,213 24,205,230
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 6,200,000 — 6,200,000
Total Investments in Securities ........... $— $589,209,959 $4,438,003 $593,647,962
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds : $ —
California ............................. — $ 818,073 $ — $ 818,073
Florida ............................... — 3,549,846 — 3,549,846
Illinois ............................... — 2,544,072 — 2,544,072
New Jersey ........................... — 4,669,330 — 4,669,330
New York ............................. — 1,228,539 — 1,228,539
South Carolina ......................... — 3,388,405 — 3,388,405
Texas ............................... — 3,163,301 — 3,163,301
Virginia .............................. — 351,700,931 — 351,700,931
Washington ........................... — 945,632 — 945,632
Wisconsin ............................ — 4,994,828 — 4,994,828
U.S. Territories ..........................
District of Columbia ..................... — 34,828,140 — 34,828,140
Puerto Rico ........................... — 11,409,127 1,935,533 13,344,660
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 1,000,000 — 1,000,000
Total Investments in Securities ........... $— $424,240,224 $2,055,015 $426,295,239
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Tax-Free Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business

Franklin Tax-Free Trust
Shareholder Information

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as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Alabama Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional “other states” municipal debt funds. The
Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median and in the second quintile of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the three-year period was above the median
of its Performance Universe, but for the one-, five- and
10-year periods was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Georgia Tax-Free Income Fund, Franklin Louisiana
Tax-Free Income Fund, Franklin Missouri Tax-Free Income
Fund, Franklin North Carolina Tax-Free Income Fund and
Franklin Maryland Tax-Free Income Fund - The Performance
Universe for each of the Franklin Georgia Tax-Free Income
Fund, Franklin Louisiana Tax-Free Income Fund, Franklin
Missouri Tax-Free Income Fund and Franklin North Carolina
Tax-Free Income Fund included the Fund and all retail
and institutional “other states” municipal debt funds. The
Performance Universe for the Franklin Maryland Tax-Free
Income Fund included the Fund and all retail and institutional
Maryland municipal debt funds. The Board noted that the
Funds’ annualized income returns for the one-, three-,
five- and 10-year periods were above the medians of their
respective Performance Universes. The Board also noted
that the Funds’ annualized total returns for the one-, three-, five- and 10-year periods were below the medians of their
respective Performance Universes. The Board further noted
management’s view regarding the income-related attributes
of each Fund (e.g., fund investment objective) as set forth in each Fund’s registration statement and that the evaluation
of each Fund’s performance relative to the Fund’s peers on
an income return basis was appropriate given its attributes.
The Board concluded that the Funds’ performance was
satisfactory.
Franklin Virginia Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional Virginia municipal debt funds. The Board noted
that the Fund’s annualized income return for the 10-year
period was above the median of its Performance Universe,
but for the one-, three- and five-year periods was below
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median of
its Performance Universe. The Board discussed the Fund’s
underperformance with management and management
explained that relative to its Performance Universe, the
Fund was underweight AA-rated bonds and overweight
bonds with ten or more year maturities which detracted from
performance. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. Management further
explained the steps that it was taking to address the sources of the underperformance, including maintaining a duration
overweight relative to peers. The Board concluded that the
Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule

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12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 shares for each Fund and for Class A
shares for each other fund in the applicable Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Louisiana Tax-Free Income Fund and Franklin North
Carolina Tax-Free Income Fund - The Expense Group for
each of the Franklin Louisiana Tax-Free Income Fund and
the Franklin North Carolina Tax-Free Income Fund included
the respective Fund and nine other “other states” municipal
debt funds. The Board noted that the Management Rates
for the Funds were equal to the medians of their respective
Expense Groups, but their actual total expense ratios were
below the medians of their respective Expense Groups. The
Board concluded that the Management Rates charged to the
Funds are reasonable.
Franklin Alabama Tax-Free Income Fund, Franklin Georgia
Tax-Free Income Fund, Franklin Maryland Tax-Free Income
Fund and Franklin Virginia Tax-Free Income Fund - The
Expense Group for the Franklin Alabama Tax-Free Income
Fund included the Fund and nine other “other states”
municipal debt funds. The Expense Group for the Franklin
Georgia Tax-Free Income Fund included the Fund and 10
other “other states” municipal debt funds. The Expense
Group for the Franklin Maryland Tax-Free Income Fund
included the Fund, one Virginia municipal debt fund,
two Massachusetts municipal debt funds, five New York
municipal debt funds, two California municipal debt funds,
one Pennsylvania municipal debt fund, two New Jersey
municipal debt funds and three “other states” municipal
debt funds. The Expense Group for the Franklin Virginia
Tax-Free Income Fund included the Fund, two other Virginia
municipal debt funds, one Massachusetts municipal debt
fund, one Minnesota municipal debt fund, three New York
municipal debt funds, one California municipal debt fund,
one Pennsylvania municipal debt fund, three New Jersey
municipal debt funds, and three “other states” municipal debt funds. The Board noted that the Management Rates for the
Funds were less than one basis point above the medians
of their respective Expense Groups, except for the Franklin
Maryland Tax-Free Income Fund which had a Management
Rate that was approximately four basis points above the
median of its Expense Group. The Board also noted that
the actual total expense ratios for the Funds were below
the medians of their respective Expense Groups. After
consideration of the above, the Board concluded that the
Management Rates charged to the Funds are reasonable.
Franklin Missouri Tax-Free Income Fund - The Expense
Group for the Fund included the Fund and nine other “other
states” municipal debt funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund was below the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.

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The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that
each Fund, except the Franklin Alabama Tax-Free Income
Fund, had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board recognized that there would not
likely be any economies of scale for the Franklin Alabama
Tax-Free Income Fund until the Fund’s assets grow. The
Board concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

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Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF2 S 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Tax-Free
Trust
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Franklin Arizona Tax-Free Income Fund 2
Franklin Colorado Tax-Free Income Fund 6
Franklin Connecticut Tax-Free Income Fund 10
Franklin Michigan Tax-Free Income Fund 14
Franklin Minnesota Tax-Free Income Fund 18
Franklin Ohio Tax-Free Income Fund 22
Franklin Oregon Tax-Free Income Fund 26
Franklin Pennsylvania Tax-Free Income Fund 30
Financial Highlights and Schedules of Investments 34
Financial Statements 125
Notes to Financial Statements 135
Shareholder Information 152
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
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Semiannual Report
Franklin Arizona Tax-Free Income Fund
This semiannual report for Franklin Arizona Tax-Free Income
Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Arizona personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, decreased from $9.60 on February 28, 2023,
to $9.54 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 14.8746 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  3 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 3.02%,
based on an annualization of the August 's 2.4910 cents per
share  dividend and the maximum offering price of $9.91
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Arizona personal income
tax bracket of 43.30% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.33% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Education 25.41%
Utilities 18.81%
Health Care 15.13%
Transportation 12.05%
Special Tax 11.04%
Housing 8.36%
Industrial Dev. Revenue and Pollution Control 5.26%
Local 2.94%
Refunded 0.57%
Lease 0.43%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
39
.

Performance Summary as of August 31, 2023
Franklin Arizona Tax-Free Income Fund
3
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.91% -2.87%
1-Year +0.90% -2.88%
5-Year +3.23% -0.13%
10-Year +25.66% +1.92%
Advisor
6-Month +0.93% +0.93%
1-Year +1.15% +1.15%
5-Year +4.32% +0.85%
10-Year +27.67% +2.47%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.02% 5.33% 3.56% 6.28%
Advisor 3.38% 5.96% 3.94% 6.95%
See page 4 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
4
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Arizona personal income tax rate of 43.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.148746
A1 $0.156056
C $0.128720
R6 $0.162286
Advisor $0.160903
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
5
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,009.10 $4.12 $1,021.03 $4.15 0.82%
A1 $1,000 $1,008.90 $3.37 $1,021.78 $3.39 0.67%
C $1,000 $1,006.90 $6.09 $1,019.06 $6.13 1.21%
R6 $1,000 $1,009.50 $2.72 $1,022.43 $2.73 0.54%
Advisor $1,000 $1,009.30 $2.86 $1,022.29 $2.88 0.57%

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Semiannual Report
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care
21.66%
Local
19.17%
Utilities
13.53%
Education
12.83%
Special Tax
7.00%
Transportation
6.75%
Housing
5.53%
Lease
5.11%
Industrial Dev. Revenue and Pollution Control
4.78%
Refunded
2.80%
State General Obligation
0.84%
*
Does not include cash and cash equivalents.
Franklin Colorado Tax-Free Income Fund
This semiannual report for Franklin Colorado Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Colorado personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.26 on February 28, 2023,
to $10.21 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 14.6601 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  7 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.78%,
based on an annualization of the August 's 2.4551 cents per
share dividend and the maximum offering price of $10.61
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Colorado personal income
tax bracket of 45.20% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.07% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
50
.

Performance Summary as of August 31, 2023
Franklin Colorado Tax-Free Income Fund
7
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.93% -2.86%
1-Year +0.74% -3.04%
5-Year +2.56% -0.26%
10-Year +24.35% +1.81%
Advisor
6-Month +0.96% +0.96%
1-Year +0.89% +0.89%
5-Year +3.75% +0.74%
10-Year +26.41% +2.37%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.78% 5.07% 3.54% 6.46%
Advisor 3.14% 5.73% 3.93% 7.17%
See page 8 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
8
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Net expenses are capped under a con-
tractual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Colorado personal income tax rate of 45.20%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.146601
A1 $0.154418
C $0.125264
R6 $0.161744
Advisor $0.159629
Total Annual Operating Expenses
9
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
9
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,009.30 $4.27 $1,020.89 $4.29 0.85%
A1 $1,000 $1,009.10 $3.51 $1,021.64 $3.53 0.70%
C $1,000 $1,006.20 $6.24 $1,018.91 $6.28 1.24%
R6 $1,000 $1,009.80 $2.80 $1,022.35 $2.82 0.56%
Advisor $1,000 $1,009.60 $3.01 $1,022.14 $3.03 0.60%

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franklintempleton.com
Semiannual Report
Portfolio Composition
8/31/23
% of Total
Investments*
Education
34.95%
Health Care
22.67%
Transportation
12.97%
Housing
8.38%
State General Obligation
6.37%
Local
6.13%
Special Tax
3.42%
Refunded
2.69%
Utilities
2.00%
Lease
0.42%
*
Does not include cash and cash equivalents.
Franklin Connecticut Tax-Free Income Fund
This semiannual report for Franklin Connecticut Tax-Free
Income Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Connecticut personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, decreased from $8.86 on February 28, 2023,
to $8.79 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 12.0074 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  11 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.83%,
based on an annualization of the August 's 2.1541 cents per
share dividend and the maximum offering price of $9.13
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Connecticut personal
income tax bracket of 47.79% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.42% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 61 .

Performance Summary as of August 31, 2023
Franklin Connecticut Tax-Free Income Fund
11
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.55% -3.22%
1-Year +0.93% -2.86%
5-Year -0.51% -0.86%
10-Year +15.41% +1.06%
Advisor
6-Month +0.79% +0.79%
1-Year +1.30% +1.30%
5-Year +0.74% +0.15%
10-Year +17.45% +1.62%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.83% 5.42% 3.40% 3.31% 6.51% 6.34%
Advisor 3.20% 6.13% 3.79% 3.70% 7.26% 7.09%
See page 12 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
12
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.120074
A1 $0.126837
C $0.101837
R6 $0.132808
Advisor $0.131336
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.96%
Advisor 0.65% 0.72%

Your Fund’s Expenses
Franklin Connecticut Tax-Free Income Fund
13
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses .
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.50 $4.53 $1,020.62 $4.57 0.90%
A1 $1,000 $1,006.30 $3.78 $1,021.37 $3.81 0.75%
C $1,000 $1,004.60 $6.53 $1,018.63 $6.57 1.30%
R6 $1,000 $1,008.10 $3.14 $1,022.01 $3.16 0.62%
Advisor $1,000 $1,007.90 $3.29 $1,021.86 $3.31 0.65%

14
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Semiannual Report
Franklin Michigan Tax-Free Income Fund
This semiannual report for Franklin Michigan Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Michigan personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.30 on February 28, 2023,
to $10.24 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 15.3430 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  15 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 3.04%,
based on an annualization of the August 's 2.6919 cents per
share dividend and the maximum offering price of $10.64
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Michigan personal income
tax bracket of 44.85% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.51% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Local 28.25%
Health Care 15.45%
Education 15.30%
Housing 9.55%
Lease 6.78%
Utilities 6.50%
Transportation 6.32%
Refunded 4.60%
Special Tax 4.46%
Industrial Dev. Revenue and Pollution Control 2.54%
State General Obligation 0.25%
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
69
.

Performance Summary as of August 31, 2023
Franklin Michigan Tax-Free Income Fund
15
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.89% -2.89%
1-Year +0.76% -3.02%
5-Year +3.54% -0.07%
10-Year +23.00% +1.70%
Advisor
6-Month +1.02% +1.02%
1-Year +1.01% +1.01%
5-Year +4.65% +0.91%
10-Year +24.98% +2.25%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.04% 5.51% 3.40% 6.17%
Advisor 3.40% 6.17% 3.77% 6.84%
See page 16 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
16
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Michigan personal income tax rate of 44.85%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.153430
A1 $0.161282
C $0.131895
R6 $0.168538
Advisor $0.166483
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Michigan Tax-Free Income Fund
17
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.90 $4.20 $1,020.95 $4.23 0.83%
A1 $1,000 $1,009.70 $3.45 $1,021.71 $3.47 0.68%
C $1,000 $1,006.80 $6.17 $1,018.99 $6.21 1.22%
R6 $1,000 $1,010.40 $2.74 $1,022.41 $2.76 0.54%
Advisor $1,000 $1,010.20 $2.93 $1,022.22 $2.95 0.58%

18
franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free Income Fund
This semiannual report for Franklin Minnesota Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Minnesota personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.03 on February 28, 2023,
to $10.89 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 15.2106 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  19 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.74%,
based on an annualization of the August 's 2.5796 cents per
share dividend and the maximum offering price of $11.31
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Minnesota personal income
tax bracket of 50.65% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.55% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Local 33.35%
Health Care 17.48%
Housing 11.24%
Education 10.58%
Utilities 9.43%
Transportation 6.08%
Other Revenue Bonds 4.00%
Refunded 2.12%
Industrial Dev. Revenue and Pollution Control 1.77%
Lease 1.57%
Special Tax 1.49%
State General Obligation 0.89%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
81
.

Performance Summary as of August 31, 2023
Franklin Minnesota Tax-Free Income Fund
19
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.09% -3.66%
1-Year +0.50% -3.27%
5-Year +1.51% -0.46%
10-Year +18.85% +1.35%
Advisor
6-Month +0.22% +0.22%
1-Year +0.75% +0.75%
5-Year +2.70% +0.53%
10-Year +20.92% +1.92%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.74% 5.55% 3.31% 6.71%
Advisor 3.09% 6.26% 3.69% 7.48%
See page 20 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
20
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.152106
A1 $0.160474
C $0.129255
R6 $0.168970
Advisor $0.166051
Total Annual Operating Expenses
9
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
21
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.90 $4.23 $1,020.91 $4.28 0.84%
A1 $1,000 $1,002.60 $3.48 $1,021.66 $3.51 0.69%
C $1,000 $999.80 $6.21 $1,018.93 $6.27 1.24%
R6 $1,000 $1,003.30 $2.72 $1,022.42 $2.75 0.54%
Advisor $1,000 $1,002.20 $2.97 $1,022.17 $3.00 0.59%

22
franklintempleton.com
Semiannual Report
Franklin Ohio Tax-Free Income Fund
This semiannual report for Franklin Ohio Tax-Free Income
Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Ohio personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.29 on February 28, 2023,
to $11.17 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 16.5787 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  23 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.93%,
based on an annualization of the August 's 2.8319 cents per
share dividend and the maximum offering price of $11.61
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Ohio personal income
tax bracket of 44.79% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.31% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Local 27.46%
Health Care 14.76%
Education 14.57%
Utilities 11.06%
Housing 8.28%
Refunded 7.74%
Transportation 6.28%
Industrial Dev. Revenue and Pollution Control 3.13%
State General Obligation 2.43%
Special Tax 2.13%
Lease 1.82%
Other Revenue Bonds 0.34%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
92
.

Performance Summary as of August 31, 2023
Franklin Ohio Tax-Free Income Fund
23
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.39% -3.38%
1-Year +0.56% -3.21%
5-Year +1.82% -0.40%
10-Year +25.89% +1.94%
Advisor
6-Month +0.43% +0.43%
1-Year +0.72% +0.72%
5-Year +3.01% +0.59%
10-Year +28.06% +2.50%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.93% 5.31% 3.42% 6.19%
Advisor 3.30% 5.98% 3.81% 6.90%
See page 24 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
24
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Ohio personal income tax rate of
44.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.165787
A1 $0.174364
C $0.142339
R6 $0.182419
Advisor $0.180073
Total Annual Operating Expenses
9
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
25
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.90 $4.09 $1,021.06 $4.12 0.81%
A1 $1,000 $1,004.70 $3.34 $1,021.81 $3.36 0.66%
C $1,000 $1,001.80 $6.06 $1,019.08 $6.11 1.20%
R6 $1,000 $1,004.50 $2.63 $1,022.51 $2.65 0.52%
Advisor $1,000 $1,004.30 $2.83 $1,022.32 $2.85 0.56%

26
franklintempleton.com
Semiannual Report
Portfolio Composition
8/31/23
% of Total
Investments*
Local
25.12%
Education
16.91%
Health Care
16.57%
Transportation
12.67%
Housing
7.86%
Utilities
6.45%
Special Tax
4.66%
State General Obligation
3.85%
Refunded
2.24%
Lease
2.19%
Other Revenue Bonds
0.82%
Industrial Dev. Revenue and Pollution Control
0.66%
*
Does not include cash and cash equivalents.
Franklin Oregon Tax-Free Income Fund
This semiannual report for Franklin Oregon Tax-Free Income
Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Oregon personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.35 on February 28, 2023,
to $10.24 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 15.1670 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  27 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.91%,
based on an annualization of the August 's 2.5846 cents per
share dividend and the maximum offering price of $10.64
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Oregon personal income
tax bracket of 50.70% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.90% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
105
.

Performance Summary as of August 31, 2023
Franklin Oregon Tax-Free Income Fund
27
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.39% -3.38%
1-Year +0.22% -3.54%
5-Year +2.13% -0.34%
10-Year +22.35% +1.65%
Advisor
6-Month +0.61% +0.61%
1-Year +0.57% +0.57%
5-Year +3.32% +0.66%
10-Year +24.47% +2.21%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.91% 5.90% 3.41% 6.92%
Advisor 3.28% 6.65% 3.79% 7.69%
See page 28 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
28
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.151670
A1 $0.159517
C $0.130104
R6 $0.166305
Advisor $0.164754
Total Annual Operating Expenses
9
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
29
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.90 $4.07 $1,021.08 $4.10 0.81%
A1 $1,000 $1,004.60 $3.31 $1,021.83 $3.34 0.66%
C $1,000 $1,002.70 $6.03 $1,019.11 $6.08 1.20%
R6 $1,000 $1,005.30 $2.66 $1,022.48 $2.68 0.53%
Advisor $1,000 $1,006.10 $2.81 $1,022.34 $2.83 0.56%

30
franklintempleton.com
Semiannual Report
Franklin Pennsylvania Tax-Free Income Fund
This semiannual report for Franklin Pennsylvania Tax-Free
Income Fund covers the period ended August 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Pennsylvania personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, decreased from $8.64 on February 28, 2023,
to $8.58 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 12.6937 cents per share for the
reporting period.
2
The Performance Summary beginning
on page  31 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.90%,
based on an annualization of the August 's 2.1537 cents per
share dividend and the maximum offering price of $8.91
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and Pennsylvania personal
income tax bracket of 43.87% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.17% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Health Care 23.52%
Education 23.42%
Local 12.30%
Transportation 9.89%
Utilities 8.25%
Refunded 7.23%
Housing 5.82%
Lease 3.45%
Special Tax 3.42%
State General Obligation 1.74%
Other Revenue Bonds 0.96%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
117
.

Performance Summary as of August 31, 2023
Franklin Pennsylvania Tax-Free Income Fund
31
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +0.76% -3.02%
1-Year +0.62% -3.16%
5-Year +0.14% -0.73%
10-Year +20.84% +1.52%
Advisor
6-Month +0.88% +0.88%
1-Year +0.87% +0.87%
5-Year +1.40% +0.28%
10-Year +22.93% +2.09%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.90% 5.17% 3.66% 6.52%
Advisor 3.26% 5.81% 4.05% 7.22%
See page 32 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
32
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.126937
A1 $0.133525
C $0.108942
R6 $0.139574
Advisor $0.137918
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
33
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,007.60 $4.18 $1,020.97 $4.21 0.83%
A1 $1,000 $1,007.20 $3.42 $1,021.72 $3.45 0.68%
C $1,000 $1,004.30 $6.15 $1,019.00 $6.20 1.22%
R6 $1,000 $1,007.90 $2.73 $1,022.42 $2.75 0.54%
Advisor $1,000 $1,008.80 $2.92 $1,022.23 $2.94 0.58%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.60 $10.64 $10.92 $11.24 $10.58 $10.52
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.27 0.25 0.27 0.29 0.16
Net realized and unrealized gains (losses) (0.06) (1.04) (0.28) (0.32) 0.67 0.05
Total from investment operations ........ 0.09 (0.77) (0.03) (0.05) 0.96 0.21
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.25) (0.27) (0.30) (0.15)
Net asset value, end of period .......... $9.54 $9.60 $10.64 $10.92 $11.24 $10.58
Total return
e
....................... 0.91% (7.24)% (0.37)% (0.43)% 9.24% 2.09%
Ratios to average net assets
f
Expenses
g
........................ 0.82% 0.83% 0.81% 0.81% 0.81% 0.81%
Net investment income ............... 3.09% 2.79% 2.23% 2.46% 2.72% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $209,935 $212,662 $210,355 $173,930 $132,026 $44,516
Portfolio turnover rate ................ 2.73% 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.59 $10.62 $10.90 $11.22 $10.56 $10.58
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.26 0.29 0.31 0.34
Net realized and unrealized gains (losses) (0.07) (1.04) (0.28) (0.32) 0.67 (0.01)
Total from investment operations ........ 0.09 (0.75) (0.02) (0.03) 0.98 0.33
Less distributions from:
Net investment income .............. (0.16) (0.28) (0.26) (0.29) (0.32) (0.35)
Net asset value, end of period .......... $9.52 $9.59 $10.62 $10.90 $11.22 $10.56
Total return
d
....................... 0.89% (7.02)% (0.22)% (0.28)% 9.42% 3.18%
Ratios to average net assets
e
Expenses
f
......................... 0.67% 0.68% 0.66% 0.66% 0.66% 0.66%
Net investment income ............... 3.24% 2.94% 2.39% 2.64% 2.87% 3.27%
Supplemental data
Net assets, end of period (000’s) ........ $370,290 $396,929 $526,131 $582,701 $672,061 $661,250
Portfolio turnover rate ................ 2.73% 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.75 $10.81 $11.09 $11.42 $10.75 $10.75
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.20 0.23 0.26 0.29
Net realized and unrealized gains (losses) (0.06) (1.06) (0.28) (0.33) 0.67 (—)
d
Total from investment operations ........ 0.07 (0.83) (0.08) (0.10) 0.93 0.29
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.20) (0.23) (0.26) (0.29)
Net asset value, end of period .......... $9.69 $9.75 $10.81 $11.09 $11.42 $10.75
Total return
e
....................... 0.69% (7.69)% (0.76)% (0.81)% 8.70% 2.74%
Ratios to average net assets
f
Expenses
g
........................ 1.21% 1.22% 1.20% 1.20% 1.21% 1.21%
Net investment income ............... 2.62% 2.33% 1.80% 2.05% 2.32% 2.72%
Supplemental data
Net assets, end of period (000’s) ........ $27,858 $32,466 $48,833 $67,713 $80,562 $77,216
Portfolio turnover rate ................ 2.73% 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
In
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.62 $10.66 $10.94 $11.26 $10.60 $10.60
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.30 0.33 0.36
Net realized and unrealized gains (losses) (0.07) (1.04) (0.28) (0.32) 0.67 (—)
d
Total from investment operations ........ 0.09 (0.74) — (0.02) 1.00 0.36
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.30) (0.34) (0.36)
Net asset value, end of period .......... $9.55 $9.62 $10.66 $10.94 $11.26 $10.60
Total return
e
....................... 0.95% (6.96)% (0.08)% (0.15)% 9.53% 3.48%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.53% 0.53% 0.54% 0.55%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.54%
h
0.54% 0.52% 0.53%
h
0.53% 0.53%
Net investment income ............... 3.38% 3.06% 2.51% 2.75% 3.00% 3.40%
Supplemental data
Net assets, end of period (000’s) ........ $23,290 $19,946 $28,123 $21,450 $16,971 $12,562
Portfolio turnover rate ................ 2.73% 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.62 $10.65 $10.94 $11.26 $10.60 $10.61
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.27 0.30 0.32 0.36
Net realized and unrealized gains (losses) (0.07) (1.04) (0.29) (0.32) 0.67 (0.01)
Total from investment operations ........ 0.09 (0.74) (0.02) (0.02) 0.99 0.35
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.27) (0.30) (0.33) (0.36)
Net asset value, end of period .......... $9.55 $9.62 $10.65 $10.94 $11.26 $10.60
Total return
d
....................... 0.93% (6.91)% (0.21)% (0.18)% 9.50% 3.36%
Ratios to average net assets
e
Expenses
f
......................... 0.57% 0.57% 0.56% 0.56% 0.56% 0.56%
Net investment income ............... 3.34% 3.02% 2.48% 2.71% 2.97% 3.37%
Supplemental data
Net assets, end of period (000’s) ........ $107,843 $114,323 $178,256 $174,264 $124,881 $90,140
Portfolio turnover rate ................ 2.73% 27.77% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Arizona 90.4%
Arizona Board of Regents , Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..
$ 5,000,000 $ 4,592,862
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. 8,680,000 9,030,888
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 2,820,000 2,827,775
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 6,715,000 6,714,774
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,047,680
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,053,691
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,580,833
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 2.65%, 7/01/26 570,000 540,632
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/31 ... 550,000 540,007
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/41 ... 2,000,000 1,740,450
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/51 ... 2,340,000 1,869,379
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,377,897
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 804,249
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,051,965
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,235,000 1,282,525
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,026,423
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 6,746,228
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 1,940,694
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 7,055,000 6,020,541
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 A, 4%,
11/01/51 ....................................................... 1,400,000 1,188,603
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/42 ....................................................... 1,650,000 1,489,623
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 5%,
11/01/47 ....................................................... 7,900,000 8,040,534
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4.25%,
11/01/52 ....................................................... 3,500,000 3,090,622
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 806,636
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 746,127
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 685,161
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 1,821,874
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,004,599
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 285,000 272,502
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 346,071
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 653,020
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/47 .............. 1,400,000 1,318,682
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/62 .............. 2,400,000 2,162,227
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/32 ............. 660,000 697,173
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/34 ............. 660,000 640,435
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/36 ............. 315,000 296,977
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/41 ............. 2,800,000 2,475,644
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/51 ............. 8,000,000 6,529,619
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/61 ............. 15,580,000 12,139,910

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools, Revenue, 2021 C, 3.25%, 7/01/31 .......... $ 1,550,000 $ 1,318,909
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 3,000,000 2,588,375
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 2,540,000 2,285,691
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 689,308
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/58 ........................................................ 6,250,000 6,421,869
Arizona State University ,
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 14,310,480
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 10,204,413
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,141,182
Revenue, 2019 A, 5%, 7/01/40 ........................................ 1,000,000 1,062,734
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 1,756,753
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,029,290
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/52 ...................
2,885,000 2,611,410
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,279,408
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,277,528
City of Mesa ,
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,420,115
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 6,072,489
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 6,700,000 7,002,356
Utility System, Revenue, 2022 C, Refunding, 5%, 7/01/36 ................... 5,000,000 5,677,835
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 2,155,000 2,190,052
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 12,935,000 13,087,773
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 16,570,000 16,255,434
Airport, Revenue, Junior Lien, 2019 A, 4%, 7/01/44 ........................ 4,000,000 3,818,412
Airport, Revenue, Junior Lien, 2019 A, 5%, 7/01/44 ........................ 8,500,000 8,864,090
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,093,995
Excise Tax, Revenue, 2022, 5%, 7/01/46 ................................ 8,300,000 8,925,183
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,687,571
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,579,475
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 8,820,855
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 7,500,000 6,958,773
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 4,949,054
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,168,326
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 7,500,000 8,022,842
County of Yuma , Sales Tax , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ........
3,250,000 3,215,626
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System, Revenue, Senior Lien, 2022, 4%,
7/15/39 ........................................................ 10,000,000 10,006,482
Town of Gilbert Waterworks & Sewer System, Revenue, Senior Lien, 2022, 4%,
7/15/47 ........................................................ 1,000,000 947,714
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 4%, 5/15/31 ........... 400,000 364,151
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,000,000 915,241
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 4,500,000 3,785,282

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Municipal Property Corp. ,
City of Glendale Excise Tax, Revenue, 2012 C, Refunding, 5%, 7/01/38 ......... $ 18,530,000 $ 18,544,906
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,001,368
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 1,966,395
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 2,665,000 2,599,358
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/59 ...... 2,000,000 1,932,010
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,027,619
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 438,381
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 730,073
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 259,740
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 620,987
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,950,000 2,992,679
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 11,550,000 11,593,355
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,071,378
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,187,224
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,256,485
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,019,233
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,765,000 1,829,119
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
6/15/37 ........................................................ 2,240,000 2,321,374
a
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-3, 5.125%,
11/15/29 ....................................................... 3,000,000 2,952,165
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/40 .... 1,040,000 963,837
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/41 .... 1,360,000 1,248,256
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 8,023,476
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,391,620
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,342,861
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,403,403
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 2,628,916
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 983,315
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 926,886
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 90,187
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 96,038
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 76,368
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 81,559
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 112,587
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 102,564
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 360,439
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 272,979
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 441,006
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,048,791
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 3%, 1/01/49 ............... 5,000,000 3,581,399
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 9,296,757
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 38,544,019
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 13,445,032
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 8,450,000 7,339,141

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . $ 1,000,000 $ 1,025,294
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,005,192
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/43 ................ 2,275,000 2,319,859
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/36 ....... 2,100,000 2,200,043
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 3,175,000 3,303,187
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 2,750,000 2,791,181
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 5,600,000 3,873,066
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 3,924,273
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,129,449
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,249,079
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 11,431,118
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 9,254,351
b
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 4,500,000 3,975,784
b
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 2,150,000 1,899,542
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 10,000,000 7,757,120
Maricopa County Unified School District No. 11-Peoria , GO , 2013 , 5% , 7/01/31 .....
5,100,000 5,105,097
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,152,062
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,075,627
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,046,057
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,021,292
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,051,525
Northern Arizona University , Revenue , 2013 , 5% , 8/01/26 .....................
2,380,000 2,382,821
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,413,430
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 2,807,028
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 2,940,013
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,505,131
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 2,610,468
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,103,408
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 10,163,086
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 10,635,656
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 5,435,000 5,742,810
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 2,105,000 2,217,844
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 5,272,461
Revenue, 2023 A, 5%, 1/01/50 ........................................ 5,000,000 5,348,742
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 10,394,211
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 5,124,560
State of Arizona ,
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/27 ................. 3,945,000 4,293,740
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/28 ................. 2,000,000 2,222,529
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/29 ................. 2,000,000 2,266,967
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/36 ................. 5,000,000 5,977,128
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/37 ................. 7,000,000 8,291,594

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. $ 1,000,000 $ 1,008,396
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,410,327
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,173,461
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,192,977
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 2,634,658
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 5,237,675
University of Arizona (The) ,
Revenue, 2014, 5%, 8/01/39 ......................................... 10,000,000 10,049,599
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 2,825,424
Revenue, 2016 B, Refunding, 5%, 6/01/42 ............................... 2,000,000 2,042,338
Revenue, 2019 A, 5%, 6/01/42 ........................................ 1,000,000 1,057,748
668,083,721
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 523,785
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,597,158
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,364,679
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,497,417
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,492,970
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 3,275,000 2,046,408
5,036,795
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,015,798
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,836,392
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,437,732
6,289,922
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,497,251
Wisconsin 1.6%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,470,603
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,300,000 2,600,963
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 1,500,000 1,457,573
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,000,000 5,002,550
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,446,668
11,978,357
U.S. Territories 3.7%
Guam 1.6%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 6,584,555

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
See Abbreviations on page 151 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority, (continued)
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... $ 5,325,000 $ 5,397,372
11,981,927
Puerto Rico 2.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
1,970,000 1,978,120
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,290,000 2,283,004
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 750,000 755,841
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,637,243
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 474,935 468,405
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 308,644 198,689
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 527,963 334,597
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 1,550,000 1,453,094
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 4,906,000 4,760,809
15,869,802
Total U.S. Territories .................................................................... 27,851,729
Total Municipal Bonds (Cost $769,220,638) .....................................
725,223,397
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Arizona 0.7%
c
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.95% , 1/01/46 ............... 5,415,000 5,415,000
Total Municipal Bonds (Cost $5,415,000) .......................................
5,415,000
Total Short Term Investments (Cost $5,415,000 ) .................................
5,415,000
a
Total Investments (Cost $774,635,638) 98.8% ...................................
$730,638,397
Other Assets, less Liabilities 1.2% .............................................
8,578,077
Net Assets 100.0% ...........................................................
$739,216,474
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $28,731,344, representing 3.9% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.26 $11.40 $11.69 $11.96 $11.32 $11.28
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.28 0.25 0.28 0.31 0.17
Net realized and unrealized gains (losses) (0.05) (1.15) (0.29) (0.27) 0.66 0.04
Total from investment operations ........ 0.10 (0.87) (0.04) 0.01 0.97 0.21
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.25) (0.28) (0.33) (0.17)
Net asset value, end of period .......... $10.21 $10.26 $11.40 $11.69 $11.96 $11.32
Total return
e
....................... 0.93% (7.63)% (0.43)% 0.07% 8.69% 1.89%
Ratios to average net assets
f
Expenses
g
........................ 0.85% 0.85% 0.83% 0.83% 0.84% 0.84%
Net investment income ............... 2.82% 2.62% 2.08% 2.40% 2.72% 3.14%
Supplemental data
Net assets, end of period (000’s) ........ $114,164 $117,511 $142,935 $119,598 $87,684 $35,153
Portfolio turnover rate ................ 2.41% 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.26 $11.40 $11.68 $11.96 $11.31 $11.32
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.26 0.30 0.33 0.37
Net realized and unrealized gains (losses) (0.06) (1.14) (0.28) (0.29) 0.67 (0.01)
Total from investment operations ........ 0.09 (0.85) (0.02) 0.01 1.00 0.36
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.26) (0.29) (0.35) (0.37)
Net asset value, end of period .......... $10.20 $10.26 $11.40 $11.68 $11.96 $11.31
Total return
d
....................... 0.91% (7.49)% (0.19)% 0.13% 8.95% 3.28%
Ratios to average net assets
e
Expenses
f
......................... 0.70% 0.70% 0.68% 0.68% 0.69% 0.69%
Net investment income ............... 2.97% 2.77% 2.24% 2.57% 2.87% 3.29%
Supplemental data
Net assets, end of period (000’s) ........ $265,377 $287,013 $386,962 $422,411 $477,155 $462,925
Portfolio turnover rate ................ 2.41% 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.39 $11.54 $11.83 $12.11 $11.45 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.20 0.24 0.27 0.31
Net realized and unrealized gains (losses) (0.06) (1.15) (0.29) (0.29) 0.68 (0.01)
Total from investment operations ........ 0.07 (0.92) (0.09) (0.05) 0.95 0.30
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.20) (0.23) (0.29) (0.31)
Net asset value, end of period .......... $10.33 $10.39 $11.54 $11.83 $12.11 $11.45
Total return
d
....................... 0.62% (8.00)% (0.83)% (0.41)% 8.36% 2.67%
Ratios to average net assets
e
Expenses
f
......................... 1.24% 1.24% 1.23% 1.22% 1.24% 1.24%
Net investment income ............... 2.37% 2.18% 1.66% 2.01% 2.32% 2.74%
Supplemental data
Net assets, end of period (000’s) ........ $19,204 $23,346 $36,062 $50,968 $66,329 $69,045
Portfolio turnover rate ................ 2.41% 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.27 $11.41 $11.69 $11.97 $11.32 $11.33
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.28 0.32 0.35 0.39
Net realized and unrealized gains (losses) (0.06) (1.15) (0.28) (0.29) 0.66 (0.01)
Total from investment operations ........ 0.10 (0.84) — 0.03 1.01 0.38
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.31) (0.36) (0.39)
Net asset value, end of period .......... $10.21 $10.27 $11.41 $11.69 $11.97 $11.32
Total return
d
....................... 0.98% (7.35)% (0.05)% 0.27% 9.09% 3.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.55% 0.56% 0.56% 0.58%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.56%
g
0.55% 0.54% 0.54% 0.55% 0.55%
Net investment income ............... 3.11% 2.91% 2.38% 2.68% 3.01% 3.43%
Supplemental data
Net assets, end of period (000’s) ........ $16,488 $15,147 $23,615 $19,296 $14,297 $8,396
Portfolio turnover rate ................ 2.41% 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.26 $11.40 $11.68 $11.96 $11.31 $11.32
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.31 0.35 0.38
Net realized and unrealized gains (losses) (0.06) (1.14) (0.28) (0.28) 0.66 (—)
d
Total from investment operations ........ 0.10 (0.84) — 0.03 1.01 0.38
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.31) (0.36) (0.39)
Net asset value, end of period .......... $10.20 $10.26 $11.40 $11.68 $11.96 $11.31
Total return
e
....................... 0.96% (7.40)% (0.10)% 0.23% 9.06% 3.38%
Ratios to average net assets
f
Expenses
g
........................ 0.60% 0.60% 0.58% 0.58% 0.59% 0.59%
Net investment income ............... 3.08% 2.87% 2.33% 2.66% 2.97% 3.39%
Supplemental data
Net assets, end of period (000’s) ........ $98,199 $97,723 $137,797 $132,696 $115,924 $92,530
Portfolio turnover rate ................ 2.41% 13.39% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,364,433
Total Corporate Bonds (Cost $1,400,000) .......................................
1,364,433
Municipal Bonds 97.5%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,000,000 1,636,147
Colorado 90.5%
Adams State University ,
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 630,092
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,426,798
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,082,888
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,221,457
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 13,989,813
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,002,199
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 5,608,852
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,092,147
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 4,332,988
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,205,982
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 4,870,818
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,401,991
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,331,000 3,909,582
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,034,444
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,157,395
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 7,160,602
Cherokee Metropolitan District ,
Revenue, 2020, BAM Insured, 4%, 8/01/45 .............................. 2,250,000 2,083,071
Revenue, 2020, BAM Insured, 4%, 8/01/50 .............................. 1,400,000 1,276,192
City & County of Denver ,
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,004,300
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 5,000,000 5,090,563
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 4,567,366
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,244,033
Airport System, Revenue, 2022 A, 5%, 11/15/37 ........................... 4,250,000 4,519,136
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 5,000,000 5,114,205
Pledged Excise Tax, Revenue, 2016 A, Refunding, 4%, 8/01/46 ............... 3,500,000 3,252,574
Pledged Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ...................... 5,000,000 5,102,376
Pledged Excise Tax, Revenue, 2021 A, 4%, 8/01/34 ........................ 1,000,000 1,043,535
City of Colorado Springs ,
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 2,704,343
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 6,223,860
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 5,200,395
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,154,260
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 14,184,447
City of Grand Junction ,
COP, 2021, 4%, 12/01/45 ............................................ 2,005,000 1,904,839
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/49 .......................... 3,775,000 3,524,746
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,283,100
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 389,553

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, (continued)
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... $ 150,000 $ 127,376
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 286,976
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 406,336
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,103,028
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 2,394,107
Eagle Ridge Academy, Revenue, 2022 A, Refunding, 5%, 11/01/37 ............ 1,000,000 1,034,094
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/26 ....... 195,000 191,013
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/32 ....... 280,000 267,191
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/52 ....... 1,355,000 1,033,430
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/62 ....... 1,600,000 1,158,784
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/52 750,000 705,503
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/57 1,765,000 1,640,021
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 272,735
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 742,253
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 1,588,739
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 4,996,297
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 715,267
University of Denver, Revenue, 2017 A, 5%, 3/01/47 ....................... 3,950,000 4,070,265
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 400,410
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,179,674
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,052,409
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 2,913,208
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 5,344,298
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,565,935
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 806,030
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 657,559
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 770,881
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 664,961
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 2,631,366
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,174,878
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,028,696
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 3,000,000 3,095,950
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,056,960
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 7,150,109
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 9,990,000 8,657,938
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 3,000,000 3,058,825
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,168,125
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 4,706,175
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 4,532,580
Craig Hospital Obligated Group, Revenue, 2022 A, 5%, 12/01/52 .............. 3,535,000 3,568,387
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,116,733
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 2,830,254
Intermountain Healthcare Obligated Group, Revenue, 2019 A, Refunding, 4%,
1/01/38 ........................................................ 3,660,000 3,610,199
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,011,927

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... $ 6,275,000 $ 5,267,916
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 3,495,000 3,530,102
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/49 .......... 8,050,000 8,049,761
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,001,983
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 999,990
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,540,583
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 779,872
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 752,752
Colorado Mesa University ,
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,043,071
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,621,965
Colorado School of Mines ,
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,551,653
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,108,274
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,226,559
Denver City & County School District No. 1 ,
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,155,926
GO, 2017, 5%, 12/01/41 ............................................. 5,000,000 5,175,109
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,491,030
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 4,946,189
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,257,383
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,038,214
Revenue, 2019 A, Refunding, 5%, 12/01/32 .............................. 1,330,000 1,381,605
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,417,734
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 290,037
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,398,025
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,182,160
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 610,266
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 738,037
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,059,738
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,503,088
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 479,766
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 769,120
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,498,017
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 5,265,780
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 .......
2,000,000 1,942,565
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,163,550
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,012,041
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,483,023
Park Creek Metropolitan District ,
Westerly Creek District Service Area, Revenue, 2017 A, 5%, 12/01/41 .......... 3,000,000 3,009,683
Westerly Creek District Service Area, Revenue, 2017 A, 5%, 12/01/46 .......... 2,500,000 2,483,125
Westerly Creek District Service Area, Revenue, Senior Lien, 2015 A, Refunding, 5%,
12/01/45 ....................................................... 7,000,000 6,997,133
Westerly Creek District Service Area, Revenue, Senior Lien, 2018 A, 5%, 12/01/46 . 2,875,000 2,960,283

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
$ 6,475,000 $ 6,749,245
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
539,000 408,536
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 542,229
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 530,666
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 527,170
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 11,611,686
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 557,538
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 1,005,160
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 745,446
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 677,457
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 10,302,353
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 11,306,284
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 2,568,977
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 856,359
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,682,651
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,024,055
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 5,205,357
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,295,696
COP, 2020 A, 4%, 12/15/38 .......................................... 3,555,000 3,533,096
COP, 2020 R, 4%, 3/15/45 ........................................... 5,000,000 4,756,541
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,160,867
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 419,100
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,023,027
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,621,690
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,883,032
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,029,640
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 398,626
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 503,156
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 924,222
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 657,211
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 516,149
464,689,154
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,104,000 3,360,199
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 800,000 523,785
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,215,000 2,640,319
6,524,303
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,894,583

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 0.8%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ $ 3,000,000 $ 2,913,881
GO, 2021 A, 5%, 3/01/33 ............................................ 500,000 542,472
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 263,593
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 475,507
4,195,453
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 814,218
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,400,000 1,103,360
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,400,000 1,100,083
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 2,100,000 1,384,249
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 562,402
4,150,094
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,800,000 1,271,348
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,772,896
3,044,244
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,103,238
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,400,000 1,083,603
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 2,400,000 1,891,609
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 3,700,000 3,701,887
6,677,099
U.S. Territories 1.1%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,493,024
Puerto Rico 0.8%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,485,000 1,480,464
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,179,646
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 981,968
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 727,804
4,369,882
Total U.S. Territories .................................................................... 5,862,906
Total Municipal Bonds (Cost $537,959,117) .....................................
500,591,439
Total Long Term Investments (Cost $539,359,117) ...............................
501,955,872
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
See Abbreviations on page 151 .
Short Term Investments 0.2%
a a
Principal
Amount
a
Value
Municipal Bonds 0.2%
Colorado 0.2%
c
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 4% , 12/01/35 .................. $ 1,060,000 $ 1,060,000
Total Municipal Bonds (Cost $1,060,000) .......................................
1,060,000
Total Short Term Investments (Cost $1,060,000 ) .................................
1,060,000
a
Total Investments (Cost $540,419,117) 98.0% ...................................
$503,015,872
Other Assets, less Liabilities 2.0% .............................................
10,416,217
Net Assets 100.0% ...........................................................
$513,432,089
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $26,345,949, representing 5.1% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.86 $9.85 $10.17 $10.39 $10.05 $10.01
Income from investment operations
c
:
Net investment income
d
............. 0.12 0.22 0.20 0.26 0.29 0.14
Net realized and unrealized gains (losses) (0.07) (0.99) (0.32) (0.22) 0.36 0.04
Total from investment operations ........ 0.05 (0.77) (0.12) 0.04 0.65 0.18
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.20) (0.26) (0.31) (0.14)
Net asset value, end of period .......... $8.79 $8.86 $9.85 $10.17 $10.39 $10.05
Total return
e
....................... 0.55% (7.84)% (1.23)% 0.42% 6.54% 1.86%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.99% 0.97% 0.98% 0.94% 0.93% 0.92%
Expenses net of waiver and payments by
affiliates and expense reduction
g
........ 0.90% 0.91% 0.98% 0.94% 0.93% 0.92%
Net investment income ............... 2.69% 2.44% 1.95% 2.58% 2.83% 2.98%
Supplemental data
Net assets, end of period (000’s) ........ $26,203 $27,698 $34,084 $28,498 $21,670 $13,765
Portfolio turnover rate ................ 8.67% 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.85 $9.84 $10.16 $10.38 $10.04 $10.08
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.22 0.28 0.30 0.31
Net realized and unrealized gains (losses) (0.07) (0.99) (0.32) (0.22) 0.36 (0.03)
Total from investment operations ........ 0.06 (0.76) (0.10) 0.06 0.66 0.28
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.22) (0.28) (0.32) (0.32)
Net asset value, end of period .......... $8.78 $8.85 $9.84 $10.16 $10.38 $10.04
Total return
d
....................... 0.63% (7.71)% (1.08)% 0.57% 6.70% 2.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.84% 0.83% 0.83% 0.79% 0.78% 0.77%
Expenses net of waiver and payments by
affiliates and expense reduction
f
........ 0.75% 0.76% 0.83% 0.79% 0.78% 0.77%
Net investment income ............... 2.85% 2.59% 2.12% 2.76% 2.98% 3.13%
Supplemental data
Net assets, end of period (000’s) ........ $89,682 $93,653 $119,599 $135,916 $150,081 $160,148
Portfolio turnover rate ................ 8.67% 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.92 $9.92 $10.24 $10.46 $10.13 $10.16
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.18 0.16 0.23 0.25 0.26
Net realized and unrealized gains (losses) (0.06) (1.00) (0.32) (0.23) 0.35 (0.02)
Total from investment operations ........ 0.04 (0.82) (0.16) — 0.60 0.24
Less distributions from:
Net investment income .............. (0.10) (0.18) (0.16) (0.22) (0.27) (0.27)
Net asset value, end of period .......... $8.86 $8.92 $9.92 $10.24 $10.46 $10.13
Total return
d
....................... 0.46% (8.26)% (1.62)% 0.02% 5.98% 2.37%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.39% 1.37% 1.38% 1.34% 1.33% 1.32%
Expenses net of waiver and payments by
affiliates and expense reduction
f
........ 1.30% 1.31% 1.38% 1.34% 1.33% 1.32%
Net investment income ............... 2.25% 2.01% 1.58% 2.21% 2.43% 2.58%
Supplemental data
Net assets, end of period (000’s) ........ $4,488 $4,828 $7,281 $13,302 $20,421 $26,076
Portfolio turnover rate ................ 8.67% 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.85 $9.84 $10.16 $10.38 $10.04 $10.08
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.23 0.29 0.32 0.33
Net realized and unrealized gains (losses) (0.06) (1.00) (0.32) (0.22) 0.36 (0.03)
Total from investment operations ........ 0.07 (0.75) (0.09) 0.07 0.68 0.30
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.23) (0.29) (0.34) (0.34)
Net asset value, end of period .......... $8.79 $8.85 $9.84 $10.16 $10.38 $10.04
Total return
d
....................... 0.81% (7.58)% (0.91)% 0.71% 6.85% 2.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.69% 0.68% 0.70% 0.70% 0.65%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62% 0.63% 0.67% 0.66% 0.64% 0.63%
Net investment income ............... 2.97% 2.75% 2.27% 2.79% 3.12% 3.27%
Supplemental data
Net assets, end of period (000’s) ........ $3,472 $2,952 $1,815 $1,385 $299 $147
Portfolio turnover rate ................ 8.67% 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.84 $9.83 $10.15 $10.37 $10.04 $10.08
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.24 0.23 0.29 0.31 0.32
Net realized and unrealized gains (losses) (0.06) (0.99) (0.32) (0.22) 0.35 (0.03)
Total from investment operations ........ 0.07 (0.75) (0.09) 0.07 0.66 0.29
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.23) (0.29) (0.33) (0.33)
Net asset value, end of period .......... $8.78 $8.84 $9.83 $10.15 $10.37 $10.04
Total return
d
....................... 0.79% (7.63)% (0.98)% 0.67% 6.71% 2.96%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.75% 0.73% 0.73% 0.69% 0.68% 0.67%
Expenses net of waiver and payments by
affiliates and expense reduction
f
........ 0.65% 0.66% 0.73% 0.69% 0.68% 0.67%
Net investment income ............... 2.97% 2.69% 2.22% 2.85% 3.08% 3.23%
Supplemental data
Net assets, end of period (000’s) ........ $16,026 $14,477 $20,378 $20,968 $20,024 $19,351
Portfolio turnover rate ................ 8.67% 14.70% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
Connecticut 91.1%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 433,224
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 710,767
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 336,615
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 502,262
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,045,433
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,802,992
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,712
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 515,410
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 3,860,864
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 1,496,071
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 769,232
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 960,000 769,439
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group, Revenue, D-1, Refunding, 4%, 7/01/46 .. 1,000,000 890,826
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 485,366
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 600,601
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 310,805
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 371,791
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 830,151
Connecticut Children's Medical Center Obligated Group, Revenue, E, 5.25%, 7/15/48 1,560,000 1,640,331
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 4,461,381
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 3,861,814
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 9,124,960
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,471,703
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 614,406
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 952,315
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 903,440
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 5,504,530
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,320,846
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,456,939
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 593,801
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,078,026
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,423,751
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 1,663,137
Trinity Health Corp. Obligated Group, Revenue, 2016 CT, 5%, 12/01/45 ......... 5,000,000 5,050,245
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,254,475
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 4,000,000 3,508,577
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 2,000,000 1,804,173
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 4,760,853
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,640,000 1,412,820
Revenue, 2020 D, Pre-Refunded, 3%, 11/15/35 ........................... 1,145,000 1,141,020
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 1,909,408
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,548,307
South Central Connecticut Regional Water Authority , Revenue, Second Series , 32nd B ,
Refunding , 5% , 8/01/38 ............................................. 1,720,000 1,772,930
State of Connecticut ,
GO, 2020 A, 4%, 1/15/38 ............................................ 7,250,000 7,269,969
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 596,404
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,044,271
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,062,649
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 4,974,763

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
Special Tax, 2020 A, 4%, 5/01/39 ...................................... $ 1,000,000 $ 994,753
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,146,124
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,084,777
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,619,743
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,347,502
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 3,000,000 3,073,062
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 1,000,000 1,056,251
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 459,216
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 222,056
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 261,756
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 244,807
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,032,004
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 301,382
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 294,372
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 289,815
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 3,000,000 3,002,534
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,039,393
127,384,352
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 327,366
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 493,381
Illinois 0.7%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 924,910
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 305,263
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 101,199
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 167,864
574,326
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 394,057
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 392,887
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 750,000 494,374
1,281,318
Texas 0.9%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 500,000 353,152
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 515,886
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 454,305
1,323,343
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 394,013

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
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63
See Abbreviations on page 151 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 400,000 $ 309,601
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,000,000 1,000,510
1,310,111
U.S. Territories 1.5%
Puerto Rico 1.5%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/34 ................
2,010,000 2,023,945
Total Municipal Bonds (Cost $149,539,260) .....................................
136,037,065
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Connecticut 1.0%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 3.8% , 7/01/36 ............................ 1,400,000 1,400,000
Total Municipal Bonds (Cost $1,400,000) .......................................
1,400,000
Total Short Term Investments (Cost $1,400,000 ) .................................
1,400,000
a
Total Investments (Cost $150,939,260) 98.3% ...................................
$137,437,065
Other Assets, less Liabilities 1.7% .............................................
2,434,152
Net Assets 100.0% ...........................................................
$139,871,217
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $4,220,759, representing 3.0% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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64
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.30 $11.43 $11.84 $12.03 $11.31 $11.19
Income from investment operations
c
:
Net investment income
d
............. 0.16 0.29 0.26 0.28 0.29 0.15
Net realized and unrealized gains (losses) (0.07) (1.14) (0.41) (0.19) 0.74 0.12
Total from investment operations ........ 0.09 (0.85) (0.15) 0.09 1.03 0.27
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.26) (0.28) (0.31) (0.15)
Net asset value, end of period .......... $10.24 $10.30 $11.43 $11.84 $12.03 $11.31
Total return
e
....................... 0.89% (7.43)% (1.35)% 0.75% 9.19% 2.46%
Ratios to average net assets
f
Expenses
g
........................ 0.83% 0.83% 0.83% 0.82% 0.82% 0.83%
Net investment income ............... 3.02% 2.71% 2.16% 2.34% 2.51% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $121,053 $120,384 $134,390 $107,468 $74,740 $33,739
Portfolio turnover rate ................ 3.57% 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29. .
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
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Franklin Michigan Tax-Free Income Fund
(continued)
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65
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.29 $11.42 $11.82 $12.02 $11.30 $11.25
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.30 0.31 0.34
Net realized and unrealized gains (losses) (0.06) (1.13) (0.40) (0.20) 0.73 0.06
Total from investment operations ........ 0.10 (0.83) (0.12) 0.10 1.04 0.40
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.30) (0.32) (0.35)
Net asset value, end of period .......... $10.23 $10.29 $11.42 $11.82 $12.02 $11.30
Total return
d
....................... 0.97% (7.29)% (1.12)% 0.82% 9.36% 3.59%
Ratios to average net assets
e
Expenses
f
......................... 0.68% 0.68% 0.68% 0.67% 0.67% 0.68%
Net investment income ............... 3.15% 2.85% 2.32% 2.51% 2.66% 3.01%
Supplemental data
Net assets, end of period (000’s) ........ $473,224 $497,643 $628,769 $688,038 $731,568 $727,705
Portfolio turnover rate ................ 3.57% 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
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Franklin Michigan Tax-Free Income Fund
(continued)
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66
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.46 $11.61 $12.02 $12.21 $11.48 $11.43
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.24 0.21 0.23 0.25 0.28
Net realized and unrealized gains (losses) (0.06) (1.15) (0.41) (0.19) 0.74 0.05
Total from investment operations ........ 0.07 (0.91) (0.20) 0.04 0.99 0.33
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.21) (0.23) (0.26) (0.28)
Net asset value, end of period .......... $10.40 $10.46 $11.61 $12.02 $12.21 $11.48
Total return
d
....................... 0.68% (7.86)% (1.73)% 0.35% 8.74% 2.96%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.22% 1.22% 1.22% 1.22% 1.23%
Net investment income ............... 2.51% 2.25% 1.73% 1.93% 2.11% 2.46%
Supplemental data
Net assets, end of period (000’s) ........ $24,759 $30,730 $43,148 $60,847 $78,321 $80,062
Portfolio turnover rate ................ 3.57% 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
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Franklin Michigan Tax-Free Income Fund
(continued)
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67
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.33 $11.46 $11.87 $12.07 $11.35 $11.29
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.29 0.31 0.33 0.35
Net realized and unrealized gains (losses) (0.06) (1.14) (0.41) (0.20) 0.73 0.07
Total from investment operations ........ 0.11 (0.82) (0.12) 0.11 1.06 0.42
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.29) (0.31) (0.34) (0.36)
Net asset value, end of period .......... $10.27 $10.33 $11.46 $11.87 $12.07 $11.35
Total return
d
....................... 1.04% (7.14)% (1.06)% 0.96% 9.48% 3.79%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.55% 0.55% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54%
g
0.54% 0.54% 0.53% 0.53% 0.54%
Net investment income ............... 3.30% 2.99% 2.44% 2.62% 2.80% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $13,841 $9,690 $11,255 $6,228 $4,153 $3,042
Portfolio turnover rate ................ 3.57% 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.32 $11.46 $11.86 $12.06 $11.34 $11.29
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.29 0.31 0.32 0.35
Net realized and unrealized gains (losses) (0.06) (1.14) (0.40) (0.20) 0.74 0.06
Total from investment operations ........ 0.11 (0.83) (0.11) 0.11 1.06 0.41
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.29) (0.31) (0.34) (0.36)
Net asset value, end of period .......... $10.26 $10.32 $11.46 $11.86 $12.06 $11.34
Total return
d
....................... 1.02% (7.26)% (1.01)% 0.92% 9.44% 3.67%
Ratios to average net assets
e
Expenses
f
......................... 0.58% 0.58% 0.58% 0.57% 0.57% 0.58%
Net investment income ............... 3.22% 2.95% 2.41% 2.59% 2.76% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $71,542 $80,068 $107,625 $102,001 $79,717 $63,190
Portfolio turnover rate ................ 3.57% 27.70% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Michigan Tax-Free Income Fund
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69
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,754,272
Total Corporate Bonds (Cost $1,800,000) .......................................
1,754,272
Municipal Bonds 99.2%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,650,000 2,167,895
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,256,000 4,303,413
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 900,000 589,258
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 4,100,000 3,367,125
8,259,796
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,131,538
State of Illinois , GO , 2021 B , 4% , 12/01/39 ................................
1,860,000 1,756,271
3,887,809
Kentucky 0.8%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,625,000 5,621,286
Michigan 88.0%
c
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ...................... 2,000,000 2,067,919
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,871,929
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,032,083
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,065,086
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,034,499
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 685,259
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,549,745
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,382,587
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,371,103
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,306,939
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,230,386
Caledonia Community Schools , GO , 2023 I , 5% , 5/01/53 ......................
2,000,000 2,119,238
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 1,932,811
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,066,492
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,615,752
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,015,716
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 972,697
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 ..............
1,000,000 1,043,411
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,329,771
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,350,039
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,032
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,040
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 80,000 80,399
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,097,969
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,030,791

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
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70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. $ 2,000,000 $ 2,111,347
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,225,812
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,565,173
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,550,378
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,061,344
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ 2,400,000 2,566,043
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,163,942
City of Lansing , GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ....................
2,225,000 2,083,193
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 ..........................
3,000,000 2,734,568
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,361,216
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,328,905
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,398,523
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 1,780,155
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
8,400,000 9,231,355
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 535,558
GO, 2017, 5%, 5/01/33 ............................................. 815,000 872,179
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,069,373
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,064,963
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,060,604
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 544,131
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,683,610
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,560,631
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,091,165
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,587,329
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,150,686
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 3,634,304
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,025,342
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,050,035
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,126,785
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 2,965,498
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,069,214
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,022,586
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 7,359,564
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 1,985,604
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,060,877
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,004,766
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,504,670
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,124,227
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,676,756
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 6,576,299
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 4,440,158
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 945,625
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 1,877,954
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 768,519
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,023,071
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,176,532

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
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71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO, II, AGMC Insured, 5%, 5/01/32 .................................... $ 1,165,000 $ 1,191,689
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,345,552
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,252,271
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 2,968,601
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 6,308,316
Great Lakes Water Authority ,
Sewage Disposal System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 ....... 1,500,000 1,615,418
Water Supply System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 .......... 5,000,000 5,339,556
Gull Lake Community School District ,
GO, 2018 I, 5%, 5/01/45 ............................................. 4,000,000 4,141,569
GO, 2018 I, 5%, 5/01/48 ............................................. 1,000,000 1,032,502
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,055,498
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,050,380
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,627,924
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 2,615,406
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 2,612,817
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 3,744,756
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,655,000 1,228,758
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 2,000,000 1,818,905
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 8,820,000 6,710,667
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,245,102
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,240,791
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,241,323
GO, 2016, 5%, 5/01/44 ............................................. 2,920,000 2,971,986
Lansing Board of Water & Light , Revenue , 2021 A , 5% , 7/01/51 .................
10,000,000 10,317,196
Lansing Community College , GO , 2017 , Refunding , 5% , 5/01/32 ................
2,000,000 2,154,133
Lansing School District ,
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,170,863
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,246,926
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,226,772
Melvindale Northern Allen Park Public Schools , GO , 2022 , AGMC Insured ,
4.375% , 5/01/47 ................................................... 1,500,000 1,470,827
Meridian Public School District , GO , 2015 , Refunding , 5% , 5/01/31 ..............
1,130,000 1,154,242
Michigan Finance Authority ,
Albion College, Revenue, 2022, Refunding, 5%, 12/01/36 .................... 3,270,000 3,315,330
Albion College, Revenue, 2022, Refunding, 4%, 12/01/46 .................... 5,365,000 4,302,321
Albion College, Revenue, 2022, Refunding, 4%, 12/01/51 .................... 3,415,000 2,637,958
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 11,000,000 11,001,830
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 559,247
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 2,600,000 2,170,279
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 2,820,104
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 8,611,638
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 4,000,000 3,648,718
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 19,015,000 19,265,960
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 10,000,000 10,172,411
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,275,451
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 390,088

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. $ 565,000 $ 540,748
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 595,046
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 615,941
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 584,572
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 3,301,147
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 2,542,420
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 595,208
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 6,399,268
Tobacco Settlement, Revenue, Senior Lien, 2020 A-2, Refunding, 5%, 6/01/40 .... 1,000,000 1,036,766
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 15,244,381
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 1,560,000 1,586,409
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 19,908,068
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 303,656
Michigan State Building Authority ,
Revenue, 2013 1-A, Refunding, 5%, 10/15/33 ............................ 5,000,000 5,007,602
Revenue, 2013 1-A, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,008,967
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 13,362,536
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 10,165,847
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,021,976
Revenue, 2019 I, Refunding, 4%, 4/15/54 ................................ 2,000,000 1,831,724
Revenue, 2021 I, 3%, 10/15/51 ....................................... 1,500,000 1,089,790
Revenue, 2022 I, 4%, 10/15/52 ....................................... 4,250,000 3,953,048
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 5,440,402
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 10,080,857
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,045,428
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 11,429,279
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 3,025,623
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 3,462,123
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 1,866,813
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 2,981,701
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 2,942,556
Revenue, 2022 A, 4.1%, 6/01/43 ...................................... 5,000,000 4,509,597
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,653,990
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/33 .... 2,200,000 2,299,305
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 7,000,000 7,012,526
Michigan Technological University ,
Revenue, 2015 A, 5%, 10/01/45 ....................................... 2,400,000 2,434,891
Revenue, 2023 A, AGMC Insured, 5%, 10/01/47 ........................... 3,000,000 3,119,199
Revenue, 2023 A, AGMC Insured, 5.25%, 10/01/52 ........................ 1,675,000 1,760,497
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,004,536
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,290,766
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,004,343
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,004,528
Revenue, 2016, 5%, 3/01/41 ......................................... 5,000,000 5,077,526
Revenue, 2019, 5%, 3/01/50 ......................................... 2,230,000 2,278,873

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
$ 7,000,000 $ 6,392,214
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,875,326
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,664,923
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,628,953
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 1,821,122
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,255,951
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,284,355
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 2,854,937
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,058,772
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 357,962
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,610,572
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 .............................
5,750,000 6,061,097
c
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................ 2,000,000 2,195,417
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,196,856
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 12,064,829
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 405,000 377,406
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 470,412
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 941,853
University of Michigan ,
Revenue, 2015, Pre-Refunded, 5%, 4/01/46 .............................. 2,000,000 2,095,559
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/37 ............................ 2,700,000 2,882,616
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/42 ............................ 5,635,000 6,016,125
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/47 ............................ 5,000,000 5,338,177
Walled Lake Consolidated School District ,
GO, 2020, 5%, 5/01/45 ............................................. 2,500,000 2,635,017
GO, 2022, 5%, 5/01/49 ............................................. 1,500,000 1,570,587
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 7,992,235
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/40 ...... 3,330,000 3,550,110
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/46 ...... 4,670,000 4,890,189
Detroit Metropolitan Wayne County Airport, Revenue, 2021 B, 5%, 12/01/39 ...... 1,675,000 1,744,893
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/31 .............................. 1,860,000 1,881,291
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 4,637,932
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 9,345,756
Wayne-Westland Community Schools ,
GO, 2022, 3%, 11/01/44 ............................................. 2,830,000 2,123,150
GO, 2022, 3%, 11/01/46 ............................................. 1,475,000 1,080,249
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,668,740
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,037,645
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,544,175
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,578,619
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,016,055
Revenue, 2019 A, Refunding, 5%, 11/15/44 .............................. 2,315,000 2,385,689
Revenue, 2021 A, AGMC Insured, 5%, 11/15/51 ........................... 2,785,000 2,847,611
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,168,547
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,563,565
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,042,260

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Zeeland Public Schools, (continued)
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... $ 2,000,000 $ 2,055,461
619,606,032
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 460,486
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 437,905
898,391
New York 1.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,365,756
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,800,000 1,418,605
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,800,000 1,414,392
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 6,200,000 3,874,117
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,870
7,456,984
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 1,695,131
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 242,749
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 219,839
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 363,766
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,585,473
5,106,958
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,418,448
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,800,000 1,393,203
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,600,000 4,602,346
5,995,549
U.S. Territories 4.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,741,862
Puerto Rico 4.0%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 2,100,000 2,108,656
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 1,515,000 1,526,798
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 3,900,000 3,888,087
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 7,420,000 7,471,480
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 500,000 503,894
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 95,927 94,608
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 62,340 40,131
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 106,638 67,582

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
See Abbreviations on page 151 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 12,900,000 $ 12,518,231
28,219,467
Total U.S. Territories .................................................................... 29,961,329
Total Municipal Bonds (Cost $747,017,341) .....................................
698,746,233
Total Long Term Investments (Cost $748,817,341) ...............................
700,500,505
a
a a a a
a
Total Investments (Cost $748,817,341) 99.4% ...................................
$700,500,505
Other Assets, less Liabilities 0.6% .............................................
3,918,826
Net Assets 100.0% ...........................................................
$704,419,331
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $27,314,862, representing 3.9% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.03 $12.20 $12.62 $12.82 $12.10 $11.97
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.28 0.23 0.25 0.30 0.16
Net realized and unrealized gains (losses) (0.14) (1.18) (0.42) (0.20) 0.72 0.13
Total from investment operations ........ 0.01 (0.90) (0.19) 0.05 1.02 0.29
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.23) (0.25) (0.30) (0.16)
Net asset value, end of period .......... $10.89 $11.03 $12.20 $12.62 $12.82 $12.10
Total return
e
....................... 0.09% (7.35)% (1.59)% 0.38% 8.56% 2.45%
Ratios to average net assets
f
Expenses
g
........................ 0.84% 0.84% 0.83% 0.83% 0.83% 0.83%
Net investment income ............... 2.75% 2.48% 1.79% 1.96% 2.42% 2.81%
Supplemental data
Net assets, end of period (000’s) ........ $172,253 $173,008 $193,021 $160,623 $96,802 $39,129
Portfolio turnover rate ................ 10.21% 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.02 $12.19 $12.61 $12.82 $12.09 $12.07
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.25 0.27 0.32 0.35
Net realized and unrealized gains (losses) (0.13) (1.17) (0.42) (0.21) 0.73 0.02
Total from investment operations ........ 0.03 (0.88) (0.17) 0.06 1.05 0.37
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.25) (0.27) (0.32) (0.35)
Net asset value, end of period .......... $10.89 $11.02 $12.19 $12.61 $12.82 $12.09
Total return
d
....................... 0.26% (7.21)% (1.44)% 0.45% 8.82% 3.16%
Ratios to average net assets
e
Expenses
f
......................... 0.69% 0.69% 0.69% 0.68% 0.68% 0.68%
Net investment income ............... 2.90% 2.62% 1.94% 2.13% 2.57% 2.96%
Supplemental data
Net assets, end of period (000’s) ........ $350,900 $376,659 $506,601 $583,105 $606,559 $588,878
Portfolio turnover rate ................ 10.21% 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.15 $12.33 $12.76 $12.97 $12.23 $12.21
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.17 0.20 0.25 0.29
Net realized and unrealized gains (losses) (0.13) (1.18) (0.43) (0.21) 0.75 0.02
Total from investment operations ........ — (0.95) (0.26) (0.01) 1.00 0.31
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.17) (0.20) (0.26) (0.29)
Net asset value, end of period .......... $11.02 $11.15 $12.33 $12.76 $12.97 $12.23
Total return
d
....................... (0.02)% (7.73)% (2.05)% (0.10)% 8.23% 2.56%
Ratios to average net assets
e
Expenses
f
......................... 1.24% 1.23% 1.23% 1.23% 1.23% 1.23%
Net investment income ............... 2.31% 2.03% 1.36% 1.57% 2.02% 2.41%
Supplemental data
Net assets, end of period (000’s) ........ $43,614 $52,613 $81,058 $109,387 $138,417 $148,269
Portfolio turnover rate ................ 10.21% 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.04 $12.21 $12.64 $12.84 $12.11 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.27 0.29 0.34 0.37
Net realized and unrealized gains (losses) (0.13) (1.17) (0.43) (0.20) 0.73 0.02
Total from investment operations ........ 0.04 (0.86) (0.16) 0.09 1.07 0.39
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.27) (0.29) (0.34) (0.37)
Net asset value, end of period .......... $10.91 $11.04 $12.21 $12.64 $12.84 $12.11
Total return
d
....................... 0.33% (7.06)% (1.28)% 0.60% 8.97% 3.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.54% 0.55% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54%
g
0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ............... 3.06% 2.77% 2.10% 2.26% 2.72% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $17,336 $11,973 $16,571 $13,889 $9,693 $7,177
Portfolio turnover rate ................ 10.21% 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.04 $12.21 $12.63 $12.83 $12.11 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.26 0.28 0.33 0.37
Net realized and unrealized gains (losses) (0.14) (1.18) (0.42) (0.20) 0.73 0.02
Total from investment operations ........ 0.03 (0.87) (0.16) 0.08 1.06 0.39
Less distributions from:
Net investment income .............. (0.17) (0.30) (0.26) (0.28) (0.34) (0.37)
Net asset value, end of period .......... $10.90 $11.04 $12.21 $12.63 $12.83 $12.11
Total return
d
....................... 0.22% (7.11)% (1.34)% 0.63% 8.83% 3.26%
Ratios to average net assets
e
Expenses
f
......................... 0.59% 0.59% 0.58% 0.58% 0.58% 0.58%
Net investment income ............... 3.00% 2.71% 2.04% 2.22% 2.67% 3.06%
Supplemental data
Net assets, end of period (000’s) ........ $177,541 $197,029 $266,255 $244,156 $203,230 $156,683
Portfolio turnover rate ................ 10.21% 19.82% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 6,192,000 $ 5,069,774
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,100,000 1,374,936
6,444,710
Minnesota 96.3%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 26,259,886
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 4,984,489
GO, 2018 A, 4%, 2/01/39 ............................................ 8,905,000 9,016,126
GO, 2018 A, 3.375%, 2/01/43 ......................................... 4,020,000 3,506,156
Becker Independent School District No. 726 ,
GO, 2022 A, Zero Cpn., 2/01/41 ....................................... 1,000,000 429,990
GO, 2022 A, Zero Cpn., 2/01/42 ....................................... 1,000,000 405,125
GO, 2022 A, Zero Cpn., 2/01/43 ....................................... 1,700,000 652,563
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,004,058
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,156,286
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 10,483,715
GO, 2018 A, 4%, 2/01/43 ............................................ 1,900,000 1,849,703
Centennial Independent School District No. 12 ,
GO, 2015 A, Refunding, Zero Cpn., 2/01/32 .............................. 1,450,000 1,049,440
GO, 2015 A, Refunding, Zero Cpn., 2/01/34 .............................. 1,600,000 1,060,933
GO, 2015 A, Refunding, Zero Cpn., 2/01/35 .............................. 350,000 222,259
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 882,629
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,310,371
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 912,916
City of Fridley ,
GO, 2022 A, 4%, 2/01/36 ............................................ 350,000 352,490
GO, 2022 A, 4%, 2/01/37 ............................................ 735,000 738,702
GO, 2022 A, 4%, 2/01/38 ............................................ 800,000 801,314
Fridley Leased Housing Associates I LLLP, Revenue, 2018, FNMA Insured, 3.75%,
11/01/34 ....................................................... 9,428,475 9,179,162
a
Roers Fridley Apartments Owner II LLC, Revenue, 144A, 2023 A, 5.75%, 6/01/41 .. 16,000,000 15,001,331
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 4,941,704
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,376,880
GO, 2019, 3%, 12/01/40 ............................................. 3,000,000 2,503,546
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 7,482,822 5,665,862
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 6,750,000 6,396,426
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 10,076,185
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 6,112,170
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/27 ................. 2,000,000 2,115,616
b
City of Mounds View , Sherman Forbes Housing Partners LP , Revenue , 2023 A ,
Mandatory Put , 4.05% , 11/01/24 ....................................... 1,000,000 997,182
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,004,035
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 11,210,000 11,455,107
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 5,168,350
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 12,027,009
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 8,400,000 9,782,460

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... $ 6,000,000 $ 5,650,906
Mayo Clinic, Revenue, 2022, Refunding, 3.25%, 11/15/41 ................... 4,000,000 3,351,432
Mayo Clinic, Revenue, 2022, Refunding, 5%, 11/15/57 ...................... 2,000,000 2,105,216
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 11,991,959
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 4,684,860
CentraCare Health System Obligated Group, Revenue, 2019, Refunding, 5%,
5/01/48 ........................................................ 10,000,000 10,180,482
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,014,881
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,013,861
Water, Revenue, 2023 A, 4%, 12/01/46 ................................. 13,340,000 13,005,642
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,676,803
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,426,212
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 4,915,322
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 385,000 385,168
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,621,473
Dilworth Glyndon Felton Independent School District No. 2164 , GO , 2020 A , 3% ,
2/01/39 ......................................................... 1,000,000 857,118
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 28,935,000 29,157,863
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 131,798
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 134,378
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 568,087
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 411,590
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 439,497
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 467,723
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 521,329
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 625,174
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 495,655
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 399,171
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 368,271
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 336,980
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 351,461
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 216,739
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 B, 5.25%, 6/15/52 .. 8,000,000 7,827,813
Duluth Independent School District No. 709 ,
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,744,689
GO, 2021 C, Zero Cpn., 2/01/29 ....................................... 1,870,000 1,511,377

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709, (continued)
GO, 2021 C, Zero Cpn., 2/01/30 ....................................... $ 1,275,000 $ 988,268
GO, 2021 C, Zero Cpn., 2/01/31 ....................................... 1,325,000 984,499
GO, 2021 C, Zero Cpn., 2/01/32 ....................................... 1,080,000 767,801
GO, 2021 C, Zero Cpn., 2/01/33 ....................................... 1,075,000 729,524
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,514,064
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
1,630,000 1,635,861
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,264,210
Gibbon Independent School District No. 2365 ,
GO, 2023 A, 5%, 2/01/48 ............................................ 1,850,000 1,943,687
GO, 2023 A, 4.125%, 2/01/52 ......................................... 2,250,000 2,149,943
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn., 2/01/38 ....................................... 4,685,000 2,465,991
GO, 2018 A, Zero Cpn., 2/01/39 ....................................... 4,685,000 2,307,611
GO, 2018 A, Zero Cpn., 2/01/40 ....................................... 4,685,000 2,176,678
Hennepin County Regional Railroad Authority ,
County of Hennepin, GO, 2019 A, 5%, 12/01/35 ........................... 1,480,000 1,625,519
County of Hennepin, GO, 2019 A, 5%, 12/01/36 ........................... 5,220,000 5,687,186
County of Hennepin, GO, 2019 A, 5%, 12/01/37 ........................... 1,000,000 1,080,429
County of Hennepin, GO, 2019 A, 5%, 12/01/38 ........................... 2,000,000 2,145,186
Hermantown Independent School District No. 700 , GO , 2014 A , Refunding , 4% ,
2/01/29 ......................................................... 2,310,000 2,314,658
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 5,376,904
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,331,635
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ...........
1,300,000 1,269,450
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 769,659
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
2,085,000 1,441,055
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,077,829
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,142,218
GO, 2020 B, 2.125%, 3/01/36 ......................................... 3,500,000 2,806,783
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 3,110,108
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 3,007,760
GO, 2022 C, 4%, 3/01/40 ............................................ 3,275,000 3,249,986
GO, 2022 C, 4%, 3/01/41 ............................................ 3,410,000 3,355,955
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2022 A, Refunding, 4.25%, 1/01/52 ............................. 2,990,000 2,844,361
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,020,948
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,225,390
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 5,180,000 5,315,315
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 29,975,000 30,632,205
Minnesota Higher Education Facilities Authority ,
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 2,891,626
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 874,840
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 127,824
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 301,094
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 257,375
St. Catherine University, Revenue, 2023, 5%, 10/01/43 ..................... 600,000 603,498
St. Catherine University, Revenue, 2023, 5.125%, 10/01/48 .................. 750,000 751,443
St. Catherine University, Revenue, 2023, 5%, 10/01/52 ..................... 3,000,000 2,924,669
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 259,452
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 242,562
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 358,090
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 204,893
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 201,199

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... $ 2,600,000 $ 1,978,263
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 496,732
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,241,870
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,785,290
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 742,370
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 726,919
University of St. Thomas, Revenue, 2022 A, 5%, 10/01/52 ................... 10,000,000 10,221,437
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 1,675,000 1,684,015
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,227,863
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 2,870,000 2,395,879
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,815,000 1,705,743
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 1,840,000 1,459,298
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,580,000 2,082,481
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,115,000 1,692,443
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 950,000 734,814
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,345,000 2,383,719
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,320,000 2,331,544
Revenue, 2021 H, GNMA Insured, 2.55%, 1/01/46 ......................... 3,950,000 3,029,505
Revenue, 2022 A, GNMA Insured, 2.75%, 7/01/42 ......................... 2,660,000 2,042,863
Revenue, 2022 A, GNMA Insured, 2.9%, 1/01/45 .......................... 1,280,000 985,468
Revenue, 2022 C, GNMA Insured, 3%, 7/01/43 ........................... 1,725,000 1,334,486
Revenue, 2023 D, GNMA Insured, 4.5%, 7/01/43 .......................... 1,000,000 983,041
Revenue, 2023 D, GNMA Insured, 4.6%, 7/01/45 .......................... 1,000,000 965,174
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,384,208
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,275,470
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,208,703
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,006,839
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,014,066
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,018,818
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 4,775,242
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,063,104
Minnesota Public Facilities Authority , State Revolving Fund , Revenue , 2010 A , 5% ,
3/01/24 ......................................................... 9,010,000 9,086,607
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 7,511,344
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 9,020,000 8,539,165
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 4,706,393
GO, 2019 A, 3%, 2/01/46 ............................................ 22,965,000 17,456,234
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,191,180
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 816,837
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,133,856
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn., 2/01/27 ....................................... 10,545,000 9,220,884
GO, 2018 B, Zero Cpn., 2/01/28 ....................................... 13,055,000 11,028,247
GO, 2018 B, Zero Cpn., 2/01/30 ....................................... 9,010,000 7,017,238
GO, 2018 B, Zero Cpn., 2/01/31 ....................................... 5,310,000 3,970,489

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
$ 3,000,000 $ 2,003,936
c
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,947,895
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 3,926,752
GO, 2018 A, 4%, 2/01/35 ............................................ 4,900,000 5,009,320
GO, 2018 A, 4%, 2/01/37 ............................................ 5,000,000 5,056,946
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn., 2/01/36 ....................................... 3,000,000 1,745,090
GO, 2016 B, Zero Cpn., 2/01/37 ....................................... 2,820,000 1,539,534
GO, 2016 B, Zero Cpn., 2/01/38 ....................................... 5,220,000 2,663,785
GO, 2016 B, Zero Cpn., 2/01/39 ....................................... 3,020,000 1,449,937
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,354,082
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/26 ....................... 5,395,000 4,941,136
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/27 ....................... 6,600,000 5,826,764
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 9,503,325
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,389,151
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 621,176
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 675,548
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 991,199
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,103,991
GO, 2017 B, Refunding, 4%, 2/01/30 ................................... 4,060,000 4,112,147
GO, 2017 B, Refunding, 4%, 2/01/36 ................................... 2,500,000 2,532,110
GO, 2017 B, Refunding, 4%, 2/01/37 ................................... 2,250,000 2,278,899
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,025,192
GO, 2018 A, 3.5%, 2/01/41 ........................................... 3,350,000 2,952,860
St. Paul Port Authority , District Energy St. Paul Obligated Group , Revenue , 2021-1 ,
Refunding , 3% , 10/01/34 ............................................ 300,000 268,423
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 1,615,000 1,628,206
GO, 2019 A, 5%, 8/01/34 ............................................ 1,900,000 2,118,421
GO, 2023 B, 4%, 8/01/43 ............................................ 4,745,000 4,660,086
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 724,752
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,511,429
Revenue, 2014 B, 4%, 1/01/44 ........................................ 3,750,000 3,587,208
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 5,225,000 5,386,406
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,124,475
Revenue, 2017 A, 5%, 9/01/39 ........................................ 1,500,000 1,566,594
Revenue, 2017 A, 5%, 9/01/41 ........................................ 3,000,000 3,118,738
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 5,998,979
Revenue, 2019 A, 5%, 4/01/40 ........................................ 2,110,000 2,244,326
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 6,423,770
Revenue, 2019 A, 5%, 4/01/44 ........................................ 3,505,000 3,713,012
Revenue, 2020 A, 5%, 11/01/42 ....................................... 5,230,000 5,624,503
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn., 2/01/33 ....................................... 2,470,000 1,677,752
GO, 2020 A, Zero Cpn., 2/01/34 ....................................... 2,470,000 1,606,454
GO, 2020 A, Zero Cpn., 2/01/36 ....................................... 1,470,000 856,133
GO, 2020 A, Zero Cpn., 2/01/37 ....................................... 2,470,000 1,351,997

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... $ 1,995,000 $ 1,948,490
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,725,197
Western Minnesota Municipal Power Agency ,
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,117,902
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 6,870,000 6,906,500
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,087,196
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,085,479
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 5,191,361
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 196,206
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 146,718
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 122,110
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 251,197
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 357,998
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 563,216
733,428,497
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,100,000 1,655,040
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,100,000 1,650,124
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,624,544
5,929,708
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 2,954,827
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,654,856
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,100,000 1,625,404
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,600,000 5,602,856
7,228,260
Total Municipal Bonds (Cost $813,502,785) .....................................
757,640,858
a a a a
a
Total Investments (Cost $813,502,785) 99.5% ...................................
$757,640,858
Other Assets, less Liabilities 0.5% .............................................
4,002,042
Net Assets 100.0% ...........................................................
$761,642,900
See Abbreviations on page 151 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $39,847,876, representing 5.2% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.29 $12.54 $12.90 $13.20 $12.49 $12.38
Income from investment operations
c
:
Net investment income
d
............. 0.17 0.31 0.25 0.30 0.35 0.17
Net realized and unrealized gains (losses) (0.12) (1.26) (0.36) (0.30) 0.71 0.11
Total from investment operations ........ 0.05 (0.95) (0.11) — 1.06 0.28
Less distributions from:
Net investment income .............. (0.17) (0.30) (0.25) (0.30) (0.35) (0.17)
Net asset value, end of period .......... $11.17 $11.29 $12.54 $12.90 $13.20 $12.49
Total return
e
....................... 0.39% (7.57)% (0.90)% 0.02% 8.60% 2.30%
Ratios to average net assets
f
Expenses
g
........................ 0.81% 0.81% 0.81% 0.80% 0.81% 0.80%
Net investment income ............... 2.90% 2.66% 1.94% 2.31% 2.69% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $261,373 $269,364 $315,516 $261,661 $160,174 $75,132
Portfolio turnover rate ................ 3.21% 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $12.54 $12.90 $13.20 $12.49 $12.46
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.27 0.33 0.37 0.38
Net realized and unrealized gains (losses) (0.12) (1.26) (0.36) (0.31) 0.71 0.03
Total from investment operations ........ 0.05 (0.94) (0.09) 0.02 1.08 0.41
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.27) (0.32) (0.37) (0.38)
Net asset value, end of period .......... $11.16 $11.28 $12.54 $12.90 $13.20 $12.49
Total return
d
....................... 0.47% (7.51)% (0.75)% 0.17% 8.76% 3.34%
Ratios to average net assets
e
Expenses
f
......................... 0.66% 0.66% 0.66% 0.65% 0.66% 0.65%
Net investment income ............... 3.05% 2.80% 2.10% 2.49% 2.84% 3.03%
Supplemental data
Net assets, end of period (000’s) ........ $586,596 $628,747 $850,932 $929,798 $996,280 $985,590
Portfolio turnover rate ................ 3.21% 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.44 $12.71 $13.08 $13.38 $12.66 $12.63
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.20 0.25 0.30 0.31
Net realized and unrealized gains (losses) (0.12) (1.28) (0.37) (0.30) 0.72 0.03
Total from investment operations ........ 0.02 (1.02) (0.17) (0.05) 1.02 0.34
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.20) (0.25) (0.30) (0.31)
Net asset value, end of period .......... $11.32 $11.44 $12.71 $13.08 $13.38 $12.66
Total return
d
....................... 0.18% (8.00)% (1.36)% (0.37)% 8.16% 2.72%
Ratios to average net assets
e
Expenses
f
......................... 1.21% 1.20% 1.20% 1.20% 1.21% 1.20%
Net investment income ............... 2.45% 2.20% 1.52% 1.92% 2.29% 2.48%
Supplemental data
Net assets, end of period (000’s) ........ $66,108 $78,486 $125,479 $169,258 $203,367 $215,045
Portfolio turnover rate ................ 3.21% 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.30 $12.55 $12.91 $13.22 $12.50 $12.47
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.29 0.34 0.38 0.39
Net realized and unrealized gains (losses) (0.13) (1.25) (0.36) (0.31) 0.73 0.03
Total from investment operations ........ 0.05 (0.91) (0.07) 0.03 1.11 0.42
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.29) (0.34) (0.39) (0.39)
Net asset value, end of period .......... $11.17 $11.30 $12.55 $12.91 $13.22 $12.50
Total return
d
....................... 0.45% (7.29)% (0.61)% 0.31% 8.90% 3.47%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.54% 0.53% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.52% 0.52% 0.52% 0.51% 0.52% 0.51%
Net investment income ............... 3.20% 2.94% 2.23% 2.59% 2.98% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $20,238 $14,734 $21,433 $16,977 $10,638 $6,942
Portfolio turnover rate ................ 3.21% 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.30 $12.55 $12.91 $13.21 $12.50 $12.47
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.33 0.29 0.34 0.38 0.39
Net realized and unrealized gains (losses) (0.13) (1.25) (0.37) (0.30) 0.71 0.03
Total from investment operations ........ 0.05 (0.92) (0.08) 0.04 1.09 0.42
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.28) (0.34) (0.38) (0.39)
Net asset value, end of period .......... $11.17 $11.30 $12.55 $12.91 $13.21 $12.50
Total return
d
....................... 0.43% (7.33)% (0.65)% 0.27% 8.86% 3.43%
Ratios to average net assets
e
Expenses
f
......................... 0.56% 0.56% 0.56% 0.55% 0.56% 0.55%
Net investment income ............... 3.15% 2.89% 2.20% 2.58% 2.94% 3.13%
Supplemental data
Net assets, end of period (000’s) ........ $195,881 $209,487 $299,002 $295,666 $243,913 $179,427
Portfolio turnover rate ................ 3.21% 26.92% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,118,705
Total Corporate Bonds (Cost $3,200,000) .......................................
3,118,705
Municipal Bonds 96.4%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,800,000 2,290,605
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 9,144,000 7,486,760
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,200,000 1,440,409
8,927,169
Illinois 0.1%
State of Illinois , GO , 2021 A , 5% , 3/01/32 .................................
1,250,000 1,362,983
Kentucky 0.9%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 15,210,000 9,913,016
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,500,000 1,525,358
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,000,000 1,982,230
3,507,588
New York 0.6%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 6,750,000 6,354,575
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 750,000 674,658
7,029,233
Ohio 89.1%
American Municipal Power, Inc. ,
Combined Hydroelectric, Revenue, 2016 A, Refunding, 4%, 2/15/35 ............ 1,000,000 1,002,665
Combined Hydroelectric, Revenue, 2016 A, Refunding, 5%, 2/15/46 ............ 7,500,000 7,556,345
Greenup Hydroelectric, Revenue, 2016 A, 5%, 2/15/41 ...................... 5,000,000 5,058,282
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/28 ........ 5,000,000 5,027,269
Prairie State Energy Campus, Revenue, 2017 A, Refunding, 5%, 2/15/37 ........ 3,700,000 3,875,020
Prairie State Energy Campus, Revenue, 2017 A, Refunding, 5%, 2/15/38 ........ 3,500,000 3,637,816
Solar Electricity Prepayment, Revenue, 2019 A, 5%, 2/15/44 ................. 3,345,000 3,430,062
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 2,911,824
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,422,666
Beachwood City School District , GO , 2023 , 4% , 12/01/53 .....................
7,575,000 7,010,532
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,635,622
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,545,940
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,399,036
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,354,258
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 1,984,986
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 9,229,417
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 8,215,000 6,057,869
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 2,875,555

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ $ 120,000 $ 119,071
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 133,745
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 183,876
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 192,761
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 200,062
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 201,282
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 207,237
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 209,538
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 222,075
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 224,861
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 803,018
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 869,040
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 2,825,461
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,371,319
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,887,526
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,816,154
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 16,258,140
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 9,053,505
City of Chillicothe ,
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/37 . 2,890,000 2,942,050
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/47 . 2,110,000 2,110,402
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,711,359
City of Cleveland ,
GO, 2012, 5%, 12/01/30 ............................................. 35,000 35,040
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 903,397
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,021,588
City of Columbus ,
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 5,324,471
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 7,669,688
GO, 2019 A, 5%, 4/01/40 ............................................ 3,000,000 3,195,003
GO, 2021 A, 5%, 4/01/40 ............................................ 1,900,000 2,053,181
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 15,070,692
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/30 ........................ 5,000,000 5,227,072
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 2,955,758
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,080,225
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 8,890,780

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a a
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a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Mount Vernon , Mount Vernon Nazarene University , Revenue , 2022 , Refunding ,
4% , 2/01/37 ...................................................... $ 995,000 $ 898,940
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,764,594
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,793,660
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 581,941
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 4,933,237
Cleveland Department of Public Utilities Division of Water , Revenue , 2020 FF ,
Refunding , 5% , 1/01/33 ............................................. 1,000,000 1,114,919
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 691,013
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 97,012
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 662,206
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 92,980
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 428,551
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 1,679,687
Euclid Avenue Development Corp., Revenue, 2022 A, 5.5%, 8/01/52 ........... 9,000,000 9,327,918
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 644,762
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 1,408,972
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 7,375,582
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 19,213,118
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 4,140,000 3,729,369
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,325,881
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ...................
750,000 779,431
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 2,750,115
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 4,762,861
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 4,852,194
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 2,041,557
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 2,596,734
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,305,127
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 2,590,000 2,126,144
Ohio Living Obligated Group, Revenue, 2023, Refunding, 5.25%, 7/01/41 ........ 5,000,000 4,787,564
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 6,440,074
Sales Tax, Revenue, 2018, 5%, 6/01/48 ................................. 6,000,000 6,247,315
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 3,515,000 3,568,380
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 11,800,000 11,982,289
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/49 .......... 6,030,000 5,481,163
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 7,712,248
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,082,549
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,019,742
County of Mahoning ,
Sewer System, Revenue, 2022, Refunding, 5%, 12/01/46 .................... 3,000,000 3,131,158
Western Reserve Care System, Revenue, 1995, NATL Insured, ETM, 5.5%, 10/15/25 1,700,000 1,732,648

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
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(continued)
Ohio (continued)
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. $ 5,000,000 $ 5,105,890
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,490,315
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/44 ..................................................... 4,705,000 4,711,861
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,146,619
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,337,279
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,583,057
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 359,343
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,138,603
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,046,691
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,556,109
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,665,564
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 20,390,680
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,158,610
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,225,637
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,050,671
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,302,676
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 17,605,587
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,075,041
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,071,762
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,131,747
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,116,286
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,792,393
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,015,654
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,490,411
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 10,937,209
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,350,357
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,540,698
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,136,331
Revenue, 2022 A, Refunding, 5%, 9/01/34 ............................... 1,000,000 1,131,772
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 20,888,558
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 74,850
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 126,701
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 103,088
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 114,722
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 372,567
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 375,342
Revenue, 2022, BAM Insured, 5%, 12/01/43 ............................. 1,000,000 1,032,392
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 3% , 11/15/35 ..
3,500,000 3,193,855
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 5,749,510
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 4,408,301
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,233,515
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 8,050,352
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,788,131

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
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(continued)
Ohio (continued)
c
Ohio Air Quality Development Authority, (continued)
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... $ 2,000,000 $ 1,831,462
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , AGMC
Insured , 5.25% , 12/01/23 ............................................ 120,000 120,185
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/52 4,895,000 4,905,225
Baldwin Wallace University, Revenue, 2022, 6%, 12/01/52 ................... 5,970,000 6,193,177
Capital University, Revenue, 2022, Refunding, 6%, 9/01/42 .................. 4,900,000 5,060,632
Capital University, Revenue, 2022, Refunding, 6%, 9/01/47 .................. 2,000,000 2,048,374
Capital University, Revenue, 2022, Refunding, 6%, 9/01/52 .................. 5,100,000 5,199,620
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,156,758
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 300,000 309,990
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,390,000 3,318,735
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,100,000 3,031,522
John Carroll University, Revenue, 2020, 4%, 10/01/45 ...................... 1,100,000 913,242
John Carroll University, Revenue, 2020, 4%, 10/01/50 ...................... 3,500,000 2,797,817
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/47 .............. 11,360,000 9,274,491
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,401,481
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,213,983
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 2,530,467
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 5,320,000 5,420,290
Kenyon College, Revenue, 2016, Refunding, 4%, 7/01/44 ................... 5,180,000 4,716,467
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,284,465
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 4,000,000 3,517,805
Otterbein Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/30 ...... 1,095,000 1,087,816
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 10,825,886
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 150,000 159,969
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 448,845
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 438,072
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 600,451
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 371,003
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 141,744
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 544,489
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 897,525
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 454,394
Ohio Housing Finance Agency ,
Revenue, 2020 B, GNMA Insured, 2.1%, 9/01/35 .......................... 485,000 384,703
b
Revenue, 144A, 2023 A, 5.625%, 8/01/41 ............................... 17,000,000 16,758,600
Ohio State University (The) ,
Revenue, 2014 A, 4%, 12/01/30 ....................................... 4,325,000 4,337,422
Revenue, 2021 A, 4%, 12/01/48 ....................................... 10,020,000 9,406,249
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 34,713,645
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 1,972,592
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ 10,485,000 4,244,418
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 7,183,306
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/39 ........................................ 5,000,000 5,392,982
Revenue, 2019, 5%, 6/01/44 ......................................... 5,650,000 6,014,722
Revenue, 2021, 5%, 6/01/46 ......................................... 10,555,000 11,376,433
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 10,000,000 10,642,638
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 5,420,889
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 2,645,478
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
7,660,000 7,346,756
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 12,249,080
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 2,877,895

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
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Ohio (continued)
Princeton City School District, (continued)
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... $ 6,000,000 $ 2,752,588
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,017,412
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,746,889
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 5,565,433
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,187,200
State of Ohio ,
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 10,292,324
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 6,995,511
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 2,521,415
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,087,181
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,343,532
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 9,152,472
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/29 ........................................................ 4,850,000 5,296,578
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,084,527
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 804,986
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 907,399
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 772,368
University Hospitals Health System, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 1/15/46 ............................................ 18,795,000 16,899,068
Summit County Development Finance Authority , City of Akron , Revenue , 2022 ,
4% , 5/15/46 ...................................................... 5,585,000 4,912,667
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,700,266
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,892,331
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 5,959,166
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 362,941
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,281,934
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 2,134,056
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 4,385,330
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,140,983
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,430,747
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 6,138,686
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 11,303,487
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 13,429,056
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 5,877,702
University of Cincinnati , Revenue , 2018 A , Refunding , 4% , 6/01/48 ..............
10,000,000 9,351,088
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,067,143
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,656,840
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 1,906,592
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... 2,075,000 1,717,586
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 2,626,241
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 3,231,188
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/41 .......... 570,000 472,971
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/53 .......... 1,375,000 1,041,313
Ohio Communities Accelerator Fund, Revenue, 2022 A, 5.5%, 12/01/50 ......... 3,210,000 3,027,771
Ohio Communities Accelerator Fund, Revenue, 2022 B, 4.75%, 12/01/34 ........ 1,065,000 1,059,516

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
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Amount
a
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Municipal Bonds
(continued)
Ohio (continued)
Warren County Port Authority, (continued)
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... $ 525,000 $ 468,832
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,161,285
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,466,080
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 191,981
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,781,352
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,068,717
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,625,432
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,384,894
Winton Woods City School District ,
GO, 2017, Refunding, 4%, 11/01/43 .................................... 7,000,000 6,762,734
GO, 2022, Refunding, BAM Insured, 4%, 11/01/53 ......................... 2,000,000 1,819,092
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/30 ...
1,285,000 1,411,864
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,431,757
1,006,617,607
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 3,200,000 2,521,965
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 3,200,000 2,514,475
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 5,250,000 3,460,623
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,399,583
10,896,646
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,551,924
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,037,110
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 228,335
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 661,392
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,432,240
8,359,077
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,521,686
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 3,100,000 2,399,405
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 2,800,000 2,720,803
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 8,200,000 8,204,182
13,324,390
U.S. Territories 1.2%
Puerto Rico 1.2%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 2,890,000 2,901,912
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 800,000 805,550

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
99
See A bbreviations on page 151 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... $ 4,515,000 $ 4,501,208
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 1,575,000 1,587,266
Revenue, 2007 N, 5.25%, 7/01/39 ..................................... 295,353 298,004
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 983,039
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 981,968
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 471,493
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 249,143
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,067,446
13,847,029
Total U.S. Territories .................................................................... 13,847,029
Total Municipal Bonds (Cost $1,144,741,699) ...................................
1,090,148,953
Total Long Term Investments (Cost $1,147,941,699) .............................
1,093,267,658
a
a a a a
Short Term Investments 1.3%
Municipal Bonds 1.3%
Ohio 1.3%
d
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 4% , 6/01/34 ................... 3,800,000 3,800,000
d
Ohio Higher Educational Facility Commission , Cleveland Clinic Health System
Obligated Group , Revenue , 2013 B-3 , SPA US Bank NA , Daily VRDN and Put ,
4.15% , 1/01/39 ................................................... 2,325,000 2,325,000
d
State of Ohio , Cleveland Clinic Health System Obligated Group , Revenue , 2019 F , SPA
US Bank NA , Daily VRDN and Put , 4.15% , 1/01/52 ........................ 8,850,000 8,850,000
14,975,000
Total Municipal Bonds (Cost $14,975,000) ......................................
14,975,000
Total Short Term Investments (Cost $14,975,000 ) ................................
14,975,000
a
Total Investments (Cost $1,162,916,699) 98.0% ..................................
$1,108,242,658
Other Assets, less Liabilities 2.0% .............................................
21,953,841
Net Assets 100.0% ...........................................................
$1,130,196,499
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $59,809,622, representing 5.3% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.35 $11.45 $11.73 $12.00 $11.37 $11.30
Income from investment operations
c
:
Net investment income
d
............. 0.16 0.27 0.23 0.26 0.30 0.16
Net realized and unrealized gains (losses) (0.12) (1.10) (0.28) (0.27) 0.64 0.07
Total from investment operations ........ 0.04 (0.83) (0.05) (0.01) 0.94 0.23
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.23) (0.26) (0.31) (0.16)
Net asset value, end of period .......... $10.24 $10.35 $11.45 $11.73 $12.00 $11.37
Total return
e
....................... 0.39% (7.27)% (0.48)% (0.07)% 8.39% 2.09%
Ratios to average net assets
f
Expenses
g
........................ 0.81% 0.81% 0.80% 0.80% 0.80% 0.80%
Net investment income ............... 3.02% 2.56% 1.93% 2.20% 2.58% 3.05%
Supplemental data
Net assets, end of period (000’s) ........ $200,787 $208,460 $251,006 $218,010 $162,664 $62,119
Portfolio turnover rate ................ 3.94% 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
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Franklin Oregon Tax - Free Income Fund
(continued)
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101
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.34 $11.44 $11.72 $11.99 $11.36 $11.37
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.29 0.25 0.28 0.32 0.36
Net realized and unrealized gains (losses) (0.12) (1.11) (0.28) (0.27) 0.64 (0.01)
Total from investment operations ........ 0.05 (0.82) (0.03) 0.01 0.96 0.35
Less distributions from:
Net investment income .............. (0.16) (0.28) (0.25) (0.28) (0.33) (0.36)
Net asset value, end of period .......... $10.23 $10.34 $11.44 $11.72 $11.99 $11.36
Total return
d
....................... 0.46% (7.14)% (0.33)% 0.08% 8.56% 3.13%
Ratios to average net assets
e
Expenses
f
......................... 0.66% 0.66% 0.65% 0.65% 0.65% 0.65%
Net investment income ............... 3.17% 2.71% 2.08% 2.37% 2.73% 3.20%
Supplemental data
Net assets, end of period (000’s) ........ $533,521 $562,620 $731,732 $805,688 $866,593 $843,042
Portfolio turnover rate ................ 3.94% 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $11.63 $11.91 $12.19 $11.54 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.23 0.18 0.22 0.26 0.30
Net realized and unrealized gains (losses) (0.11) (1.14) (0.28) (0.29) 0.66 (0.01)
Total from investment operations ........ 0.03 (0.91) (0.10) (0.07) 0.92 0.29
Less distributions from:
Net investment income .............. (0.13) (0.22) (0.18) (0.21) (0.27) (0.30)
Net asset value, end of period .......... $10.40 $10.50 $11.63 $11.91 $12.19 $11.54
Total return
d
....................... 0.27% (7.79)% (0.79)% (0.63)% 8.05% 2.51%
Ratios to average net assets
e
Expenses
f
......................... 1.20% 1.20% 1.19% 1.19% 1.20% 1.20%
Net investment income ............... 2.56% 2.10% 1.50% 1.80% 2.18% 2.65%
Supplemental data
Net assets, end of period (000’s) ........ $34,621 $43,030 $72,237 $98,075 $127,898 $128,133
Portfolio turnover rate ................ 3.94% 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
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Franklin Oregon Tax - Free Income Fund
(continued)
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103
In
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.35 $11.45 $11.73 $12.00 $11.37 $11.38
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.30 0.26 0.29 0.33 0.38
Net realized and unrealized gains (losses) (0.11) (1.10) (0.28) (0.27) 0.64 (0.02)
Total from investment operations ........ 0.06 (0.80) (0.02) 0.02 0.97 0.36
Less distributions from:
Net investment income .............. (0.17) (0.30) (0.26) (0.29) (0.34) (0.37)
Net asset value, end of period .......... $10.24 $10.35 $11.45 $11.73 $12.00 $11.37
Total return
d
....................... 0.53% (7.01)% (0.12)% 0.12% 8.69% 3.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.52% 0.52% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.53%
g
0.52% 0.52%
g
0.52%
g
0.52% 0.52%
Net investment income ............... 3.31% 2.85% 2.21% 2.49% 2.86% 3.33%
Supplemental data
Net assets, end of period (000’s) ........ $23,412 $21,344 $26,269 $22,928 $19,823 $13,308
Portfolio turnover rate ................ 3.94% 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
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104
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.35 $11.46 $11.73 $12.01 $11.37 $11.38
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.30 0.26 0.29 0.33 0.37
Net realized and unrealized gains (losses) (0.11) (1.12) (0.27) (0.28) 0.65 (0.01)
Total from investment operations ........ 0.06 (0.82) (0.01) 0.01 0.98 0.36
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.26) (0.29) (0.34) (0.37)
Net asset value, end of period .......... $10.25 $10.35 $11.46 $11.73 $12.01 $11.37
Total return
d
....................... 0.61% (7.12)% (0.15)% 0.09% 8.75% 3.22%
Ratios to average net assets
e
Expenses
f
......................... 0.56% 0.56% 0.55% 0.55% 0.55% 0.55%
Net investment income ............... 3.27% 2.80% 2.18% 2.45% 2.83% 3.30%
Supplemental data
Net assets, end of period (000’s) ........ $133,189 $134,222 $181,163 $171,322 $145,073 $107,253
Portfolio turnover rate ................ 3.94% 32.94% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Oregon Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,436,488
Total Corporate Bonds (Cost $2,500,000) .......................................
2,436,488
Municipal Bonds 98.7%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
3,500,000 2,863,257
Florida 0.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 982,097
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,599,000
5,581,097
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,594,955
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,300,000 5,409,470
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,250,000 2,320,113
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 729,841
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,009,343
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,165,000 2,145,764
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 2,000,000 1,876,933
8,081,994
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 4,975,775
Oregon 88.2%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,269,842
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,477,804
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 731,218
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,951,377
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 1,941,442
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,021,910
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,099,704
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,197,967
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,297,866
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,701,540
City of Forest Grove ,
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 6,575,000 6,624,289
Pacific University, Revenue, 2017, Refunding, 4%, 3/01/37 ................... 3,500,000 3,240,728
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 340,376
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,224,173
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/29 ................. 1,315,000 1,366,334
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,445,980
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,519,623
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/32 ................. 1,525,000 1,594,395
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/33 ................. 1,600,000 1,668,455
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. 490,000 464,593
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/37 ................. 1,905,000 1,744,404
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. 3,960,000 3,561,389

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/39 ................. $ 1,750,000 $ 1,554,458
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,175,000 1,177,104
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 23,901,921
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 795,581
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,044,662
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,302,693
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn., 6/15/40 ....................................... 10,000,000 4,404,326
GO, 2017 A, Zero Cpn., 6/15/41 ....................................... 17,030,000 7,080,333
GO, 2017 A, Zero Cpn., 6/15/42 ....................................... 16,625,000 6,505,118
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 8,464,301
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 10,475,371
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 1,836,240
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn., 6/15/37 ............................................. 12,130,000 6,670,021
GO, Zero Cpn., 6/15/38 ............................................. 12,495,000 6,450,022
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,178,681
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40
3,470,000 3,410,804
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 1,997,685
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,260,832
County of Benton , GO , 2023 , 4.125% , 6/01/53 .............................
2,035,000 1,911,330
County of Yamhill ,
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 751,560
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/29 .............. 910,000 925,587
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,006,844
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/36 .............. 2,585,000 2,521,021
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 3,830,000 3,358,700
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 6,948,102
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/45 ................ 9,285,000 8,988,573
Deschutes County Administrative School District No. 1 Bend-La Pine , GO , 2023 , 4% ,
6/15/45 ......................................................... 2,485,000 2,363,642
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 8,440,000 8,444,017
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,606,667
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 6,319,333
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 6,865,124
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 6,330,156
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn., 6/15/40 ....................................... 705,000 314,085
GO, 2019 B, Zero Cpn., 6/15/41 ....................................... 710,000 298,793
GO, 2019 B, Zero Cpn., 6/15/42 ....................................... 610,000 241,764
GO, 2019 B, Zero Cpn., 6/15/43 ....................................... 820,000 307,847
GO, 2019 B, Zero Cpn., 6/15/44 ....................................... 1,115,000 395,358
GO, 2019 B, Zero Cpn., 6/15/45 ....................................... 985,000 329,958
GO, 2019 B, Zero Cpn., 6/15/46 ....................................... 1,190,000 376,804
GO, 2019 B, Zero Cpn., 6/15/47 ....................................... 1,170,000 350,258
GO, 2019 B, Zero Cpn., 6/15/48 ....................................... 1,320,000 373,573

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. $ 1,000,000 $ 1,005,970
Lane & Douglas Counties School District No. 28J Fern Ridge , GO , 2014 A , 5% , 6/15/30
695,000 728,593
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,407,639
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 4%, 8/15/45 .............................................. 5,620,000 5,168,541
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 8,245,000 8,436,844
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 5,685,000 5,111,630
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/50 4,500,000 4,576,146
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,501,698
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,430,663
Metro ,
County of Multnomah Transient Lodging Tax, Revenue, 2017, 5%, 6/15/42 ....... 7,500,000 7,784,040
County of Multnomah Transient Lodging Tax, Revenue, 2017, 5%, 6/15/47 ....... 10,950,000 11,302,532
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 A, 5%, 6/15/37 ............................................ 7,885,000 8,197,670
GO, 2019 A, Zero Cpn., 6/15/39 ....................................... 9,500,000 4,426,035
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn., 6/15/24 ....................................... 1,640,000 1,592,344
GO, 2012 B, Zero Cpn., 6/15/25 ....................................... 1,325,000 1,238,924
GO, 2012 B, Zero Cpn., 6/15/26 ....................................... 2,585,000 2,332,617
GO, 2012 B, Zero Cpn., 6/15/27 ....................................... 2,655,000 2,310,209
GO, 2012 B, Zero Cpn., 6/15/28 ....................................... 2,495,000 2,090,545
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,595,000 2,091,926
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 1,885,000 1,460,407
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 2,030,000 1,510,641
GO, 2012 B, Zero Cpn., 6/15/32 ....................................... 2,000,000 1,425,186
Multnomah-Clackamas Counties Centennial School District No. 28JT , GO , 2020 ,
Refunding , 5% , 6/15/45 ............................................. 13,000,000 13,836,720
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
17,000,000 17,736,690
Oregon Health & Science University ,
Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/44 ................. 4,125,000 3,941,083
Oregon Health & Science University Obligated Group, Revenue, 2017 A, 5%, 7/01/42 10,000,000 10,275,134
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,170,000 1,131,212
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,548,671
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,536,416
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 31,395,000 31,643,221
Legacy Health Obligated Group, Revenue, 2022 A, 4.125%, 6/01/52 ........... 3,000,000 2,731,754
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,000,008
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 7,826,502
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,247,542
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 231,209
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 11,025,000 11,249,853
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 1,960,526
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 47,505,000 38,383,456
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 12,655,466
Port of Portland ,
Airport, Revenue, 24 A, 5%, 7/01/47 .................................... 4,700,000 4,792,220
Airport, Revenue, 24 B, 5%, 7/01/42 .................................... 7,645,000 7,735,399
Airport, Revenue, 24 B, 5%, 7/01/47 .................................... 1,750,000 1,762,798
Airport, Revenue, 25 A, 5%, 7/01/49 .................................... 7,825,000 8,084,960
Airport, Revenue, 25 B, 5%, 7/01/44 .................................... 4,830,000 4,939,076

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... $ 6,300,000 $ 6,402,323
Airport, Revenue, 27 A, 5%, 7/01/30 .................................... 1,585,000 1,703,159
Airport, Revenue, 27 A, 5%, 7/01/31 .................................... 3,880,000 4,168,159
Airport, Revenue, 27 A, 5%, 7/01/32 .................................... 3,170,000 3,402,750
Airport, Revenue, 27 A, 5%, 7/01/45 .................................... 15,670,000 16,064,215
Airport, Revenue, 28, 4%, 7/01/47 ..................................... 5,000,000 4,590,555
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 545,000 548,584
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 484,472
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,101,272
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 3,700,000 3,357,483
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/24 .... 110,000 110,111
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/25 .... 130,000 130,325
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/26 .... 135,000 135,200
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/27 .... 260,000 260,837
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/28 .... 310,000 312,298
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/29 .... 515,000 492,485
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/30 .... 385,000 365,922
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/31 .... 400,000 377,871
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/32 .... 370,000 345,801
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/40 .... 1,540,000 1,270,598
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/57 .... 2,750,000 1,962,942
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 17,105,000 17,277,535
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn., 6/15/30 ....................................... 8,500,000 6,660,306
GO, 2020 C, 4%, 6/15/38 ............................................ 6,000,000 5,981,892
Santiam Canyon School District 129J , GO , 2019 , 5% , 6/15/44 ..................
2,330,000 2,470,573
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,114,619
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 2,634,193
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 2,875,957
GO, 2017 A, 5%, 5/01/42 ............................................ 2,500,000 2,597,041
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 15,613,733
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 5,289,368
GO, 2019 G, 5%, 8/01/44 ............................................ 5,370,000 5,690,401
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,400,185
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 13,598,456
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/39 23,175,000 25,038,228
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 6,825,000 7,308,910
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 19,495,416
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,071,950
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 2,696,506
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2018 A, 5%, 10/01/31 ....................................... 5,025,000 5,372,198
Revenue, 2018 A, 5%, 10/01/32 ....................................... 1,865,000 1,992,374
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 8,650,000 9,148,052
Tualatin Valley Water District , Revenue , 2023 , 5% , 6/01/48 ....................
10,805,000 11,641,863
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 .......................
750,000 752,225
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/47 ...... 2,250,000 2,142,386
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/52 ...... 3,375,000 3,128,919

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ $ 20,000,000 $ 20,291,364
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 11,960,912
Revenue, 2020 A, 5%, 4/01/50 ........................................ 20,000,000 20,973,836
b
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 270,930
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 300,000 325,450
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 2,200,000 2,318,255
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 9,863,783
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 6,267,973
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 10,584,019
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 10,522,288
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/38 ....................................... 2,350,000 1,195,689
GO, 2018 A, Zero Cpn., 6/15/39 ....................................... 3,275,000 1,568,725
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,545,000 2,072,678
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 2,490,000 1,952,377
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 3,140,000 2,368,990
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,646,032
816,469,323
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,500,000 1,970,285
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,500,000 1,964,434
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 7,650,000 5,042,622
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,249,609
11,226,950
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,330,805
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 254,155
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 254,905
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,102,568
5,942,433
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 1,970,067
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,400,000 1,857,604
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 6,300,000 6,303,213
8,160,817
U.S. Territories 4.2%
Puerto Rico 4.2%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,030,125
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 400,000 398,778
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 1,100,000 1,108,567

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority ,
a,c
Revenue, 6%, 7/01/41 .............................................. $ 791,038 $ 791,038
a,c
Revenue, 7.125%, 7/01/59 ........................................... 3,841,715 3,841,715
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,277,950
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 981,968
d
Revenue, WW, 5.25%, 7/01/33 ........................................ 7,040,000 1,936,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 92,753
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,117 39,344
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 104,547 66,257
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 19,745,000 19,160,656
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 3,000,000 2,848,817
38,573,968
Total U.S. Territories .................................................................... 38,573,968
Total Municipal Bonds (Cost $962,006,987) .....................................
913,850,106
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
Puerto Rico Electric Power Authority ..................................... 357,633 286,106
Total Escrows and Litigation Trusts (Cost $–) ...................................
286,106
Total Long Term Investments (Cost $964,506,987) ...............................
916,572,700
a
a a a a
Short Term Investments 0.1%
Principal
Amount
Municipal Bonds 0.1%
Oregon 0.1%
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.93% , 8/01/34 ............ 700,000 700,000
Total Municipal Bonds (Cost $700,000) .........................................
700,000
Total Short Term Investments (Cost $700,000 ) ..................................
700,000
a
Total Investments (Cost $965,206,987) 99.1% ...................................
$917,272,700
Other Assets, less Liabilities 0.9% .............................................
8,258,410
Net Assets 100.0% ...........................................................
$925,531,110

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
See Abbreviations on page 151 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $64,443,690, representing 7.0% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
A
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.64 $9.64 $9.89 $10.11 $9.73 $9.74
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.22 0.20 0.26 0.29 0.16
Net realized and unrealized gains (losses) (0.06) (1.00) (0.25) (0.23) 0.39 (0.01)
Total from investment operations ........ 0.07 (0.78) (0.05) 0.03 0.68 0.15
Less distributions from:
Net investment income .............. (0.13) (0.22) (0.20) (0.25) (0.30) (0.16)
Net asset value, end of period .......... $8.58 $8.64 $9.64 $9.89 $10.11 $9.73
Total return
e
....................... 0.76% (8.13)% (0.56)% 0.32% 7.14% 1.59%
Ratios to average net assets
f
Expenses
g
........................ 0.83% 0.82% 0.81% 0.81% 0.82% 0.83%
Net investment income ............... 2.90% 2.48% 2.00% 2.59% 2.98% 3.40%
Supplemental data
Net assets, end of period (000’s) ........ $149,457 $150,381 $175,896 $146,124 $105,032 $52,673
Portfolio turnover rate ................ 4.44% 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.64 $9.64 $9.89 $10.11 $9.73 $9.78
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.22 0.27 0.31 0.34
Net realized and unrealized gains (losses) (0.07) (1.00) (0.25) (0.23) 0.39 (0.04)
Total from investment operations ........ 0.06 (0.77) (0.03) 0.04 0.70 0.30
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.22) (0.26) (0.32) (0.35)
Net asset value, end of period .......... $8.57 $8.64 $9.64 $9.89 $10.11 $9.73
Total return
d
....................... 0.72% (7.99)% (0.41)% 0.47% 7.29% 3.17%
Ratios to average net assets
e
Expenses
f
......................... 0.68% 0.67% 0.66% 0.67% 0.67% 0.68%
Net investment income ............... 3.05% 2.63% 2.16% 2.77% 3.13% 3.55%
Supplemental data
Net assets, end of period (000’s) ........ $465,260 $494,179 $644,308 $709,450 $772,506 $784,367
Portfolio turnover rate ................ 4.44% 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.76 $9.77 $10.02 $10.24 $9.86 $9.91
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.18 0.16 0.22 0.26 0.30
Net realized and unrealized gains (losses) (0.07) (1.01) (0.25) (0.23) 0.39 (0.05)
Total from investment operations ........ 0.04 (0.83) (0.09) (0.01) 0.65 0.25
Less distributions from:
Net investment income .............. (0.11) (0.18) (0.16) (0.21) (0.27) (0.30)
Net asset value, end of period .......... $8.69 $8.76 $9.77 $10.02 $10.24 $9.86
Total return
d
....................... 0.43% (8.49)% (0.95)% (0.08)% 6.64% 2.56%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.22% 1.21% 1.21% 1.22% 1.23%
Net investment income ............... 2.44% 2.03% 1.60% 2.21% 2.58% 3.00%
Supplemental data
Net assets, end of period (000’s) ........ $34,688 $41,736 $63,426 $104,823 $146,042 $173,240
Portfolio turnover rate ................ 4.44% 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.65 $9.66 $9.90 $10.12 $9.75 $9.80
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.23 0.28 0.32 0.36
Net realized and unrealized gains (losses) (0.07) (1.02) (0.24) (0.22) 0.38 (0.04)
Total from investment operations ........ 0.07 (0.77) (0.01) 0.06 0.70 0.32
Less distributions from:
Net investment income .............. (0.14) (0.24) (0.23) (0.28) (0.33) (0.37)
Net asset value, end of period .......... $8.58 $8.65 $9.66 $9.90 $10.12 $9.75
Total return
d
....................... 0.79% (7.95)% (0.17)% 0.61% 7.32% 3.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.56% 0.55% 0.55% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54%
g
0.54% 0.52% 0.53% 0.53% 0.54%
Net investment income ............... 3.19% 2.84% 2.29% 2.86% 3.27% 3.69%
Supplemental data
Net assets, end of period (000’s) ........ $9,533 $8,556 $5,802 $4,300 $2,905 $2,282
Portfolio turnover rate ................ 4.44% 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended February 28,
2023 2022 2021 2020
a
2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.65 $9.66 $9.90 $10.12 $9.75 $9.80
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.24 0.23 0.28 0.32 0.36
Net realized and unrealized gains (losses) (0.06) (1.01) (0.24) (0.23) 0.38 (0.05)
Total from investment operations ........ 0.08 (0.77) (0.01) 0.05 0.70 0.31
Less distributions from:
Net investment income .............. (0.14) (0.24) (0.23) (0.27) (0.33) (0.36)
Net asset value, end of period .......... $8.59 $8.65 $9.66 $9.90 $10.12 $9.75
Total return
d
....................... 0.88% (7.99)% (0.21)% 0.57% 7.28% 3.27%
Ratios to average net assets
e
Expenses
f
......................... 0.58% 0.57% 0.56% 0.56% 0.57% 0.58%
Net investment income ............... 3.15% 2.71% 2.26% 2.85% 3.23% 3.65%
Supplemental data
Net assets, end of period (000’s) ........ $71,138 $71,451 $106,979 $105,603 $98,190 $81,595
Portfolio turnover rate ................ 4.44% 30.73% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 1,949,191
Total Corporate Bonds (Cost $2,000,000) .......................................
1,949,191
Municipal Bonds 98.2%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,688,000 4,657,118
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,000,000 654,732
5,311,850
Illinois 0.8%
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 2,527,225
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 1,705,230
State of Illinois , GO , 2017 C , 5% , 11/01/29 ................................
1,500,000 1,576,514
5,808,969
New Jersey 0.3%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 952,264
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 4% , 6/15/37 ...
1,000,000 1,000,987
1,953,251
New York 1.6%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,700,000 6,172,767
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 6,050,000 5,505,675
11,678,442
Pennsylvania 90.8%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/32 ........................................ 4,345,000 4,672,757
Revenue, 2021 A, 5%, 1/01/35 ........................................ 5,755,000 6,165,558
Revenue, 2021 A, 5%, 1/01/51 ........................................ 3,500,000 3,547,837
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 2,989,786
Allegheny County Higher Education Building Authority ,
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/33 .............. 700,000 707,327
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/34 .............. 1,090,000 1,097,529
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/40 . 2,115,000 1,969,827
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/41 . 3,000,000 2,765,796
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 972,666
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,178,733
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
5,000,000 5,216,532
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 1,560,000 1,639,830
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. 1,800,000 1,890,645
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,550,000 1,624,407
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,454,887
Revenue, 2022, Refunding, 5%, 5/01/42 ................................. 8,875,000 8,757,977
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 922,216
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 535,711
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,204,152

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority, (continued)
Highlands at Wyomissing Obligated Group, Revenue, 2018, Pre-Refunded, 5%,
5/15/38 ........................................................ $ 1,030,000 $ 1,076,091
Highlands at Wyomissing Obligated Group, Revenue, 2018, Pre-Refunded, 5%,
5/15/48 ........................................................ 1,000,000 1,044,749
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ 1,000,000 1,034,077
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,025,231
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,071,770
Bucks County Industrial Development Authority ,
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/37 ......... 1,000,000 970,328
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/42 ......... 1,080,000 1,017,696
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/52 ......... 2,500,000 2,256,498
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,351,488
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 7,541,559
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,784,537
Canon Mcmillan School District , GO , 2019 , Refunding , BAM Insured , 4% , 6/01/44 ...
4,075,000 3,900,812
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,478,206
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,224,723
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,676,760
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 487,286
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,390,665
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 359,970
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 830,042
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 2,430,000 2,228,882
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 3,534,992
GO, 2019 B, 5%, 2/01/38 ............................................ 4,055,000 4,268,552
GO, 2019 B, 5%, 2/01/39 ............................................ 6,050,000 6,356,090
GO, 2021 A, 4%, 5/01/37 ............................................ 9,435,000 9,271,182
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......................... 10,000,000 10,076,325
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 5,225,000 4,698,806
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 8,100,000 8,216,993
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 5,000,000 5,066,260
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,066,260
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,127,594
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 5,160,140
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/45 .............. 6,300,000 6,560,847
Water & Wastewater, Revenue, 2022 C, 5.5%, 6/01/47 ...................... 5,000,000 5,428,638
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,364,130
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,173,796
Commonwealth of Pennsylvania ,
GO, 2022, 5%, 10/01/40 ............................................. 5,000,000 5,499,827
GO, First Series, 2018, 5%, 3/01/28 .................................... 5,000,000 5,421,968
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,127,676
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,029,387

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
$ 1,660,000 $ 1,704,443
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 580,891
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 654,097
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 425,650
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,448,766
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,030,000 2,004,018
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,555,570
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,014,734
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,012,488
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , Pre-Refunded , BAM Insured , 5% , 11/01/38 .... 1,250,000 1,253,167
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2018, Refunding, 5%,
7/15/43 ........................................................ 3,410,000 3,445,401
Penn Highlands Healthcare Obligated Group, Revenue, 2020, 4%, 7/15/50 ...... 3,500,000 2,981,120
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 932,822
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 3,525,622
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,858,239
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,505,777
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,353,168
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,015,705
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 827,325
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 819,194
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 5,555,000 5,607,622
Geisinger Health System Obligated Group, Revenue, 2017 A-2, Refunding, 5%,
2/15/39 ........................................................ 13,155,000 13,414,845
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,092,909
Governor Mifflin School District ,
GO, 2021, 3%, 4/01/35 ............................................. 810,000 739,811
GO, 2021, 3%, 4/01/36 ............................................. 625,000 558,004
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 863,116
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 844,937
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 846,430
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,318,675
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,205,495
Lancaster Higher Education Authority ,
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/46 ............ 5,000,000 4,679,588
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/51 ............ 5,000,000 4,587,294
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/51 ........ 2,780,000 2,026,103
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 520,000 367,545
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 1,858,928
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,294,220

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. $ 1,000,000 $ 1,025,289
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 1,893,363
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 578,994
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 592,247
Lehigh County Authority ,
City Division Fund, Revenue, 2013 A, 5%, 12/01/43 ........................ 2,435,000 2,439,085
City Division Fund, Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ............ 2,805,000 2,816,318
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 11/01/41 4,345,000 3,810,400
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/42 .... 14,390,000 12,291,144
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 3,835,664
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,403,950
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,499,336
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University, Revenue, 2022 UU-2, Refunding, 5.25%, 5/01/37 .... 2,665,000 2,661,999
Gwynedd Mercy University, Revenue, 2022 UU-2, Refunding, 5%, 5/01/42 ....... 3,700,000 3,424,636
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/48 ........................................................ 8,250,000 8,300,623
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 9,206,756
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 4%,
5/01/52 ........................................................ 4,000,000 3,485,499
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 5%,
5/01/52 ........................................................ 5,000,000 5,057,967
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 490,394
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 1,865,771
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,429,687
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 1,857,357
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 1,992,081
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 417,864
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 7,500,000 7,501,424
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,517,450
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 918,673
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 710,494
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 619,036
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,665,303
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022,
5.25%, 6/30/53 .................................................. 8,500,000 8,641,032
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/29 ........ 500,000 491,307
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/32 ........ 1,300,000 1,261,474
Presbyterian Homes Obligated Group, Revenue, 2023 B-2, Refunding, 5%, 7/01/42 2,365,000 2,325,194
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,015,276
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 4,653,044
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 8,121,072
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,255,705

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... $ 1,200,000 $ 1,128,509
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/41 ........... 1,300,000 1,216,226
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 6,414,515
St. Joseph's University, Revenue, 2012, 5%, 11/01/42 ...................... 5,000,000 4,711,558
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5.25%,
9/01/50 ........................................................ 7,465,000 7,476,402
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 2,895,290
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 14,472,451
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 5,200,048
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 6,571,160
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 9,197,342
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 11,030,000 8,743,526
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 4,647,536
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 8,215,676
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 10,668,652
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,312,458
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 6,189,158
Revenue, 2023, 5.25%, 9/01/53 ....................................... 3,000,000 3,270,062
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,410,247
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 7,621,985
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,486,434
Revenue, 2021 B, 4%, 12/01/46 ....................................... 10,950,000 10,190,755
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 3,667,672
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, Pre-
Refunded, 5%, 7/01/42 ............................................ 5,000,000 5,060,158
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 203,707
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 292,054
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,338,814
St. Joseph's University, Revenue, 2022, 5.5%, 11/01/60 ..................... 8,410,000 8,841,208
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,058,389
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/42 ........................................................ 3,500,000 3,532,287
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 2,400,000 2,410,094
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,032,210
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 11,000,000 11,153,126
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien, 2022 A, 5.25%, 9/01/39 ............................. 1,490,000 1,641,271
Revenue, First Lien, 2022 A, 5.25%, 9/01/40 ............................. 1,365,000 1,491,929
Revenue, First Lien, 2022 A, 5.25%, 9/01/41 ............................. 1,650,000 1,808,559
Revenue, First Lien, 2022 A, 5.25%, 9/01/42 ............................. 1,685,000 1,837,401
Revenue, First Lien, 2022 A, 5%, 9/01/52 ................................ 2,640,000 2,753,033

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ $ 5,000,000 $ 5,000,144
Radnor Township School District , GO , 2021 , 3% , 8/15/35 .....................
1,400,000 1,297,024
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
3,845,000 3,769,087
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,438,168
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 2,627,465
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 3,361,478
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,078,400
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,409,043
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 16,625,036
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,142,927
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 3,654,046
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 7,378,582
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,115,260
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , Refunding , 5% ,
9/15/43 ......................................................... 1,000,000 1,000,434
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,479,982
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 857,080
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,268,375
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,062,386
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 751,437
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,316,649
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,139,405
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,037,997
662,783,940
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,000,000 1,576,228
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,000,000 1,571,547
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,870
3,897,645
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,836,392
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,437,732
4,274,124
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,576,054
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,470,603

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... $ 5,100,000 $ 5,102,601
6,573,204
U.S. Territories 1.8%
Puerto Rico 1.8%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 1,290,000 1,286,060
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 950,000 957,398
Puerto Rico Electric Power Authority ,
a,c
Revenue, 6%, 7/01/41 .............................................. 581,479 581,479
a,c
Revenue, 7.125%, 7/01/59 ........................................... 2,823,988 2,823,988
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,081,342
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 981,968
d
Revenue, XX, 5.25%, 7/01/40 ........................................ 5,175,000 1,423,125
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,881,622
13,016,982
Total U.S. Territories .................................................................... 13,016,982
Total Municipal Bonds (Cost $781,619,421) .....................................
716,874,461
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
Puerto Rico Electric Power Authority ..................................... 262,891 210,312
Total Escrows and Litigation Trusts (Cost $–) ...................................
210,312
Total Long Term Investments (Cost $783,619,421) ...............................
719,033,964
a
a a a a
Short Term Investments 0.5%
Principal
Amount
Municipal Bonds 0.5%
Pennsylvania 0.5%
f
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 4% , 12/01/37 ................................................. 1,000,000 1,000,000
f
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 4.1% , 9/01/45 ............... 2,900,000 2,900,000
3,900,000
Total Municipal Bonds (Cost $3,900,000) .......................................
3,900,000
Total Short Term Investments (Cost $3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $787,519,421) 99.0% ...................................
$722,933,964
Other Assets, less Liabilities 1.0% .............................................
7,142,693
Net Assets 100.0% ...........................................................
$730,076,657

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
See A bbreviations on page 151 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $15,404,212, representing 2.1% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $774,635,638 $540,419,117 $150,939,260 $748,817,341
Value - Unaffiliated issuers ............... $730,638,397 $503,015,872 $137,437,065 $700,500,505
Cash ................................. 4,088,145 4,693,606 1,525,655 227,657
Receivables:
Capital shares sold ..................... 828,884 835,635 12,005 135,640
Interest .............................. 6,855,916 6,828,546 1,341,446 9,734,924
Total assets ....................... 742,411,342 515,373,659 140,316,171 710,598,726
Liabilities:
Payables:
Investment securities purchased ........... — — — 4,241,680
Capital shares redeemed ................ 2,428,794 1,486,594 279,008 1,222,433
Management fees ...................... 300,354 215,193 20,575 286,817
Distribution fees ....................... 91,875 57,996 15,803 80,094
Transfer agent fees ..................... 92,811 74,953 23,429 96,774
Professional fees ...................... 23,856 23,385 22,402 23,725
Trustees' fees and expenses .............. 1,305 1,451 1,414 1,423
Distributions to shareholders .............. 224,277 64,856 65,226 200,580
Accrued expenses and other liabilities ........ 31,596 17,142 17,097 25,869
Total liabilities ...................... 3,194,868 1,941,570 444,954 6,179,395
Net assets, at value .............. $739,216,474 $513,432,089 $139,871,217 $704,419,331
Net assets consist of:
Paid-in capital .......................... $864,596,607 $608,371,043 $190,732,561 $830,965,313
Total distributable earnings (losses) .......... (125,380,133) (94,938,954) (50,861,344) (126,545,982)
Net assets, at value .............. $739,216,474 $513,432,089 $139,871,217 $704,419,331

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $209,935,327 $114,164,107 $26,203,126 $121,053,139
Shares outstanding ..................... 22,011,909 11,184,218 2,979,454 11,818,057
Net asset value per share
a
............... $9.54 $10.21 $8.79 $10.24
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $9.91 $10.61 $9.13 $10.64
Class A1:
Net assets, at value .................... $370,289,877 $265,376,969 $89,681,908 $473,223,654
Shares outstanding ..................... 38,894,076 26,011,588 10,208,822 46,258,665
Net asset value per share
a
............... $9.52 $10.20 $8.78 $10.23
Maximum offering price per s hare (net asset
value per share ÷ 96.25%) ............... $9.89 $10.60 $9.12 $10.63
Class C:
Net assets, at value .................... $27,857,785 $19,204,040 $4,488,095 $24,758,921
Shares outstanding ..................... 2,875,881 1,859,098 506,742 2,380,892
Net asset value and maximum offering price per
share
a
............................... $9.69 $10.33 $8.86 $10.40
Class R6:
Net assets, at value .................... $23,290,372 $16,487,564 $3,472,059 $13,841,166
Shares outstanding ..................... 2,438,486 1,614,933 395,172 1,347,562
Net asset value and maximum offering price per
share ............................... $9.55 $10.21 $8.79 $10.27
Advisor Class:
Net assets, at value .................... $107,843,113 $98,199,409 $16,026,029 $71,542,451
Shares outstanding ..................... 11,293,658 9,625,039 1,825,385 6,970,447
Net asset value and maximum offering price per
share ............................... $9.55 $10.20 $8.78 $10.26
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $813,502,785 $1,162,916,699 $965,206,987 $787,519,421
Value - Unaffiliated issuers ............... $757,640,858 $1,108,242,658 $917,272,700 $722,933,964
Cash ................................. 1,083,545 12,874,580 4,804,805 3,002,221
Receivables:
Capital shares sold ..................... 299,278 378,278 157,856 143,080
Interest .............................. 6,218,132 11,717,570 10,489,918 8,981,267
Total assets ....................... 765,241,813 1,133,213,086 932,725,279 735,060,532
Liabilities:
Payables:
Investment securities purchased ........... 1,911,160 — 4,443,887 3,266,635
Capital shares redeemed ................ 1,004,964 1,961,572 1,965,608 947,851
Management fees ...................... 310,197 447,539 370,721 297,330
Distribution fees ....................... 91,123 142,355 107,931 91,069
Transfer agent fees ..................... 133,353 176,633 97,166 98,915
Trustees' fees and expenses .............. 1,439 1,562 1,776 1,737
Distributions to shareholders .............. 83,181 205,255 141,455 211,913
Accrued expenses and other liabilities ........ 63,496 81,671 65,625 68,425
Total liabilities ...................... 3,598,913 3,016,587 7,194,169 4,983,875
Net assets, at value .............. $761,642,900 $1,130,196,499 $925,531,110 $730,076,657
Net assets consist of:
Paid-in capital .......................... $856,867,360 $1,284,952,759 $1,086,302,386 $908,417,728
Total distributable earnings (losses) .......... (95,224,460) (154,756,260) (160,771,276) (178,341,071)
Net assets, at value .............. $761,642,900 $1,130,196,499 $925,531,110 $730,076,657

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $172,252,569 $261,373,063 $200,787,304 $149,457,465
Shares outstanding ..................... 15,812,228 23,405,011 19,608,984 17,427,780
Net asset value per share
a
............... $10.89 $11.17 $10.24 $8.58
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $11.31 $11.61 $10.64 $8.91
Class A1:
Net assets, at value .................... $350,899,736 $586,596,373 $533,521,121 $465,260,128
Shares outstanding ..................... 32,216,981 52,560,216 52,150,079 54,270,812
Net asset value per share
a
............... $10.89 $11.16 $10.23 $8.57
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $11.31 $11.59 $10.63 $8.90
Class C:
Net assets, at value .................... $43,613,887 $66,107,893 $34,621,178 $34,688,439
Shares outstanding ..................... 3,958,620 5,841,705 3,330,508 3,992,935
Net asset value and maximum offering price per
share
a
............................... $11.02 $11.32 $10.40 $8.69
Class R6:
Net assets, at value .................... $17,336,146 $20,237,851 $23,412,156 $9,532,793
Shares outstanding ..................... 1,589,001 1,811,013 2,286,656 1,110,540
Net asset value and maximum offering price per
share ............................... $10.91 $11.17 $10.24 $8.58
Advisor Class:
Net assets, at value .................... $177,540,562 $195,881,319 $133,189,351 $71,137,832
Shares outstanding ..................... 16,281,148 17,531,395 13,000,100 8,286,180
Net asset value and maximum offering price per
share ............................... $10.90 $11.17 $10.25 $8.59
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $15,085,435 $9,896,467 $2,614,121 $14,056,351
Expenses:
Management fees (Note 3 a ) ................ 1,842,822 1,324,617 421,756 1,756,050
Distribution fees: (Note 3c )
    Class A ............................. 269,780 149,300 34,660 154,320
    Class A1 ............................ 195,372 141,306 46,966 247,175
    Class C ............................. 99,232 71,284 15,706 90,920
Transfer agent fees: (Note 3e )
    Class A ............................. 62,978 42,193 9,670 42,718
    Class A1 ............................ 114,137 99,834 32,749 170,989
    Class C ............................. 8,930 7,748 1,685 9,669
    Class R6 ............................ 3,590 2,737 484 1,902
    Advisor Class ......................... 32,505 34,889 5,441 26,350
Custodian fees (Note 4 ) ................... 2,320 1,671 435 2,233
Reports to shareholders fees ............... 16,428 11,224 6,401 15,249
Registration and filing fees ................. 36,999 18,421 10,886 40,351
Professional fees ........................ 28,851 28,388 27,389 28,759
Trustees' fees and expenses ............... 4,272 2,743 467 3,898
Other ................................. 31,733 30,589 22,234 36,968
Total expenses ...................... 2,749,949 1,966,944 636,929 2,627,551
Expense reductions (Note 4 ) ............ (2,319) (1,661) (433) (2,179)
Expenses waived/paid by affiliates (Note 3 e
and 3f) ........................... (27) (165) (67,317) (85)
Net expenses ...................... 2,747,603 1,965,118 569,179 2,625,287
Net investment income ............. 12,337,832 7,931,349 2,044,942 11,431,064
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (3,313,540) (1,292,767) (1,031,815) (3,939,056)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (1,843,618) (1,279,634) 3,874 (61,949)
Net realized and unrealized gain (loss) ......... (5,157,158) (2,572,401) (1,027,941) (4,001,005)
Net increase (decrease) in net assets resulting from
operations ............................... $7,180,674 $5,358,948 $1,017,001 $7,430,059

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $14,435,329 $21,977,359 $18,461,969 $14,246,825
Expenses:
Management fees (Note 3 a ) ................ 1,910,819 2,754,936 2,270,376 1,824,462
Distribution fees: (Note 3c )
    Class A ............................. 220,585 334,341 261,638 191,882
    Class A1 ............................ 185,055 309,833 279,094 245,483
    Class C ............................. 159,473 238,969 128,473 125,747
Transfer agent fees: (Note 3e )
    Class A ............................. 72,442 94,885 61,770 51,961
    Class A1 ............................ 151,970 219,823 164,731 166,171
    Class C ............................. 20,156 26,083 11,682 13,092
    Class R6 ............................ 2,711 3,591 3,370 1,495
    Advisor Class ......................... 78,840 73,196 39,886 24,470
Custodian fees (Note 4 ) ................... 2,484 3,778 2,977 2,355
Reports to shareholders fees ............... 21,530 26,714 23,233 25,189
Registration and filing fees ................. 39,842 41,896 13,278 19,892
Professional fees ........................ 28,908 30,032 51,320 43,422
Trustees' fees and expenses ............... 4,282 6,595 5,408 4,233
Other ................................. 40,971 43,939 38,669 35,834
Total expenses ...................... 2,940,068 4,208,611 3,355,905 2,775,688
Expense reductions (Note 4 ) ............ (2,471) (3,778) (2,935) (2,355)
Expenses waived/paid by affiliates (Note 3e
and 3f) ........................... (175) (1,017) — (96)
Net expenses ...................... 2,937,422 4,203,816 3,352,970 2,773,237
Net investment income ............. 11,497,907 17,773,543 15,108,999 11,473,588
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (4,336,329) (16,254,284) (1,666,087) (4,828,170)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (4,791,013) 4,251,589 (8,489,352) (865,932)
Net realized and unrealized gain (loss) ......... (9,127,342) (12,002,695) (10,155,439) (5,694,102)
Net increase (decrease) in net assets resulting from
operations ............................... $2,370,565 $5,770,848 $4,953,560 $5,779,486

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,337,832 $24,118,044 $7,931,349 $16,362,248
Net realized gain (loss) ............ (3,313,540) (14,773,739) (1,292,767) (6,656,220)
Net change in unrealized appreciation
(depreciation) ................. (1,843,618) (78,645,105) (1,279,634) (63,477,659)
Net increase (decrease) in net
assets resulting from operations . 7,180,674 (69,300,800) 5,358,948 (53,771,631)
Distributions to shareholders:
Class A ........................ (3,299,905) (5,477,572) (1,680,263) (3,151,192)
Class A1 ....................... (6,277,150) (12,795,799) (4,189,066) (8,775,734)
Class C ........................ (397,357) (891,517) (260,178) (598,454)
Class R6 ....................... (395,892) (646,146) (266,834) (523,311)
Advisor Class ................... (1,840,166) (4,004,463) (1,514,565) (3,027,642)
Total distributions to shareholders ..... (12,210,470) (23,815,497) (7,910,906) (16,076,333)
Capital share transactions: (Note 2 )
Class A ........................ (1,238,493) 22,738,565 (2,751,025) (11,380,098)
Class A1 ....................... (24,241,520) (79,938,374) (20,385,747) (62,616,015)
Class C ........................ (4,443,286) (11,887,394) (4,071,884) (9,344,142)
Class R6 ....................... 3,559,201 (5,537,191) 1,443,295 (6,193,718)
Advisor Class ................... (5,716,195) (47,630,839) 1,009,250 (27,249,327)
Total capital share transactions ....... (32,080,293) (122,255,233) (24,756,111) (116,783,300)
Net increase (decrease) in net
assets ..................... (37,110,089) (215,371,530) (27,308,069) (186,631,264)
Net assets:
Beginning of period ................ 776,326,563 991,698,093 540,740,158 727,371,422
End of period ..................... $739,216,474 $776,326,563 $513,432,089 $540,740,158

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,044,942 $3,989,597 $11,431,064 $22,389,940
Net realized gain (loss) ............ (1,031,815) (1,876,056) (3,939,056) (13,370,909)
Net change in unrealized appreciation
(depreciation) ................. 3,874 (16,224,151) (61,949) (76,114,659)
Net increase (decrease) in net
assets resulting from operations . 1,017,001 (14,110,610) 7,430,059 (67,095,628)
Distributions to shareholders:
Class A ........................ (369,591) (725,655) (1,812,931) (3,242,606)
Class A1 ....................... (1,324,760) (2,628,233) (7,635,546) (15,321,103)
Class C ........................ (54,221) (114,944) (346,812) (793,077)
Class R6 ....................... (47,950) (55,038) (195,336) (295,506)
Advisor Class ................... (228,726) (415,945) (1,210,422) (2,523,867)
Total distributions to shareholders ..... (2,025,248) (3,939,815) (11,201,047) (22,176,159)
Capital share transactions: (Note 2 )
Class A ........................ (1,312,632) (2,990,614) 1,387,784 (761,378)
Class A1 ....................... (3,336,497) (14,118,596) (21,897,894) (70,249,858)
Class C ........................ (307,011) (1,756,700) (5,884,598) (8,286,111)
Class R6 ....................... 554,702 1,346,972 4,261,846 (458,498)
Advisor Class ................... 1,672,804 (3,979,347) (8,192,936) (17,642,348)
Total capital share transactions ....... (2,728,634) (21,498,285) (30,325,798) (97,398,193)
Net increase (decrease) in net
assets ..................... (3,736,881) (39,548,710) (34,096,786) (186,669,980)
Net assets:
Beginning of period ................ 143,608,098 183,156,808 738,516,117 925,186,097
End of period ..................... $139,871,217 $143,608,098 $704,419,331 $738,516,117

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,497,907 $22,834,440 $17,773,543 $36,725,602
Net realized gain (loss) ............ (4,336,329) (23,294,235) (16,254,284) (47,400,274)
Net change in unrealized appreciation
(depreciation) ................. (4,791,013) (77,108,577) 4,251,589 (109,653,839)
Net increase (decrease) in net
assets resulting from operations . 2,370,565 (77,568,372) 5,770,848 (120,328,511)
Distributions to shareholders:
Class A ........................ (2,404,120) (4,194,889) (3,878,631) (7,114,808)
Class A1 ....................... (5,317,068) (10,944,425) (9,453,076) (19,593,108)
Class C ........................ (560,495) (1,266,484) (902,297) (2,089,195)
Class R6 ....................... (256,037) (366,207) (276,859) (474,379)
Advisor Class ................... (2,849,091) (5,666,332) (3,246,778) (6,877,427)
Total distributions to shareholders ..... (11,386,811) (22,438,337) (17,757,641) (36,148,917)
Capital share transactions: (Note 2 )
Class A ........................ 1,368,077 (1,591,623) (5,307,663) (15,102,253)
Class A1 ....................... (21,707,887) (82,148,635) (35,885,164) (139,269,124)
Class C ........................ (8,542,799) (21,017,857) (11,713,961) (35,092,654)
Class R6 ....................... 5,641,090 (2,992,124) 5,741,434 (4,714,873)
Advisor Class ................... (17,380,406) (44,467,536) (11,470,021) (60,887,439)
Total capital share transactions ....... (40,621,925) (152,217,775) (58,635,375) (255,066,343)
Net increase (decrease) in net
assets ..................... (49,638,171) (252,224,484) (70,622,168) (411,543,771)
Net assets:
Beginning of period ................ 811,281,071 1,063,505,555 1,200,818,667 1,612,362,438
End of period ..................... $761,642,900 $811,281,071 $1,130,196,499 $1,200,818,667

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $15,108,999 $28,350,311 $11,473,588 $21,765,107
Net realized gain (loss) ............ (1,666,087) (32,286,476) (4,828,170) (24,814,596)
Net change in unrealized appreciation
(depreciation) ................. (8,489,352) (86,888,363) (865,932) (76,057,153)
Net increase (decrease) in net
assets resulting from operations . 4,953,560 (90,824,528) 5,779,486 (79,106,642)
Distributions to shareholders:
Class A ........................ (3,030,987) (5,411,247) (2,219,477) (3,883,253)
Class A1 ....................... (8,507,452) (16,785,975) (7,466,339) (14,157,572)
Class C ........................ (482,626) (1,116,100) (473,136) (1,002,470)
Class R6 ....................... (362,682) (624,514) (148,228) (170,041)
Advisor Class ................... (2,126,070) (4,085,135) (1,134,644) (2,284,606)
Total distributions to shareholders ..... (14,509,817) (28,022,971) (11,441,824) (21,497,942)
Capital share transactions: (Note 2 )
Class A ........................ (5,551,454) (18,665,930) 317,339 (7,348,797)
Class A1 ....................... (23,639,566) (100,347,561) (25,349,531) (85,237,509)
Class C ........................ (8,109,102) (22,723,065) (6,853,489) (15,405,013)
Class R6 ....................... 2,336,426 (2,431,842) 1,065,242 3,197,395
Advisor Class ................... 376,212 (29,716,365) 255,854 (24,709,921)
Total capital share transactions ....... (34,587,484) (173,884,763) (30,564,585) (129,503,845)
Net increase (decrease) in net
assets ..................... (44,143,741) (292,732,262) (36,226,923) (230,108,429)
Net assets:
Beginning of period ................ 969,674,851 1,262,407,113 766,303,580 996,412,009
End of period ..................... $925,531,110 $969,674,851 $730,076,657 $766,303,580

Franklin Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds (Funds), eight of which are included in
this report. The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 2,196,938 $21,259,882 1,256,673 $13,022,948
Shares issued in reinvestment of distributions .......... 307,276 2,972,280 157,609 1,632,631
Shares redeemed ............................... (2,634,143) (25,470,655) (1,680,080) (17,406,604)
Net increase (decrease) .......................... (129,929) $(1,238,493) (265,798) $(2,751,025)
Year ended February 28, 2023
Shares sold
a
................................... 9,374,499 $91,424,207 3,591,579 $37,605,914
Shares issued in reinvestment of distributions .......... 511,803 4,980,827 291,934 3,043,400
Shares redeemed ............................... (7,514,052) (73,666,469) (4,966,641) (52,029,412)
Net increase (decrease) .......................... 2,372,250 $22,738,565 (1,083,128) $(11,380,098)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 244,787 $2,361,954 288,988 $3,005,642
Shares issued in reinvestment of distributions .......... 562,970 5,434,882 376,585 3,899,241
Shares redeemed ............................... (3,314,140) (32,038,356) (2,634,185) (27,290,630)
Net increase (decrease) .......................... (2,506,383) $(24,241,520) (1,968,612) $(20,385,747)
Year ended February 28, 2023
Shares sold ................................... 1,629,993 $15,929,340 878,800 $9,157,665
Shares issued in reinvestment of distributions .......... 1,138,784 11,078,993 783,575 8,171,625
Shares redeemed ............................... (10,904,192) (106,946,707) (7,630,006) (79,945,305)
Net increase (decrease) .......................... (8,135,415) $(79,938,374) (5,967,631) $(62,616,015)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 91,230 $891,273 50,244 $527,109
Shares issued in reinvestment of distributions .......... 39,241 385,546 24,142 253,201
Shares redeemed
a
.............................. (582,731) (5,720,105) (463,136) (4,852,194)
Net increase (decrease) .......................... (452,260) $(4,443,286) (388,750) $(4,071,884)
Year ended February 28, 2023
Shares sold ................................... 273,736 $2,707,580 107,162 $1,136,320
Shares issued in reinvestment of distributions .......... 87,516 866,653 55,461 585,908
Shares redeemed
a
.............................. (1,551,768) (15,461,627) (1,039,382) (11,066,370)
Net increase (decrease) .......................... (1,190,516) $(11,887,394) (876,759) $(9,344,142)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 714,536 $6,931,224 487,801 $5,060,757
Shares issued in reinvestment of distributions .......... 40,600 393,179 25,600 265,228
Shares redeemed ............................... (390,401) (3,765,202) (373,982) (3,882,690)
Net increase (decrease) .......................... 364,735 $3,559,201 139,419 $1,443,295
Year ended February 28, 2023
Shares sold ................................... 808,219 $7,910,303 563,602 $5,898,270
Shares issued in reinvestment of distributions .......... 65,832 643,180 49,068 512,498
Shares redeemed ............................... (1,439,669) (14,090,674) (1,207,236) (12,604,486)
Net increase (decrease) .......................... (565,618) $(5,537,191) (594,566) $(6,193,718)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 1,201,392 $11,641,618 1,519,160 $15,728,580
Shares issued in reinvestment of distributions .......... 170,276 1,648,801 141,578 1,465,933
Shares redeemed ............................... (1,966,432) (19,006,614) (1,562,171) (16,185,263)
Net increase (decrease) .......................... (594,764) $(5,716,195) 98,567 $1,009,250
Year ended February 28, 2023
Shares sold ................................... 4,894,392 $47,866,730 4,960,908 $51,676,263
Shares issued in reinvestment of distributions .......... 370,534 3,618,011 280,410 2,925,499
Shares redeemed ............................... (10,109,124) (99,115,580) (7,803,130) (81,851,089)
Net increase (decrease) .......................... (4,844,198) $(47,630,839) (2,561,812) $(27,249,327)
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 134,821 $1,212,147 923,675 $9,612,050
Shares issued in reinvestment of distributions .......... 37,528 335,687 160,012 1,662,459
Shares redeemed ............................... (319,288) (2,860,466) (951,568) (9,886,725)
Net increase (decrease) .......................... (146,939) $(1,312,632) 132,119 $1,387,784
Year ended February 28, 2023
Shares sold
a
................................... 935,144 $8,496,911 2,832,004 $29,765,785
Shares issued in reinvestment of distributions .......... 71,587 641,655 281,317 2,944,415
Shares redeemed ............................... (1,340,440) (12,129,180) (3,183,177) (33,471,578)
Net increase (decrease) .......................... (333,709) $(2,990,614) (69,856) $(761,378)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 211,467 $1,888,585 362,773 $3,761,163
Shares issued in reinvestment of distributions .......... 121,818 1,088,434 647,925 6,721,538
Shares redeemed ............................... (707,558) (6,313,516) (3,121,212) (32,380,595)
Net increase (decrease) .......................... (374,273) $(3,336,497) (2,110,514) $(21,897,894)
Year ended February 28, 2023
Shares sold ................................... 154,602 $1,406,066 1,127,992 $11,757,194
Shares issued in reinvestment of distributions .......... 239,766 2,147,619 1,289,219 13,483,937
Shares redeemed ............................... (1,965,979) (17,672,281) (9,118,865) (95,490,989)
Net increase (decrease) .......................... (1,571,611) $(14,118,596) (6,701,654) $(70,249,858)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 18,753 $171,306 46,474 $490,235
Shares issued in reinvestment of distributions .......... 5,547 49,980 31,560 332,909
Shares redeemed
a
.............................. (58,716) (528,297) (635,487) (6,707,742)
Net increase (decrease) .......................... (34,416) $(307,011) (557,453) $(5,884,598)
Year ended February 28, 2023
Shares sold ................................... 49,455 $443,862 247,063 $2,666,503
Shares issued in reinvestment of distributions .......... 11,960 108,011 71,603 761,498
Shares redeemed
a
.............................. (254,210) (2,308,573) (1,098,342) (11,714,112)
Net increase (decrease) .......................... (192,795) $(1,756,700) (779,676) $(8,286,111)
Class R6
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 102,650 $919,525 466,681 $4,859,786
Shares issued in reinvestment of distributions .......... 1,731 15,467 17,606 183,289
Shares redeemed ............................... (42,676) (380,290) (74,769) (781,229)
Net increase (decrease) .......................... 61,705 $554,702 409,518 $4,261,846
Year ended February 28, 2023
Shares sold ................................... 195,598 $1,764,683 301,480 $3,186,374
Shares issued in reinvestment of distributions .......... 2,471 22,116 26,026 273,265
Shares redeemed ............................... (49,101) (439,827) (371,186) (3,918,137)
Net increase (decrease) .......................... 148,968 $1,346,972 (43,680) $(458,498)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 336,690 $3,001,539 608,308 $6,345,365
Shares issued in reinvestment of distributions .......... 20,337 181,552 108,983 1,134,702
Shares redeemed ............................... (168,611) (1,510,287) (1,503,593) (15,673,003)
Net increase (decrease) .......................... 188,416 $1,672,804 (786,302) $(8,192,936)
Year ended February 28, 2023
Shares sold ................................... 515,861 $4,585,340 5,309,708 $55,701,740
Shares issued in reinvestment of distributions .......... 36,068 323,194 229,524 2,404,227
Shares redeemed ............................... (987,251) (8,887,881) (7,177,566) (75,748,315)
Net increase (decrease) .......................... (435,322) $(3,979,347) (1,638,334) $(17,642,348)
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 1,927,854 $21,460,622 2,214,888 $25,093,525
Shares issued in reinvestment of distributions .......... 208,890 2,317,527 321,297 3,650,782
Shares redeemed ............................... (2,016,792) (22,410,072) (2,988,183) (34,051,970)
Net increase (decrease) .......................... 119,952 $1,368,077 (451,998) $(5,307,663)
Year ended February 28, 2023
Shares sold
a
................................... 5,034,594 $56,237,705 6,505,354 $74,668,190
Shares issued in reinvestment of distributions .......... 359,759 4,010,448 588,406 6,733,288
Shares redeemed ............................... (5,529,268) (61,839,776) (8,388,304) (96,503,731)
Net increase (decrease) .......................... (134,915) $(1,591,623) (1,294,544) $(15,102,253)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 439,210 $4,878,361 427,462 $4,865,760
Shares issued in reinvestment of distributions .......... 447,021 4,958,868 761,766 8,651,080
Shares redeemed ............................... (2,838,720) (31,545,116) (4,351,288) (49,402,004)
Net increase (decrease) .......................... (1,952,489) $(21,707,887) (3,162,060) $(35,885,164)
Year ended February 28, 2023
Shares sold ................................... 1,445,453 $16,204,565 1,430,332 $16,450,822
Shares issued in reinvestment of distributions .......... 912,784 10,180,689 1,571,717 17,982,364
Shares redeemed ............................... (9,734,340) (108,533,889) (15,153,083) (173,702,310)
Net increase (decrease) .......................... (7,376,103) $(82,148,635) (12,151,034) $(139,269,124)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 153,643 $1,731,381 119,686 $1,382,281
Shares issued in reinvestment of distributions .......... 49,312 553,518 75,795 872,802
Shares redeemed
a
.............................. (962,774) (10,827,698) (1,213,614) (13,969,044)
Net increase (decrease) .......................... (759,819) $(8,542,799) (1,018,133) $(11,713,961)
Year ended February 28, 2023
Shares sold ................................... 390,621 $4,459,801 372,844 $4,363,324
Shares issued in reinvestment of distributions .......... 110,387 1,245,323 173,404 2,012,668
Shares redeemed
a
.............................. (2,354,001) (26,722,981) (3,556,523) (41,468,646)
Net increase (decrease) .......................... (1,852,993) $(21,017,857) (3,010,275) $(35,092,654)
Class R6
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 723,793 $8,071,868 673,884 $7,645,481
Shares issued in reinvestment of distributions .......... 21,737 241,387 23,785 270,206
Shares redeemed ............................... (240,859) (2,672,165) (190,689) (2,174,253)
Net increase (decrease) .......................... 504,671 $5,641,090 506,980 $5,741,434
Year ended February 28, 2023
Shares sold ................................... 621,377 $6,962,652 697,316 $7,998,654
Shares issued in reinvestment of distributions .......... 31,799 355,522 40,112 459,700
Shares redeemed ............................... (925,522) (10,310,298) (1,140,659) (13,173,227)
Net increase (decrease) .......................... (272,346) $(2,992,124) (403,231) $(4,714,873)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 1,780,202 $19,796,423 2,002,577 $22,769,549
Shares issued in reinvestment of distributions .......... 252,817 2,807,973 271,220 3,082,809
Shares redeemed ............................... (3,604,732) (39,984,802) (3,286,768) (37,322,379)
Net increase (decrease) .......................... (1,571,713) $(17,380,406) (1,012,971) $(11,470,021)
Year ended February 28, 2023
Shares sold ................................... 13,699,756 $153,016,527 13,481,072 $154,039,965
Shares issued in reinvestment of distributions .......... 500,493 5,589,520 571,588 6,548,993
Shares redeemed ............................... (18,155,634) (203,073,583) (19,330,337) (221,476,397)
Net increase (decrease) .......................... (3,955,385) $(44,467,536) (5,277,677) $(60,887,439)
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2023
Shares sold
a
................................... 1,681,351 $17,541,526 1,173,959 $10,279,626
Shares issued in reinvestment of distributions .......... 277,801 2,889,420 234,378 2,045,048
Shares redeemed ............................... (2,498,378) (25,982,400) (1,375,911) (12,007,335)
Net increase (decrease) .......................... (539,226) $(5,551,454) 32,426 $317,339
Year ended February 28, 2023
Shares sold
a
................................... 7,344,243 $77,486,033 3,647,689 $32,168,851
Shares issued in reinvestment of distributions .......... 492,068 5,167,719 407,912 3,576,644
Shares redeemed ............................... (9,604,558) (101,319,682) (4,897,944) (43,094,292)
Net increase (decrease) .......................... (1,768,247) $(18,665,930) (842,343) $(7,348,797)
Class A1
Class A1 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 631,109 $6,576,644 556,133 $4,874,298
Shares issued in reinvestment of distributions .......... 760,211 7,903,235 745,584 6,503,983
Shares redeemed ............................... (3,668,197) (38,119,445) (4,213,861) (36,727,812)
Net increase (decrease) .......................... (2,276,877) $(23,639,566) (2,912,144) $(25,349,531)
Year ended February 28, 2023
Shares sold ................................... 3,316,281 $34,841,354 1,095,758 $9,656,086
Shares issued in reinvestment of distributions .......... 1,490,817 15,649,561 1,422,539 12,482,181
Shares redeemed ............................... (14,327,222) (150,838,476) (12,161,938) (107,375,776)
Net increase (decrease) .......................... (9,520,124) $(100,347,561) (9,643,641) $(85,237,509)
Class C
Class C Shares:
Six Months ended August 31, 2023
Shares sold ................................... 81,401 $857,483 82,096 $729,347
Shares issued in reinvestment of distributions .......... 44,715 472,417 51,656 456,855
Shares redeemed
a
.............................. (892,279) (9,439,002) (906,762) (8,039,691)
Net increase (decrease) .......................... (766,163) $(8,109,102) (773,010) $(6,853,489)
Year ended February 28, 2023
Shares sold ................................... 292,384 $3,126,145 223,633 $2,007,182
Shares issued in reinvestment of distributions .......... 102,202 1,090,936 108,423 963,940
Shares redeemed
a
.............................. (2,510,748) (26,940,146) (2,058,075) (18,376,135)
Net increase (decrease) .......................... (2,116,162) $(22,723,065) (1,726,019) $(15,405,013)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2023
Shares sold ................................... 560,016 $5,833,125 211,432 $1,847,543
Shares issued in reinvestment of distributions .......... 34,806 361,852 16,976 148,220
Shares redeemed ............................... (371,293) (3,858,551) (106,618) (930,521)
Net increase (decrease) .......................... 223,529 $2,336,426 121,790 $1,065,242
Year ended February 28, 2023
Shares sold ................................... 971,841 $10,214,924 762,722 $6,515,973
Shares issued in reinvestment of distributions .......... 59,356 623,488 19,296 169,246
Shares redeemed ............................... (1,261,944) (13,270,254) (394,184) (3,487,824)
Net increase (decrease) .......................... (230,747) $(2,431,842) 387,834 $3,197,395
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2023
Shares sold ................................... 1,646,392 $17,160,445 969,869 $8,469,068
Shares issued in reinvestment of distributions .......... 195,084 2,030,507 116,765 1,020,091
Shares redeemed ............................... (1,807,062) (18,814,740) (1,056,421) (9,233,305)
Net increase (decrease) .......................... 34,414 $376,212 30,213 $255,854
Year ended February 28, 2023
Shares sold ................................... 6,134,144 $65,019,517 2,264,894 $19,942,552
Shares issued in reinvestment of distributions .......... 370,875 3,899,134 235,367 2,067,950
Shares redeemed ............................... (9,348,635) (98,635,016) (5,324,210) (46,720,423)
Net increase (decrease) .......................... (2,843,616) $(29,716,365) (2,823,949) $(24,709,921)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.478% 0.491% 0.581%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.479% 0.476% 0.466%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.471% 0.478%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,273 $6,236 $416 $4,025
CDSC retained ........................... $15,760 $13,131 $8 $6,858
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,225 $6,242 $4,680 $3,429
CDSC retained ........................... $5,984 $104,744 $20,679 $3,968
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2023, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $85,222 $66,637 $21,789 $106,003
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $104,545 $144,939 $107,372 $110,317
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $10,400,000 $8,500,000 $600,000 $7,500,000
Sales .................................. $13,200,000 $10,825,000 $2,600,000 $8,700,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $21,050,000 $17,300,000 $12,300,000 $4,200,000
Sales .................................. $45,050,000 $33,000,000 $15,850,000 $10,900,001
Net Realized Gains (Losses) ................. $1,701,357 — — $1
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the  period ended August 31 , 202 3 ,  the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
At August 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 24,507,296 $ 22,110,279 $ 8,531,620 $ 21,015,231
Long term ............................. 53,332,925 34,674,729 27,864,937 52,995,366
Total capital loss carryforwards ............ $77,840,221 $56,785,008 $36,396,557 $74,010,597
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,512,345 $ 39,572,501 $ 36,236,045 $ 25,053,372
Long term ............................. 21,275,148 44,409,231 75,492,346 85,078,417
Total capital loss carryforwards ............ $35,787,493 $83,981,732 $111,728,391 $110,131,789
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $774,785,212 $540,340,805 $150,912,821 $749,289,134
Unrealized appreciation ..................... $4,170,721 $3,110,750 $595,975 $3,050,836
Unrealized depreciation ..................... (48,317,536) (40,435,683) (14,071,731) (51,839,465)
Net unrealized appreciation (depreciation) ....... $(44,146,815) $(37,324,933) $(13,475,756) $(48,788,629)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2023, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identifi ed in the accompanying Schedule s of Investments.
At August 31 , 202 3 , the aggregate value of these securities was as follows:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $812,496,888 $1,162,583,281 $965,018,834 $787,553,517
Unrealized appreciation ..................... $2,149,242 $7,448,571 $6,326,259 $3,004,374
Unrealized depreciation ..................... (57,005,272) (61,789,194) (54,072,393) (67,623,927)
Net unrealized appreciation (depreciation) ....... $(54,856,030) $(54,340,623) $(47,746,134) $(64,619,553)
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $20,652,113 $12,681,318 $12,186,467 $25,721,001
Sales .................................. $56,614,248 $35,319,877 $16,109,894 $47,995,063
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $85,811,260 $36,944,018 $37,234,833 $33,053,350
Sales .................................. $79,624,826 $82,413,707 $66,377,626 $54,499,457
Value
Percentage of
Net Assets
Franklin Oregon Tax-Free Income Fund ........................................... $ 1,936,000 0.2%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 1,423,125 0.2%
5. Income Taxes
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2023, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 725,223,397 $ — $ 725,223,397
Short Term Investments ................... — 5,415,000 — 5,415,000
Total Investments in Securities ........... $— $730,638,397 $— $730,638,397

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Level 1 Level 2 Level 3 Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 1,364,433 $ 1,364,433
Municipal Bonds ......................... — 500,591,439 — 500,591,439
Short Term Investments ................... — 1,060,000 — 1,060,000
Total Investments in Securities ........... $— $501,651,439 $1,364,433 $503,015,872
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 136,037,065 — 136,037,065
Short Term Investments ................... — 1,400,000 — 1,400,000
Total Investments in Securities ........... $— $137,437,065 $— $137,437,065
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,754,272 1,754,272
Municipal Bonds ......................... — 698,746,233 — 698,746,233
Total Investments in Securities ........... $— $698,746,233 $1,754,272 $700,500,505
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 757,640,858 — 757,640,858
Total Investments in Securities ........... $— $757,640,858 $— $757,640,858
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 3,118,705 3,118,705
Municipal Bonds ......................... — 1,090,148,953 — 1,090,148,953
Short Term Investments ................... — 14,975,000 — 14,975,000
Total Investments in Securities ........... $— $1,105,123,953 $3,118,705 $1,108,242,658
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,436,488 2,436,488
Municipal Bonds : —
California ............................. — 2,863,257 — 2,863,257
Florida ............................... — 5,581,097 — 5,581,097
Illinois ............................... — 4,594,955 — 4,594,955
Kentucky ............................. — 5,409,470 — 5,409,470
New Jersey ........................... — 8,081,994 — 8,081,994
New York ............................. — 4,975,775 — 4,975,775
Oregon .............................. — 816,469,323 — 816,469,323
South Carolina ......................... — 11,226,950 — 11,226,950
Texas ............................... — 5,942,433 — 5,942,433
Washington ........................... — 1,970,067 — 1,970,067
Wisconsin ............................ — 8,160,817 — 8,160,817
U.S. Territories ..........................
Puerto Rico ........................... — 33,941,215 4,632,753 38,573,968
Escrows and Litigation Trusts ............... — — 286,106 286,106
Short Term Investments ................... — 700,000 — 700,000
Total Investments in Securities ........... $— $909,917,353 $7,355,347 $917,272,700
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 1,949,191 $ 1,949,191
Municipal Bonds : —
Florida ............................... — 5,311,850 — 5,311,850
Illinois ............................... — 5,808,969 — 5,808,969
New Jersey ........................... — 1,953,251 — 1,953,251
New York ............................. — 11,678,442 — 11,678,442
Pennsylvania .......................... — 662,783,940 — 662,783,940
South Carolina ......................... — 3,897,645 — 3,897,645
Texas ............................... — 4,274,124 — 4,274,124
Washington ........................... — 1,576,054 — 1,576,054
Wisconsin ............................ — 6,573,204 — 6,573,204
U.S. Territories ..........................
Puerto Rico ........................... — 9,611,515 3,405,467 13,016,982
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 3,900,000 — 3,900,000
Total Investments in Securities ........... $— $717,368,994 $5,564,970 $722,933,964
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
10. Fair Value Measurements
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Tax-Free Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement), for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s

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parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Arizona Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-, three- and
five-year periods was below the median of its Performance
Universe, but for the 10-year period was above the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Colorado Tax-Free Income Fund, Franklin
Connecticut Tax-Free Income Fund, Franklin Minnesota Tax-
Free Income Fund and Franklin Oregon Tax-Free Income
Fund - The Performance Universe for each of the Franklin
Colorado Tax-Free Income Fund, Franklin Connecticut Tax-
Free Income Fund and Franklin Oregon Tax-Free Income
Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Universe
for the Franklin Minnesota Tax-Free Income Fund included
the Fund and all retail and institutional Minnesota municipal debt funds. The Board noted that the Funds’ annualized
income returns for the one-, three-, five- and 10-year periods were above the medians of their respective Performance
Universes. The Board also noted that the Funds’ annualized
total returns for the one-, three-, five- and 10-year periods were below the medians of their respective Performance
Universes. The Board further noted management’s view
regarding the income-related attributes of each Fund (e.g.,
fund investment objective) as set forth in each Fund’s
registration statement and that the evaluation of each Fund’s performance relative to the Fund’s peers on an income
return basis was appropriate given its attributes. The Board concluded that the Funds’ performance was satisfactory.
Franklin Michigan Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-, three- and
10- year periods was below the median of its Performance
Universe, but for the five-year period was above the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Ohio Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional Ohio municipal debt funds. The Board noted
that the Fund’s annualized income return for the one-,
three-, five- and 10-year periods was above the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one -, three- and five- year periods was below the median of its Performance
Universe, but for the 10-year period was equal to the median of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation

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of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Pennsylvania Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional Pennsylvania municipal debt funds.
The Board noted that the Fund’s annualized income return
for the five- and 10-year periods was above the median of
its Performance Universe, but for the one- and three-year
periods was below the median of its Performance Universe.
The Board also noted that the Fund’s annualized total
return for the one-, three-, five- and 10-year periods was
below the median of its Performance Universe. The Board
discussed the Fund’s underperformance with management
and management explained that, relative to its Performance
Universe, the Fund was underweight AA- and AAA-rated
bonds and overweight bonds with ten or more year maturities
which detracted from performance. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
Management further explained the steps that it was taking
to address the sources of the underperformance, including
maintaining a duration overweight relative to peers. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 shares for each Fund and for Class A
shares for each other fund in the applicable Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Arizona Tax-Free Income Fund, Franklin Michigan
Tax-Free Income Fund and Franklin Oregon Tax-Free
Income Fund - The Expense Group for each Fund, included
the respective Fund and 10 other “other states” municipal
debt funds. The Board noted that the Management Rates
and actual total expense ratios for the Funds were below
the medians of their respective Expense Groups. The Board
concluded that the Management Rates charged to the Funds
are reasonable.
Franklin Colorado Tax-Free Income Fund, Franklin
Connecticut Tax-Free Income Fund and Franklin Ohio Tax-
Free Income Fund - The Expense Group for the Franklin
Colorado Tax-Free Income Fund included the Fund and
10 other “other states” municipal debt funds. The Expense
Group for the Franklin Connecticut Tax-Free Income Fund
included the Fund and nine other “other states” municipal
debt funds. The Expense Group for the Franklin Ohio Tax-
Free Income Fund included the Fund and six other Ohio
municipal debt funds. The Board noted that the Management
Rates for the Funds were one basis point or less above
the medians of their respective Expense Groups, except
for the Franklin Connecticut Tax-Free Income Fund which
was approximately three basis points above the median of
its Expense Group. The Board further noted that the actual
total expense ratios for the Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to the Funds are
reasonable.
Franklin Minnesota Tax-Free Income Fund and Franklin
Pennsylvania Tax-Free Income Fund - The Expense Group
for the Franklin Minnesota Tax-Free Income Fund included
the Fund and seven other Minnesota municipal debt funds.
The Expense Group for the Franklin Pennsylvania Tax-Free
Income Fund included the Fund and 11 other Pennsylvania
municipal debt funds. The Board noted that the Management
Rates for the Funds were equal to the medians of their

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respective Expense Groups, and the actual total expense
ratios for the Funds were below the medians of their
respective Expense Groups. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted the
Franklin Connecticut Tax-Free Income Fund does not have
an asset size that would likely enable the Fund to achieve
economies of scale. The Board further noted that given the
decline in assets over the past three calendar years for each of the Franklin Colorado Tax-Free Income Fund, Franklin
Michigan Tax-Free Income Fund and Franklin Pennsylvania
Tax-Free Income Funds, these Funds are not expected to
experience additional economies of scale in the foreseeable
future. The Board concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
each Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
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that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF3 S 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023